                                           -------------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: October 31, 2006
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                                            hours per response. . . . . . . 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05551
                                  ----------------------------------------------

                                  AmSouth Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         3435 Stelzer Road, Columbus, OH            43219
--------------------------------------------------------------------------------
                    (Address of principal executive offices)      (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   -----------------------------

Date of fiscal year end:  7/31/03
                        --------------------------------------------------------

Date of reporting period:  7/31/03
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 ("Act") (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

         Attached below is a Supplement dated April 30, 2004 to the Annual Report dated July 31, 2003. Also attached is the Annual Report dated July 31, 2003 as amended.

                                  AMSOUTH FUNDS

RE: AmSouth Enhanced Market Fund Annual Report Graph

Dear Shareholder:

Enclosed for your information is a corrected version of the performance graph for the AmSouth Enhanced Market Fund which appeared on page 11 of the AmSouth Funds' Annual Report dated July 31, 2003.

The performance of the index reflected in the graph for the AmSouth Enhanced Market Fund was incorrect. Originally, the performance of a hypothetical $10,000 investment in the S&P 500 Stock Index was shown in the graph for the AmSouth Enhanced Market Fund as $10,066 and it should have been $10,673.

For updated information concerning this and other AmSouth Funds, please see the AmSouth Funds' Semi-Annual Report to Shareholders dated January 31, 2004.

Sincerely,

/s/  Nadeem Yousaf
Nadeem Yousaf

       SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT
                             FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS

                       Supplement dated April 30 , 2004 to

                        Annual Report dated July 31, 2003

This Supplement provides the following amended information and supercedes any information to the contrary in the Annual Report dated July 31, 2003:

The graph for the AmSouth Enhanced Market Fund on page 11 is deleted in its entirety and replaced with the following:

                              [GRAPH APPEARS HERE]

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return

As of                Inception           1             Since
July 31, 2003           Date            Year         Inception
---------------------------------------------------------------
Class A Shares*        9/1/98           2.61%          0.37%
---------------------------------------------------------------
Class B Shares**      9/2/98/1/         2.79%          0.37%
---------------------------------------------------------------
Class I Shares       12/11/98/1/        8.71%          1.69%
---------------------------------------------------------------

*  Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

                            AmSouth Enhanced Market          S&P 500
                            Fund (Class A Shares)*         Stock Index
                            -----------------------        -----------
9/1/1998                              9452                    10000
                                     10048                    10245
                                     10841                    11078
                                     11535                    11749
12/31/1998                           12130                    12426
                                     12624                    12945
                                     12195                    12542
                                     12746                    13044
                                     13222                    13549
                                     12901                    13229
                                     13624                    13963
                                     13226                    13528
                                     13233                    13460
                                     12840                    13091
                                     13588                    13920
                                     13884                    14202
12/31/1999                           14684                    15039
                                     14025                    14284
                                     13747                    14014
                                     15070                    15385
                                     14674                    14922
                                     14368                    14616
                                     14635                    14975
                                     14477                    14742
                                     15397                    15657
                                     14546                    14830
                                     14530                    14768
                                     13405                    13604
12/31/2000                           13474                    13671
                                     13927                    14156
                                     12615                    12865
                                     11799                    12051
                                     12766                    12987
                                     12796                    13074
                                     12504                    12757
                                     12363                    12632
                                     11566                    11841
                                     10578                    10884
                                     10850                    11092
                                     11731                    11943
12/31/2001                           11779                    12048
                                     11677                    11872
                                     11423                    11643
                                     11848                    12081
                                     11061                    11348
                                     10961                    11265
                                     10174                    10462
                                      9383                     9646
                                      9409                     9709
                                      8328                     8654
                                      9062                     9415
                                      9591                     9970
12/31/2002                            9014                     9385
                                      8750                     9139
                                      8613                     9002
                                      8673                     9089
                                      9395                     9838
                                      9898                    10356
                                     10007                    10489
7/31/2003                            10185                    10673

The chart and table above compare a hypothetical $10,000 investment from 9/1/98 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

The performance of the AmSouth Enhanced Market Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/Performance for the Class B and Class I Shares, which commenced operations on 9/2/98 and 12/11/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

           SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL
                          REPORT FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS

RE: AmSouth International Equity Fund Annual Report Graph

Dear Shareholder:

Enclosed for your information is a corrected version of the performance graph for the AmSouth International Equity Fund which appeared on page 21 of the AmSouth Funds' Annual Report dated July 31, 2003.

The performance of the index reflected in the graph for the AmSouth International Equity Fund was incorrect. Originally, the performance of a hypothetical $10,000 investment in the MSCI EAFE Index was shown in the graph for the AmSouth International Equity Fund as $8,550 and it should have been $8,721.

For updated information concerning this and other AmSouth Funds, please see the AmSouth Funds' Semi-Annual Report to Shareholders dated January 31, 2004.

Sincerely,

/s/  Nadeem Yousaf
Nadeem Yousaf

        SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT
                              FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS

                       Supplement dated April 30 , 2004 to
                        Annual Report dated July 31, 2003

This Supplement provides the following amended information and supercedes any information to the contrary in the Annual Report dated July 31, 2003:

The graph for the AmSouth International Equity Fund on page 21 is deleted in its entirety and replaced with the following:

                              [GRAPH APPEARS HERE]

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.



Average Annual Total Return

As of                          Inception      1        5       Since
July 31, 2003                    Date        Year     Year   Inception
-----------------------------------------------------------------------
Class A Shares*                 8/15/97      5.28%   -5.09%    -2.45%
-----------------------------------------------------------------------
Class B Shares**               2/2/99/1/     6.13%   -5.05%    -2.41%
-----------------------------------------------------------------------
Class I Shares                12/14/98/1/   11.73%   -3.86%    -1.39%
-----------------------------------------------------------------------

* Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


                        AmSouth International Equity         MSCI
                           Fund (Class A Shares)*        EAFE(R) Index
                        ----------------------------     -------------
08/15/1997                          9452                     10000
                                    9149                      9253
                                    9773                      9772
                                    8998                      9020
                                    9093                      8928
12/31/1997                          9168                      9006
                                    9395                      9418
                                    9897                     10023
                                   10493                     10331
                                   10673                     10413
                                   10730                     10362
                                   10474                     10441
                                   10588                     10547
                                    8875                      9240
                                    8449                      8957
                                    9149                      9890
                                    9679                     10397
12/31/1998                         10037                     10807
                                    9952                     10775
                                    9705                     10519
                                   10028                     10958
                                   10559                     11402
                                   10170                     10815
                                   10654                     11236
                                   10995                     11570
                                   11166                     11612
                                   11147                     11729
                                   11422                     12169
                                   11754                     12591
12/31/1999                         12724                     13721
                                   11794                     12850
                                   11852                     13196
                                   12389                     13707
                                   11852                     12986
                                   11670                     12669
                                   12197                     13164
                                   11861                     12612
                                   11855                     12722
                                   11279                     12102
                                   11135                     11816
                                   10808                     11373
12/31/2000                         11262                     11777
                                   11262                     11771
                                   10627                     10889
                                    9843                     10163
                                   10359                     10869
                                   10120                     10486
                                    9813                     10057
                                    9416                      9874
                                    9237                      9624
                                    8156                      8649
                                    8215                      8870
                                    8464                      9197
12/31/2001                          8523                      9252
                                    8117                      8760
                                    8236                      8822
                                    8752                      9342
                                    8772                      9361
                                    8881                      9479
                                    8484                      9102
                                    7749                      8203
                                    7779                      8187
                                    6767                      7310
                                    7144                      7703
                                    7630                      8054
12/31/2002                          7249                      7784
                                    7080                      7460
                                    6881                      7289
                                    6693                      7151
                                    7447                      7860
                                    8003                      8344
                                    8242                      8550
07/31/2003                          8629                      8721

The chart and table above compare a hypothetical $10,000 investment from 8/15/97 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

The performance of the AmSouth International Equity Fund is measured against the Morgan Stanley Capital International, MSCI (Europe, Australasia and Far East) EAFE* Index, which is unmanaged index that is comprised of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

The quoted returns reflect the performance from 8/15/97 to 12/31/98, of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the AmSouth International Equity Fund.

/1/Performance for the Class B and Class I Shares, which commenced operations on 2/2/99 and 12/14/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

           SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL
                          REPORT FOR FUTURE REFERENCE.

ANNUAL REPORT





July 31, 2003

[LOGO] AMSOUTH FUNDS(R)
www.amsouthfunds.com

TABLE OF CONTENTS


     Glossary of Terms................................................   2

     Management Discussion of Performance
         Message from the Chairman and Investment Advisor.............   5

     Fund Summary
         Value Fund...................................................   6
         Select Equity Fund...........................................   8
         Enhanced Market Fund.........................................  10
         Large Cap Fund...............................................  12
         Capital Growth Fund..........................................  14
         Mid Cap Fund.................................................  16
         Small Cap Fund...............................................  18
         International Equity Fund....................................  20
         Balanced Fund................................................  22
         Strategic Portfolios.........................................  24
         Government Income Fund.......................................  30
         Limited Term Bond Fund.......................................  32
         Bond Fund....................................................  34
         Municipal Bond Fund..........................................  36
         Florida Tax-Exempt Fund......................................  38
         Tennessee Tax-Exempt Fund....................................  40
         Money Market Funds...........................................  42

     Schedule of Portfolio Investments
         Value Fund...................................................  43
         Select Equity Fund...........................................  44
         Enhanced Market Fund.........................................  45
         Large Cap Fund...............................................  49
         Capital Growth Fund..........................................  51
         Mid Cap Fund.................................................  52
         Small Cap Fund...............................................  56
         International Equity Fund....................................  58
         Balanced Fund................................................  63
         Strategic Portfolios: Aggressive Growth Portfolio............  65
         Strategic Portfolios: Growth Portfolio.......................  66
         Strategic Portfolios: Growth and Income Portfolio............  66
         Strategic Portfolios: Moderate Growth and Income Portfolio...  67
         Government Income Fund.......................................  67
         Limited Term Bond Fund.......................................  68
         Bond Fund....................................................  70
         Municipal Bond Fund..........................................  73
         Florida Tax-Exempt Fund......................................  78
         Tennessee Tax-Exempt Fund....................................  79
         Prime Money Market Fund......................................  81
         U.S. Treasury Money Market Fund..............................  82
         Treasury Reserve Money Market Fund...........................  82
         Tax-Exempt Money Market Fund.................................  83
         Institutional Prime Obligations Money Market Fund............  85

     Statements of Assets and Liabilities.............................  88

     Statements of Operations.........................................  92

     Statements of Changes in Net Assets..............................  96

     Notes to Financial Statements.................................... 100

     Financial Highlights............................................. 118

     Report of Independent Auditors................................... 136

  GLOSSARY OF TERMS

Lehman Brothers Government/Credit Bond Index is comprised of all bonds that are investment-grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Lehman Brothers Mortgage Index is comprised of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

Lipper Balanced Funds Average is comprised of mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio range around 60%/40%.

Lipper Corporate Debt Funds A Rated Average is comprised of the mutual funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

Lipper Multi-Cap Core Funds Average is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalization's (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average P/E and P/B ratio, and three-year earnings growth figure, compared to that of the U.S. diversified multi-cap equity funds universe average.

Lipper Multi-Cap Growth Funds Average is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above average P/E and P/B ratio and three-year earnings growth figure, compared to that of the U.S. diversified multi-cap equity funds universe average.

Lipper Flexible Portfolio Funds Average is comprised of mutual funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

Lipper General Municipal Bond Average is comprised of mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Lipper Short Intermediate Investment Grade Debt Funds Average is comprised of mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Lipper Large-Cap Core Funds Average is comprised of mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average P/E and P/B ratio, and three-year sales-per-share growth value, compared to that of the S&P 500 Stock Index.

Lipper Large-Cap Growth Funds Average is comprised of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average P/E and P/B ratio, and three-year sales-per-share growth value, compared to that of the S&P 500 Stock Index.

Lipper Large Cap Value Funds Average is comprised of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average is comprised of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalization's (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average P/E and P/B ratio, and three-year sales-per-share growth value, compared to that of the S&P MidCap 400 Index.

Lipper Small-Cap Growth Funds Average is comprised of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalization's (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average P/E and P/B ratio, and three-year sales-per-share growth value, compared to that of the S&P SmallCap 600 Index.

                                                              GLOSSARY OF TERMS


Lipper Other States Intermediate Municipal Debt Funds Average is comprised of mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

Lipper Florida Municipal Debt Funds Average is comprised of mutual funds that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of five to ten years.

Lipper U.S. Mortgage Funds Average is comprised of mutual funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Merrill Lynch 1-5-Year Government Bond Index tracks the performance of government bonds in that maturity range with a rating of at least Baa.

Merrill Lynch 1-12-Year Municipal Bond Index tracks the performance of municipal bonds with intermediate maturities of a least one year, but no more than 12 years maturities.

Merrill Lynch 3-7-Year Municipal Bond Index tracks the performance of municipal bonds with intermediate maturities of a least three years, but no more than seven years.

Merrill Lynch Government/Corporate Master Index consists of issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East
(EAFE) Index is comprised of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Price-to-Earnings Ratio (P/E) -- A valuation ratio of a company's current share price to its per-share earnings. A high P/E means high projected earnings in the future. This ratio gives an investor an idea of how much they are paying for a particular company's earning power.

Price-to-Book Ratio (P/B) -- The ratio of price-to-book value gives an investor an idea about the relationship between the stock's price and the company's underlying value. Other things being equal, people who invest for value prefer companies with a low ratio of price-to-book value.

Russell 2000(R) Growth Index tracks the performance of domestically traded common stocks of small- to mid-sized companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's 1500 SuperComposite Index is a combination of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indices, and provides a broad representation of the entire U.S. market, representing 87% of total U.S. equity market capitalization.

S&P/Barra Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indexes "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

Standard & Poor's MidCap 400 Index is an unmanaged index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

MESSAGE FROM THE CHAIRMAN AND INVESTMENT ADVISOR

DEAR SHAREHOLDERS:

We are pleased to send you this annual report for the 12-month period ended July 31, 2003. During the early months of the period the run-up to war with Iraq threw a wet blanket on the economy and the stock market. Economic data improved in the spring of 2003 and the stock market staged a strong rebound. Meanwhile, fixed-income investments posted strong gains until mid-June, and then lost ground.

The Economy Begins to Recover

The economy began the period showing modest growth, spurred by a great deal of stimulus from the Federal Reserve (the "Fed"). The rate of economic recovery was hindered by sluggish business spending and hiring, which resulted in part from a federal government directive requiring the country's largest 1,000 companies to certify their financial records. This directive was part of an effort to restore investor confidence following a series of accounting scandals. The mandate forced business leaders to focus on past performance instead of future spending initiatives. The Fed cut short-term interest rates by 0.50 percentage points in November in an attempt to stimulate the economy.

The potential of war with Iraq also hampered business spending by creating geopolitical uncertainty that made it difficult for corporate leaders to discern the direction of the economy. Rising energy prices also dragged on the economy during those months. The economy during the fourth quarter of 2002 and the first quarter of 2003 grew at an annualized rate below 2%. Consumer spending helped keep economic growth positive, as low mortgage rates allowed consumers to refinance their home loans and free up extra cash.

The economy showed signs of strength during the second quarter of 2003, growing at an annualized rate of 2.4%. Business spending increased at an annualized rate of 6.9%, while consumer spending rose 3.3%. During June, policymakers became concerned about the possibility of deflation--a difficult economic environment characterized by falling prices. The Fed in June lowered interest rates by 0.25 percentage points to help prevent deflation, adding additional stimulus to the economic recovery.

Stocks Fall, Then Rebound

Stock prices were very volatile during the period. Stronger federal oversight of corporate accounting procedures encouraged investors in August, and stocks rose. However, stock strength faded during September, as concerns about the looming war and the direction of the economy caused investors to sell equities. Relatively strong corporate profit reports during October and November pushed stock prices somewhat higher, but war-related fears again caused stocks to decline.

The stock market began its most recent rally in mid-March, as the beginning of the war with Iraq lifted the uncertainty that had been hanging over the market. Stocks surged through June powered by strong earnings reports and investors' expectations for an economic rebound. Technology and biotechnology stocks led the market rally, as investors prized shares that would benefit the most from a stronger economy. The stock market traded in a narrow range during July, as investors debated the strength of the economic recovery. The Standard & Poor's 500 Stock Index/1/ gained 10.64% during the 12 months ended July 31, 2003.

The Bull Market in Bonds Comes to an End

Bonds benefited from many of the factors that weighed on stocks during much of the period. For example, the economy's weakness during 2002 and early 2003 helped boost bond prices, as cautious investors chose to keep money in fixed-income securities instead of stocks. We believe that low inflation--and the potential for deflation--also caused investors to favor bonds. What's more, the uncertainty caused by the economic uncertainty led investors to seek the relative stability of fixed-income investments, and the Fed's two interest-rate cuts helped push down bond yields. Corporate bonds fared especially well, largely because they offered significantly higher yields than government issues.

The environment for fixed-income securities changed in mid-June. Yields rose dramatically during the final seven weeks of the period as the improving economy increased the risk of an up-tick in the inflation rate. Meanwhile, the resolution to the war with Iraq removed much of the uncertainty that had driven investors to seek stability in bonds. Yields on long-term Treasury bonds rose sharply during the final seven weeks of the period--the biggest seven-week surge in yields since March 1987. Yields of short-term bonds did not rise as much as long-term yields, due to investors' belief that the Fed would act to keep short-term interest rates low.

Going Forward

We believe that the economy will continue to recover, supported by low short-term interest rates as well as tax cuts and other economic stimuli. Business spending should increase as companies expand their inventories to prepare for a healthier economy, potentially creating a virtuous cycle of economic growth. Stocks have gained considerable ground since their March lows. We believe stocks could fall back temporarily between August and October--traditionally the weakest period of the year for the stock market. We feel such losses could provide a good buying opportunity for long-term investors, because a sustained economic recovery could lead to greater stock-market gains during the coming year. That said, stocks might remain strong through this fall if economic growth shows signs of accelerating.

Beyond the improving economic fundamentals, the preferential tax treatment for common stocks that was signed into law on June 6 is providing a catalyst for renewed interest in the equity market. Investors are not missing the big shift in relative after-tax returns favoring common stock dividends, and investor preferences are changing accordingly. Despite the sunset provision which causes the lower tax rate on dividends to expire at the end of 2008, we anticipate the popularity of the tax cut to persuade future Congresses to make it permanent, as well as most of the other provisions of the Bush tax cuts which also have sunset provisions.

With the high likelihood for the principle of equal taxation for dividends and capital gains becoming a long-standing feature of the tax code, we expected numerous companies to review their dividend policies and undertake a move toward higher dividend payout ratios. In light of this equal tax treatment, investors could view empire-building odysseys, which waste corporate cash, very negatively, and paying cash dividends and effectively managing core businesses may be favorably received.

We believe fixed-income securities could lag stocks during the coming year. Bonds currently offer very low yields, even after recent yield increases. The large and growing federal budget deficit could result in a greater supply in the Treasury market, potentially pushing yields higher. An improving economy and stock market could also hurt bond returns. Short-term issues should hold up better than long-term bonds, as we believe the Fed will probably keep short-term interest rates low to support the economic recovery.

We would like to take this opportunity to remind shareholders of the importance of diversification. Many investors at the end of the bull market of the late 1990s held too great a stake in technology stocks and other highly cyclical shares, and many of those investors suffered painful losses during the following three years. Likewise, many investors who moved large portions of their portfolios into bonds during recent years have been hurt by bonds' large declines since mid-June. A well-diversified portfolio that contains various types of stocks and bonds will better serve shareholders. Such a portfolio could possibly help smooth out returns while potentially providing the best opportunity for long-term gains.*

Thank you for your confidence in the AmSouth Funds. We will continue to maintain a diverse selection of mutual funds with a long-term investment focus--a combination designed to help you meet your most cherished financial goals.

Sincerely,

/s/ J. David Huber

J. David Huber
Chairman
AmSouth Funds

/s/ Joseph T. Keating
Joseph T. Keating
Chief Investment Officer
AmSouth Investment Management Company, LLC
August 25, 2003

* Diversification does not guarantee a profit nor protect against a loss. /1/See Glossary of Terms for additional information.

Investments in the Funds are neither guaranteed by, nor obligations of, AmSouth Bank or any other bank and are not insured by the FDIC or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal. This material must be preceded or accompanied by a current prospectus.

  AMSOUTH VALUE FUND


Portfolio Manager                                                                      [GRAPHIC]

Tin Y. Chan, CFA                                                 PORTFOLIO MANAGER'S PERSPECTIVE
Senior Vice President                              "The AmSouth Value Fund uses a 'value investing' approach.
                                                   Rather than pursue hot stocks that are in high demand, we
AmSouth Bank                                       search for solid companies with good fundamentals that are
AmSouth Asset Management, Inc.                     available at attractive prices. By adhering to this investment approach through entire market cycles, we seek to achieve
Tin Chan serves as manager of the AmSouth Value    above average long-term results with less volatility than the
Fund and as co-manager of the AmSouth Balanced                                  overall market."
Fund. He also is director of value equity
strategies for AmSouth Bank. With more than a
decade of experience in equity investments and
research, he has had portfolio management
responsibilities for retail and insurance-related
mutual funds. He holds two undergraduate degrees
from Cornell University and earned an MBA from
the Graduate School of Business at the University
of Chicago.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund gained 8.02% (Class A Shares at NAV). In comparison the Fund's benchmark, the S&P 500/BARRA Value Index gained 12.50%.

Q. What factors affected the Fund's performance?

A. A general decline in the stock market hurt the Fund's returns during the first three quarters of the period. Stocks rebounded sharply during the final quarter, however, helping the Fund post gains for the period. The Fund benefited from its focus on value stocks, which outperformed growth stocks.

The Fund's returns relative to the benchmark benefited early in the period from our focus on shares of large firms with strong balance sheets. Such stocks held up better than other shares as investors sought stability. The Fund's returns lagged the benchmark during the final quarter of the period, as stocks that are more speculative led the market rally. This Fund does not invest in those types of stocks, so did not benefit from their gains.

We changed the Fund's sector allocations in March to position the portfolio for an economic recovery. In particular, we increased the Fund's weightings in consumer-discretionary and industrial stocks. We also reduced the Fund's allocations to health care and utilities stocks. Those moves helped the Fund's performance during the final quarter of the period.

We also reduced the Fund's weighting in technology stocks in March. We felt valuations in that sector were too high, and earnings for many technology companies were not as reliable as we would like to see. However, technology stocks led the market during the last three months of the period, which hurt the Fund's relative returns.

                                                             AMSOUTH VALUE FUND

                                    [CHART]

Value of a $10,000 Investment

               AmSouth Value Fund     S&P 500/BARRA
                (Class A Shares)*      Value Index
                -----------------     -------------
 07/31/93         $ 9,448                $10,000
 08/31/93           9,806                 10,392
 09/30/93           9,672                 10,388
 10/31/93           9,834                 10,444
 11/30/93           9,773                 10,257
 12/31/93          10,047                 10,431
 01/31/94          10,502                 10,918
 02/28/94          10,252                 10,524
 03/31/94           9,767                 10,091
 04/30/94           9,820                 10,303
 05/31/94          10,050                 10,474
 06/30/94           9,915                 10,184
 07/31/94          10,195                 10,529
 08/31/94          10,508                 10,826
 09/30/94          10,286                 10,445
 10/31/94          10,405                 10,672
 11/30/94           9,957                 10,240
 12/31/94          10,084                 10,366
 01/31/95          10,274                 10,646
 02/28/95          10,713                 11,059
 03/31/95          11,030                 11,364
 04/30/95          11,448                 11,739
 05/31/95          11,767                 12,261
 06/30/95          11,785                 12,354
 07/31/95          12,159                 12,779
 08/31/95          12,183                 12,889
 09/30/95          12,434                 13,337
 10/31/95          12,211                 13,129
 11/30/95          12,696                 13,817
 12/31/95          12,847                 14,200
 01/31/96          13,231                 14,625
 02/29/96          13,397                 14,763
 03/31/96          13,746                 15,108
 04/30/96          14,174                 15,262
 05/31/96          14,332                 15,492
 06/30/96          14,207                 15,417
 07/31/96          13,506                 14,767
 08/31/96          13,968                 15,174
 09/30/96          14,277                 15,824
 10/31/96          14,220                 16,360
 11/30/96          15,056                 17,612
 12/31/96          14,869                 17,323
 01/31/97          15,439                 18,122
 02/28/97          15,950                 18,254
 03/31/97          15,624                 17,629
 04/30/97          15,997                 18,290
 05/31/97          17,180                 19,437
 06/30/97          17,828                 20,180
 07/31/97          19,225                 21,794
 08/31/97          18,555                 20,809
 09/30/97          19,710                 22,029
 10/31/97          18,697                 21,220
 11/30/97          19,306                 22,029
 12/31/97          19,671                 22,518
 01/31/98          19,733                 22,240
 02/28/98          21,149                 23,908
 03/31/98          22,279                 25,119
 04/30/98          22,075                 25,417
 05/31/98          22,007                 25,059
 06/30/98          22,240                 25,249
 07/31/98          21,598                 24,701
 08/31/98          18,708                 20,729
 09/30/98          19,889                 21,989
 10/31/98          21,582                 23,711
 11/30/98          22,621                 24,946
 12/31/98          23,136                 25,822
 01/31/99          23,156                 26,344
 02/28/99          22,648                 25,777
 03/31/99          23,255                 26,558
 04/30/99          24,988                 28,847
 05/31/99          25,055                 28,338
 06/30/99          25,626                 29,426
 07/31/99          24,820                 28,521
 08/31/99          24,015                 27,799
 09/30/99          22,788                 26,711
 10/31/99          23,795                 28,219
 11/30/99          23,566                 28,054
 12/31/99          24,030                 29,108
 01/31/00          22,649                 28,182
 02/29/00          21,109                 26,421
 03/31/00          23,704                 29,176
 04/30/00          23,425                 28,981
 05/31/00          23,820                 29,071
 06/30/00          22,427                 27,923
 07/31/00          22,788                 28,481
 08/31/00          24,398                 30,391
 09/30/00          24,497                 30,384
 10/31/00          25,076                 30,951
 11/30/00          24,193                 29,367
 12/31/00          25,250                 30,878
 01/31/01          26,709                 32,182
 02/28/01          26,190                 30,049
 03/31/01          25,405                 28,863
 04/30/01          27,194                 30,821
 05/31/01          27,992                 31,143
 06/30/01          27,784                 30,135
 07/31/01          27,597                 29,613
 08/31/01          26,807                 27,902
 09/30/01          24,407                 25,251
 10/31/01          25,329                 25,251
 11/30/01          25,847                 26,854
 12/31/01          26,281                 27,263
 01/31/02          26,029                 26,514
 02/28/02          25,377                 26,277
 03/31/02          27,864                 27,624
 04/30/02          26,263                 26,240
 05/31/02          25,119                 26,345
 06/30/02          22,366                 24,683
 07/31/02          18,985                 22,015
 08/31/02          19,357                 22,166
 09/30/02          16,460                 19,633
 10/31/02          17,582                 21,266
 11/30/02          19,544                 22,760
 12/31/02          18,577                 21,577
 01/31/03          18,434                 20,987
 02/28/03          17,347                 20,415
 03/31/03          17,232                 20,389
 04/30/03          18,772                 22,405
 05/31/03          20,231                 24,054
 06/30/03          20,394                 24,230
 07/31/03          20,508                 24,768

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
----------------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year     5 Year     10 Year
----------------------------------------------------------------------------
Class A Shares*            12/1/88         2.10%     -2.14%      7.45%
Class B Shares**           9/3/97/1/       2.17%     -2.01%      7.58%
Class I Shares             9/2/97/1/       8.21%     -0.86%      8.16%
----------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).




 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Value Fund is measured against the S&P 500/BARRA Value Index, an unmanaged index generally representative of the stocks in the S&P 500 with the lowest price-to-book ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/ Performance for the Class B and Class I Shares, which commenced operations on 9/3/97 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH SELECT EQUITY FUND

PORTFOLIO MANAGERS                                                                                   [GRAPHIC]

OakBrook Investments, LLC (sub-advisor):                                    PORTFOLIO MANAGER'S PERSPECTIVE
 Neil Wright, President and Chief Investment Officer          "Our goal in managing the AmSouth Select Equity Fund is
 Janna Sampson, Director of Portfolio Management              to outperform the S&P 500 over a complete market cycle
 Peter Jankovskis, Director of Research                       while experiencing less volatility than the broad stock
                                                              market. We look for 20 to 25 leading companies that have
As portfolio managers for the AmSouth Select Equity Fund,     a dominant market position, or a well-known brand name,
Neil Wright, Janna Sampson and Peter Jankovskis are three     yet whose stock price is undervalued. To make this 'growth
veteran investment professionals who have more than 50        at a reasonable price' strategy work, we use economic
years of combined experience. Neil and Peter hold PhDs in     theory to determine whether a company is likely to recover
economics, and Janna holds an MA in economics. They have      its dominant position after a dip. We believe our patient,
worked together for the past 11 years. They also serve as     long-term approach offers excellent defensive protection,
the portfolio managers for the AmSouth Enhanced Market Fund   which can help reduce losses when the market is weak."
and the AmSouth Mid Cap Fund.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period through July 31, 2003?

A. The Fund gained 8.77% (Class A Shares at NAV) during the period. In comparison, the Fund's benchmark the S&P 500 Stock Index gained 10.64%. The Lipper Multi-Cap Core Funds Average/1/ returned 11.04%.

Q. What factors affected the Fund's performance during the period?

A. The overall stock market was weak during the first nine-and-a-half months of the period, but then rebounded sharply. Those trends hurt the Fund's absolute returns during the period through mid-March, and then helped the Fund's performance during the rest of the period.

The Fund outperformed its benchmark while the stock market struggled. This Fund invests in what we call "market-power" stocks: shares of firms with leading market share in their industries and barriers such as strong brands or patents that can protect their market-share advantage. Those attributes typically produce reliable earnings--which often cause market-power stocks to perform relatively well when the economy is weak and during other uncertain market environments.

The Fund trailed its benchmark during the spring's stock-market rebound, because this Fund does not hold the types of speculative shares that led the market recovery. That said, the Fund's returns relative to the benchmark did benefit late in the period from our earlier decision to shift some assets into cyclical stocks that we felt were likely to participate strongly in an economic recovery. The Fund's relative returns also benefited from our decision to sell an interest-rate sensitive stock late in the period. Such stocks performed poorly in the face of investors' expectations of higher interest rates going forward.


/1/See Glossary of Terms for additional information.

   The AmSouth Select Equity Fund is subadvised by OakBrook Investments, LLC, which is paid a fee for its services.

                                                     AMSOUTH SELECT EQUITY FUND

                                    [CHART]

Value of a $10,000 Investment

              AmSouth Select
               Equity Fund         S&P 500
             (Class A Shares)*   Stock Index
             ----------------    -----------
  9/1/1998          $9,452         $10,000
 9/30/1998           9,928          10,245
10/31/1998          10,772          11,078
11/30/1998          11,052          11,749
12/31/1998          11,400          12,426
 1/31/1999          11,286          12,945
 2/28/1999          11,003          12,542
 3/31/1999          10,994          13,044
 4/30/1999          11,924          13,549
 5/31/1999          11,488          13,229
 6/30/1999          11,973          13,963
 7/31/1999          11,289          13,528
 8/31/1999          10,919          13,460
 9/30/1999          10,409          13,091
10/31/1999          10,514          13,920
11/30/1999          10,057          14,202
12/31/1999          10,246          15,039
 1/31/2000           9,537          14,284
 2/29/2000           8,803          14,014
 3/31/2000           9,346          15,385
 4/30/2000           9,170          14,922
 5/31/2000           9,606          14,616
 6/30/2000           9,461          14,975
 7/31/2000           9,048          14,742
 8/31/2000           9,516          15,657
 9/30/2000           9,840          14,830
10/31/2000          10,261          14,768
11/30/2000          10,711          13,604
12/31/2000          11,543          13,671
 1/31/2001          11,075          14,156
 2/28/2001          11,159          12,865
 3/31/2001          10,826          12,051
 4/30/2001          11,107          12,987
 5/31/2001          11,522          13,074
 6/30/2001          11,439          12,757
 7/31/2001          11,668          12,632
 8/31/2001          11,918          11,841
 9/30/2001          11,274          10,884
10/31/2001          11,269          11,092
11/30/2001          11,965          11,943
12/31/2001          12,403          12,048
 1/31/2002          12,260          11,872
 2/28/2002          12,562          11,643
 3/31/2002          12,790          12,081
 4/30/2002          12,297          11,348
 5/31/2002          12,422          11,265
 6/30/2002          11,808          10,462
 7/31/2002          11,433           9,646
 8/31/2002          11,610           9,709
 9/30/2002          10,746           8,654
10/31/2002          11,353           9,415
11/30/2002          11,697           9,970
12/31/2002          11,272           9,385
 1/31/2003          10,937           9,139
 2/28/2003          10,626           9,002
 3/31/2003          10,644           9,089
 4/30/2003          11,428           9,838
 5/31/2003          12,195          10,356
 6/30/2003          12,362          10,489
 7/31/2003          12,436          10,673

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
--------------------------------------------------------------------------------
As of July 31, 2003      Inception Date       1 Year     Since Inception
--------------------------------------------------------------------------------
Class A Shares*              9/1/98            2.78%          4.54%
Class B Shares**             9/2/98/1/         2.98%          4.64%
Class I Shares              12/3/98/1/         8.96%          5.91%
--------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above compare a hypothetical $10,000 investment from 9/1/98 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Select Equity Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisors waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 1Performance for the Class B and Class I Shares, which commenced operations on 9/2/98 and 12/3/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH ENHANCED MARKET FUND

PORTFOLIO MANAGERS                                                                                     [GRAPHIC]

OakBrook Investments, LLC (sub-advisor):
 Neil Wright, President and Chief Investment Officer                             PORTFOLIO MANAGERS' PERSPECTIVE
 Janna Sampson, Director of Portfolio Management                   "Our stock selection strategy for the AmSouth Enhanced
 Peter Jankovskis, Director of Research                            Market Fund is fairly conservative, with Fund returns having a very close correlation to those of the S&P 500. We try to be
Neil Wright, Janna Sampson and Peter Jankovskis are three          100% invested and do not try to time the market. Through
veteran investment professionals who have more than 50 years of    the use of a sophisticated computer model, we attempt to
combined experience. Neil and Peter have PhDs in economics, and    identify and invest in 350 to 425 stocks within the S&P 500
Janna holds an MA in economics. They have worked together for      that are starting to experience a widening range of investor
the past 11 years. In addition to the Enhanced Market Fund, they   expectations. We look to overweight those stocks that we
also serve as portfolio managers of the AmSouth Select Equity       believe will outperform the overall market."
Fund and the AmSouth Mid Cap Fund.

                                    [GRAPHIC]

                                      Q&A


Q. How did the Fund perform during the 12 months ended July 31, 2003?

A. The Fund gained 8.54% (Class A Shares at NAV) during the period. In comparison, the Fund's benchmark the S&P 500 Stock Index gained 10.64%. The Lipper Large-Cap Core Funds Average/1/ gained 8.19%.

Q. What factors affected the Fund's returns during the period?

A. This Fund is an enhanced index fund that holds most of the stocks in the S&P
500. We use a computer model to determine which of those stocks analysts expect to perform well going forward. We then increase the Fund's investments in those shares, and decrease the Fund's investments in the shares that are expected to perform poorly. We rebalance the Fund's portfolio once a quarter.

The general market environment naturally had a large impact on absolute Fund performance during the period. The stock market fell between July 2002 and mid-March, 2003, resulting in negative returns for the Fund during that time. Stocks subsequently rebounded sharply, helping the Fund make up ground and finish the 12-month period in positive territory.

The Fund trailed its benchmark while the overall stock market fell. That happened largely because our computer model focuses on earnings expectations, which were overshadowed during much of that period by other factors such as economic projections and the prospect for war with Iraq.

Early in the period overweight positions in health care and financial services stocks hurt returns, as did the Fund's overweight stake in industrials and consumer staples stocks during the first months of 2003. Our overweight position in information technology stocks during that time helped boost returns.



/1/See Glossary of Terms for additional information.

   The AmSouth Enhanced Market Fund is subadvised by Oakbrook Investments, LLC, which is paid a fee for its services.

                                                   AMSOUTH ENHANCED MARKET FUND

                                    [CHART]

                  AmSouth Enhanced
                    Market Fund         S&P 500
                  (Class A Shares)*   Stock Index
                  ---------------     -----------
 9/1/1998             $ 9,452          $10,000
 9/30/1998             10,048           10,245
10/31/1998             10,841           11,078
11/30/1998             11,535           11,749
12/31/1998             12,130           12,426
 1/31/1999             12,624           12,945
 2/28/1999             12,195           12,542
 3/31/1999             12,746           13,044
 4/30/1999             13,222           13,549
 5/31/1999             12,901           13,229
 6/30/1999             13,624           13,963
 7/31/1999             13,226           13,528
 8/31/1999             13,233           13,460
 9/30/1999             12,840           13,091
10/31/1999             13,588           13,920
11/30/1999             13,884           14,202
12/31/1999             14,684           15,039
 1/31/2000             14,025           14,284
 2/29/2000             13,747           14,014
 3/31/2000             15,070           15,385
 4/30/2000             14,674           14,922
 5/31/2000             14,368           14,616
 6/30/2000             14,635           14,975
 7/31/2000             14,477           14,742
 8/31/2000             15,397           15,657
 9/30/2000             14,546           14,830
10/31/2000             14,530           14,768
11/30/2000             13,405           13,604
12/31/2000             13,474           13,671
 1/31/2001             13,927           14,156
 2/28/2001             12,615           12,865
 3/31/2001             11,799           12,051
 4/30/2001             12,766           12,987
 5/31/2001             12,796           13,074
 6/30/2001             12,504           12,757
 7/31/2001             12,363           12,632
 8/31/2001             11,566           11,841
 9/30/2001             10,578           10,884
10/31/2001             10,850           11,092
11/30/2001             11,731           11,943
12/31/2001             11,779           12,048
 1/31/2002             11,677           11,872
 2/28/2002             11,423           11,643
 3/31/2002             11,848           12,081
 4/30/2002             11,061           11,348
 5/31/2002             10,961           11,265
 6/30/2002             10,174           10,462
 7/31/2002              9,383            9,646
 8/31/2002              9,409            9,709
 9/30/2002              8,328            8,654
10/31/2002              9,062            9,415
11/30/2002              9,591            9,970
12/31/2002              9,014            9,385
 1/31/2003              8,750            9,139
 2/28/2003              8,613            9,002
 3/31/2003              8,673            9,089
 4/30/2003              9,395            9,838
 5/31/2003              9,898           10,356
 6/30/2003             10,007           10,489
 7/31/2003             10,185           10,673

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.


Average Annual Total Return
---------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year      Since Inception
---------------------------------------------------------------------
Class A Shares*            9/1/98          2.61%           0.37%
Class B Shares**           9/2/98/1/       2.79%           0.37%
Class I Shares           12/11/98/1/       8.71%           1.69%
---------------------------------------------------------------------

*Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above compare a hypothetical $10,000 investment from 9/1/98 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Enhanced Market Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/ Performance for the Class B and Class I Shares, which commenced operations on 9/2/98 and 12/11/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH LARGE CAP FUND

Portfolio Manager                                                            [GRAPHIC]

Ronald E. Lindquist
Senior Vice President                               PORTFOLIO MANAGER'S PERSPECTIVE

AmSouth Bank                             "The AmSouth Large Cap Fund is managed in a traditional large-cap growth style.
AmSouth Asset Management, Inc.           Our goal is to outperform the S&P 500 Stock Index/1/ over multiple market cycles. We look for industry leaders that have shown the potential to generate
Ron Lindquist has more than 35 years of  relatively predictable, above-average 3- to 5-year earnings streams. We
focused investment management            typically purchase stocks of large, high-quality companies with superior
experience. A founding member of the     earnings per share growth rates and correspondingly appropriate price/earnings
Financial Analysts Society of South      ratios. We consider sales when a stock's relative price/earnings ratio is well
Florida, he has a master's degree in     in excess of historical, similar-market norms or when a significant and ongoing
management science from Florida            earnings stream deterioration is forecast."
International University and a BS in
finance from Florida State University.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund returned 10.45% (Class A Shares at NAV). The Fund's benchmark, the S&P 500 Stock Index, returned 10.64%.

Q. What factors affected the Fund's performance during the period?

A. The Fund's absolute returns during nearly all of the first nine months of the period suffered from the general weakness experienced in the broader stock market. But then stocks rebounded sharply from the middle of March through the end of the fiscal year, helping the Fund post double-digit gains.

Our long-term strategic decision to hold an overweight stake in shares of technology companies helped the Fund, as stocks in that economic sector led the market. The Fund also benefited from its typically large stake in health care stocks. Our investments in biotechnology shares performed exceptionally well, more than offsetting weak performance by pharmaceutical stocks in our portfolio. For the most part, we did not hold shares of firms in the energy, utilities, telecommunications or basic materials sectors, because companies in those sectors typically do not exhibit the traditional growth characteristics we seek. This strategy helped the Fund's relative returns, since those sectors lagged the index during the period.

Long term, the Fund also tends to underweight financial-services stocks. That characteristic hurt relative returns during the period, although the Fund's financial-services holdings as a group performed well relative to our benchmark. The Fund routinely maintains significant positions in shares of industrial, consumer-discretionary and consumer-staples firms, which, on average, did not keep pace with the index.




/1/See Glossary of Terms for additional information.

                                                         AMSOUTH LARGE CAP FUND


                                    [CHART]

Value of a $10,000 Investment

               AmSouth Large
                 Cap Fund         S&P 500
              (Class A Shares)*  Stock Index
              -----------------  -----------
 07/31/1993      $ 9,446          $10,000
 08/31/1993        9,788           10,379
 09/30/1993        9,560           10,299
 10/31/1993        9,977           10,512
 11/30/1993       10,014           10,412
 12/31/1993       10,134           10,538
 01/31/1994       10,293           10,896
 02/28/1994       10,153           10,600
 03/31/1994        9,746           10,139
 04/30/1994        9,783           10,269
 05/31/1994        9,867           10,436
 06/30/1994        9,593           10,181
 07/31/1994        9,735           10,515
 08/31/1994       10,179           10,945
 09/30/1994        9,980           10,678
 10/31/1994       10,350           10,917
 11/30/1994       10,122           10,520
 12/31/1994       10,314           10,676
 01/31/1995       10,622           10,953
 02/28/1995       10,988           11,379
 03/31/1995       11,263           11,714
 04/30/1995       11,611           12,059
 05/31/1995       11,911           12,540
 06/30/1995       12,175           12,831
 07/31/1995       12,621           13,256
 08/31/1995       12,466           13,289
 09/30/1995       13,039           13,850
 10/31/1995       13,322           13,800
 11/30/1995       13,798           14,406
 12/31/1995       13,924           14,683
 01/31/1996       14,512           15,182
 02/29/1996       14,694           15,324
 03/31/1996       14,448           15,471
 04/30/1996       14,651           15,699
 05/31/1996       14,967           16,103
 06/30/1996       14,965           16,165
 07/31/1996       14,323           15,451
 08/31/1996       14,557           15,777
 09/30/1996       15,518           16,664
 10/31/1996       15,579           17,124
 11/30/1996       16,805           18,417
 12/31/1996       16,378           18,052
 01/31/1997       17,424           19,179
 02/28/1997       17,455           19,330
 03/31/1997       16,827           18,537
 04/30/1997       18,032           19,643
 05/31/1997       19,081           20,844
 06/30/1997       19,870           21,770
 07/31/1997       21,519           23,502
 08/31/1997       20,406           22,187
 09/30/1997       21,315           23,401
 10/31/1997       20,695           22,620
 11/30/1997       21,936           23,667
 12/31/1997       22,262           24,073
 01/31/1998       22,855           24,339
 02/28/1998       24,393           26,093
 03/31/1998       25,086           27,428
 04/30/1998       25,288           27,709
 05/31/1998       24,916           27,233
 06/30/1998       26,142           28,339
 07/31/1998       26,078           28,039
 08/31/1998       23,009           23,988
 09/30/1998       24,588           25,526
 10/31/1998       26,706           27,600
 11/30/1998       28,472           29,272
 12/31/1998       30,693           30,957
 01/31/1999       32,186           32,251
 02/28/1999       31,028           31,249
 03/31/1999       31,548           32,499
 04/30/1999       31,370           33,758
 05/31/1999       30,846           32,961
 06/30/1999       33,011           34,786
 07/31/1999       32,476           33,704
 08/31/1999       32,454           33,537
 09/30/1999       31,729           32,619
 10/31/1999       32,955           34,682
 11/30/1999       34,727           35,387
 12/31/1999       36,478           37,469
 01/31/2000       35,306           35,586
 02/29/2000       34,343           34,913
 03/31/2000       36,837           38,327
 04/30/2000       37,097           37,174
 05/31/2000       36,837           36,412
 06/30/2000       38,126           37,309
 07/31/2000       36,641           36,726
 08/31/2000       38,186           39,006
 09/30/2000       36,859           36,947
 10/31/2000       37,439           36,790
 11/30/2000       35,863           33,892
 12/31/2000       35,670           34,058
 01/31/2001       36,203           35,266
 02/28/2001       33,566           32,052
 03/31/2001       31,142           30,023
 04/30/2001       33,109           32,354
 05/31/2001       33,581           32,571
 06/30/2001       32,179           31,779
 07/31/2001       32,346           31,466
 08/31/2001       30,883           29,498
 09/30/2001       28,246           27,116
 10/31/2001       29,115           27,634
 11/30/2001       31,645           29,753
 12/31/2001       31,643           30,013
 01/31/2002       31,679           29,576
 02/28/2002       30,903           29,005
 03/31/2002       31,861           30,096
 04/30/2002       29,677           28,272
 05/31/2002       29,273           28,065
 06/30/2002       26,847           26,066
 07/31/2002       24,987           24,035
 08/31/2002       24,955           24,192
 09/30/2002       22,050           21,566
 10/31/2002       24,606           23,462
 11/30/2002       26,161           24,841
 12/31/2002       24,279           23,383
 01/31/2003       23,554           22,771
 02/28/2003       23,043           22,429
 03/31/2003       23,359           22,646
 04/30/2003       25,200           24,511
 05/31/2003       26,703           25,801
 06/30/2003       27,007           26,131
 07/31/2003       27,599           26,592

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
------------------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year       5 Year        10 Year
------------------------------------------------------------------------------
Class A Shares*             8/3/92        4.37%        0.00%        10.69%
Class B Shares**          12/15/98/1/     4.63%        0.07%        10.32%
Class I Shares            12/14/98/1/    10.65%        1.24%        11.37%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Large Cap Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the AmSouth Large Cap Fund.

/1/Performance for the Class B and Trust Shares, which commenced operations on 12/15/98 and 12/14/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH CAPITAL GROWTH FUND

Portfolio Managers                                                           [GRAPHIC]

Charles E. Winger, Sr., CFA
Senior Vice President                                  PORTFOLIO MANAGERS' PERSPECTIVE
                                         "As a growth-oriented fund, the Capital Growth Fund focuses
Robert A. Rinner, CFA                    on industry leaders with high earnings per share. We
Senior Vice President                    generally look for annual earnings growth of 15% or higher.
                                         After identifying strong themes, such as technology or health
AmSouth Bank                             care, we select companies that have financial strength, good
AmSouth Asset Management, Inc.           return on equity, reasonable debt-to-equity ratios and strong revenue growth. We apply sell discipline through price targets
Charles Winger has more than 30 years                            and downside alerts."
of investment management experience,
including 11 years with First American
National Bank. He has served as a
president of the Nashville Society of
Financial Analysts. He holds his MBA
and a BA in psychology from the
University of Tennessee.

Robert Rinner has nearly 20 years of
experience in equity portfolio
management and analysis. Prior to
joining AmSouth, he was associated with
First American National Bank. He is a
graduate of the University of Iowa,
with a bachelor of science degree in
finance. He earned an MBA from the
University of Oklahoma.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund's total return was 9.92% (Class A Shares at NAV). That compared to a 10.64% and 8.89% return for the Fund's benchmarks, the S&P 500 Stock Index and the S&P 500/Barra Growth Index. The Lipper Large-Cap Growth Funds Average/1/ returned 10.31%.

Q. What factors affected the Fund's performance during the period?

A. The Fund's returns were hurt by weakness in the stock market during the first nine months of the period, but benefited from stocks' strong rebound during the three months through July. The Fund's focus on growth stocks hurt performance, because growth shares lagged value stocks during the period. Likewise, the Fund's strategy of investing primarily in large-cap stocks hindered gains, as large shares lagged small caps. Moreover, the market rally was led by low-quality stocks, rather than the high-quality shares in which this Fund invests.

The Fund's returns relative to the benchmark held up well despite those negative factors. One reason: The Fund held a significant stake in mid-cap stocks, which outperformed the large-cap stocks represented by the S&P 500.

Sector allocation and stock selection also affected the Fund's relative returns. For example, the Fund held overweight stakes in technology and retail stocks. Those sectors performed relatively poorly during the first nine months of the period but then rebounded dramatically--more than compensating for their earlier losses. The Fund's underweight positions in consumer staples, energy and utilities stocks also helped relative returns, as those sectors lagged the benchmark. The Fund's overweight allocation to health-care stocks hurt relative returns, we feel that sector suffered from worries about the potential for new regulations in the pharmaceutical industry.


/1/See Glossary of Terms for additional information.

                                                    AMSOUTH CAPITAL GROWTH FUND

                                    [CHART]

Value of a $10,000 Investment

                AmSouth Capital      S&P 500
                  Growth Fund         Stock          S&P 500/BARRA
               (Class A Shares)*      Index           Growth Index
               ----------------       -----          -------------
07/31/1993         $ 9,444           $10,000           $10,000
08/31/1993           9,648            10,379            10,365
09/30/1993           9,702            10,299            10,206
10/31/1993           9,593            10,512            10,586
11/30/1993           9,512            10,412            10,578
12/31/1993           9,661            10,538            10,652
01/31/1994          10,041            10,896            10,880
02/28/1994           9,905            10,600            10,685
03/31/1994           9,485            10,139            10,192
04/30/1994           9,417            10,269            10,238
05/31/1994           9,472            10,436            10,405
06/30/1994           9,173            10,181            10,183
07/31/1994           9,404            10,515            10,507
08/31/1994           9,837            10,945            11,069
09/30/1994           9,648            10,678            10,911
10/31/1994           9,756            10,917            11,165
11/30/1994           9,431            10,520            10,799
12/31/1994           9,621            10,676            10,986
01/31/1995           9,878            10,953            11,258
02/28/1995          10,257            11,379            11,697
03/31/1995          10,501            11,714            12,064
04/30/1995          10,488            12,059            12,378
05/31/1995          10,867            12,540            12,821
06/30/1995          11,016            12,831            13,312
07/31/1995          11,572            13,256            13,736
08/31/1995          11,463            13,289            13,692
09/30/1995          11,897            13,850            14,368
10/31/1995          11,816            13,800            14,483
11/30/1995          12,466            14,406            15,005
12/31/1995          12,547            14,683            15,174
01/31/1996          13,035            15,182            15,754
02/29/1996          13,360            15,324            15,897
03/31/1996          13,550            15,471            15,830
04/30/1996          13,916            15,699            16,138
05/31/1996          14,160            16,103            16,732
06/30/1996          14,146            16,165            16,940
07/31/1996          13,279            15,451            16,159
08/31/1996          13,537            15,777            16,398
09/30/1996          14,282            16,664            17,536
10/31/1996          14,892            17,124            17,917
11/30/1996          15,772            18,417            19,255
12/31/1996          15,339            18,052            18,811
01/31/1997          16,165            19,179            20,284
02/28/1997          15,921            19,330            20,454
03/31/1997          15,186            18,537            19,482
04/30/1997          16,149            19,643            21,055
05/31/1997          17,152            20,844            22,301
06/30/1997          17,825            21,770            23,430
07/31/1997          19,359            23,502            25,285
08/31/1997          18,395            22,187            23,604
09/30/1997          19,363            23,401            24,807
10/31/1997          18,942            22,620            24,061
11/30/1997          19,499            23,667            25,367
12/31/1997          20,062            24,073            25,680
01/31/1998          20,171            24,339            26,542
02/28/1998          21,754            26,093            28,387
03/31/1998          22,773            27,428            29,855
04/30/1998          22,695            27,709            30,105
05/31/1998          21,801            27,233            29,501
06/30/1998          22,914            28,339            31,604
07/31/1998          23,118            28,039            31,586
08/31/1998          20,046            23,988            27,476
09/30/1998          21,603            25,526            29,315
10/31/1998          22,780            27,600            31,773
11/30/1998          23,879            29,272            33,925
12/31/1998          26,492            30,957            36,506
01/31/1999          27,835            32,251            38,735
02/28/1999          27,089            31,249            37,215
03/31/1999          27,873            32,499            39,018
04/30/1999          27,686            33,758            38,943
05/31/1999          26,697            32,961            37,807
06/30/1999          28,768            34,786            40,513
07/31/1999          28,246            33,704            39,231
08/31/1999          27,817            33,537            39,776
09/30/1999          27,281            32,619            39,099
10/31/1999          28,537            34,682            41,802
11/30/1999          29,661            35,387            43,591
12/31/1999          32,282            37,469            46,818
01/31/2000          31,114            35,586            43,699
02/29/2000          31,091            34,913            44,616
03/31/2000          34,191            38,327            48,742
04/30/2000          33,315            37,174            46,329
05/31/2000          32,394            36,412            44,440
06/30/2000          33,697            37,309            48,027
07/31/2000          33,630            36,726            45,889
08/31/2000          35,734            39,006            48,546
09/30/2000          35,249            36,947            43,808
10/31/2000          34,995            36,790            42,669
11/30/2000          32,802            33,892            38,133
12/31/2000          32,060            34,058            36,482
01/31/2001          32,084            35,266            37,522
02/28/2001          28,549            32,052            33,113
03/31/2001          25,282            30,023            30,129
04/30/2001          27,940            32,354            32,821
05/31/2001          27,964            32,571            32,899
06/30/2001          27,184            31,779            32,453
07/31/2001          26,477            31,466            32,369
08/31/2001          24,112            29,498            30,195
09/30/2001          21,406            27,116            28,169
10/31/2001          22,503            27,634            29,205
11/30/2001          24,697            29,753            31,791
12/31/2001          25,087            30,013            31,837
01/31/2002          25,112            29,576            31,788
02/28/2002          24,161            29,005            30,850
03/31/2002          25,136            30,096            31,585
04/30/2002          23,649            28,272            29,325
05/31/2002          22,869            28,065            28,757
06/30/2002          21,235            26,066            26,450
07/31/2002          19,407            24,035            25,180
08/31/2002          19,455            24,192            25,338
09/30/2002          17,749            21,566            22,714
10/31/2002          19,455            23,462            24,815
11/30/2002          20,309            24,841            26,019
12/31/2002          18,773            23,383            24,328
01/31/2003          18,383            22,771            23,720
02/28/2003          18,212            22,429            23,649
03/31/2003          18,456            22,646            24,129
04/30/2003          19,846            24,511            25,745
05/31/2003          20,528            25,801            26,583
06/30/2003          20,674            26,131            27,067
07/31/2003          21,333            26,592            27,421

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.


Average Annual Total Return
--------------------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year    5 Year    10 Year
--------------------------------------------------------------------------------
Class A Shares*        4/1/96/1/          3.92%   -2.70%      7.87%
Class B Shares**       2/5/98/2/          4.13%   -2.51%      7.49%
Class I Shares        10/3/97/2/         10.08%   -1.41%      8.52%
--------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).







 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 Performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole and the S&P 500/Barra Growth Index, an unmanaged index which measure the performance of 500 stocks chosen for their low book-to price ratios. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower. The Fund has changed its standardized benchmark from the S&P 500 Index to the S&P 500/Barra Growth Index to provide a more appropriate market comparison for the Fund's performance.

 The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund.

/1/The ISG Capital Growth Fund commenced operations on 4/1/96, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods dating back to 7/31/93, and prior to the mutual fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

/2/Performance for the Class B and Class I Shares, which commenced operations on 2/5/98 and 10/3/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH MID CAP FUND

Portfolio Managers                                                                               [GRAPHIC]

OakBrook Investments, LLC (sub-advisor):
 Neil Wright, President and Chief Investment Officer                    PORTFOLIO MANAGERS' PERSPECTIVE
 Janna Sampson, Director or Portfolio Management             "Our stock selection strategy for the AmSouth Mid Cap Fund
 Peter Jankovskis, Director of Research                      is fairly conservative, with Fund returns having a very close correlation to those of the S&P Mid Cap 400 Stock Index/1/.
As portfolio managers for the AmSouth Mid Cap Fund, Neil     We try to be 100% invested and do not try to time the market.
Wright, Janna Sampson and Peter Jankovskis are three         Through the use of a sophisticated computer model, we attempt
veteran investment professionals who have more than 50       to identify and invest in 320 to 380 stocks within the S&P
years of combined experience. Neil and Peter have PhDs in    Mid Cap 400 Index that are starting to experience a widening
economics, and Janna holds an MA in economics. They have     range of investor expectations. We look to overweight those
worked together for the past 11 years. The team also         stocks that we believe will outperform the overall market."
manages the AmSouth Select Equity Fund and the AmSouth
Enhanced Market Fund.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12 months ended July 31, 2003?

A. The Fund delivered a total return of 11.08% (Class A Shares at NAV). In comparison the Fund's benchmark, the S&P MidCap 400 Index gained 13.85%.

Q. What factors affected Fund performance during that time?

A. This Fund is an enhanced index fund that holds most of the stocks in the S&P MidCap 400 Index. We use a computer model to estimate the overall market's expectations for the stocks in the index, and adjust the weighting of individual shares accordingly once a quarter.

The Fund's absolute returns were hurt by the stock market's weak performance during the first three-quarters of the period, but benefited from a stock-market surge that began in mid-March and continued through the end of July. Mid-cap stocks performed particularly well late in the period, helping boost Fund returns.

The Fund trailed its benchmark during most of the year. The model that determines the Fund's stock weightings is based on earnings expectations, and throughout much of the period stock performance was driven by non-fundamental factors--for example, prospects for the economy and the potential repercussions of war with Iraq. The market's focus on non-fundamental factors caused many sectors that were overweight in the Fund to lag the benchmark.

For example, the computer model's emphasis on earnings expectations led us to overweight shares of consumer-discretionary and financial-services stocks during the second quarter of the period. For similar reasons, we overweighted health care and technology shares during the third quarter. All of those sectors struggled, and the positions hurt the Fund's returns relative to the benchmark. The Fund benefited near the end of the period from an overweight position in technology stocks, but that gain was not sufficient to offset continued poor results from finance and health care stocks.




/1/See Glossary of Terms for additional information.

  The AmSouth Mid Cap Fund is subadvised by OakBrook Investments, LLC, which is paid a fee for its services.

                                                           AMSOUTH MID CAP FUND

                                    [CHART]

Value of a $10,000 Investment

              AmSouth Mid Cap Fund         S&P MidCap
                (Class A Shares)*          400 Index
              --------------------       -------------
05/04/1999        $  9,452                  $10,000
05/31/1999           9,338                   10,043
06/30/1999          10,331                   10,581
07/31/1999          10,567                   10,356
08/31/1999          10,614                   10,001
09/30/1999          10,851                    9,693
10/31/1999          11,786                   10,186
11/30/1999          13,696                   10,721
12/31/1999          16,380                   11,358
01/31/2000          16,304                   11,038
02/29/2000          19,026                   11,811
03/31/2000          18,507                   12,799
04/30/2000          16,153                   12,352
05/31/2000          14,792                   12,198
06/30/2000          16,115                   12,377
07/31/2000          15,756                   12,573
08/31/2000          17,656                   13,977
09/30/2000          16,928                   13,881
10/31/2000          15,794                   13,410
11/30/2000          13,327                   12,398
12/31/2000          13,932                   13,347
01/31/2001          13,894                   13,644
02/28/2001          12,628                   12,865
03/31/2001          11,399                   11,909
04/30/2001          12,524                   13,222
05/31/2001          12,694                   13,530
06/30/2001          12,231                   13,476
07/31/2001          11,399                   13,275
08/31/2001          10,633                   12,841
09/30/2001           9,565                   11,243
10/31/2001           9,839                   11,741
11/30/2001          10,388                   12,614
12/31/2001          10,718                   13,266
01/31/2002          10,473                   13,197
02/28/2002           9,981                   13,213
03/31/2002          10,558                   14,158
04/30/2002          10,709                   14,092
05/31/2002          10,312                   13,854
06/30/2002           9,783                   12,840
07/31/2002           8,875                   11,596
08/31/2002           8,913                   11,655
09/30/2002           8,157                   10,716
10/31/2002           8,497                   11,180
11/30/2002           8,982                   11,827
12/31/2002           8,603                   11,341
01/31/2003           8,339                   11,010
02/28/2003           8,143                   10,748
03/31/2003           8,163                   10,838
04/30/2003           8,721                   11,625
05/31/2003           9,452                   12,589
06/30/2003           9,556                   12,748
07/31/2003           9,859                   13,201

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.


Average Annual Total Return
-----------------------------------------------------------------------
As of July 31, 2003     Inception Date       1 Year     Since Inception
-----------------------------------------------------------------------
Class A Shares*            5/4/99             4.94%         -0.33%
Class B Shares**           5/4/99             5.30%         -0.31%
Class I Shares             5/4/99            11.26%          1.06%
-----------------------------------------------------------------------

 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart and table above compare a hypothetical $10,000 investment from 5/4/99 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Mid Cap Fund is measured against the S&P MidCap 400 Index an unmanaged index which tracks the performance of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The total returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was the predecessor fund to the AmSouth Mid Cap Fund.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH SMALL CAP FUND+

PORTFOLIO MANAGER
                                                            [GRAPHIC]
Sawgrass Asset Management, LLC (sub-advisor):
  Dean McQuiddy, CFA
  Principal and Director of Equity Investments      PORTFOLIO MANAGER'S PERSPECTIVE
                                                    "For the AmSouth Small Cap Fund, we use a disciplined
Dean McQuiddy serves as portfolio manager for the   investment process to identify 60 to 80 fundamentally
AmSouth Small Cap Fund. He has nearly 20 years of   attractive small companies that share certain attributes:
experience in investment management and holds a     above-market sales and earnings growth, increasing estimates
BS in finance. He created and managed the           of future earnings and reasonable valuations. We aim to buy
small-cap growth product at Barnett Capital         these companies in the early stages of their growth--before
Advisors for 11 years.                              their stocks get overvalued in the marketplace."

                                    [GRAPHIC]

                                      Q&A


Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund posted a 1.26% return (Class A Shares at NAV). The Fund's benchmark, the Russell 2000(R) Growth Index gained 27.97%. The Lipper Small Cap Growth Funds Average/1/ gained 21.83%.

Q. What factors affected the Fund's performance during the period?

A. Small-company stocks fell from the beginning of the period through mid-March, leading to temporary losses for the Fund. However, small-cap stocks staged a dramatic recovery during the final three months of the period, helping the Fund produce positive returns.

The Fund employs a stock-picking system that identifies attractively valued stocks of companies with good and improving earnings histories. The Fund's focus on earnings and other business fundamentals helped us find promising shares of firms in the consumer-discretionary sector, including shares of home builders, retailers, restaurants and leisure-related companies. Those investments boosted returns during the period.

The Fund significantly lagged its benchmark during the period largely because stocks with strong business fundamentals did not lead small caps' surge near the end of the period. Investors instead favored speculative shares of firms that lacked established earnings histories. For example, our focus on earnings steered the Fund away from biotechnology and Internet stocks, because most companies in those industries had little or no earnings and weak balance sheets. Those types of stocks led the market rally by a wide margin.


/1/See Glossary of Terms for additional information.

+ Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

   The AmSouth Small Cap Fund is subadvised by Sawgrass Asset Management, LLC, which is paid a fee for its services.

                                                         AMSOUTH SMALL CAP FUND

                                    [CHART]

Value of a $10,000 Investment

               AmSouth Small
                 Cap Fund            Russell 2000/R/
            (Class A Shares)*         Growth Index
            ----------------          ------------
  3/3/1998     $ 9,450                   $10,000
 3/31/1998       9,764                    10,419
 4/30/1998       9,764                    10,483
 5/31/1998       9,063                     9,722
 6/30/1998       9,328                     9,821
 7/31/1998       8,664                     9,001
 8/31/1998       6,712                     6,923
 9/30/1998       7,479                     7,625
10/31/1998       7,261                     8,023
11/30/1998       7,840                     8,645
12/31/1998       8,901                     9,427
 1/31/1999       8,456                     9,852
 2/28/1999       7,698                     8,950
 3/31/1999       7,186                     9,269
 4/30/1999       7,091                    10,088
 5/31/1999       7,299                    10,104
 6/30/1999       8,001                    10,636
 7/31/1999       7,963                    10,307
 8/31/1999       7,925                     9,922
 9/30/1999       8,105                    10,113
10/31/1999       8,134                    10,372
11/30/1999       8,958                    11,469
12/31/1999      10,323                    13,490
 1/31/2000      10,295                    13,364
 2/29/2000      12,390                    16,474
 3/31/2000      12,523                    14,742
 4/30/2000      12,238                    13,254
 5/31/2000      11,565                    12,093
 6/30/2000      12,561                    13,655
 7/31/2000      11,869                    12,485
 8/31/2000      12,940                    13,798
 9/30/2000      12,911                    13,113
10/31/2000      12,902                    12,048
11/30/2000      11,262                     9,861
12/31/2000      12,251                    10,464
 1/31/2001      11,536                    11,311
 2/28/2001      11,031                     9,760
 3/31/2001      10,390                     8,873
 4/30/2001      11,315                     9,959
 5/31/2001      11,105                    10,190
 6/30/2001      10,947                    10,468
 7/31/2001      10,642                     9,575
 8/31/2001       9,759                     8,977
 9/30/2001       8,739                     7,529
10/31/2001       8,539                     8,253
11/30/2001       8,665                     8,942
12/31/2001       8,844                     9,499
 1/31/2002       9,023                     9,161
 2/28/2002       8,876                     8,568
 3/31/2002       9,117                     9,312
 4/30/2002       9,454                     9,111
 5/31/2002       8,855                     8,578
 6/30/2002       8,297                     7,851
 7/31/2002       7,498                     6,644
 8/31/2002       7,456                     6,641
 9/30/2002       7,077                     6,161
10/31/2002       7,014                     6,473
11/30/2002       6,888                     7,115
12/31/2002       6,478                     6,624
 1/31/2003       6,352                     6,444
 2/28/2003       6,057                     6,272
 3/31/2003       6,131                     6,366
 4/30/2003       6,552                     6,969
 5/31/2003       7,109                     7,754
 6/30/2003       7,246                     7,904
 7/31/2003       7,593                     8,501

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
-------------------------------------------------------------------------------
As of July 31, 2003    Inception Date     1 Year     5 Year    Since Inception
-------------------------------------------------------------------------------
Class A Shares*            3/2/98        -4.24%      -3.70%        -4.96%
Class B Shares**           3/2/98        -4.56%      -3.67%        -4.89%
Class I Shares             3/2/98         1.39%      -2.40%        -3.81%
-------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above compare a hypothetical $10,000 investment from 3/2/98 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Small Cap Fund is measured against the Russell 2000(R) Growth Index, an unmanaged index generally representative of domestically traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH INTERNATIONAL EQUITY FUND+

Portfolio Managers                                                           [GRAPHIC]

Dimensional Fund Advisors (sub-advisor)
                                                       PORTFOLIO MANAGERS' PERSPECTIVE
Dimensional Fund Advisors Inc. (DFA)     "The AmSouth International Equity Fund selects value
employs a team approach in sub-advising  stocks whose market capitalization is over $800 million
the International Equity Fund. The       and whose book-to-market ratio currently is in the upper 30%
Investment Committee sets policy and     of the investment universe for each country. We weight each procedures, and portfolio managers make  country in accordance with MSCI EAFE/1/ country weights.
daily decisions regarding the Fund.      Within a country, we generally hold capitalization-weighted
Karen Umland, VP and portfolio manager,  positions of all eligible securities. We seek to manage portfolio
heads the international group.           risk by investing in a broadly diversified cross section of
Portfolio managers on the international                   international value stocks."
team are located in Los Angeles, London
and Sydney.

                                    [GRAPHIC]

                                      Q&A


Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund gained 11.35% (Class A Shares at NAV). In comparison, the Fund's benchmark, the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index gained 6.30%.

Q. What factors affected the Fund's performance during the period?

A. Global stocks fell during the first half of the period, then posted strong gains during the four months through July. That environment resulted in negative Fund returns through March, followed by sizable gains near the end of the period. Continental Europe and the Pacific Rim provided the strongest gains, while Japan's market was relatively weak.

Dimensional Fund Advisors follows a value-oriented investment strategy. We start with a universe of stocks with market capitalizations larger than $800 million in each of 21 developed market countries. We currently invest in the top 30% of that universe in each country, as ranked by book value-to-market capitalization ratios. That strategy is based on studies that indicate that book value-to-market cap and company size are the most important factors in determining stock performance over the long term. We maintain country and regional weightings close to those of the benchmark.

That investment strategy helped the Fund significantly outperform the index during the period. Value stocks beat growth stocks during the period, boosting the Fund's relative returns. What's more, the Fund's value style typically leads it to invest in smaller stocks than the shares that make up the benchmark. Small stocks dramatically outperformed larger shares during the period, also contributing to the Fund's superior performance. The Fund outperformed the benchmark in every broad geographical region.


+  International investing involves increased risk and volatility.

/1/See Glossary of Terms for additional information.

   The AmSouth International Equity Fund is subadvised by Dimensional Fund Advisors, Inc., which is paid a fee for its services.

                                             AMSOUTH INTERNATIONAL EQUITY FUND+

                                    [CHART]

Value of a $10,000 Investment

                 AmSouth
              International
               Equity Fund       MSCI EAFE/R/
             (Class A Shares)*      Index
             ----------------     ---------
 8/15/1997        $9,452          $10,000
 8/31/1997         9,149            9,253
 9/30/1997         9,773            9,772
10/31/1997         8,998            9,020
11/30/1997         9,093            8,928
12/31/1997         9,168            9,006
 1/31/1998         9,395            9,418
 2/28/1998         9,897           10,023
 3/31/1998        10,493           10,331
 4/30/1998        10,673           10,413
 5/31/1998        10,730           10,362
 6/30/1998        10,474           10,441
 7/31/1998        10,588           10,547
 8/31/1998         8,875            9,240
 9/30/1998         8,449            8,957
10/31/1998         9,149            9,890
11/30/1998         9,679           10,397
12/31/1998        10,037           10,807
 1/31/1999         9,952           10,775
 2/28/1999         9,705           10,519
 3/31/1999        10,028           10,958
 4/30/1999        10,559           11,402
 5/31/1999        10,170           10,815
 6/30/1999        10,654           11,236
 7/31/1999        10,995           11,570
 8/31/1999        11,166           11,612
 9/30/1999        11,147           11,729
10/31/1999        11,422           12,169
11/30/1999        11,754           12,591
12/31/1999        12,724           13,721
 1/31/2000        11,794           12,850
 2/29/2000        11,852           13,196
 3/31/2000        12,389           13,707
 4/30/2000        11,852           12,986
 5/31/2000        11,670           12,669
 6/30/2000        12,197           13,164
 7/31/2000        11,861           12,612
 8/31/2000        11,855           12,722
 9/30/2000        11,279           12,102
10/31/2000        11,135           11,816
11/30/2000        10,808           11,373
12/31/2000        11,262           11,777
 1/31/2001        11,262           11,771
 2/28/2001        10,627           10,889
 3/31/2001         9,843           10,163
 4/30/2001        10,359           10,869
 5/31/2001        10,120           10,486
 6/30/2001         9,813           10,057
 7/31/2001         9,416            9,874
 8/31/2001         9,237            9,624
 9/30/2001         8,156            8,649
10/31/2001         8,215            8,870
11/30/2001         8,464            9,197
12/31/2001         8,523            9,252
 1/31/2002         8,117            8,760
 2/28/2002         8,236            8,822
 3/31/2002         8,752            9,342
 4/30/2002         8,772            9,361
 5/31/2002         8,881            9,479
 6/30/2002         8,484            9,102
 7/31/2002         7,749            8,203
 8/31/2002         7,779            8,187
 9/30/2002         6,767            7,310
10/31/2002         7,144            7,703
11/30/2002         7,630            8,054
12/31/2002         7,249            7,784
 1/31/2003         7,080            7,460
 2/28/2003         6,881            7,289
 3/31/2003         6,693            7,151
 4/30/2003         7,447            7,860
 5/31/2003         8,003            8,344
 6/30/2003         8,242            8,550
 7/31/2003         8,629            8,721

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
-------------------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year    5 Year     Since Inception
-------------------------------------------------------------------------------
Class A Shares*            8/15/97         5.28%    -5.09%         -2.45%
Class B Shares**            2/2/99/1/      6.13%    -5.05%         -2.41%
Class I Shares              12/14/98/1/   11.73%    -3.86%         -1.39%
-------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 8/15/97 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth International Equity Fund is measured against the Morgan Stanley Capital International, MSCI (Europe, Australasia and Far
 East) EAFE(R) Index, which is unmanaged index that is comprised of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the AmSouth International Equity Fund.

/1/Performance for the Class B and Class I Shares, which commenced operations on 2/2/99 and 12/14/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
   (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH BALANCED FUND

PORTFOLIO MANAGERS                                                                     [GRAPHIC]

Tin Y. Chan, CFA                                                 PORTFOLIO MANAGERS' PERSPECTIVE
Senior Vice President                              "The AmSouth Balanced Fund is a diversified fund that offers investors a simple and easy way to balance their investments
John P. Boston, CFA                                in stocks as well as in bonds. Within our equity component,
Senior Vice President                              we follow a value strategy, seeking to buy solid companies at attractive prices. We also assess market opportunities to
AmSouth Bank                                       allocate assets where we feel they have the best prospects
AmSouth Asset Investment Management, Inc.                            for risk-adjusted returns."

With more than a decade of experience in equity investments and research, Tin Chan has had portfolio management responsibilities for retail and insurance-related mutual funds. He holds two undergraduate degrees from Cornell University and earned an MBA from the Graduate School of Business at the University of Chicago. He also serves as manager of the AmSouth Value Fund.
John Boston also manages the AmSouth Limited Term
Bond Fund and co-manages the AmSouth Bond Fund and the AmSouth Government Income Fund. He has 14 years of experience as a fixed income manager. He holds a bachelor's degree in finance and political science.

                                    [GRAPHIC]

                                      Q&A


Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund gained 8.34% (Class A Shares at NAV). In comparison the Fund's benchmarks, the S&P 500 Stock Index and the Lehman Brothers Government/Credit Bond Index gained 10.64% and 7.12%, respectively. The Lipper Balanced Funds Average/1/ gained 8.21%.

Q. What factors affected the performance of the Fund during the period?

A. We increased the Fund's allocation to equities before the period, from 50% to 55% of assets. That move hurt performance during the first three-quarters of the period, as stocks fell and bond prices rose. The increased equity exposure helped returns late in the period, however, when stocks rallied and bonds fell. The Fund's larger stock allocation increased returns for the period as a whole.

We rebalanced the sector allocations of the Fund's equity portfolio in April, because we expected the economy to gain strength. We increased the Fund's stake in consumer-discretionary and industrial stocks, and reduced the Fund's investments in health care and utilities shares. Those moves boosted the Fund's returns during the stock market rally. We decreased the Fund's technology stake, because we did not think technology stocks' valuations and business prospects were attractive. That shift hurt performance, as technology stocks led the market during the final months of the period.

We maintained a relatively short duration in the Fund's fixed-income portfolio during the period, because we anticipated that an economic recovery would boost yields. That strategy caused the Fund's bond allocation to lag the fixed-income benchmark as yields fell through most of the period, but contributed to competitive relative performance when yields rose late in the period.


/1/See Glossary of Terms for additional information.

                                                          AMSOUTH BALANCED FUND


                                    [CHART]

Value of a $10,000 Investment

               AmSouth Balanced      Lehman Brothers
                  Fund (Class       Government/Credit  S&P 500 Stock
                  A Shares)*           Bond Index          Index
               ----------------     -----------------  -------------
 7/31/1993        $ 9,450               $10,000           $10,000
 8/31/1993          9,733                10,230            10,379
 9/30/1993          9,668                10,265            10,299
10/31/1993          9,774                10,307            10,512
11/30/1993          9,715                10,191            10,412
12/31/1993          9,874                10,235            10,538
 1/31/1994         10,188                10,389            10,896
 2/28/1994          9,977                10,163            10,600
 3/31/1994          9,625                 9,915            10,139
 4/30/1994          9,644                 9,833            10,269
 5/31/1994          9,789                 9,814            10,436
 6/30/1994          9,706                 9,791            10,181
 7/31/1994          9,935                 9,987            10,515
 8/31/1994         10,124                 9,991            10,945
 9/30/1994          9,930                 9,840            10,678
10/31/1994         10,002                 9,829            10,917
11/30/1994          9,729                 9,811            10,520
12/31/1994          9,835                 9,876            10,676
 1/31/1995         10,012                10,066            10,953
 2/28/1995         10,363                10,299            11,379
 3/31/1995         10,565                10,368            11,714
 4/30/1995         10,864                10,513            12,059
 5/31/1995         11,220                10,953            12,540
 6/30/1995         11,265                11,041            12,831
 7/31/1995         11,450                10,998            13,256
 8/31/1995         11,514                11,139            13,289
 9/30/1995         11,702                11,252            13,850
10/31/1995         11,655                11,418            13,800
11/30/1995         12,001                11,606            14,406
12/31/1995         12,148                11,777            14,683
 1/31/1996         12,417                11,850            15,182
 2/29/1996         12,380                11,598            15,324
 3/31/1996         12,508                11,501            15,471
 4/30/1996         12,665                11,422            15,699
 5/31/1996         12,711                11,403            16,103
 6/30/1996         12,740                11,555            16,165
 7/31/1996         12,407                11,582            15,451
 8/31/1996         12,592                11,554            15,777
 9/30/1996         12,847                11,759            16,664
10/31/1996         13,002                12,033            17,124
11/30/1996         13,513                12,255            18,417
12/31/1996         13,328                12,118            18,052
 1/31/1997         13,613                12,133            19,179
 2/28/1997         13,823                12,158            19,330
 3/31/1997         13,555                12,014            18,537
 4/30/1997         13,848                12,190            19,643
 5/31/1997         14,436                12,303            20,844
 6/30/1997         14,803                12,451            21,770
 7/31/1997         15,684                12,832            23,502
 8/31/1997         15,270                12,688            22,187
 9/30/1997         15,907                12,887            23,401
10/31/1997         15,590                13,094            22,620
11/30/1997         15,872                13,163            23,667
12/31/1997         16,106                13,301            24,073
 1/31/1998         16,268                13,488            24,339
 2/28/1998         16,845                13,461            26,093
 3/31/1998         17,364                13,502            27,428
 4/30/1998         17,285                13,570            27,709
 5/31/1998         17,316                13,716            27,233
 6/30/1998         17,472                13,856            28,339
 7/31/1998         17,181                13,867            28,039
 8/31/1998         16,096                14,138            23,988
 9/30/1998         16,865                14,542            25,526
10/31/1998         17,565                14,439            27,600
11/30/1998         18,080                14,525            29,272
12/31/1998         18,219                14,561            30,957
 1/31/1999         18,225                14,664            32,251
 2/28/1999         17,828                14,316            31,249
 3/31/1999         18,114                14,387            32,499
 4/30/1999         18,948                14,423            33,758
 5/31/1999         18,947                14,274            32,961
 6/30/1999         19,112                14,229            34,786
 7/31/1999         18,795                14,190            33,704
 8/31/1999         18,520                14,178            33,537
 9/30/1999         18,109                14,306            32,619
10/31/1999         18,451                14,343            34,682
11/30/1999         18,369                14,335            35,387
12/31/1999         18,461                14,248            37,469
 1/31/2000         17,964                14,244            35,586
 2/29/2000         17,598                14,423            34,913
 3/31/2000         18,691                14,631            38,327
 4/30/2000         18,599                14,560            37,174
 5/31/2000         18,721                14,547            36,412
 6/30/2000         18,317                14,844            37,309
 7/31/2000         18,598                15,001            36,726
 8/31/2000         19,367                15,213            39,006
 9/30/2000         19,446                15,270            36,947
10/31/2000         19,722                15,366            36,790
11/30/2000         19,689                15,628            33,892
12/31/2000         20,341                15,937            34,058
 1/31/2001         20,608                16,204            35,266
 2/28/2001         20,562                16,371            32,052
 3/31/2001         20,358                16,446            30,023
 4/30/2001         20,911                16,323            32,354
 5/31/2001         21,266                16,417            32,571
 6/30/2001         21,076                16,496            31,779
 7/31/2001         21,188                16,907            31,466
 8/31/2001         21,028                17,124            29,498
 9/30/2001         20,474                17,281            27,116
10/31/2001         20,907                17,720            27,634
11/30/2001         21,187                17,429            29,753
12/31/2001         21,278                17,292            30,013
 1/31/2002         21,227                17,419            29,576
 2/28/2002         21,050                17,567            29,005
 3/31/2002         21,344                17,210            30,096
 4/30/2002         21,028                17,544            28,272
 5/31/2002         20,864                17,706            28,065
 6/30/2002         20,265                17,856            26,066
 7/31/2002         19,587                18,071            24,035
 8/31/2002         19,915                18,476            24,192
 9/30/2002         18,891                18,874            21,566
10/31/2002         19,776                18,693            23,462
11/30/2002         20,216                18,704            24,841
12/31/2002         19,819                19,200            23,383
 1/31/2003         19,472                19,199            22,771
 2/28/2003         19,309                19,541            22,429
 3/31/2003         19,259                19,516            22,646
 4/30/2003         20,049                19,724            24,511
 5/31/2003         21,073                20,285            25,801
 6/30/2003         21,304                20,204            26,131
 7/31/2003         21,220                19,357            26,592


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.


Average Annual Total Return
--------------------------------------------------------------------------------
As of July 31, 2003     Inception Date     1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
Class A Shares*            12/19/91         2.41%      3.15%      7.81%
Class B Shares**            9/2/97/1/       2.55%      3.30%      7.52%
Class I Shares              9/2/97/1/       8.49%      4.54%      8.56%
--------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmarks. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole; and the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/Performance for the Class B and Class I Shares, which commenced operations on 9/2/97, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH STRATEGIC PORTFOLIOS

AGGRESSIVE GROWTH                                                            [GRAPHIC]
GROWTH
GROWTH and INCOME                                      PORTFOLIO MANAGERS' PERSPECTIVE
MODERATE GROWTH and INCOME               The Portfolios seek to provide investors with the potential to achieve a variety of long- and short-term goals, commensurate
The AmSouth Strategic Portfolios are     with investors' specific time horizons and tolerance for risk.
managed by a team of AmSouth investment  Each of the four Strategic Portfolios invests in a combination
managers, including both equity and      of underlying mutual funds from the AmSouth fund family.
fixed income specialists. The team has   Based on each Portfolio's asset-allocation target, the
more than 40 years of combined           managers periodically rebalance stock, bond and money-
investment management experience.        market holdings--based on analysis of economic and
                                                                        market trends.

                                    [GRAPHIC]

                                      Q&A


Q. How did the Funds perform during the period?

A. During the 12-month period ended July 31, 2003, the Funds' total returns, and benchmark returns and other comparative returns were as follows:

AmSouth Aggressive Growth Portfolio (Class A Shares at NAV): 9.81% S&P 500 Stock Index: 10.64%
Lipper Multi-Cap Core Funds Average/1/: 11.04%

AmSouth Growth Portfolio (Class A Shares at NAV): 9.18%
S&P 500 Stock Index: 10.64%
Lipper Multi-Cap Core Funds Average/1/: 11.04%

AmSouth Growth and Income Portfolio (Class A Shares at NAV): 8.30% S&P 500 Stock Index: 10.64%
Merrill Lynch Government/Corporate Master Index: 6.89%
Lipper Large-Cap Value Funds Average/1/: 8.06%

AmSouth Moderate Growth and Income Portfolio (Class A Shares at NAV): 7.85% S&P 500 Stock Index: 10.64%
Merrill Lynch Government/Corporate Master Index: 6.89%
Lipper Flexible Portfolio Funds Average/1/: 8.52%

Q. What factors affected the Portfolios' performance?

A. We increased the equity allocations of the Portfolios by five percentage points immediately prior to the period. That move hurt returns through March as stocks struggled and bonds performed well. The Portfolios benefited from their increased equity exposure during the final two-and-a-half months of the period, as the stock market rebounded dramatically and bond prices fell. The Portfolios' increased stock holdings boosted returns for the 12-month period as a whole. Stocks' strong performance relative to bonds caused the more aggressive Portfolios to outperform the more conservative Portfolios.

We implemented a new strategy to manage the equity assets of the Portfolios in February. The new approach, which we call the AmSouth diversified equity strategy, calls for holding a larger percentage of assets in the Portfolios' core stock fund, the AmSouth Enhanced Market Fund. The approach divides the rest of each Portfolio's stock allocation between seven other AmSouth Equity Funds.

The new strategy provides greater diversification by giving equal weighting to growth and value investment styles and providing greater exposure to mid-cap, small-cap and international stocks. These changes helped boost the Fund's returns during the final quarter of the period, as smaller stocks posted stronger gains than larger shares and the AmSouth International Equity Fund significantly outperformed its benchmark.


/1/See Glossary of Terms for additional information.

 +International investing involves increased risk and volatility.

                                            AMSOUTH AGGRESSIVE GROWTH PORTFOLIO

                                    [CHART]

Value of a $10,000 Investment

           AmSouth Aggressive
            Growth Portfolio     S&P 500
           (Class A Shares)*   Stock Index
           ------------------  -----------
 1/13/1999      $ 9,452          $10,000
 1/31/1999        9,518           10,050
 2/28/1999        9,253            9,689
 3/31/1999        9,395           10,077
 4/30/1999        9,565           10,467
 5/31/1999        9,348           10,220
 6/30/1999        9,773           10,787
 7/31/1999        9,707           10,450
 8/31/1999        9,612           10,399
 9/30/1999        9,528           10,114
10/31/1999        9,813           10,754
11/30/1999       10,353           10,972
12/31/1999       11,051           11,619
 1/31/2000       10,678           11,035
 2/29/2000       10,870           10,826
 3/31/2000       11,389           11,885
 4/30/2000       11,162           11,527
 5/31/2000       10,943           11,291
 6/30/2000       11,235           11,569
 7/31/2000       11,058           11,388
 8/31/2000       11,568           12,096
 9/30/2000       11,443           11,457
10/31/2000       11,495           11,409
11/30/2000       11,011           10,509
12/31/2000       11,217           10,561
 1/31/2001       11,465           10,935
 2/28/2001       10,872            9,938
 3/31/2001       10,238            9,309
 4/30/2001       10,939           10,032
 5/31/2001       11,068           10,099
 6/30/2001       10,842            9,853
 7/31/2001       10,680            9,757
 8/31/2001       10,227            9,146
 9/30/2001        9,333            8,407
10/31/2001        9,602            8,568
11/30/2001       10,044            9,225
12/31/2001       10,156            9,306
 1/31/2002       10,086            9,170
 2/28/2002        9,878            8,993
 3/31/2002       10,410            9,331
 4/30/2002        9,994            8,765
 5/31/2002        9,739            8,701
 6/30/2002        8,987            8,081
 7/31/2002        8,143            7,451
 8/31/2002        8,201            7,500
 9/30/2002        7,264            6,684
10/31/2002        7,808            7,273
11/30/2002        8,374            7,701
12/31/2002        7,889            7,249
 1/31/2003        7,761            7,059
 2/28/2003        7,542            6,953
 3/31/2003        7,565            7,021
 4/30/2003        8,144            7,599
 5/31/2003        8,641            7,999
 6/30/2003        8,745            8,102
 7/31/2003        8,942            8,244

The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
----------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year    Since Inception
----------------------------------------------------------------------
Class A Shares*           1/13/99        3.77%        -2.43%
Class B Shares**          1/27/99        4.02%        -2.41%
Class I Shares            1/28/99        9.97%        -1.30%
----------------------------------------------------------------------

 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 1/13/99 to 7/31/03 in the Class A Shares class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The Portfolio's performance is compared to the S&P 500 Stock Index, an unmanaged index which is generally representative of the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund, such as investment management fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Aggressive Growth Portfolio.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  AMSOUTH GROWTH PORTFOLIO

                                    [CHART]

Value of a $10,000 Investment

                  AmSouth
             Growth Portfolio   S&P 500
            (Class A Shares)*  Stock Index
            -----------------  -----------
 2/11/1999      $ 9,448         $10,000
 2/28/1999        9,286          10,050
 3/31/1999        9,239          10,400
 4/30/1999        9,429          10,803
 5/31/1999        9,286          10,548
 6/30/1999        9,605          11,133
 7/31/1999        9,538          10,786
 8/31/1999        9,414          10,732
 9/30/1999        9,355          10,438
10/31/1999        9,566          11,099
11/30/1999        9,845          11,324
12/31/1999       10,284          11,991
 1/31/2000       10,022          11,389
 2/29/2000       10,100          11,173
 3/31/2000       10,495          12,266
 4/30/2000       10,291          11,897
 5/31/2000       10,118          11,653
 6/30/2000       10,375          11,940
 7/31/2000       10,240          11,754
 8/31/2000       10,706          12,484
 9/30/2000       10,542          11,825
10/31/2000       10,537          11,775
11/30/2000       10,157          10,846
12/31/2000       10,345          10,899
 1/31/2001       10,505          11,286
 2/28/2001       10,125          10,257
 3/31/2001        9,724           9,607
 4/30/2001       10,150          10,354
 5/31/2001       10,224          10,423
 6/30/2001       10,076          10,170
 7/31/2001       10,032          10,069
 8/31/2001        9,729           9,439
 9/30/2001        9,164           8,677
10/31/2001        9,384           8,842
11/30/2001        9,679           9,521
12/31/2001        9,748           9,604
 1/31/2002        9,715           9,464
 2/28/2002        9,608           9,281
 3/31/2002        9,906           9,631
 4/30/2002        9,680           9,047
 5/31/2002        9,520           8,980
 6/30/2002        9,027           8,340
 7/31/2002        8,477           7,690
 8/31/2002        8,563           7,740
 9/30/2002        7,878           6,899
10/31/2002        8,331           7,506
11/30/2002        8,755           7,948
12/31/2002        8,420           7,481
 1/31/2003        8,319           7,285
 2/28/2003        8,179           7,176
 3/31/2003        8,197           7,246
 4/30/2003        8,667           7,843
 5/31/2003        9,076           8,256
 6/30/2003        9,150           8,362
 7/31/2003        9,255           8,509


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
------------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year    Since Inception
------------------------------------------------------------------------
Class A Shares*            2/11/99        3.20%        -1.72%
Class B Shares**           2/15/99        3.39%        -1.32%
Class I Shares              2/1/99        9.19%        -0.47%
------------------------------------------------------------------------
*Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 2/11/99 to 7/31/03 in the Class A Shares versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The Portfolio's performance is compared to the S&P 500 Stock Index, an unmanaged index which is generally representative of the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund, such as investment management fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Growth Portfolio.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                            AMSOUTH GROWTH AND INCOME PORTFOLIO

                                    [CHART]

Value of a $10,000 Investment

           AmSouth Growth and       Merrill Lynch
            Income Portfolio   Government/Corporate    S&P 500
            (Class A Shares)*       Master Index     Stock Index
            -----------------  --------------------  -----------
 3/08/1999      $ 9,448               $10,000          $10,000
 3/31/1999        9,392                10,063           10,050
 4/30/1999        9,495                10,096           10,387
 5/31/1999        9,355                 9,986           10,142
 6/30/1999        9,508                 9,956           10,705
 7/31/1999        9,424                 9,928           10,371
 8/31/1999        9,377                 9,920           10,319
 9/30/1999        9,304                10,011           10,037
10/31/1999        9,473                10,031           10,672
11/30/1999        9,708                10,026           10,889
12/31/1999        9,940                 9,976           11,530
 1/31/2000        9,770                 9,973           10,951
 2/29/2000        9,751                10,093           10,743
 3/31/2000       10,109                10,250           11,794
 4/30/2000       10,066                10,196           11,440
 5/31/2000       10,000                10,185           11,205
 6/30/2000       10,212                10,387           11,481
 7/31/2000       10,109                10,491           11,302
 8/31/2000       10,422                10,639           12,003
 9/30/2000       10,343                10,684           11,370
10/31/2000       10,368                10,754           11,322
11/30/2000       10,179                10,949           10,429
12/31/2000       10,359                11,167           10,480
 1/31/2001       10,526                11,332           10,852
 2/28/2001       10,248                11,455            9,862
 3/31/2001        9,980                11,517            9,238
 4/30/2001       10,303                11,419            9,956
 5/31/2001       10,365                11,488           10,022
 6/30/2001       10,260                11,539            9,778
 7/31/2001       10,271                11,830            9,682
 8/31/2001       10,061                11,964            9,076
 9/30/2001        9,655                12,117            8,343
10/31/2001        9,870                12,407            8,502
11/30/2001       10,077                12,201            9,154
12/31/2001       10,122                12,108            9,235
 1/31/2002       10,111                12,180            9,100
 2/28/2002       10,034                12,288            8,924
 3/31/2002       10,261                12,035            9,260
 4/30/2002       10,112                12,270            8,699
 5/31/2002        9,985                12,381            8,635
 6/30/2002        9,607                12,488            8,019
 7/31/2002        9,227                12,667            7,394
 8/31/2002        9,322                12,943            7,442
 9/30/2002        8,759                13,223            6,633
10/31/2002        9,158                13,100            7,217
11/30/2002        9,519                13,094            7,642
12/31/2002        9,258                13,435            7,194
 1/31/2003        9,179                13,428            7,005
 2/28/2003        9,073                13,664            6,900
 3/31/2003        9,085                13,647            6,967
 4/30/2003        9,502                13,782            7,541
 5/31/2003        9,882                14,161            7,938
 6/30/2003        9,950                14,108            8,040
 7/31/2003        9,992                13,540            8,182


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.


Average Annual Total Return
------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year   Since Inception
------------------------------------------------------------------
Class A Shares*             3/8/99         2.40%       -0.02%
Class B Shares*            1/27/99         2.45%        0.44%
Class I Shares              2/8/99         8.32%        1.98%
------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compares hypothetical $10,000 investment from 3/8/99 to 7/31/03 in the Class A Shares versus a similar investment in the Fund's benchmarks. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The Portfolio's performance is compared to the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds and the S&P 500 Stock Index, which is generally representative of the U.S. stock market as a whole. These indices are unmanaged and do not reflect the expenses associated with a mutual fund, such as investment management fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Growth and Income Portfolio.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

  AMSOUTH MODERATE GROWTH AND INCOME PORTFOLIO

                                    [CHART]

Value of a $10,000 Investment

                 AmSouth Moderate           Merrill Lynch
            Growth and Income Portfolio  Government/Corporate    S&P 500
                 (Class A Shares)*           Master Index      Stock Index
            ---------------------------  --------------------  -----------
  2/9/1999            $ 9,454                   $10,000           $10,000
 2/28/1999              9,473                     9,748            10,050
 3/31/1999              9,513                     9,809            10,400
 4/30/1999              9,561                     9,842            10,803
 5/31/1999              9,446                     9,735            10,548
 6/30/1999              9,525                     9,705            11,133
 7/31/1999              9,457                     9,677            10,786
 8/31/1999              9,428                     9,670            10,732
 9/30/1999              9,399                     9,759            10,438
10/31/1999              9,515                     9,778            11,099
11/30/1999              9,660                     9,774            11,324
12/31/1999              9,772                     9,724            11,991
 1/31/2000              9,654                     9,722            11,389
 2/29/2000              9,625                     9,839            11,173
 3/31/2000              9,932                     9,992            12,266
 4/30/2000              9,907                     9,939            11,897
 5/31/2000              9,873                     9,928            11,653
 6/30/2000             10,031                    10,126            11,940
 7/31/2000             10,009                    10,227            11,754
 8/31/2000             10,268                    10,371            12,484
 9/30/2000             10,235                    10,415            11,825
10/31/2000             10,273                    10,483            11,775
11/30/2000             10,186                    10,673            10,846
12/31/2000             10,343                    10,886            10,899
 1/31/2001             10,545                    11,047            11,286
 2/28/2001             10,342                    11,166            10,257
 3/31/2001             10,145                    11,227             9,607
 4/30/2001             10,404                    11,131            10,354
 5/31/2001             10,492                    11,199            10,423
 6/30/2001             10,420                    11,248            10,170
 7/31/2001             10,500                    11,532            10,069
 8/31/2001             10,334                    11,662             9,439
 9/30/2001             10,039                    11,812             8,677
10/31/2001             10,274                    12,095             8,842
11/30/2001             10,446                    11,894             9,521
12/31/2001             10,471                    11,803             9,604
 1/31/2002             10,482                    11,873             9,464
 2/28/2002             10,416                    11,978             9,281
 3/31/2002             10,585                    11,732             9,631
 4/30/2002             10,427                    11,961             9,047
 5/31/2002             10,324                    12,069             8,980
 6/30/2002              9,987                    12,173             8,340
 7/31/2002              9,681                    12,348             7,690
 8/31/2002              9,798                    12,617             7,740
 9/30/2002              9,308                    12,889             6,899
10/31/2002              9,690                    12,770             7,506
11/30/2002             10,029                    12,764             7,948
12/31/2002              9,820                    13,096             7,481
 1/31/2003              9,751                    13,090             7,285
 2/28/2003              9,668                    13,320             7,176
 3/31/2003              9,683                    13,303             7,246
 4/30/2003             10,044                    13,435             7,843
 5/31/2003             10,391                    13,804             8,256
 6/30/2003             10,452                    13,753             8,362
 7/31/2003             10,440                    13,199             8,509


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
----------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year    Since Inception
----------------------------------------------------------------------
Class A Shares*            2/9/99         1.91%          0.97%
Class B Shares**           1/28/99        2.02%          0.84%
Class I Shares             2/10/99        7.87%          2.37%
----------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 2/9/99 to 7/31/03 in the Class A Shares versus a similar investment in the Fund's benchmarks. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The Portfolio's performance is compared to the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds, and the S&P 500 Stock Index, which is generally representative of the U.S. stock market as a whole. These indices are unmanaged and do not reflect the expenses associated with a mutual fund, such as investment management fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Moderate Growth and Income Portfolio.

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

  AMSOUTH GOVERNMENT INCOME FUND

PORTFOLIO MANAGERS                                                                        [GRAPHIC]

John P. Boston, CFA
Senior Vice President                                               PORTFOLIO MANAGERS' PERSPECTIVE
                                                   "The AmSouth Government Income Fund is more suitable
John Mark McKenzie                                 for investors who seek income but also demand the safety
Senior Vice President                              of U.S. Government securities. Although we attempt to
                                                   consistently generate a high level of income, investors should
AmSouth Bank                                       be aware that yields and principal values vary and that the
AmSouth Asset Management, Inc.                      Fund is not guaranteed by the U.S. Government."

John Boston also manages the AmSouth Limited Term
Bond Fund, and co-manages the AmSouth Bond Fund.
He has 14 years of experience as a fixed income manager. He holds a bachelor's degree in finance and political science and is a Chartered
Financial Analyst.

John Mark McKenzie has been in investment management since 1981. He also manages the five
AmSouth money market funds. He holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund returned 3.47% (Class A Shares at NAV). In comparison, the Fund's benchmark, the Lehman Brothers Mortgage Index gained 2.56%. The Lipper U.S. Mortgage Funds Average/1/ gained 2.32%.

Q. What factors affected the Fund's performance during the period?

A. The Fed lowered short-term interest rates twice, for a total reduction of 75 basis points. The Fed's easing policy drove down short-term yields to very low levels, causing bond prices to rise. That environment boosted the Fund's returns through mid-June. Yields rose late in the period, as strengthening economic data caused investors to sell bonds. Rising yields hurt fixed-income securities' absolute returns.

This Fund invests in mortgage pass-through securities, Treasury notes and agency issues. Mortgage-backed securities had significant pre-payments during the period, as mortgage-holders took advantage of historically low rates to refinance their home loans. The Fund held an underweight position in mortgage-backed securities, which helped to boost relative returns in that environment. The Fund held an overweight position in agency issues. That approach proved beneficial, as agency securities outperformed Treasuries and mortgage-backed securities. Most mortgage funds held shorter durations during the period, but we believe the longer duration on the Fund helped performance in a falling-rate environment.


/1/See Glossary of Terms for additional information.

                                                 AMSOUTH GOVERNMENT INCOME FUND

                                    [CHART]

Value of a $10,000 Investment

                 AmSouth Government
                    Income Fund             Lehman Brothers
                 (Class A Shares)*          Mortgage Index
                 -----------------          --------------
10/31/1993             $ 9,573                 $10,029
11/30/1993               9,549                  10,009
12/31/1993               9,598                  10,090
 1/31/1994               9,656                  10,190
 2/28/1994               9,597                  10,119
 3/31/1994               9,460                   9,855
 4/30/1994               9,411                   9,783
 5/31/1994               9,431                   9,822
 6/30/1994               9,461                   9,800
 7/31/1994               9,572                   9,996
 8/31/1994               9,603                  10,028
 9/30/1994               9,552                   9,886
10/31/1994               9,552                   9,880
11/30/1994               9,511                   9,849
12/31/1994               9,562                   9,928
 1/31/1995               9,720                  10,140
 2/28/1995               9,904                  10,399
 3/31/1995               9,926                  10,448
 4/30/1995              10,027                  10,596
 5/31/1995              10,309                  10,930
 6/30/1995              10,376                  10,992
 7/31/1995              10,379                  11,011
 8/31/1995              10,476                  11,125
 9/30/1995              10,558                  11,223
10/31/1995              10,672                  11,323
11/30/1995              10,807                  11,452
12/31/1995              10,936                  11,595
 1/31/1996              11,000                  11,682
 2/29/1996              10,864                  11,586
 3/31/1996              10,820                  11,544
 4/30/1996              10,767                  11,511
 5/31/1996              10,739                  11,478
 6/30/1996              10,847                  11,636
 7/31/1996              10,888                  11,680
 8/31/1996              10,909                  11,680
 9/30/1996              11,072                  11,875
10/31/1996              11,308                  12,107
11/30/1996              11,494                  12,280
12/31/1996              11,381                  12,217
 1/31/1997              11,428                  12,307
 2/28/1997              11,446                  12,348
 3/31/1997              11,339                  12,232
 4/30/1997              11,494                  12,426
 5/31/1997              11,598                  12,548
 6/30/1997              11,737                  12,695
 7/31/1997              12,001                  12,933
 8/31/1997              11,937                  12,902
 9/30/1997              12,103                  13,066
10/31/1997              12,252                  13,211
11/30/1997              12,309                  13,255
12/31/1997              12,445                  13,375
 1/31/1998              12,580                  13,508
 2/28/1998              12,600                  13,536
 3/31/1998              12,643                  13,593
 4/30/1998              12,691                  13,670
 5/31/1998              12,787                  13,761
 6/30/1998              12,861                  13,827
 7/31/1998              12,910                  13,897
 8/31/1998              13,056                  14,024
 9/30/1998              13,273                  14,193
10/31/1998              13,253                  14,175
11/30/1998              13,314                  14,246
12/31/1998              13,334                  14,307
 1/31/1999              13,417                  14,409
 2/28/1999              13,284                  14,351
 3/31/1999              13,343                  14,447
 4/30/1999              13,400                  14,514
 5/31/1999              13,334                  14,432
 6/30/1999              13,291                  14,382
 7/31/1999              13,248                  14,284
 8/31/1999              13,226                  14,284
 9/30/1999              13,381                  14,515
10/31/1999              13,436                  14,600
11/30/1999              13,454                  14,607
12/31/1999              13,418                  14,572
 1/31/2000              13,389                  14,445
 2/29/2000              13,527                  14,613
 3/31/2000              13,716                  14,772
 4/30/2000              13,664                  14,782
 5/31/2000              13,655                  14,790
 6/30/2000              13,877                  15,106
 7/31/2000              13,983                  15,203
 8/31/2000              14,178                  15,434
 9/30/2000              14,242                  15,594
10/31/2000              14,365                  15,707
11/30/2000              14,592                  15,942
12/31/2000              14,850                  16,199
 1/31/2001              15,020                  16,452
 2/28/2001              15,145                  16,545
 3/31/2001              15,211                  16,641
 4/30/2001              15,156                  16,665
 5/31/2001              15,223                  16,775
 6/30/2001              15,259                  16,810
 7/31/2001              15,556                  17,109
 8/31/2001              15,685                  17,260
 9/30/2001              15,938                  17,519
10/31/2001              16,240                  17,760
11/30/2001              16,011                  17,597
12/31/2001              15,891                  17,530
 1/31/2002              15,976                  17,693
 2/28/2002              16,108                  17,895
 3/31/2002              15,860                  17,705
 4/30/2002              16,153                  18,040
 5/31/2002              16,239                  18,171
 6/30/2002              16,389                  18,321
 7/31/2002              16,638                  18,529
 8/31/2002              16,871                  18,676
 9/30/2002              17,121                  18,808
10/31/2002              17,093                  18,880
11/30/2002              17,014                  18,867
12/31/2002              17,274                  19,063
 1/31/2003              17,249                  19,109
 2/28/2003              17,406                  19,237
 3/31/2003              17,396                  19,238
 4/30/2003              17,436                  19,319
 5/31/2003              17,595                  19,335
 6/30/2003              17,584                  19,366
 7/31/2003              17,215                  19,004


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
---------------------------------------------------------------------------
As of July 31, 2003    Inception Date    1 Year   5 Year   Since Inception
---------------------------------------------------------------------------
Class A Shares*          10/1/93         -0.69%    5.07%        5.68%
Class B Shares**         3/13/00/1/      -2.29%    4.72%        5.16%
Class I Shares           9/2/97/1/        3.62%    6.09%        6.20%
---------------------------------------------------------------------------
 * Reflects maximum 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 10/1/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Government Income Fund is measured against the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/Performance for the Class B and Class I Shares, which commenced operations on 3/13/00 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH LIMITED TERM BOND FUND

PORTFOLIO MANAGER                                             [GRAPHIC]

John P. Boston, CFA
Senior Vice President                PORTFOLIO MANAGER'S PERSPECTIVE
                          "The AmSouth Limited Term Bond Fund was designed to
AmSouth Bank              fill the gap between money market funds and long-term
AmSouth Asset             bond funds. For investors looking for a diversified bond fund,
Management, Inc.          this Fund represents the first step out on the 'risk/return'
                                 spectrum from the money market arena."
John Boston manages the
AmSouth Limited Term
Bond Fund and co-manages
both the AmSouth
Government Income Fund
and the AmSouth Bond
Fund. He has 14 years of
experience as a fixed
income manager. He holds
a bachelor's degree in
finance and political
science and is a
Chartered Financial
Analyst.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund's total return was 3.52% (Class A Shares at NAV). In comparison, the Fund's benchmark the Merrill Lynch 1-5-Year Government/Corporate Bond Index gained 5.05%. The Lipper Short-Intermediate Investment Grade Debt Funds Average/1/ gained 4.83%.

Q. What factors affected the Fund's performance?

A. The Fed cut short-term interest rates twice, for a total reduction of 0.75 percentage points. Those rate cuts pushed down yields on short-term bonds during most of the period, pushing up bond prices and boosting the Fund's absolute returns. Yields rose slightly toward the end of the period, reducing the Fund's gains.

The Fund's returns relative to the benchmark benefited from its overweight stake in corporate bonds throughout the period, as corporate bonds outperformed government issues. We kept the Fund's duration shorter than that of its benchmark, in anticipation of an economic rebound that we felt could lead to higher interest rates. That strategy caused the Fund to lag its benchmark as short-term rates fell during most of the period then helped the Fund regain some ground when yields rose. On balance, the Fund's short duration reduced its returns relative to the benchmark.

/1/See Glossary of Terms for additional information.

                                                 AMSOUTH LIMITED TERM BOND FUND

                                    [CHART]

Value of a $10,000 Investment


               AmSouth Limited      Merrill Lynch 1-5-Year
               Term Bond Fund        Government/Corporate
              (Class A Shares)*          Bond Index
              -----------------     ----------------------
 7/31/1993         $ 9,600               $10,000
 8/31/1993           9,726                10,121
 9/30/1993           9,757                10,158
10/31/1993           9,762                10,180
11/30/1993           9,739                10,162
12/31/1993           9,780                10,204
 1/31/1994           9,875                10,290
 2/28/1994           9,777                10,188
 3/31/1994           9,643                10,095
 4/30/1994           9,571                10,036
 5/31/1994           9,565                10,050
 6/30/1994           9,564                10,071
 7/31/1994           9,675                10,178
 8/31/1994           9,699                10,214
 9/30/1994           9,639                10,161
10/31/1994           9,644                10,175
11/30/1994           9,593                10,121
12/31/1994           9,604                10,148
 1/31/1995           9,746                10,302
 2/28/1995           9,918                10,478
 3/31/1995           9,986                10,541
 4/30/1995          10,085                10,650
 5/31/1995          10,331                10,899
 6/30/1995          10,388                10,965
 7/31/1995          10,414                10,993
 8/31/1995          10,485                11,069
 9/30/1995          10,543                11,132
10/31/1995          10,632                11,241
11/30/1995          10,740                11,361
12/31/1995          10,825                11,463
 1/31/1996          10,911                11,565
 2/29/1996          10,839                11,486
 3/31/1996          10,793                11,453
 4/30/1996          10,780                11,441
 5/31/1996          10,789                11,449
 6/30/1996          10,864                11,548
 7/31/1996          10,905                11,589
 8/31/1996          10,918                11,617
 9/30/1996          11,019                11,744
10/31/1996          11,148                11,907
11/30/1996          11,245                12,023
12/31/1996          11,225                11,992
 1/31/1997          11,264                12,046
 2/28/1997          11,279                12,066
 3/31/1997          11,220                12,038
 4/30/1997          11,334                12,154
 5/31/1997          11,410                12,242
 6/30/1997          11,494                12,338
 7/31/1997          11,695                12,519
 8/31/1997          11,648                12,502
 9/30/1997          11,774                12,618
10/31/1997          11,887                12,731
11/30/1997          11,902                12,756
12/31/1997          11,988                12,851
 1/31/1998          12,138                13,001
 2/28/1998          12,120                12,999
 3/31/1998          12,150                13,049
 4/30/1998          12,205                13,111
 5/31/1998          12,283                13,191
 6/30/1998          12,354                13,267
 7/31/1998          12,390                13,326
 8/31/1998          12,587                13,519
 9/30/1998          12,809                13,762
10/31/1998          12,816                13,806
11/30/1998          12,810                13,787
12/31/1998          12,843                13,838
 1/31/1999          12,892                13,908
 2/28/1999          12,786                13,782
 3/31/1999          12,880                13,895
 4/30/1999          12,900                13,941
 5/31/1999          12,835                13,887
 6/30/1999          12,869                13,926
 7/31/1999          12,887                13,942
 8/31/1999          12,914                13,970
 9/30/1999          12,998                14,083
10/31/1999          13,007                14,116
11/30/1999          13,036                14,138
12/31/1999          13,018                14,141
 1/31/2000          13,005                14,109
 2/29/2000          13,098                14,210
 3/31/2000          13,194                14,321
 4/30/2000          13,200                14,330
 5/31/2000          13,236                14,372
 6/30/2000          13,402                14,563
 7/31/2000          13,479                14,666
 8/31/2000          13,587                14,802
 9/30/2000          13,700                14,936
10/31/2000          13,740                15,003
11/30/2000          13,888                15,176
12/31/2000          14,088                15,397
 1/31/2001          14,290                15,619
 2/28/2001          14,396                15,741
 3/31/2001          14,501                15,885
 4/30/2001          14,531                15,895
 5/31/2001          14,595                15,989
 6/30/2001          14,626                16,049
 7/31/2001          14,843                16,305
 8/31/2001          14,935                16,424
 9/30/2001          15,154                16,718
10/31/2001          15,305                16,916
11/30/2001          15,232                16,815
12/31/2001          15,206                16,779
 1/31/2002          15,238                16,827
 2/28/2002          15,348                16,931
 3/31/2002          15,208                16,761
 4/30/2002          15,398                16,993
 5/31/2002          15,493                17,124
 6/30/2002          15,625                17,272
 7/31/2002          15,799                17,492
 8/31/2002          15,910                17,641
 9/30/2002          16,070                17,866
10/31/2002          16,058                17,865
11/30/2002          16,012                17,836
12/31/2002          16,192                18,106
 1/31/2003          16,211                18,115
 2/28/2003          16,333                18,275
 3/31/2003          16,363                18,311
 4/30/2003          16,379                18,393
 5/31/2003          16,487                18,589
 6/30/2003          16,509                18,614
 7/31/2003          16,356                18,375


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
--------------------------------------------------------------------------------
As of July 31, 2003      Inception Date     1 Year    5 Year     10 Year
--------------------------------------------------------------------------------
Class A Shares*               2/1/89        -0.66%     4.86%      5.04%
Class B Shares**             1/21/99/1/     -2.21%     4.54%      4.53%
Class I Shares                9/2/97/1/      3.76%     5.86%      5.56%
--------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).







 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Limited Term Bond Fund is measured against the Merrill Lynch 1-5-Year Government/Corporate Bond Index, an unmanaged index generally representative of the total return of short-term government and corporate bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/Performance for the Class B and Class I Shares, which commenced operations on 1/21/99 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH BOND FUND

PORTFOLIO MANAGERS                                                                     [GRAPHIC]

Brian B. Sullivan, CFA                                        PORTFOLIO MANAGERS' PERSPECTIVE
Chief Fixed Investment Officer                     "The AmSouth Bond Fund seeks to take advantage of
                                                   changes in relative values in the bond market to pursue
John P. Boston                                     strong returns. We begin with a study of the economic,
Senior Vice President                              political and financial terrain to determine an outlook for the various sectors of the bond market. From this outlook
AmSouth Bank                                       the relative value of longer or shorter bonds, corporate
AmSouth Asset Management, Inc.                     or Government bonds, and callable or non-callable bonds
                                                   is determined. Through the active use of high-quality
Brian Sullivan has more than 17 years of fixed     investments, we strive to obtain excellent long-term returns."
income investment management experience and holds
an MBA in finance and a bachelor's degree in
economics. John Boston has 14 years of investment
experience as a fixed income manager. He holds a
bachelor's degree in finance and political
science.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund returned 5.04% (Class A Shares at NAV). In comparison, the Fund's benchmark the Lehman Brothers Government/Credit Bond Index gained 7.12%. The Lipper Corporate Debt Funds A Rated Average/1/ gained 6.04%.

Q. What factors affected the performance of the Fund?

A. The Fund's absolute returns during the first three-quarters of the period benefited from declining interest rates, which pushed down bonds' yields and increased their prices. However, yields during the final three months of the period rose to roughly where they began the period, and the Fund's absolute returns suffered from that reversal.

Low-quality bonds were the best-performing sector of the bond market. The Fund's benchmark includes BBB-rated bonds, whereas the Fund itself only purchases bonds with credit ratings of A or better. That difference made it difficult for the Fund to keep pace with the benchmark. The Fund's relative returns benefited from our decision to over-weight corporate bonds, however, since those issues outperformed government bonds.

We positioned the Fund's duration shorter than that of the benchmark in anticipation of rising interest rates. The Fund began the period with a duration 0.9 years shorter than the benchmark, and ended the period with a duration 1.1 years shorter than the benchmark. That strategy caused the Fund's returns to lag the benchmark while yields fell, but helped the Fund to outperform the benchmark when yields rose. That strategy did not have a large impact on the Fund's relative returns for the 12-month period as a whole.++


/1/See Glossary of Terms for additional information.

++ The Fund's portfolio composition is subject to change.

                                                              AMSOUTH BOND FUND

                                  [CHART]
Value of a $10,000 Investment

                                        Lehman Brothers
                AmSouth Bond Fund      Government/Credit
                (Class A Shares)*         Bond Index
                -----------------      -----------------
 7/31/1993           $ 9,600               $10,000
 8/31/1993             9,770                10,230
 9/30/1993             9,813                10,265
10/31/1993             9,830                10,307
11/30/1993             9,770                10,191
12/31/1993             9,801                10,235
 1/31/1994             9,924                10,389
 2/28/1994             9,763                10,163
 3/31/1994             9,566                 9,915
 4/30/1994             9,484                 9,833
 5/31/1994             9,491                 9,814
 6/30/1994             9,462                 9,791
 7/31/1994             9,622                 9,987
 8/31/1994             9,638                 9,991
 9/30/1994             9,480                 9,840
10/31/1994             9,460                 9,829
11/30/1994             9,430                 9,811
12/31/1994             9,484                 9,876
 1/31/1995             9,651                10,066
 2/28/1995             9,889                10,299
 3/31/1995             9,939                10,368
 4/30/1995            10,084                10,513
 5/31/1995            10,509                10,953
 6/30/1995            10,588                11,041
 7/31/1995            10,551                10,998
 8/31/1995            10,670                11,139
 9/30/1995            10,765                11,252
10/31/1995            10,918                11,418
11/30/1995            11,090                11,606
12/31/1995            11,230                11,777
 1/31/1996            11,307                11,850
 2/29/1996            11,103                11,598
 3/31/1996            10,980                11,501
 4/30/1996            10,879                11,422
 5/31/1996            10,851                11,403
 6/30/1996            10,988                11,555
 7/31/1996            11,012                11,582
 8/31/1996            10,958                11,554
 9/30/1996            11,158                11,759
10/31/1996            11,449                12,033
11/30/1996            11,678                12,255
12/31/1996            11,517                12,118
 1/31/1997            11,511                12,133
 2/28/1997            11,521                12,158
 3/31/1997            11,347                12,014
 4/30/1997            11,532                12,190
 5/31/1997            11,635                12,303
 6/30/1997            11,773                12,451
 7/31/1997            12,165                12,832
 8/31/1997            12,000                12,688
 9/30/1997            12,206                12,887
10/31/1997            12,410                13,094
11/30/1997            12,460                13,163
12/31/1997            12,585                13,301
 1/31/1998            12,769                13,488
 2/28/1998            12,719                13,461
 3/31/1998            12,762                13,502
 4/30/1998            12,808                13,570
 5/31/1998            12,934                13,716
 6/30/1998            13,055                13,856
 7/31/1998            13,071                13,867
 8/31/1998            13,375                14,138
 9/30/1998            13,769                14,542
10/31/1998            13,722                14,439
11/30/1998            13,706                14,525
12/31/1998            13,741                14,561
 1/31/1999            13,797                14,664
 2/28/1999            13,506                14,316
 3/31/1999            13,578                14,387
 4/30/1999            13,600                14,423
 5/31/1999            13,449                14,274
 6/30/1999            13,425                14,229
 7/31/1999            13,409                14,190
 8/31/1999            13,377                14,178
 9/30/1999            13,487                14,306
10/31/1999            13,504                14,343
11/30/1999            13,485                14,335
12/31/1999            13,389                14,248
 1/31/2000            13,377                14,244
 2/29/2000            13,577                14,423
 3/31/2000            13,807                14,631
 4/30/2000            13,735                14,560
 5/31/2000            13,714                14,547
 6/30/2000            13,983                14,844
 7/31/2000            14,094                15,001
 8/31/2000            14,290                15,213
 9/30/2000            14,364                15,270
10/31/2000            14,443                15,366
11/30/2000            14,701                15,628
12/31/2000            15,004                15,937
 1/31/2001            15,183                16,204
 2/28/2001            15,320                16,371
 3/31/2001            15,413                16,446
 4/30/2001            15,263                16,323
 5/31/2001            15,315                16,417
 6/30/2001            15,386                16,496
 7/31/2001            15,733                16,907
 8/31/2001            15,898                17,124
 9/30/2001            16,160                17,281
10/31/2001            16,468                17,720
11/30/2001            16,225                17,429
12/31/2001            16,115                17,292
 1/31/2002            16,193                17,419
 2/28/2002            16,340                17,567
 3/31/2002            16,028                17,210
 4/30/2002            16,386                17,544
 5/31/2002            16,503                17,706
 6/30/2002            16,717                17,856
 7/31/2002            17,021                18,071
 8/31/2002            17,298                18,476
 9/30/2002            17,680                18,874
10/31/2002            17,540                18,693
11/30/2002            17,447                18,704
12/31/2002            17,833                19,200
 1/31/2003            17,803                19,199
 2/28/2003            18,064                19,541
 3/31/2003            18,039                19,516
 4/30/2003            18,118                19,724
 5/31/2003            18,461                20,285
 6/30/2003            18,426                20,204
 7/31/2003            17,879                19,357


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expensespaid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
---------------------------------------------------------------------------
As of July 31, 2003   Inception Date     1 Year       5 Year        10 Year
---------------------------------------------------------------------------
Class A Shares*          12/1/88          0.81%        5.60%         5.98%
Class B Shares**         9/16/97/1/      -0.68%        5.30%         5.59%
Class I Shares            9/2/97/1/       5.19%        6.60%         6.50%
---------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Bond Fund is measured against the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 1Performance for the Class B and Class I Shares, which commenced operations on 9/16/97 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH MUNICIPAL BOND FUND+

PORTFOLIO MANAGER                                                                      [GRAPHIC]

Dorothy E. Thomas, CFA
Senior Vice President                                         PORTFOLIO MANAGER'S PERSPECTIVE
                                                   "With the AmSouth Municipal Bond Fund, we concentrate
AmSouth Bank                                       on high-quality municipal bonds--those in the top three
AmSouth Asset Management, Inc.                     rating classes, or of comparable quality. As with other
                                                   AmSouth bond funds, we manage our bond portfolios to
Dorothy Thomas has more than 20 years of           take advantage of changes in market interest rates over the
experience as an investment portfolio manager.                               full market cycle."
She holds an MBA and a BA in economics and serves
as manager of tax-exempt fixed income investments
for AmSouth. She is also the portfolio manager
for the AmSouth Florida Tax-Exempt Fund and the
AmSouth Tennessee Tax-Exempt Fund.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund delivered a total return of 2.96% (Class A Shares at NAV) during the period. In comparison, the Fund's benchmark the Merrill Lynch 1-12-Year Municipal Bond Index gained 3.35%. The Lipper General Municipal Debt Funds Average/1/ gained 2.38%.

Q. What factors affected the Fund during the period?

A. The Fed lowered short-term interest rates in November and June, for a total reduction of 0.75 percentage points. Investors' anticipation of those cuts, combined with weak economic data, caused bond yields to fall during most of the period. Bond prices rose as a result, boosting the Fund's absolute returns. Yields then rose sharply from the middle of June through the end of the period, reducing the Fund's gains.

We positioned the Fund defensively throughout the period, maintaining a portfolio of high-quality securities with an average duration shorter than that of the benchmark. We adopted that strategy because we expected an economic recovery to cause an increase in bond yields. That approach caused returns to lag the benchmark during most of the period, as yields fell and lower-quality bonds led the market. However, as rates rose sharply, the Fund's defensive posture helped to boost its relative returns during the final seven weeks of the period.

/1/See Glossary of Terms for additional information.

+ The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.

                                                   AMSOUTH MUNICIPAL BOND FUND+

                                    [CHART]

Value of a $10,000 Investment

               AmSouth Municipal      Merrill Lynch
                 Bond Fund         1-12-Year Municipal
              (Class A Shares)*         Bond Index
               ----------------    -------------------
 7/31/1993        $ 9,596               $10,000
 8/31/1993          9,708                10,148
 9/30/1993          9,798                10,228
10/31/1993          9,820                10,307
11/30/1993          9,764                10,216
12/31/1993          9,899                10,377
 1/31/1994          9,944                10,480
 2/28/1994          9,798                10,248
 3/31/1994          9,551                 9,975
 4/30/1994          9,585                10,018
 5/31/1994          9,607                10,063
 6/30/1994          9,641                10,054
 7/31/1994          9,764                10,269
 8/31/1994          9,787                10,295
 9/30/1994          9,719                10,178
10/31/1994          9,652                10,110
11/30/1994          9,540                 9,983
12/31/1994          9,641                10,114
 1/31/1995          9,719                10,262
 2/28/1995          9,910                10,537
 3/31/1995         10,000                10,588
 4/30/1995         10,034                10,630
 5/31/1995         10,213                10,935
 6/30/1995         10,224                10,914
 7/31/1995         10,348                10,998
 8/31/1995         10,415                11,114
 9/30/1995         10,426                11,124
10/31/1995         10,550                11,217
11/30/1995         10,606                11,403
12/31/1995         10,640                11,467
 1/31/1996         10,685                11,607
 2/29/1996         10,718                11,496
 3/31/1996         10,606                11,488
 4/30/1996         10,584                11,489
 5/31/1996         10,572                11,490
 6/30/1996         10,640                11,557
 7/31/1996         10,718                11,666
 8/31/1996         10,763                11,676
 9/30/1996         10,808                11,781
10/31/1996         10,898                11,894
11/30/1996         11,033                12,044
12/31/1996         11,010                12,028
 1/31/1997         10,988                12,066
 2/28/1997         11,066                12,150
 3/31/1997         10,943                12,023
 4/30/1997         10,965                12,071
 5/31/1997         11,100                12,243
 6/30/1997         11,223                12,368
 7/31/1997         11,432                12,643
 8/31/1997         11,335                12,541
 9/30/1997         11,468                12,683
10/31/1997         11,511                12,734
11/30/1997         11,534                12,786
12/31/1997         11,690                12,953
 1/31/1998         11,786                13,061
 2/28/1998         11,775                13,083
 3/31/1998         11,764                13,100
 4/30/1998         11,698                13,040
 5/31/1998         11,876                13,230
 6/30/1998         11,906                13,266
 7/31/1998         11,924                13,308
 8/31/1998         12,126                13,513
 9/30/1998         12,263                13,659
10/31/1998         12,269                13,676
11/30/1998         12,283                13,696
12/31/1998         12,324                13,765
 1/31/1999         12,493                13,956
 2/28/1999         12,396                13,872
 3/31/1999         12,371                13,861
 4/30/1999         12,411                13,900
 5/31/1999         12,313                13,823
 6/30/1999         12,097                13,626
 7/31/1999         12,199                13,743
 8/31/1999         12,157                13,727
 9/30/1999         12,173                13,747
10/31/1999         12,077                13,672
11/30/1999         12,172                13,796
12/31/1999         12,118                13,764
 1/31/2000         12,051                13,716
 2/29/2000         12,146                13,815
 3/31/2000         12,321                13,993
 4/30/2000         12,234                13,942
 5/31/2000         12,185                13,902
 6/30/2000         12,470                14,226
 7/31/2000         12,640                14,417
 8/31/2000         12,798                14,600
 9/30/2000         12,735                14,547
10/31/2000         12,828                14,679
11/30/2000         12,896                14,749
12/31/2000         13,187                15,090
 1/31/2001         13,374                15,315
 2/28/2001         13,403                15,334
 3/31/2001         13,498                15,476
 4/30/2001         13,367                15,303
 5/31/2001         13,503                15,481
 6/30/2001         13,560                15,591
 7/31/2001         13,698                15,788
 8/31/2001         13,890                16,058
 9/30/2001         13,893                16,035
10/31/2001         14,005                16,214
11/30/2001         13,860                15,975
12/31/2001         13,781                15,867
 1/31/2002         13,976                16,157
 2/28/2002         14,144                16,386
 3/31/2002         13,845                16,003
 4/30/2002         14,153                16,409
 5/31/2002         14,226                16,508
 6/30/2002         14,355                16,683
 7/31/2002         14,526                16,922
 8/31/2002         14,670                17,138
 9/30/2002         14,899                17,500
10/31/2002         14,710                17,199
11/30/2002         14,661                17,090
12/31/2002         14,969                17,529
 1/31/2003         14,926                17,399
 2/28/2003         15,120                17,707
 3/31/2003         15,085                17,695
 4/30/2003         15,165                17,817
 5/31/2003         15,422                18,280
 6/30/2003         15,363                18,171
 7/31/2003         14,956                17,489


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
--------------------------------------------------------------------------------
As of July 31, 2003         Inception Date    1 Year    5 Year    10 Year
--------------------------------------------------------------------------------
Class A Shares*               7/1/97/1/       -1.14%     3.79%     4.11%
Class B Shares**              2/3/99/2/       -2.78%     3.44%     3.61%
Class I Shares                9/2/97/2/        3.21%     4.77%     4.62%
--------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above represents a comparison of a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Municipal Bond Fund is measured against the Merrill Lynch 1-12-Year Municipal Bond Index, which is an unmanaged index that is generally representative of municipal bonds with intermediate maturities. The index does reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/The Fund commenced operations on 7/1/97, through a transfer of assets from certain common and collective trust funds ("commingled") accounts advised by AmSouth Bank using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of commingled for periods dating back to 7/31/93 and prior to the Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Funds. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled account had been registered, the commingled accounts' performance may have been adversely affected.

/2/Performance for the Class B and Class I Shares, which commenced operations on 2/3/99 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.
Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH FLORIDA TAX-EXEMPT FUND+

Portfolio Manager                                                                      [GRAPHIC]

Dorothy E. Thomas, CFA
Senior Vice President                                         PORTFOLIO MANAGER'S PERSPECTIVE
                                                   "The AmSouth Florida Tax-Exempt Fund has a portfolio
AmSouth Bank                                       of high-quality issues in a fast-growing state with a strong
AmSouth Asset Management, Inc.                     economic base. Interest on the bonds is exempt from both
                                                   Federal income tax and the Florida intangibles tax. This
Dorothy Thomas has more than 20 years of           portfolio is managed to benefit from anticipated interest rate
experience as an investment portfolio manager.                                           moves."
She holds an MBA and a BA in economics and serves
as manager of tax-exempt fixed income investments
for AmSouth. She also is the portfolio manager
for the AmSouth Municipal Bond Fund and the
AmSouth Tennessee Tax-Exempt Fund.

                                    [GRAPHIC]

                                      Q&A

Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund gained 2.58% (Class A Shares at NAV) during the period. In comparison, the Fund's benchmark the Merrill Lynch 1-12-Year Municipal Bond Index gained 3.35%. The Lipper Florida Intermediate Municipal Debt Funds Average/1/ gained 1.93%.

Q. What factors affected the Fund's performance during the period?

A. The Fed twice lowered short-term interest rates in response to weak economic data, for a total reduction of 0.75 percentage points. Yields on Florida municipal bonds and other fixed-income securities fell in that environment, boosting the Fund's returns. However, yields rebounded sharply during the final month- and-a-half of the period, and as a result, the Fund's returns declined.

The Fund began the period with a duration shorter than that of its benchmark. We reduced the duration further during the first half of the period and then maintained that short duration. We expected an economic recovery that would boost bond yields. That defensive posture caused the Fund to lag its benchmark while yields fell during most of the period. Our defensive strategy contributed to above-average performance when yields rose during June and July.


/1/See Glossary of Terms for additional information.

+ The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.

                                               AMSOUTH FLORIDA TAX-EXEMPT FUND+

                                    [CHART]

Value of a $10,000 Investment

                AmSouth Florida       Merrill Lynch
                Tax-Exempt Fund    1-12-Year Municipal
               (Class A Shares)*         Bond Index
                ---------------    -------------------
 9/30/1994          $ 9,597               $10,000
10/31/1994            9,530                 9,933
11/30/1994            9,414                 9,808
12/31/1994            9,497                 9,936
 1/31/1995            9,633                10,083
 2/28/1995            9,841                10,352
 3/31/1995            9,915                10,403
 4/30/1995            9,950                10,444
 5/31/1995           10,142                10,744
 6/30/1995           10,149                10,723
 7/31/1995           10,223                10,806
 8/31/1995           10,288                10,919
 9/30/1995           10,304                10,929
10/31/1995           10,390                11,020
11/30/1995           10,476                11,204
12/31/1995           10,545                11,266
 1/31/1996           10,637                11,403
 2/29/1996           10,627                11,295
 3/31/1996           10,512                11,286
 4/30/1996           10,518                11,288
 5/31/1996           10,515                11,289
 6/30/1996           10,553                11,354
 7/31/1996           10,655                11,462
 8/31/1996           10,655                11,471
 9/30/1996           10,722                11,575
10/31/1996           10,804                11,685
11/30/1996           10,938                11,833
12/31/1996           10,925                11,817
 1/31/1997           10,943                11,854
 2/28/1997           11,020                11,937
 3/31/1997           10,910                11,812
 4/30/1997           10,944                11,860
 5/31/1997           11,069                12,028
 6/30/1997           11,163                12,151
 7/31/1997           11,389                12,422
 8/31/1997           11,297                12,321
 9/30/1997           11,416                12,460
10/31/1997           11,468                12,511
11/30/1997           11,504                12,562
12/31/1997           11,640                12,726
 1/31/1998           11,722                12,832
 2/28/1998           11,725                12,854
 3/31/1998           11,736                12,871
 4/30/1998           11,673                12,811
 5/31/1998           11,858                12,998
 6/30/1998           11,876                13,034
 7/31/1998           11,897                13,075
 8/31/1998           12,083                13,276
 9/30/1998           12,204                13,419
10/31/1998           12,199                13,436
11/30/1998           12,225                13,456
12/31/1998           12,273                13,524
 1/31/1999           12,424                13,711
 2/28/1999           12,330                13,629
 3/31/1999           12,307                13,618
 4/30/1999           12,347                13,657
 5/31/1999           12,254                13,581
 6/30/1999           12,079                13,387
 7/31/1999           12,142                13,502
 8/31/1999           12,115                13,487
 9/30/1999           12,108                13,506
10/31/1999           12,053                13,433
11/30/1999           12,146                13,555
12/31/1999           12,109                13,523
 1/31/2000           12,040                13,476
 2/29/2000           12,169                13,573
 3/31/2000           12,326                13,748
 4/30/2000           12,266                13,697
 5/31/2000           12,211                13,659
 6/30/2000           12,474                13,977
 7/31/2000           12,626                14,164
 8/31/2000           12,771                14,344
 9/30/2000           12,709                14,292
10/31/2000           12,815                14,422
11/30/2000           12,870                14,491
12/31/2000           13,122                14,826
 1/31/2001           13,252                15,047
 2/28/2001           13,292                15,065
 3/31/2001           13,385                15,204
 4/30/2001           13,264                15,035
 5/31/2001           13,369                15,210
 6/30/2001           13,437                15,318
 7/31/2001           13,568                15,512
 8/31/2001           13,763                15,776
 9/30/2001           13,754                15,754
10/31/2001           13,897                15,929
11/30/2001           13,768                15,695
12/31/2001           13,708                15,589
 1/31/2002           13,886                15,873
 2/28/2002           14,037                16,099
 3/31/2002           13,764                15,723
 4/30/2002           14,042                16,122
 5/31/2002           14,127                16,218
 6/30/2002           14,247                16,390
 7/31/2002           14,434                16,626
 8/31/2002           14,558                16,838
 9/30/2002           14,802                17,193
10/31/2002           14,598                16,898
11/30/2002           14,562                16,790
12/31/2002           14,863                17,222
 1/31/2003           14,813                17,094
 2/28/2003           14,998                17,396
 3/31/2003           14,959                17,385
 4/30/2003           15,055                17,504
 5/31/2003           15,302                17,959
 6/30/2003           15,243                17,852
 7/31/2003           14,806                17,182


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
-----------------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year    5 Year    Since Inception
-----------------------------------------------------------------------------
Class A Shares*            9/30/94        -1.53%     3.61%        4.54%
Class B Shares**           3/16/99/1/     -3.05%     3.29%        4.10%
Class I Shares             9/2/97/1/       2.72%     4.61%        5.13%
------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart and table above compare a hypothetical $10,000 investment from 9/30/94 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Florida Tax-Exempt Fund is measured against the Merrill Lynch 1-12-Year Municipal Bond Index, which is an unmanaged index generally representative of municipal bonds with intermediate maturities. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

/1/Performance for the Class B and Class I Shares, which commenced operations on 3/16/99 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  AMSOUTH TENNESSEE TAX-EXEMPT FUND+

PORTFOLIO MANAGER                                                       [GRAPHIC]

Dorothy E. Thomas, CFA
Senior Vice President                          PORTFOLIO MANAGER'S PERSPECTIVE
                                    "The AmSouth Tennessee Tax-Exempt Fund generates
AmSouth Bank                        income that is exempt from both Federal and the state of
AmSouth Asset Management, Inc.      Tennessee income tax. The Fund only invests in securities in the top three rating classes, or of comparable quality. As
Dorothy Thomas has more than 20     with the other AmSouth bond funds, we manage our bond
years of experience as an           portfolios to take advantage of changes in market interest
investment portfolio manager. She              rates over the full market cycle."
holds an MBA and a BA in economics
and serves as manager of
tax-exempt fixed income
investments for AmSouth. She also
is the portfolio manager for the
AmSouth Municipal Bond and the
AmSouth Florida Tax-Exempt Fund.

                                    [GRAPHIC]

                                      Q&A


Q. How did the Fund perform during the 12-month period ended July 31, 2003?

A. The Fund's total return was 2.29% (Class A Shares at NAV). In comparison, the Fund's benchmark the Merrill Lynch 1-12-Year Municipal Bond Index gained 3.35%. The Lipper Other States Intermediate Municipal Debt Funds Average/1/ gained 2.40%.

Q. What factors affected the Fund's performance during the period?

A. The Fed cut short-term interest rates twice during the period, for a total reduction of 0.75 percentage points. Those rate cuts combined with ongoing economic weakness resulted with yields on municipal issues declining during much of the period. Falling yields led to higher prices on municipal bonds, boosting the Fund's returns. The environment changed in mid-June, however, as investors anticipating an economic recovery sold municipal bonds and other fixed-income securities. Therefore, yields rose dramatically, pushing down bond prices and hurting the Fund's absolute returns.

We positioned the Fund's duration shorter than that of the benchmark, because we expected an economic recovery that would cause an increase in bond yields. However, yields did not rise until mid-June, causing the Fund to lag its benchmark for most of the period. Yields did rise dramatically during the final seven weeks of the period, and the Fund benefited from its defensive posture.


/1/See Glossary of Terms for additional information.

 +The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.

                                             AMSOUTH TENNESSEE TAX-EXEMPT FUND+

                                [CHART]

Value of a $10,000 Investment

               AmSouth Tennessee        Merrill Lynch 1-12-
                Tax-Exempt Fund           Year Municipal
               (Class A Shares)*           Bond Index
               -----------------        ------------------
  7/31/1993       $ 9,597                   $10,000
  8/31/1993         9,785                    10,148
  9/30/1993         9,916                    10,228
 10/31/1993         9,906                    10,307
 11/30/1993         9,794                    10,216
 12/31/1993         9,972                    10,377
  1/31/1994        10,047                    10,480
  2/28/1994         9,794                    10,248
  3/31/1994         9,162                     9,975
  4/30/1994         9,205                    10,018
  5/31/1994         9,268                    10,063
  6/30/1994         9,209                    10,054
  7/31/1994         9,359                    10,269
  8/31/1994         9,394                    10,295
  9/30/1994         9,266                    10,178
 10/31/1994         9,111                    10,110
 11/30/1994         8,945                     9,983
 12/31/1994         9,117                    10,114
  1/31/1995         9,349                    10,262
  2/28/1995         9,578                    10,537
  3/31/1995         9,656                    10,588
  4/30/1995         9,653                    10,630
  5/31/1995         9,879                    10,935
  6/30/1995         9,778                    10,914
  7/31/1995         9,826                    10,998
  8/31/1995         9,942                    11,114
  9/30/1995         9,987                    11,124
 10/31/1995        10,105                    11,217
 11/30/1995        10,251                    11,403
 12/31/1995        10,338                    11,467
  1/31/1996        10,406                    11,607
  2/29/1996        10,299                    11,496
  3/31/1996        10,132                    11,488
  4/30/1996        10,076                    11,489
  5/31/1996        10,050                    11,490
  6/30/1996        10,127                    11,557
  7/31/1996        10,194                    11,666
  8/31/1996        10,157                    11,676
  9/30/1996        10,256                    11,781
 10/31/1996        10,367                    11,894
 11/30/1996        10,550                    12,044
 12/31/1996        10,482                    12,028
  1/31/1997        10,487                    12,066
  2/28/1997        10,552                    12,150
  3/31/1997        10,387                    12,023
  4/30/1997        10,434                    12,071
  5/31/1997        10,568                    12,243
  6/30/1997        10,647                    12,368
  7/31/1997        10,932                    12,643
  8/31/1997        10,806                    12,541
  9/30/1997        10,940                    12,683
 10/31/1997        10,998                    12,734
 11/30/1997        11,035                    12,786
 12/31/1997        11,229                    12,953
  1/31/1998        11,340                    13,061
  2/28/1998        11,304                    13,083
  3/31/1998        11,272                    13,100
  4/30/1998        11,161                    13,040
  5/31/1998        11,362                    13,230
  6/30/1998        11,360                    13,266
  7/31/1998        11,371                    13,308
  8/31/1998        11,561                    13,513
  9/30/1998        11,694                    13,659
 10/31/1998        11,691                    13,676
 11/30/1998        11,699                    13,696
 12/31/1998        11,707                    13,765
  1/31/1999        11,853                    13,956
  2/28/1999        11,743                    13,872
  3/31/1999        11,728                    13,861
  4/30/1999        11,759                    13,900
  5/31/1999        11,652                    13,823
  6/30/1999        11,450                    13,626
  7/31/1999        11,494                    13,743
  8/31/1999        11,433                    13,727
  9/30/1999        11,445                    13,747
 10/31/1999        11,338                    13,672
 11/30/1999        11,431                    13,796
 12/31/1999        11,347                    13,764
  1/31/2000        11,288                    13,716
  2/29/2000        11,381                    13,815
  3/31/2000        11,538                    13,993
  4/30/2000        11,466                    13,942
  5/31/2000        11,408                    13,902
  6/30/2000        11,677                    14,226
  7/31/2000        11,819                    14,417
  8/31/2000        11,959                    14,600
  9/30/2000        11,885                    14,547
 10/31/2000        11,997                    14,679
 11/30/2000        12,061                    14,749
 12/31/2000        12,329                    15,090
  1/31/2001        12,440                    15,315
  2/28/2001        12,462                    15,334
  3/31/2001        12,549                    15,476
  4/30/2001        12,389                    15,303
  5/31/2001        12,500                    15,481
  6/30/2001        12,562                    15,591
  7/31/2001        12,711                    15,788
  8/31/2001        12,873                    16,058
  9/30/2001        12,867                    16,035
 10/31/2001        12,975                    16,214
 11/30/2001        12,805                    15,975
 12/31/2001        12,749                    15,867
  1/31/2002        12,931                    16,157
  2/28/2002        13,081                    16,386
  3/31/2002        12,783                    16,003
  4/30/2002        13,085                    16,409
  5/31/2002        13,160                    16,508
  6/30/2002        13,283                    16,683
  7/31/2002        13,458                    16,922
  8/31/2002        13,599                    17,138
  9/30/2002        13,800                    17,500
 10/31/2002        13,617                    17,199
 11/30/2002        13,542                    17,090
 12/31/2002        13,823                    17,529
  1/31/2003        13,766                    17,399
  2/28/2003        13,925                    17,707
  3/31/2003        13,894                    17,695
  4/30/2003        13,953                    17,817
  5/31/2003        14,197                    18,280
  6/30/2003        14,145                    18,171
  7/31/2003        13,765                    17,489


The chart reflects the performance of the Class A Shares. The performance of the Class B Shares and the Class I Shares will be greater or less than the line shown in the above chart based on the differences in the sales charges and the expenses paid by shareholders investing in Class A Shares, Class B Shares and Class I Shares.

Average Annual Total Return
---------------------------------------------------------------------
As of July 31, 2003     Inception Date    1 Year    5 Year    10 Year
---------------------------------------------------------------------
Class A Shares*            3/28/94/1/     -1.79%     3.05%     3.25%
Class B Shares**           2/24/98/2/     -3.42%     2.79%     2.81%
Class I Shares             10/3/97/2/      2.47%     4.07%     3.78%
---------------------------------------------------------------------

 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart and table above compare a hypothetical $10,000 investment from 7/31/93 to 7/31/03 in the indicated share class versus a similar investment in the Fund's benchmark. The performance information presented above assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions.

 The performance of the AmSouth Tennessee Tax-Exempt Fund is measured against the Merrill Lynch 1-12-Year Municipal Bond Index, which is unmanaged and is generally representative of municipal bonds with intermediate maturities. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax-Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Tennessee Tax-Exempt Fund.

/1/The ISG Tennessee Tax-Exempt Fund commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods dating back to 7/31/93, and prior to the mutual fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

/2/Performance for the Class B and Trust Shares, which commenced operations on 2/24/98 and 10/3/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/02, the Trust Shares were renamed the Class I Shares.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  THE AMSOUTH MONEY MARKET FUNDS

PORTFOLIO MANAGER

John Mark McKenzie
Senior Vice President

AmSouth Bank
AmSouth Asset Management, Inc.

John Mark McKenzie has been in investment management since
1981. He serves as portfolio manager for five AmSouth money
market funds: the U.S. Treasury, Treasury Reserve, Prime,    Income Fund. He holds a bachelor's degree in banking and
Institutional Prime Obligations and Tax-Exempt. In           finance from the University of Mississippi, and earned his
addition, he co-manages the AmSouth Government               law degree from the University of Mississippi School of Law.

                                    [GRAPHIC]

                                      Q&A


Q. What factors affected the performance of the Funds during the 12-month period ended July 31, 2003?

A. The Fed lowered interest rates twice, for a total reduction of 75 basis points. Those moves pushed down yields on short-term bonds throughout the period. All sectors of the short-term fixed-income markets saw their yields decline significantly in that environment.

Falling yields pushed up prices of the securities in the Funds, but reduced the yield we were able to capture for shareholders. We compensated for the decline in yields by extending the Funds' average maturities, because bonds with slightly longer maturities offered more attractive yields and helped preserve income levels. Those moves were part of our ongoing strategy to emphasize current income. We maintained very high-quality portfolios throughout the period.

.. As of July 31, 2003, the Prime Obligations Fund's average maturity was 62 days, compared with 51 days on January 31, 2003 and 31 days on July 31, 2002.++

.. As of July 31, 2003, the U.S. Treasury Fund's average maturity was 50 days, compared with 55 days on January 31, 2003 and 49 days on July 31, 2002.++

.. As of July 31, 2003, the Tax-Exempt Fund's+ average maturity was 36 days, compared with 51 days on January 31, 2003 and 65 days on July 31, 2002.++

.. As of July 31, 2003, the Treasury Reserve Fund's average maturity was 55 days, compared with 47 days on January 31, 2003 and 35 days on July 31, 2002.++

.. As of July 31, 2003, the Institutional Prime Obligations Fund's average maturity was 56 days, compared with 55 days on January 31, 2003 and 31 days on July 31, 2002.++

 +The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.

++The composition of the Fund's holdings is subject to change.

 Investments in the Prime, the U.S. Treasury, the Tax-Exempt, the Treasury Reserve and the Institutional Prime Obligations Money Market Funds are neither insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                                     VALUE FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares    Value
                                                   ------- ---------
           COMMON STOCKS (97.5%)
           Aerospace/Defense (5.5%)
           Boeing Co.............................. 404,900 $  13,410
           Lockheed Martin Corp...................  53,300     2,790
           Raytheon Co............................ 259,954     7,981
           United Technologies Corp...............  67,752     5,097
                                                           ---------
                                                              29,278
                                                           ---------
           Apparel (2.2%)
           Liz Claiborne, Inc.....................  68,455     2,357
           Nike, Inc., Class B.................... 132,800     6,871
           V.F. Corp..............................  69,600     2,654
                                                           ---------
                                                              11,882
                                                           ---------
           Applications Software (0.6%)
           Reynolds & Reynolds Co., Class A....... 107,134     3,098
                                                           ---------
           Banking (6.3%)
           Bank of America Corp................... 151,428    12,502
           First Tennessee National Corp.......... 155,400     6,667
           National City Corp..................... 351,827    11,592
           SunTrust Banks, Inc....................  46,988     2,862
                                                           ---------
                                                              33,623
                                                           ---------
           Chemicals -- Specialty (0.6%)
           Dow Chemical Co........................  90,723     3,203
                                                           ---------
           Computer Hardware (4.5%)
           Hewlett-Packard Co..................... 875,248    18,529
           IBM Corp...............................  66,635     5,414
                                                           ---------
                                                              23,943
                                                           ---------
           Computer Software & Services (2.2%)
           Computer Associates International, Inc. 249,900     6,360
           EMC Corp. (b).......................... 500,000     5,320
                                                           ---------
                                                              11,680
                                                           ---------
           Consumer Goods (0.5%)
           Leggett & Platt, Inc................... 112,383     2,488
                                                           ---------
           Distribution Wholesale (0.7%)
           Genuine Parts Co....................... 111,900     3,462
                                                           ---------
           Diversified Manufacturing (2.7%)
           Honeywell International, Inc........... 154,118     4,358
           Illinois Tool Works, Inc...............  25,552     1,780
           Tyco International, Ltd................ 444,493     8,268
                                                           ---------
                                                              14,406
                                                           ---------
           Entertainment (0.5%)
           Walt Disney Co......................... 122,670     2,689
                                                           ---------
           Financial Services (23.0%)
           Bear Stearns Cos., Inc................. 111,900     7,497
           CIT Group, Inc......................... 565,160    15,757
           Citigroup, Inc......................... 692,480    31,022
           FleetBoston Financial Corp............. 193,154     6,005
           Freddie Mac............................ 137,835     6,733
           Goldman Sachs Group, Inc............... 141,400    12,322
           J.P. Morgan Chase & Co................. 350,919    12,300
           Lincoln National Corp.................. 283,300    10,578
           Prudential Financial, Inc.............. 100,184     3,565
           Washington Mutual, Inc................. 412,961    16,303
                                                           ---------
                                                             122,082
                                                           ---------

                                   Continued

                                                     Shares    Value
                                                     ------- ---------
          COMMON STOCKS, continued
          Food Distributors & Wholesalers (1.6%)
          Costco Wholesale Corp. (b)................ 230,000 $   8,522
                                                             ---------
          Forest & Paper Products (1.0%)
          International Paper Co....................  60,000     2,347
          MeadWestvaco Corp......................... 128,149     3,103
                                                             ---------
                                                                 5,450
                                                             ---------
          Gaming (0.4%)
          Park Place Entertainment Corp. (b)........ 215,052     1,925
                                                             ---------
          Insurance (10.3%)
          ACE Ltd................................... 168,229     5,550
          AFLAC, Inc................................ 323,600    10,380
          American International Group, Inc......... 200,000    12,839
          MetLife, Inc.............................. 288,771     8,005
          St. Paul Cos., Inc........................ 145,103     5,103
          Travelers Property Casualty Corp., Class B 495,209     7,993
          XL Capital, Ltd...........................  63,000     5,009
                                                             ---------
                                                                54,879
                                                             ---------
          Machinery & Equipment (0.9%)
          Black & Decker Corp....................... 118,600     4,846
                                                             ---------
          Medical Products (0.8%)
          Becton, Dickinson & Co.................... 111,510     4,085
                                                             ---------
          Metals & Mining (2.1%)
          Alcoa, Inc................................ 410,000    11,386
                                                             ---------
          Multimedia (4.3%)
          AOL Time Warner, Inc. (b)................. 569,052     8,780
          Viacom, Inc., Class B (b)................. 325,000    14,144
                                                             ---------
                                                                22,924
                                                             ---------
          Oil & Gas Exploration, Production, &
           Services (5.5%)
          Anadarko Petroleum Corp................... 112,500     4,928
          Burlington Resources, Inc.................  35,700     1,648
          ChevronTexaco Corp........................ 140,265    10,115
          ConocoPhillips............................  70,998     3,716
          Halliburton Co............................ 264,187     5,857
          Kerr-McGee Corp...........................  70,988     3,123
                                                             ---------
                                                                29,387
                                                             ---------
          Pharmaceuticals (1.3%)
          Bristol-Myers Squibb Co................... 272,806     7,148
                                                             ---------
          Real Estate (0.5%)
          Simon Property Group, Inc.................  69,100     2,926
                                                             ---------
          Restaurants (0.4%)
          McDonald's Corp...........................  90,224     2,076
                                                             ---------
          Retail (4.0%)
          Home Depot, Inc........................... 428,245    13,361
          Limited Brands............................ 334,881     5,596
          Office Depot, Inc. (b).................... 147,024     2,441
                                                             ---------
                                                                21,398
                                                             ---------
          Semiconductors (1.1%)
          National Semiconductor Corp. (b).......... 137,300     3,068
          Texas Instruments, Inc.................... 139,151     2,626
                                                             ---------
                                                                 5,694
                                                             ---------

                                   Continued

 VALUE FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                    Shares     Value
                                                  ---------- ---------
         COMMON STOCKS, continued
         Telecommunications -- Equipment
          (1.4%)
         Harris Corp.............................    224,798 $   7,277
                                                             ---------
         Transportation & Shipping (1.4%)
         FedEx Corp..............................    115,900     7,463
                                                             ---------
         Travel (1.4%)
         Carnival Corp...........................    216,367     7,424
                                                             ---------
         Utilities -- Electric & Gas (6.1%)
         American Electric Power Co., Inc........    250,694     7,035
         Constellation Energy Group..............    105,472     3,523
         Dominion Resources, Inc.................     94,746     5,694
         Duke Energy Corp........................    337,220     5,918
         Entergy Corp............................    135,400     6,975
         TXU Corp................................    162,838     3,284
                                                             ---------
                                                                32,429
                                                             ---------
         Utilities -- Telecommunications (3.7%)
         BellSouth Corp..........................    222,666     5,671
         SBC Communications, Inc.................    313,703     7,328
         Sprint Corp.............................    198,998     2,810
         Verizon Communications, Inc.............    111,466     3,886
                                                             ---------
                                                                19,695
                                                             ---------
         TOTAL COMMON STOCKS.....................              518,768
                                                             ---------
         INVESTMENT COMPANIES (2.4%)
         AmSouth Prime Money Market Fund.........  5,073,954     5,074
         AmSouth U.S. Treasury Money Market
          Fund...................................  7,757,648     7,758
                                                             ---------
         TOTAL INVESTMENT
          COMPANIES..............................               12,832
                                                             ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (14.8%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending)............................... 78,576,265    78,576
                                                             ---------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING.....................               78,576
                                                             ---------
         TOTAL INVESTMENTS
          (Cost $521,595) (a) -- 114.70%.........              610,176
         Liabilities in excess of other assets --
          (14.70)%...............................              (77,955)
                                                             ---------
         NET ASSETS -- 100.0%....................            $ 532,221
                                                             =========

--------
(a)Cost for federal income tax purposes is $530,544. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                      Unrealized appreciation.... $83,269
                      Unrealized depreciation....  (3,637)
                                                  -------
                      Net unrealized appreciation $79,632
                                                  =======

(b)Represents non-income producing security.

                      See notes to financial statements.

                                                             SELECT EQUITY FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                    Shares    Value
                                                   --------- -------
          COMMON STOCKS (98.4%)
          Consumer Discretionary (31.8%)
          Gannett Co., Inc........................    35,500 $ 2,727
          Home Depot, Inc.........................   137,900   4,302
          Lee Enterprises, Inc....................    45,600   1,693
          McDonald's Corp.........................   208,900   4,807
          Snap-on, Inc............................    61,400   1,739
          Walt Disney Co..........................   144,400   3,165
          Washington Post Co., Class B............       700     473
                                                             -------
                                                              18,906
                                                             -------
          Consumer Staples (27.2%)
          Coca-Cola Co............................     3,400     153
          Del Monte Foods Co. (b).................    17,596     154
          General Mills, Inc......................    62,500   2,867
          Gillette Co.............................    88,900   2,735
          H.J. Heinz Co...........................    81,600   2,779
          J.M. Smucker Co.........................    40,778   1,633
          Kimberly-Clark Corp.....................    57,300   2,773
          SYSCO Corp..............................   101,200   3,049
                                                             -------
                                                              16,143
                                                             -------
          Health Care (6.6%)
          Bristol-Myers Squibb Co.................    58,700   1,538
          Pfizer, Inc.............................    71,520   2,386
                                                             -------
                                                               3,924
                                                             -------
          Industrials (28.6%)
          American Power Conversion Corp. (b).....   165,300   2,881
          Automatic Data Processing, Inc..........   114,400   4,242
          Briggs & Stratton Corp..................    33,800   1,861
          Pitney Bowes, Inc.......................   111,400   4,245
          Waste Management, Inc...................   157,960   3,774
                                                             -------
                                                              17,003
                                                             -------
          Materials (4.2%)
          International Flavors & Fragrances, Inc.    80,400   2,425
          Monsanto Co.............................     3,326      76
                                                             -------
                                                               2,501
                                                             -------
          TOTAL COMMON STOCKS.....................            58,477
                                                             -------
          INVESTMENT COMPANIES (1.8%)
          AmSouth Prime Money Market Fund......... 1,072,969   1,073
          AmSouth U.S. Treasury Money Market
           Fund...................................     5,362       5
                                                             -------
          TOTAL INVESTMENT COMPANIES..............             1,078
                                                             -------
          TOTAL INVESTMENTS
           (Cost $55,998) (a) -- 100.2%...........            59,555
          Liabilities in excess of other assets --
           (0.2)%.................................              (143)
                                                             -------
          NET ASSETS -- 100.0%....................           $59,412
                                                             =======

(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $ 6,154
                      Unrealized depreciation....  (2,597)
                                                  -------
                      Net unrealized appreciation $ 3,557
                                                  =======

(b)Represents non-income producing security.

                      See notes to financial statements.

                                                           ENHANCED MARKET FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                     Shares   Value
                                                     ------ ---------
           COMMON STOCKS (93.3%)
           Consumer Discretionary (10.7%)
           American Greetings Corp., Class A (b)....    800 $      14
           AOL Time Warner, Inc. (b)................ 69,600     1,074
           AutoNation, Inc. (b).....................    900        15
           AutoZone, Inc. (b).......................  2,600       216
           Best Buy Co., Inc. (b)...................  4,200       183
           Big Lots, Inc. (b).......................  3,100        48
           Black & Decker Corp......................  1,800        74
           Carnival Corp............................  8,300       285
           Centex Corp..............................    800        58
           Circuit City Stores, Inc.................  5,600        51
           Comcast Corp., Class A (b)............... 17,512       531
           Cooper Tire & Rubber Co..................    900        15
           Dana Corp................................  3,900        60
           Darden Restaurants, Inc..................  4,550        85
           Delphi Corp.............................. 14,737       124
           Dillard's, Inc., Class A.................  2,100        32
           Dollar General Corp......................  8,800       162
           Dow Jones & Co., Inc.....................    200         8
           Family Dollar Stores, Inc................    200         8
           Federated Department Stores, Inc.........  5,000       200
           Fortune Brands, Inc......................  3,900       217
           Gannett Co., Inc.........................  5,100       392
           Harrah's Entertainment, Inc. (b).........  2,900       127
           Hasbro, Inc..............................  4,300        81
           Hilton Hotels Corp.......................  1,900        28
           Home Depot, Inc.......................... 32,200     1,005
           International Game Technology............  2,800        71
           Interpublic Group of Cos., Inc...........  2,100        29
           Johnson Controls, Inc....................    200        19
           Jones Apparel Group, Inc. (b)............  3,400        98
           Knight-Ridder, Inc.......................    500        34
           Kohl's Corp. (b).........................  5,200       309
           Limited Brands...........................  6,900       115
           Liz Claiborne, Inc.......................    200         7
           Lowe's Cos., Inc......................... 11,300       537
           Mattel, Inc.............................. 11,500       223
           May Department Stores Co.................  1,900        47
           Maytag Corp..............................  2,100        53
           McDonald's Corp.......................... 23,800       548
           McGraw Hill Cos., Inc....................  4,700       286
           Meredith Corp............................  1,300        59
           New York Times Co., Class A..............  1,200        54
           Office Depot, Inc. (b)...................  8,200       136
           Omnicom Group, Inc.......................  2,500       185
           Pulte Homes, Inc.........................    100         6
           Reebok International, Ltd. (b)...........    800        26
           Sears, Roebuck & Co......................  4,200       171
           Stanley Works............................  2,300        65
           Staples, Inc. (b)........................  8,400       169
           Starwood Hotels & Resorts Worldwide, Inc.  2,600        85
           Target Corp.............................. 13,300       510
           TJX Cos., Inc............................  6,900       134
           Tribune Co...............................  6,600       312
           Tupperware Corp..........................    700        11
           Univision Communications, Inc.,
            Class A (b).............................  3,000        94

                                   Continued

                                                  Shares   Value
                                                  ------ ---------
             COMMON STOCKS, continued
             Consumer Discretionary, continued
             V.F. Corp...........................    400 $      15
             Viacom, Inc., Class B (b)........... 23,224     1,011
             Visteon Corp........................  1,591        10
             Wal-Mart Stores, Inc................ 51,200     2,862
             Walt Disney Co......................  6,000       132
             Wendy's International, Inc..........  3,000        88
             YUM! Brands, Inc. (b)...............  5,200       156
                                                         ---------
                                                            13,760
                                                         ---------
             Consumer Staples (7.3%)
             Adolph Coors Co., Class B...........  1,000        51
             Alberto-Culver Co., Class B.........    100         6
             Altria Group, Inc................... 31,900     1,276
             Anheuser-Busch Cos., Inc............ 11,300       586
             Archer-Daniels-Midland Co........... 17,011       224
             Brown-Forman Corp...................    300        23
             Coca-Cola Co........................ 35,800     1,611
             Colgate-Palmolive Co................    100         5
             ConAgra Foods, Inc..................  7,100       160
             Gillette Co......................... 13,800       424
             H.J. Heinz Co.......................  8,800       300
             Hershey Foods Corp..................  1,800       131
             Kellogg Co..........................  5,400       185
             Kimberly-Clark Corp.................  9,200       445
             Kroger Co. (b)...................... 20,200       342
             McCormick & Co., Inc................  1,600        41
             Pepsi Bottling Group, Inc...........  5,300       116
             PepsiCo, Inc........................ 25,690     1,184
             Procter & Gamble Co................. 17,100     1,503
             R.J. Reynolds Tobacco Holdings, Inc.  2,200        78
             Safeway, Inc. (b)...................  5,800       124
             Sara Lee Corp....................... 17,800       333
             SUPERVALU, Inc......................  3,500        82
             UST, Inc............................  4,400       146
             Walgreen Co.........................  1,200        36
                                                         ---------
                                                             9,412
                                                         ---------
             Energy (5.8%)
             Amerada Hess Corp...................  2,300       108
             Anadarko Petroleum Corp.............  3,300       145
             Apache Corp.........................  2,801       174
             Ashland, Inc........................    900        30
             Baker Hughes, Inc...................  4,400       138
             BJ Services Co. (b).................  4,200       144
             Burlington Resources, Inc...........  2,700       125
             ChevronTexaco Corp.................. 16,619     1,197
             ConocoPhillips...................... 12,164       636
             Devon Energy Corp...................  3,000       142
             EOG Resources, Inc..................    400        16
             Exxon Mobil Corp.................... 93,364     3,321
             Halliburton Co......................  7,700       171
             Kerr-McGee Corp.....................  2,600       114
             Marathon Oil Corp...................  4,100       106
             Nabors Industries, Ltd. (b).........    100         4
             Noble Corp. (b).....................  3,500       115
             Rowan Cos., Inc. (b)................  2,500        55
             Schlumberger Ltd.................... 12,800       577

                                   Continued

 ENHANCED MARKET FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                   Shares   Value
                                                   ------ ---------
            COMMON STOCKS, continued
            Energy, continued
            Sunoco, Inc...........................  2,000 $      74
            Transocean, Inc. (b)..................  4,200        82
            Unocal Corp...........................  2,000        59
                                                          ---------
                                                              7,533
                                                          ---------
            Financials (19.7%)
            ACE Ltd...............................  3,500       115
            AFLAC, Inc............................  6,800       218
            Allstate Corp......................... 15,000       570
            Ambac Financial Group, Inc............  2,800       184
            American Express Co................... 23,100     1,020
            American International Group, Inc..... 37,316     2,397
            Aon Corp..............................  2,300        55
            Apartment Investment & Management Co.,
             Class A..............................  1,200        47
            Bank of America Corp.................. 22,800     1,884
            Bank One Corp......................... 21,300       843
            BB&T Corp.............................  6,200       216
            Bear Stearns Cos., Inc................    300        20
            Charles Schwab Corp................... 17,700       184
            Charter One Financial, Inc............  5,954       194
            Chubb Corp............................  4,500       292
            Cincinnati Financial Corp.............  1,100        43
            Citigroup, Inc........................ 71,966     3,225
            Comerica, Inc.........................  4,600       223
            Equity Office Properties Trust........  5,400       150
            Equity Residential Property...........  3,600       100
            Fannie Mae............................ 13,100       839
            Federated Investors, Inc., Class B....  2,900        83
            First Tennessee National Corp.........    700        30
            FleetBoston Financial Corp............ 21,918       681
            Freddie Mac........................... 13,000       635
            Golden West Financial Corp............  4,000       330
            Goldman Sachs Group, Inc..............  6,800       593
            Hartford Financial Services Group.....  6,700       350
            Huntington Bancshares, Inc............  1,000        20
            J.P. Morgan Chase & Co., Inc.......... 33,720     1,183
            Janus Capital Group, Inc..............  2,900        51
            John Hancock Financial Services, Inc..  5,300       173
            KeyCorp...............................  5,600       151
            Lehman Brothers Holdings, Inc.........  3,200       202
            Lincoln National Corp.................  4,700       175
            Loews Corp............................  4,900       225
            Marsh & McLennan Cos., Inc............ 10,500       521
            MBNA Corp............................. 28,550       636
            Mellon Financial Corp................. 11,400       345
            Merrill Lynch & Co., Inc.............. 12,400       674
            MGIC Investment Corp..................    500        28
            Moody's Corp..........................  2,000       103
            Morgan Stanley Dean Witter & Co....... 15,200       721
            North Fork Bancorporation, Inc........  2,100        74
            Plum Creek Timber Co., Inc............  2,400        65
            Principal Financial Group, Inc........  4,200       137
            Providian Financial Corp. (b).........  7,600        73
            Prudential Financial, Inc.............  7,500       267
            Regions Financial Corp................    400        14

                                   Continued

                                                     Shares    Value
                                                     ------- ---------
          COMMON STOCKS, continued
          Financials, continued
          SAFECO Corp...............................     100 $       4
          Simon Property Group, Inc.................   2,400       102
          State Street Corp.........................   8,800       404
          Torchmark Corp............................     500        20
          Travelers Property Casualty Corp., Class B  13,310       215
          U.S. Bancorp..............................  34,807       853
          Union Planters Corp.......................   2,650        85
          UnumProvident Corp........................   7,600       103
          Wachovia Corp.............................  23,600     1,031
          Washington Mutual, Inc....................   2,600       103
          Wells Fargo & Co..........................  22,300     1,127
          XL Capital, Ltd., Class A.................   1,800       143
                                                             ---------
                                                                25,549
                                                             ---------
          Health Care (14.5%)
          Abbott Laboratories.......................  23,600       926
          Aetna, Inc................................   4,000       246
          AmerisourceBergen Corp....................   2,000       126
          Amgen, Inc. (b)...........................  16,948     1,179
          Anthem, Inc. (b)..........................   1,900       143
          Applera Corp. -- Applied Biosystems
           Group....................................   4,700       102
          Bausch & Lomb, Inc........................   1,400        59
          Baxter International, Inc.................  13,100       362
          Becton, Dickinson & Co....................   6,700       245
          Biogen, Inc. (b)..........................   2,000        77
          Biomet, Inc...............................   3,450       102
          Bristol-Myers Squibb Co...................  30,400       796
          C.R. Bard, Inc............................   1,400        96
          Cardinal Health, Inc......................   6,000       329
          CIGNA Corp................................   3,700       173
          Eli Lilly & Co............................  14,800       974
          Forest Laboratories, Inc. (b).............   9,100       436
          Genzyme Corp. (b).........................   5,700       288
          Guidant Corp..............................   8,100       382
          Humana, Inc. (b)..........................   4,300        75
          IMS Health, Inc...........................   5,200       101
          Johnson & Johnson.........................  39,200     2,031
          King Pharmaceuticals, Inc. (b)............   5,866        88
          McKesson HBOC, Inc........................   3,800       123
          MedImmune, Inc. (b).......................   3,300       129
          Medtronic, Inc............................  16,100       829
          Merck & Co., Inc..........................  31,700     1,753
          Pfizer, Inc............................... 105,273     3,513
          Quest Diagnostics, Inc. (b)...............   1,900       114
          Quintiles Transnational Corp. (b).........   1,500        21
          Schering-Plough Corp......................  26,000       441
          St. Jude Medical, Inc. (b)................   4,700       252
          Tenet Healthcare Corp. (b)................   8,300       114
          UnitedHealth Group, Inc...................  11,600       604
          Watson Pharmaceuticals, Inc. (b)..........   2,600       104
          WellPoint Health Networks, Inc. (b).......   3,900       326
          Wyeth.....................................  20,300       925
          Zimmer Holdings, Inc. (b).................   2,610       125
                                                             ---------
                                                                18,709
                                                             ---------

                                   Continued

                                                           ENHANCED MARKET FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                  Shares    Value
                                                  ------- ---------
             COMMON STOCKS, continued
             Industrials (10.7%)
             3M Co...............................   5,100 $     716
             American Power Conversion Corp. (b).   4,600        80
             American Standard Cos., Inc. (b)....     900        69
             Automatic Data Processing, Inc......  11,500       426
             Avery Dennison Corp.................     800        43
             Boeing Co...........................  15,400       510
             Burlington Northern Santa Fe........   9,900       273
             Cintas Corp.........................     300        12
             Concord EFS, Inc. (b)...............   6,700        91
             Convergys Corp. (b).................   4,400        74
             Cooper Industries, Ltd., Class A....   2,500       111
             Crane Co............................   1,500        37
             CSX Corp............................   2,800        88
             Deere & Co..........................   6,300       320
             Deluxe Corp.........................     700        31
             Dover Corp..........................   1,500        55
             Eaton Corp..........................   1,900       160
             Emerson Electric Co.................   5,600       301
             Equifax, Inc........................   1,900        44
             FedEx Corp..........................   7,600       489
             First Data Corp.....................   9,900       374
             Fluor Corp..........................   1,000        36
             General Dynamics Corp...............   4,700       373
             General Electric Co................. 135,700     3,860
             Genuine Parts Co....................   1,200        37
             Goodrich Corp.......................   3,100        71
             H & R Block, Inc....................   1,400        59
             Honeywell International, Inc........  17,200       486
             Ingersoll Rand Co...................   4,500       244
             ITT Industries, Inc.................   2,400       160
             Lockheed Martin Corp................   8,800       461
             McDermott International, Inc. (b)...     800         5
             Norfolk Southern Corp...............  10,300       198
             Northrop Grumman Corp...............   3,800       351
             PACCAR, Inc.........................     800        62
             Parker-Hannifin Corp................     500        23
             Pitney Bowes, Inc...................   3,100       118
             Power-One, Inc. (b).................   1,000        11
             R.R. Donnelley & Sons Co............   1,500        40
             Raytheon Co.........................  10,700       328
             Rockwell Automation.................   3,900       101
             Rockwell Collins, Inc...............   2,400        62
             Ryder System, Inc...................   1,600        46
             Sabre Holdings Corp.................   3,400        78
             Textron, Inc........................   3,600       156
             Thomas & Betts Corp. (b)............     700        11
             Tyco International, Ltd.............  26,369       490
             Union Pacific Corp..................   6,100       372
             United Parcel Service, Inc., Class B   8,500       536
             United Technologies Corp............   8,400       632
             W. W. Grainger, Inc.................   2,400       118
                                                          ---------
                                                             13,829
                                                          ---------
             Information Technology (16.1%)
             ADC Telecommunications, Inc. (b)....  21,200        46
             Adobe Systems, Inc..................   6,100       199

                                   Continued

                                                 Shares    Value
                                                 ------- ---------
              COMMON STOCKS, continued
              Information Technology, continued
              Advanced Micro Devices, Inc. (b)..   9,100 $      66
              Agilent Technologies, Inc. (b)....   6,179       134
              Altera Corp. (b)..................   5,000        96
              Analog Devices, Inc. (b)..........   6,100       231
              Andrew Corp. (b)..................   1,200        13
              Applied Materials, Inc. (b).......  24,600       480
              Applied Micro Circuits Corp. (b)..   3,800        22
              Autodesk, Inc.....................   3,000        45
              Avaya, Inc. (b)...................   4,679        45
              BMC Software, Inc. (b)............   3,100        44
              Broadcom Corp., Class A (b).......   7,300       148
              CIENA Corp. (b)...................  11,400        66
              Cisco Systems, Inc. (b)........... 108,600     2,120
              Citrix Systems, Inc. (b)..........   2,300        42
              Compuware Corp. (b)...............  10,000        52
              Comverse Technology, Inc. (b).....   5,000        74
              Dell, Inc. (b)....................  41,600     1,401
              Electronic Arts, Inc. (b).........   3,800       319
              Electronic Data Systems Corp......   6,300       140
              EMC Corp. (b).....................  52,662       560
              Gateway, Inc. (b).................   4,000        20
              Hewlett-Packard Co................  40,311       853
              IBM Corp..........................  23,900     1,942
              Intel Corp........................  89,700     2,239
              Intuit, Inc. (b)..................   2,700       116
              Jabil Circuit, Inc. (b)...........   5,200       120
              JDS Uniphase Corp. (b)............  29,300        88
              KLA-Tencor Corp. (b)..............   5,000       258
              Lexmark International Group, Inc.,
               Class A (b)......................   1,700       109
              Linear Technology Corp............   5,300       195
              LSI Logic Corp. (b)...............   9,800        91
              Maxim Integrated Products, Inc....   5,300       207
              Mercury Interactive Corp. (b).....   2,100        83
              Micron Technology, Inc. (b).......   8,000       117
              Microsoft Corp.................... 146,700     3,874
              National Semiconductor Corp. (b)..   4,800       107
              Novell, Inc. (b)..................   9,700        34
              Novellus Systems, Inc. (b)........   3,100       111
              NVIDIA Corp. (b)..................   4,200        80
              Oracle Corp. (b)..................  88,000     1,056
              Parametric Technology Corp. (b)...   3,300        11
              Peoplesoft, Inc. (b)..............   4,100        68
              PerkinElmer, Inc..................   1,600        24
              PMC-Sierra, Inc. (b)..............   2,100        26
              QLogic Corp. (b)..................   2,500       105
              Qualcomm, Inc.....................  17,400       652
              Sanmina Corp. (b).................  13,400       106
              Scientific-Atlanta, Inc...........   2,000        61
              Siebel Systems, Inc. (b)..........   9,900        93
              Solectron Corp. (b)...............  21,300       109
              Sun Microsystems, Inc. (b)........  84,400       316
              Symbol Technologies, Inc..........   6,000        77
              Tektronix, Inc. (b)...............   2,300        49
              Tellabs, Inc. (b).................   5,400        36
              Teradyne, Inc. (b)................   4,800        79

                                   Continued

 ENHANCED MARKET FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                    Shares   Value
                                                    ------ ---------
           COMMON STOCKS, continued
           Information Technology, continued
           Texas Instruments, Inc.................. 25,000 $     472
           Thermo Electron Corp. (b)...............  3,900        87
           Unisys Corp. (b)........................  4,300        53
           Veritas Software Corp. (b)..............  5,400       166
           Waters Corp. (b)........................  3,100        98
           Xerox Corp. (b).........................  2,700        29
           Xilinx, Inc. (b)........................  6,000       158
                                                           ---------
                                                              20,918
                                                           ---------
           Materials (2.6%)
           Air Products and Chemicals, Inc.........  6,000       279
           Alcoa, Inc.............................. 11,200       311
           Allegheny Technologies, Inc.............  1,000         8
           Ball Corp...............................    700        35
           Bemis Co., Inc..........................  1,400        63
           Boise Cascade Corp......................  1,500        37
           Cavco Industries, Inc. (b)..............     40         1
           E.I. du Pont de Nemours & Co............ 16,978       745
           Eastman Chemical Co.....................  2,000        73
           Ecolab, Inc.............................    100         2
           Engelhard Corp..........................  3,400        89
           Georgia-Pacific Corp....................  3,300        72
           Hercules, Inc. (b)......................  1,400        16
           International Flavors & Fragrances, Inc.    200         6
           Louisiana Pacific Corp. (b).............  1,300        16
           MeadWestvaco Corp.......................    973        24
           Monsanto Co.............................  3,431        79
           Newmont Mining Corp..................... 10,600       382
           Nucor Corp..............................  1,000        49
           Pactiv Corp. (b)........................  4,200        83
           PPG Industries, Inc.....................  4,500       254
           Praxair, Inc............................  4,300       278
           Rohm & Haas Co..........................  5,800       205
           Sealed Air Corp. (b)....................  1,100        53
           Temple-Inland, Inc......................  1,400        65
           United States Steel Corp................  2,700        43
           Worthington Industries, Inc.............  2,300        34
                                                           ---------
                                                               3,302
                                                           ---------
           Telecommunication Services (3.3%)
           AT&T Wireless Services, Inc. (b)........ 68,921       588
           BellSouth Corp.......................... 29,400       749
           Citizens Communications Co. (b).........    600         7
           SBC Communications, Inc................. 49,780     1,163
           Sprint Corp............................. 23,600       333
           Verizon Communications.................. 39,806     1,388
                                                           ---------
                                                               4,228
                                                           ---------
           Utilities (2.6%)
           AES Corp. (b)...........................  7,200        45
           Allegheny Energy, Inc...................  1,600        13
           Ameren Corp.............................  2,100        88
           American Electric Power Co..............  5,120       144
           Calpine Corp. (b).......................  5,000        29
           CenterPoint Energy, Inc.................  4,000        32
           Cinergy Corp............................  2,200        75
           CMS Energy Corp.........................  1,800        12

                                   Continued

                                                  Shares     Value
                                                 --------- ---------
           COMMON STOCKS, continued
           Utilities, continued
           Consolidated Edison, Inc.............     2,800 $     111
           Constellation Energy Group...........     2,200        73
           Dominion Resources, Inc..............     4,004       241
           DTE Energy Co........................     2,200        79
           Duke Energy Corp.....................    11,800       207
           Dynergy, Inc., Class A (b)...........     4,600        15
           Edison International (b).............     4,300        71
           El Paso Energy Corp..................     7,853        55
           Entergy Corp.........................     2,900       149
           Exelon Corp..........................     4,275       246
           FirstEnergy Corp.....................     3,897       134
           FPL Group, Inc.......................     2,400       148
           KeySpan Corp.........................     2,100        71
           Kinder Morgan, Inc...................     1,600        86
           Nicor, Inc...........................       600        22
           NiSource, Inc........................     3,300        64
           Peoples Energy Corp..................       500        20
           PG&E Corp. (b).......................     5,400       116
           Pinnacle West Capital Corp...........     1,200        41
           PPL Corp.............................     2,150        85
           Progress Energy, Inc.................     3,137       128
           Progress Energy CVO..................       500        --*
           Public Service Enterprise Group, Inc.     2,900       118
           Sempra Energy........................     2,700        75
           Southern Co..........................     9,400       266
           TECO Energy, Inc.....................     2,200        27
           TXU Corp.............................     4,300        87
           Williams Cos., Inc...................     6,800        43
           Xcel Energy, Inc.....................     5,285        77
                                                           ---------
                                                               3,293
                                                           ---------
           TOTAL COMMON STOCKS..................             120,533
                                                           ---------
           INVESTMENT COMPANIES (6.2%)
           AmSouth Prime Money Market Fund...... 6,030,929     6,031
           AmSouth U.S. Treasury Money Market
            Fund................................ 1,981,111     1,981
                                                           ---------
           TOTAL INVESTMENT
            COMPANIES...........................               8,012
                                                           ---------

                                   Continued

 ENHANCED MARKET FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                       Shares   Value
                                                       ------- --------
         SHORT-TERM SECURITIES HELD AS
          COLLATERAL FOR SECURITIES
          LENDING (0.2%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending).................................... 195,006 $    195
                                                               --------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING..........................              195
                                                               --------
         TOTAL INVESTMENTS
          (Cost $125,798) (a) -- 99.7%................          128,740
         Other assets in excess of liabilities -- 0.3%              390
                                                               --------
         NET ASSETS -- 100.0%.........................         $129,130
                                                               ========

--------
(a)Cost for federal income tax purposes is $127,681. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                      Unrealized appreciation.... $11,312
                      Unrealized depreciation....  (9,866)
                                                  -------
                      Net unrealized appreciation $ 1,446
                                                  =======

(b)Represents non-income producing security.
* Due to rounding, figure is below thousand - dollar threshold.

                                   Open Futures Contracts
                          ----------------------------------------
                            # of    Contract Expiration Unrealized
                          Contracts  Value      Date    Gain/(Loss)
                          --------- -------- ---------- -----------
            S&P 500 Index    32      $7,914   9/19/03       $(4)

                      See notes to financial statements.

                                                                 LARGE CAP FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares    Value
                                                   ------- ---------
            COMMON STOCKS (99.8%)
            Advertising (0.3%)
            The Interpublic Group of Cos., Inc.... 100,000 $   1,380
                                                           ---------
            Aerospace/Defense (3.0%)
            Boeing Co............................. 150,000     4,968
            General Dynamics Corp.................  50,000     3,967
            United Technologies Corp..............  80,000     6,018
                                                           ---------
                                                              14,953
                                                           ---------
            Beverages (3.6%)
            Coca-Cola Co.......................... 200,000     8,994
            PepsiCo, Inc.......................... 200,000     9,214
                                                           ---------
                                                              18,208
                                                           ---------
            Business Equipment & Services (1.3%)
            Paychex, Inc.......................... 200,000     6,506
                                                           ---------
            Computer Hardware (9.6%)
            Dell, Inc. (b)........................ 200,000     6,736
            Hewlett-Packard Co.................... 700,000    14,819
            IBM Corp.............................. 200,000    16,250
            Network Appliance, Inc. (b)........... 500,000     7,990
            Sun Microsystems, Inc. (b)............ 700,000     2,618
                                                           ---------
                                                              48,413
                                                           ---------
            Computer Software & Services (11.2%)
            Automatic Data Processing, Inc........ 300,000    11,124
            BMC Software, Inc. (b)................ 150,000     2,115
            Cisco Systems, Inc. (b)............... 500,000     9,760
            EMC Corp. (b)......................... 700,000     7,448
            Microsoft Corp........................ 500,000    13,200
            Oracle Corp. (b)...................... 600,000     7,200
            SunGard Data Systems, Inc. (b)........ 220,000     5,773
                                                           ---------
                                                              56,620
                                                           ---------
            Consumer Goods (4.6%)
            Altria Group, Inc..................... 100,000     4,001
            Clorox Co............................. 100,000     4,339
            Gillette Co........................... 200,000     6,152
            Procter & Gamble Co................... 100,000     8,787
                                                           ---------
                                                              23,279
                                                           ---------
            Diversified Manufacturing (5.0%)
            General Electric Co................... 475,000    13,509
            Honeywell International, Inc.......... 100,000     2,828
            Illinois Tool Works, Inc.............. 100,000     6,965
            Tyco International, Ltd............... 100,000     1,860
                                                           ---------
                                                              25,162
                                                           ---------
            Electronic Components (0.6%)
            Agilent Technologies, Inc. (b)........ 150,000     3,260
                                                           ---------
            Entertainment (1.5%)
            Walt Disney Co........................ 350,000     7,672
                                                           ---------
            Financial Services (1.8%)
            American Express Co................... 100,000     4,417
            Citigroup, Inc........................ 100,000     4,480
                                                           ---------
                                                               8,897
                                                           ---------
            Food Distributors & Wholesalers (2.4%)
            Sysco Corp............................ 400,000    12,052
                                                           ---------

                                   Continued

 LARGE CAP FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares    Value
                                                   ------- ---------
             COMMON STOCKS, continued
             Food Products, Processing, & Packaging (0.6%)
             Sara Lee Corp........................ 150,000 $   2,804
                                                           ---------
             Health Care (6.0%)
             Cardinal Health, Inc................. 120,000     6,570
             Johnson & Johnson.................... 300,000    15,537
             UnitedHealth Group, Inc.............. 160,000     8,334
                                                           ---------
                                                              30,441
                                                           ---------
             Health Care -- Drugs (2.7%)
             Amgen, Inc. (b)...................... 200,000    13,916
                                                           ---------
             Insurance (2.2%)
             AFLAC, Inc........................... 150,000     4,812
             American International Group, Inc.... 100,000     6,420
                                                           ---------
                                                              11,232
                                                           ---------
             Machinery & Equipment (2.2%)
             Dover Corp........................... 300,000    10,983
                                                           ---------
             Media (1.2%)
             McGraw Hill Cos., Inc................ 100,000     6,078
                                                           ---------
             Medical Equipment & Supplies (3.6%)
             IMS Health, Inc...................... 200,000     3,868
             Medtronic, Inc....................... 280,000    14,420
                                                           ---------
                                                              18,288
                                                           ---------
             Office Equipment & Services (1.1%)
             Pitney Bowes, Inc.................... 150,000     5,715
                                                           ---------
             Pharmaceuticals (13.5%)
             Abbott Laboratories.................. 250,000     9,813
             Bristol-Myers Squibb Co.............. 150,000     3,930
             Genentech, Inc. (b).................. 110,000     8,883
             Merck & Co., Inc..................... 300,000    16,583
             Pfizer, Inc.......................... 365,000    12,176
             Schering-Plough Corp................. 450,000     7,641
             Wyeth................................ 200,000     9,116
                                                           ---------
                                                              68,142
                                                           ---------
             Raw Materials (0.9%)
             Avery Dennison Corp..................  80,000     4,317
                                                           ---------
             Restaurants (1.8%)
             McDonald's Corp...................... 400,000     9,204
                                                           ---------
             Retail (11.5%)
             Albertson's, Inc..................... 100,000     1,886
             Bed Bath & Beyond, Inc. (b).......... 100,000     3,883
             Dollar General Corp.................. 300,000     5,520
             Gap, Inc............................. 300,000     5,397
             Home Depot, Inc...................... 300,000     9,360
             Lowe's Cos., Inc.....................  55,000     2,616
             TJX Cos., Inc........................ 500,000     9,725
             Wal-Mart Stores, Inc................. 250,000    13,977
             Walgreen Co.......................... 200,000     5,984
                                                           ---------
                                                              58,348
                                                           ---------
             Semiconductors (6.1%)
             Applied Materials, Inc. (b).......... 700,000    13,650
             Intel Corp........................... 400,000     9,980
             Linear Technology Corp............... 200,000     7,376
                                                           ---------
                                                              31,006
                                                           ---------

                                   Continued

                                                    Shares     Value
                                                  ---------- ---------
         COMMON STOCKS, continued
         Telecommunications -- Equipment (1.5%)
         Motorola, Inc...........................    300,000 $   2,712
         Nokia Oyj -- ADR........................    200,000     3,060
         Tellabs, Inc. (b).......................    300,000     2,019
                                                             ---------
                                                                 7,791
                                                             ---------
         TOTAL COMMON STOCKS.....................              504,667
                                                             ---------
         INVESTMENT COMPANIES (0.2%)
         AIM Liquid Assets Money Market Fund.....    630,018       630
         AmSouth Prime Money Market Fund.........    613,222       613
                                                             ---------
         TOTAL INVESTMENT
          COMPANIES..............................                1,243
                                                             ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (9.5%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending)............................... 47,956,018    47,956
                                                             ---------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING.....................               47,956
                                                             ---------
         TOTAL INVESTMENTS
           (Cost $416,607) (a) -- 109.5%.........              553,866
         Liabilities in excess of other assets --
          (9.5)%.................................              (47,800)
                                                             ---------
         NET ASSETS -- 100.0%....................            $ 506,066
                                                             =========

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $198,392
                     Unrealized depreciation....  (61,133)
                                                 --------
                     Net unrealized appreciation $137,259
                                                 ========

(b)Represents non-income producing security.
ADR -- American Depositary Receipt

                      See notes to financial statements.

                                                            CAPITAL GROWTH FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                  Shares    Value
                                                  ------- ---------
            COMMON STOCKS (97.8%)
            Aerospace/Defense (3.4%)
            L-3 Communications Holdings, Inc. (b)  65,000 $   3,190
            Lockheed Martin Corp.................  20,000     1,047
            United Technologies Corp.............  60,000     4,514
                                                          ---------
                                                              8,751
                                                          ---------
            Banking (1.9%)
            Bank of America Corp.................  35,000     2,890
            Wells Fargo & Co.....................  40,000     2,021
                                                          ---------
                                                              4,911
                                                          ---------
            Beverages (1.3%)
            PepsiCo, Inc.........................  75,000     3,455
                                                          ---------
            Business Equipment & Services (3.1%)
            Cintas Corp.......................... 115,000     4,756
            Paychex, Inc......................... 100,000     3,253
                                                          ---------
                                                              8,009
                                                          ---------
            Computer Hardware (5.7%)
            Dell, Inc. (b)....................... 160,000     5,389
            IBM Corp.............................  78,500     6,378
            Network Appliance, Inc. (b).......... 185,000     2,956
                                                          ---------
                                                             14,723
                                                          ---------
            Computer Software & Services (12.5%)
            Adobe Systems, Inc...................  41,000     1,340
            Automatic Data Processing, Inc.......  43,500     1,613
            Cisco Systems, Inc. (b).............. 365,000     7,126
            EMC Corp. (b)........................  80,000       851
            First Data Corp......................  90,000     3,398
            Mercury Interactive Corp. (b)........  15,000       590
            Microsoft Corp....................... 335,000     8,845
            Oracle Corp. (b)..................... 330,000     3,960
            SunGard Data Systems, Inc. (b).......  60,000     1,574
            Veritas Software Corp. (b)...........  90,000     2,772
                                                          ---------
                                                             32,069
                                                          ---------
            Consumer Goods (2.2%)
            Procter & Gamble Co..................  65,000     5,712
                                                          ---------
            Cosmetics/Toiletries (2.7%)
            Alberto-Culver Co., Class B..........  75,000     4,172
            Colgate-Palmolive Co.................  50,000     2,730
                                                          ---------
                                                              6,902
                                                          ---------
            Data Processing -- Management (0.5%)
            Fiserv, Inc. (b).....................  35,000     1,366
                                                          ---------
            Diversified Manufacturing (6.4%)
            3M Co................................  20,000     2,804
            General Electric Co.................. 275,000     7,821
            Illinois Tool Works, Inc.............  85,000     5,920
                                                          ---------
                                                             16,545
                                                          ---------
            E-Commerce and Services (1.4%)
            eBay, Inc. (b).......................  26,700     2,862
            Yahoo!, Inc. (b).....................  25,000       778
                                                          ---------
                                                              3,640
                                                          ---------
            Electronic Components (2.3%)
            Altera Corp. (b).....................  75,000     1,443
            Johnson Controls, Inc................  29,500     2,850
            QLogic Corp. (b).....................  40,000     1,686
                                                          ---------
                                                              5,979
                                                          ---------

                                   Continued

                                                  Shares    Value
                                                  ------- ---------
             COMMON STOCKS, continued
             Entertainment (0.5%)
             Walt Disney Co......................  60,000 $   1,315
                                                          ---------
             Financial Services (3.0%)
             American Express Co.................  60,000     2,650
             Citigroup, Inc...................... 115,000     5,152
                                                          ---------
                                                              7,802
                                                          ---------
             Food Distributors & Wholesalers (3.1%)
             Costco Wholesale Corp. (b)..........  50,000     1,853
             SYSCO Corp.......................... 200,000     6,026
                                                          ---------
                                                              7,879
                                                          ---------
             Health Care (4.2%)
             First Health Group Corp. (b)........  92,500     2,388
             Johnson & Johnson...................  75,000     3,884
             UnitedHealth Group, Inc.............  86,000     4,480
                                                          ---------
                                                             10,752
                                                          ---------
             Health Care -- Drugs (1.6%)
             Amgen, Inc. (b).....................  60,000     4,175
                                                          ---------
             Insurance (1.1%)
             AFLAC, Inc..........................  15,500       497
             American International Group, Inc...  15,000       963
             Marsh & McLennan Cos., Inc..........  26,000     1,290
                                                          ---------
                                                              2,750
                                                          ---------
             Medical Equipment & Supplies (5.0%)
             Alcon, Inc..........................  15,000       765
             Boston Scientific Corp. (b).........  35,000     2,213
             Medtronic, Inc......................  90,000     4,635
             Stryker Corp........................  68,000     5,203
                                                          ---------
                                                             12,816
                                                          ---------
             Oil & Gas Exploration, Production, &
              Services (0.6%)
             BJ Services Co. (b).................  20,000       685
             Schlumberger Ltd....................  20,000       901
                                                          ---------
                                                              1,586
                                                          ---------
             Pharmaceuticals (12.0%)
             Abbott Laboratories.................  66,500     2,610
             Barr Laboratories, Inc. (b).........  56,000     3,783
             Forest Laboratories, Inc. (b).......  60,500     2,897
             Genentech, Inc. (b).................  16,500     1,332
             Gilead Sciences, Inc. (b)...........  34,000     2,331
             Merck & Co., Inc....................  92,500     5,113
             Mylan Laboratories, Inc.............  60,000     2,026
             Pfizer, Inc......................... 225,000     7,506
             Wyeth...............................  70,000     3,191
                                                          ---------
                                                             30,789
                                                          ---------
             Restaurants (0.5%)
             Starbucks Corp. (b).................  50,000     1,367
                                                          ---------
             Retail (13.5%)
             Bed Bath & Beyond, Inc. (b)......... 130,000     5,048
             Best Buy Co., Inc. (b)..............  86,000     3,754
             Chico's FAS, Inc. (b)............... 185,000     5,023
             Dollar General Corp.................  63,300     1,165
             Home Depot, Inc.....................  10,000       312

                                   Continued

 CAPITAL GROWTH FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares     Value
                                                 ---------- ---------
         COMMON STOCKS, continued
         Retail, continued
         Kohl's Corp. (b).......................     40,000 $   2,374
         Lowe's Cos., Inc.......................     70,000     3,329
         Staples, Inc. (b)......................     40,000       806
         Target Corp............................    105,000     4,024
         Wal-Mart Stores, Inc...................    100,000     5,591
         Walgreen Co............................    100,000     2,992
                                                            ---------
                                                               34,418
                                                            ---------
         Schools & Educational Services (1.8%)
         Apollo Group, Inc., Class A (b)........     70,000     4,533
                                                            ---------
         Semiconductors (6.1%)
         Applied Materials, Inc. (b)............    140,000     2,730
         Intel Corp.............................    240,000     5,988
         Linear Technology Corp.................    110,180     4,063
         Novellus Systems, Inc. (b).............     81,000     2,901
                                                            ---------
                                                               15,682
                                                            ---------
         Telecommunications (0.2%)
         Nextel Communications, Inc.,
          Class A (b)...........................     35,000       639
                                                            ---------
         Transportation & Shipping (1.2%)
         United Parcel Service, Inc., Class B...     50,000     3,154
                                                            ---------
         TOTAL COMMON STOCKS....................              251,719
                                                            ---------
         INVESTMENT COMPANIES (3.0%)
         AIM Liquid Assets Money Market Fund....  3,650,190     3,650
         AmSouth Prime Money Market Fund........    419,872       420
         Biotech HOLDRs Trust...................     20,500     2,765
         Nasdaq -- 100 Index Tracking Stock.....      5,000       159
         S & P Depositary Receipt...............      6,000       596
                                                            ---------
         TOTAL INVESTMENT
          COMPANIES.............................                7,590
                                                            ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (9.2%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending).............................. 23,731,332    23,731
                                                            ---------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING....................               23,731
                                                            ---------
         TOTAL INVESTMENTS
           (Cost $252,906) (a) -- 110.0%........              283,040
         Liabilities in excess of other
          assets -- (10.0)%.....................              (25,756)
                                                            ---------
         NET ASSETS -- 100.0%...................            $ 257,284
                                                            =========

--------
(a)Cost for federal income tax purposes is $260,718. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                      Unrealized appreciation.... $25,558
                      Unrealized depreciation....  (3,235)
                                                  -------
                      Net unrealized appreciation $22,323
                                                  =======

(b)Represents non-income producing security.

                      See notes to financial statements.

                                                                   MID CAP FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                    Shares   Value
                                                    ------ ---------
           COMMON STOCKS (96.7%)
           Consumer Discretionary (16.8%)
           99 Cents Only Stores (b)................  1,700 $      58
           Abercrombie & Fitch Co., Class A (b).... 26,000       834
           American Eagle Outfitters, Inc. (b)..... 11,200       248
           Applebee's International, Inc...........  1,100        35
           ArvinMeritor, Inc....................... 10,700       195
           Bandag, Inc.............................  3,000       106
           Barnes & Noble, Inc. (b)................ 10,100       242
           Belo Corp., Class A..................... 35,400       790
           BJ's Wholesale Club, Inc. (b)........... 21,800       425
           Bob Evans Farms, Inc....................  5,500       155
           Borders Group, Inc. (b)................. 24,900       443
           BorgWarner, Inc.........................  4,200       280
           Brinker International, Inc. (b)......... 30,200     1,057
           Callaway Golf Co........................ 11,900       184
           Catalina Marketing Corp. (b)............  8,400       141
           CBRL Group, Inc.........................  7,800       275
           CDW Corp. (b)...........................  3,500       168
           Cheesecake Factory, Inc. (b)............    700        23
           Claire's Stores, Inc....................  7,700       210
           Clayton Homes, Inc...................... 21,400       267
           Coach, Inc. (b)......................... 14,100       747
           Copart, Inc. (b)........................ 14,500       136
           D. R. Horton, Inc....................... 23,000       647
           Dollar Tree Stores, Inc. (b)............ 31,200     1,144
           Emmis Communications Corp., Class A (b).  8,400       168
           Entercom Communications Corp. (b).......    500        24
           Federal Signal Corp.....................  7,500       150
           Furniture Brands International, Inc. (b)  1,300        31
           GTECH Holdings Corp..................... 16,400       633
           Harte-Hanks, Inc........................ 27,600       530
           Hispanic Broadcasting Corp. (b)......... 17,100       448
           Krispy Kreme Doughnuts, Inc. (b)........  1,400        61
           Lancaster Colony Corp...................  5,700       229
           Lear Corp. (b).......................... 20,600     1,071
           Lennar Corp............................. 11,200       730
           Macrovision Corp. (b)...................  7,600       179
           Mandalay Resort Group................... 20,700       720
           Media General, Inc., Class A............  7,100       410
           Michaels Stores, Inc.................... 21,200       819
           Modine Manufacturing Co.................  5,300       113
           Mohawk Industries, Inc. (b).............    200        13
           Nieman Marcus Group, Inc. (b)...........  1,900        75
           Outback Steakhouse, Inc.................    200         7
           Park Place Entertainment Corp. (b)...... 47,200       422
           Payless ShoeSource, Inc. (b)............ 21,300       281
           PETsMART, Inc. (b)...................... 43,700       867
           Pier 1 Imports, Inc..................... 29,100       541
           Reader's Digest Assoc., Class A......... 15,400       200
           Ross Stores, Inc........................  1,100        50
           Ruby Tuesday, Inc....................... 10,100       230
           Saks, Inc. (b).......................... 44,700       506
           Six Flags, Inc. (b)..................... 14,500        69
           Superior Industries International, Inc..  4,300       186
           Timberland Company, Class A (b).........  5,800       260
           Toll Brothers, Inc. (b)................. 11,100       294
           Unifi, Inc. (b).........................  8,500        58

                                   Continued

                                                                   MID CAP FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                    Shares   Value
                                                    ------ ---------
            COMMON STOCKS, continued
            Consumer Discretionary, continued
            United Rentals, Inc. (b)............... 12,000 $     174
            Washington Post Co., Class B...........  2,200     1,487
            Westwood One, Inc. (b)................. 33,100     1,011
            Williams-Sonoma, Inc. (b).............. 18,300       517
                                                           ---------
                                                              22,374
                                                           ---------
            Consumer Staples (3.0%)
            Church & Dwight Co., Inc...............  6,300       204
            Constellation Brands, Inc., Class A (b) 14,200       410
            Dean Foods Co. (b).....................  9,000       269
            Dial Corp.............................. 27,200       533
            Dreyer's Grand Ice Cream, Inc..........  5,500       430
            Hormel Foods Corp......................  5,700       124
            Interstate Bakeries Corp...............  7,000        72
            J.M. Smucker Co........................  7,800       312
            Longs Drug Stores Corp.................  6,000       117
            PepsiAmericas, Inc..................... 23,600       317
            Ruddick Corp...........................  7,300       120
            Sensient Technologies Corp.............  7,400       158
            Tyson Foods, Inc., Class A............. 55,200       625
            Universal Corp.........................  3,900       166
            Whole Foods Market, Inc. (b)...........  2,200       112
                                                           ---------
                                                               3,969
                                                           ---------
            Energy (7.2%)
            Cooper Cameron Corp. (b)............... 13,900       665
            ENSCO International, Inc............... 31,800       797
            Equitable Resources, Inc...............  9,700       375
            FMC Technologies, Inc. (b)............. 10,300       231
            Forest Oil Corp. (b)................... 14,100       322
            Grant Prideco, Inc. (b)................ 30,900       332
            Hanover Compressor Co. (b)............. 10,400       100
            Helmerich & Payne, Inc.................  7,800       209
            Murphy Oil Corp........................ 22,900     1,130
            National-Oilwell, Inc. (b)............. 13,200       243
            Noble Energy, Inc...................... 13,400       489
            Pioneer Natural Resources Co. (b)...... 29,400       706
            Pogo Producing Co......................  9,600       406
            Smith International, Inc. (b).......... 15,900       570
            Tidewater, Inc......................... 14,800       395
            Valero Energy Corp..................... 17,700       644
            Varco International, Inc. (b).......... 15,200       263
            Weatherford International, Ltd. (b).... 20,400       740
            Western Gas Resources, Inc.............  5,200       197
            XTO Energy, Inc........................ 39,732       767
                                                           ---------
                                                               9,581
                                                           ---------
            Financials (19.9%)
            A.G. Edwards, Inc...................... 12,500       462
            Allmerica Financial Corp. (b)..........  8,300       185
            AMB Property Corp...................... 13,000       365
            American Financial Group, Inc.......... 10,800       247
            AmeriCredit Corp. (b).................. 24,300       181
            AmerUs Group Co........................  6,100       187
            Astoria Financial Corp................. 27,300       768
            Bank of Hawaii Corp....................    500        17
            Banknorth Group, Inc................... 44,800     1,237

                                   Continued

                                                     Shares   Value
                                                     ------ ---------
           COMMON STOCKS, continued
           Financials, continued
           City National Corp....................... 15,700 $     790
           Colonial BancGroup, Inc.................. 19,400       289
           Commerce Bancorp, Inc....................    200         8
           Compass Bancshares, Inc.................. 20,100       679
           E*TRADE Group, Inc. (b).................. 56,700       519
           Everest Re Group, Ltd.................... 15,400     1,165
           Fidelity National Financial, Inc......... 37,050     1,063
           First American Corp...................... 19,600       474
           FirstMerit Corp.......................... 13,300       317
           Greater Bay Bancorp......................  8,100       159
           GreenPoint Financial Corp................ 27,300     1,373
           HCC Insurance Holdings, Inc..............  1,300        39
           Hibernia Corp., Class A.................. 49,500       990
           Horace Mann Educators Corp...............  6,400        99
           Hospitality Properties Trust.............  9,800       309
           Independence Community Bank Corp.........  9,000       293
           IndyMac Bancorp, Inc.....................  8,700       212
           Investment Technology Group, Inc. (b)....  7,500       139
           Leucadia National Corp...................  9,100       353
           Liberty Property Trust................... 12,000       416
           M&T Bank Corp............................ 18,600     1,648
           Mack-Cali Realty Corp....................  9,000       331
           Mercantile Bankshares Corp............... 10,800       440
           MONY Group, Inc..........................  7,400       206
           National Commerce Financial Corp......... 60,200     1,476
           New Plan Excel Realty Trust.............. 15,200       340
           New York Community Bancorp, Inc.......... 22,400       670
           Ohio Casualty Corp. (b)..................  9,500       141
           Old Republic International Corp.......... 33,800     1,168
           PMI Group, Inc........................... 28,300       938
           Protective Life Corp..................... 20,000       583
           Radian Group, Inc........................ 14,700       688
           Roslyn Bancorp, Inc......................    200         4
           SEI Investments Co....................... 16,600       580
           Silicon Valley Bancshares (b)............  6,100       150
           Sovereign Bancorp, Inc...................  3,100        56
           StanCorp Financial Group, Inc............  9,200       513
           TCF Financial Corp....................... 23,100     1,055
           United Dominion Realty Trust, Inc........ 16,800       303
           Unitrin, Inc.............................  1,100        34
           W.R. Berkley Corp........................ 17,400       892
           Waddell & Reed Financial, Inc., Class A.. 12,600       332
           Wilmington Trust Corp.................... 19,700       625
                                                            ---------
                                                               26,508
                                                            ---------
           Health Care (15.0%)
           Apogent Technologies, Inc. (b)........... 26,400       587
           Apria Healthcare Group, Inc. (b)......... 17,200       447
           Barr Laboratories, Inc. (b).............. 20,550     1,388
           Beckman Coulter, Inc.....................  9,600       426
           Charles River Laboratories International,
            Inc. (b)................................  7,100       264
           Community Health Systems, Inc. (b)....... 15,500       344
           Covance, Inc. (b)........................ 18,800       389
           Coventry Health Care, Inc. (b)........... 17,900       964
           Cytyc Corp. (b).......................... 18,200       215
           DENTSPLY International, Inc.............. 12,300       534

                                   Continued

 MID CAP FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                      Shares   Value
                                                      ------ ---------
         COMMON STOCKS, continued
         Health Care, continued
         Edwards Lifesciences Corp. (b).............. 18,100 $     511
         Express Scripts, Inc., Class A (b)..........  2,800       185
         Gilead Sciences, Inc. (b)................... 19,100     1,309
         Henry Schein, Inc. (b)...................... 12,700       742
         Hillenbrand Industries, Inc................. 17,200       937
         ICN Pharmaceuticals, Inc.................... 13,100       204
         IDEC Pharmaceuticals Corp. (b)..............  7,900       267
         IVAX Corp. (b).............................. 30,500       523
         Millenium Pharmaceuticals, Inc. (b)......... 90,000     1,130
         Mylan Laboratories, Inc..................... 48,250     1,630
         Oxford Health Plans, Inc. (b)............... 22,900       978
         PacifiCare Health Systems, Inc. (b).........  5,600       313
         Patterson Dental Co. (b).................... 10,700       572
         Perrigo Co.................................. 10,900       177
         Pharmaceutical Resources, Inc. (b)..........  5,100       289
         Protein Design Labs, Inc. (b)............... 14,000       179
         Sepracor, Inc. (b).......................... 13,200       320
         SICOR, Inc. (b)............................. 36,800       718
         Steris Corp. (b)............................ 18,100       416
         Triad Hospitals, Inc. (b)................... 22,600       682
         Universal Health Services, Inc. (b)......... 19,000       974
         Varian Medical Systems, Inc. (b)............ 18,900     1,160
         VISX, Inc. (b)..............................  8,100       189
                                                             ---------
                                                                19,963
                                                             ---------
         Industrials (12.8%)
         AGCO Corp. (b).............................. 23,600       453
         Airborne, Inc...............................  7,600       171
         Alaska Air Group, Inc. (b)..................  4,200       103
         Alexander & Baldwin, Inc....................  6,500       183
         Ametek, Inc.................................  5,200       206
         Banta Corp..................................  4,000       135
         Brink's Co..................................  8,500       140
         C.H. Robinson Worldwide, Inc................ 13,300       491
         Career Education Corp. (b).................. 14,400     1,201
         Carlisle Cos., Inc..........................  9,600       420
         Ceridian Corp. (b).......................... 23,300       435
         Certegy, Inc. (b)........................... 10,400       283
         CheckFree Corp. (b).........................  3,400        91
         ChoicePoint, Inc. (b).......................  3,500       133
         CNF, Inc....................................  1,600        45
         Corinthian Colleges, Inc. (b)...............  6,800       371
         CSG Systems International, Inc. (b).........  8,100       122
         DeVry, Inc. (b)............................. 11,000       281
         DST Systems, Inc. (b)....................... 37,500     1,378
         Dun & Bradstreet Corp. (b).................. 11,700       481
         Dycom Industries, Inc. (b)..................  7,500       128
         Education Management Corp. (b)..............    700        41
         EGL, Inc. (b)...............................  7,400       122
         Energizer Holdings, Inc. (b)................ 27,500       942
         Expeditors International of Washington, Inc. 16,300       553
         Fastenal Co.................................  1,800        68
         Flowserve Corp. (b).........................  8,700       168
         GATX Corp...................................  7,700       169
         Granite Construction, Inc...................  6,500       117
         Harsco Corp................................. 12,700       475
         Herman Miller, Inc..........................    900        20

                                   Continued

                                                     Shares    Value
                                                     ------- ---------
          COMMON STOCKS, continued
          Industrials, continued
          HON Industries, Inc.......................   2,900 $      96
          Hubbell, Inc., Class B....................   9,300       319
          J.B. Hunt Transport Services, Inc. (b)....     700        33
          Jacobs Engineering Group, Inc. (b)........     300        13
          Kelly Services, Inc., Class A.............   5,600       144
          Kennametal, Inc...........................   5,500       212
          Korn/Ferry International (b)..............   5,900        63
          L-3 Communications Holdings, Inc. (b).....   2,250       110
          Manpower, Inc.............................  12,100       461
          MPS Group, Inc. (b).......................  16,100       151
          Nordson Corp..............................   5,300       128
          Overseas Shipholding Group, Inc...........   5,400       119
          Pentair, Inc..............................  15,400       621
          Quanta Services, Inc. (b).................  10,700        81
          Republic Services, Inc. (b)...............  48,000     1,162
          Rollins, Inc..............................   7,000       131
          Sequa Corp., Class A (b)..................   1,600        63
          Sotheby's Holdings, Inc., Class A (b).....   9,600        85
          SPX Corp. (b).............................  25,300     1,191
          Swift Transportation Co., Inc. (b)........   3,600        79
          Sylvan Learning Systems, Inc. (b).........   6,300       168
          Tecumseh Products Co., Class A............   2,900       106
          Trinity Industries, Inc...................   7,200       163
          Valassis Communications, Inc. (b).........  16,500       467
          Viad Corp.................................  26,100       579
          Werner Enterprises, Inc...................  10,000       238
          York International Corp...................   6,200       182
                                                             ---------
                                                                17,091
                                                             ---------
          Information Technology (12.4%)
          3Com Corp. (b)............................ 113,400       553
          Activision, Inc. (b)......................  15,600       182
          ADTRAN, Inc...............................     400        20
          Advanced Fibre Communications, Inc. (b)...  13,200       223
          Advent Software, Inc. (b).................   5,100        83
          Affiliated Computer Services, Inc.,
           Class A (b)..............................   9,200       456
          Arrow Electronics, Inc. (b)...............  15,700       268
          Ascential Software Corp. (b)..............  10,525       171
          Atmel Corp. (b)...........................  73,100       235
          Avnet, Inc. (b)...........................  36,800       530
          Avocent Corp. (b).........................   7,100       190
          Cabot Microelectronics Corp. (b)..........   3,800       236
          CommScope, Inc. (b).......................   9,300        96
          Credence Systems Corp. (b)................   9,600        92
          Cypress Semiconductor Corp. (b)...........  19,400       271
          Diebold, Inc..............................   1,800        80
          Fair Issac Corp...........................     100         5
          Fairchild Semiconductor Corp., Class A (b)  36,700       468
          Gartner, Inc., Class B (b)................  12,900       112
          Harris Corp...............................  16,900       547
          Imation Corp..............................  11,100       396
          InFocus Corp. (b).........................   6,200        29
          Integrated Device Technology, Inc. (b)....  16,300       188
          International Rectifier Corp. (b).........  19,400       535
          Internet Security Systems, Inc. (b).......   7,800        92
          Intersil Corp., Class A (b)...............  39,700       978

                                   Continued

                                                                   MID CAP FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                   Shares   Value
                                                   ------ ---------
             COMMON STOCKS, continued
             Information Technology, continued
             Jack Henry & Associates, Inc......... 13,800 $     258
             Keane, Inc. (b)...................... 11,200       163
             KEMET Corp. (b)...................... 13,500       146
             Lam Research Corp. (b)............... 19,800       431
             Lattice Semiconductor Corp. (b)...... 17,600       137
             Legato Systems, Inc. (b)............. 18,200       171
             LTX Corp. (b)........................  7,700        76
             Macromedia, Inc. (b).................  9,800       201
             McDATA Corp., Class A (b)............ 17,900       193
             Mentor Graphics Corp. (b)............ 10,400       177
             Micrel, Inc. (b)..................... 14,400       162
             Microchip Technology, Inc............ 47,875     1,261
             National Instruments Corp............  1,200        43
             Network Associates, Inc. (b)......... 49,100       555
             Newport Corp. (b)....................  6,000       103
             Overture Services, Inc. (b).......... 10,000       237
             Plantronics, Inc. (b)................  7,000       170
             Plexus Corp. (b).....................  6,600        95
             Polycom, Inc. (b).................... 15,600       261
             Powerwave Technologies, Inc. (b)..... 10,400        80
             Quantum Corp. (b).................... 27,100        81
             Retek, Inc. (b)......................  8,300        60
             Reynolds & Reynolds Co., Class A..... 10,600       307
             RF Micro Devices, Inc. (b)........... 57,300       421
             RSA Security, Inc. (b)...............  8,900       109
             SanDisk Corp. (b)....................  1,400        79
             Semtech Corp. (b).................... 11,500       190
             Silicon Laboratories, Inc. (b).......  7,700       283
             Storage Technology Corp. (b)......... 33,800       900
             Sybase, Inc. (b)..................... 29,700       466
             Synopsys, Inc. (b)...................  1,100        69
             Tech Data Corp. (b)..................  8,900       279
             Titan Corp. (b)...................... 12,200       187
             Transaction Systems Architects, Inc.,
              Class A (b).........................  5,600        68
             TriQuint Semiconductor, Inc. (b)..... 20,800        94
             Varian, Inc. (b).....................  5,300       172
             Vishay Intertechnology, Inc. (b)..... 50,100       666
             Wind River Systems, Inc. (b)......... 12,400        77
                                                          ---------
                                                             16,464
                                                          ---------
             Materials (3.2%)
             Airgas, Inc.......................... 11,300       220
             AK Steel Holding Corp. (b)........... 16,900        41
             Albemarle Corp....................... 13,100       356
             Arch Coal, Inc.......................  8,200       169
             Bowater, Inc.........................  3,300       127
             Carpenter Technology Corp............  3,500        64
             Crompton Corp........................ 17,900       112
             Cytec Industries, Inc. (b)...........  6,100       236
             Ferro Corp...........................  6,300       137
             FMC Corp. (b)........................  5,500       131
             Glatfelter...........................  6,800        85
             IMC Global, Inc......................  7,800        57
             Longview Fibre Co....................  8,000        69
             Lubrizol Corp........................ 16,100       537
             Lyondell Chemical Co.................  7,800       117

                                   Continued

                                                 Shares   Value
                                                 ------ ---------
              COMMON STOCKS, continued
              Materials, continued
              Martin Marietta Materials, Inc....    900 $      34
              Minerals Technologies, Inc........  3,200       160
              Olin Corp.........................  9,100       170
              Packaging Corp. of America (b).... 16,400       310
              Peabody Energy Corp...............  8,200       252
              Potlatch Corp.....................  4,500       120
              Rayonier, Inc.....................  6,500       226
              Sonoco Products Co................ 15,200       347
              Valspar Corp......................  1,800        79
              Wausau-Mosinee Paper Corp.........  8,100        98
                                                        ---------
                                                            4,254
                                                        ---------
              Telecommunication Services (0.2%)
              Cincinnati Bell, Inc. (b)......... 34,400       194
              Price Communications Corp. (b)....  8,600       109
              Telephone & Data Systems, Inc.....    500        27
                                                        ---------
                                                              330
                                                        ---------
              Utilities (6.2%)
              AGL Resources, Inc................  9,800       269
              ALLETE, Inc....................... 13,500       362
              Alliant Energy Corp............... 14,400       292
              Aquila, Inc....................... 28,500        74
              Black Hills Corp..................  4,900       150
              DPL, Inc.......................... 19,900       290
              DQE, Inc.......................... 11,700       168
              Energy East Corp.................. 22,800       472
              Great Plains Energy, Inc.......... 10,900       311
              Hawaiian Electric Industries, Inc.  5,700       242
              IDACORP, Inc......................  5,900       160
              MDU Resources Group, Inc.......... 11,200       355
              National Fuel Gas Co.............. 12,600       305
              Northeast Utilities............... 21,300       358
              NSTAR.............................  8,300       371
              OGE Energy Corp................... 12,300       245
              ONEOK, Inc........................ 11,400       238
              Pepco Holdings, Inc............... 25,700       445
              Philadelphia Suburban Corp........ 10,600       254
              PNM Resources, Inc................  6,100       163
              Puget Energy, Inc................. 14,500       317
              Questar Corp...................... 12,900       412
              SCANA Corp........................ 17,400       578
              Sierra Pacific Resources (b)...... 16,000        82
              Vectren Corp...................... 10,600       246
              Westar Energy, Inc................ 11,200       188
              WGL Holdings, Inc.................  7,600       194
              Wisconsin Energy Corp............. 18,200       512
              WPS Resources Corp................  5,000       199
                                                        ---------
                                                            8,252
                                                        ---------
              TOTAL COMMON STOCKS...............          128,786
                                                        ---------

                                   Continued

 MID CAP FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                    Shares     Value
                                                   --------- --------
          INVESTMENT COMPANIES (3.1%)
          AmSouth Prime Money Market Fund......... 4,085,356 $  4,085
          AmSouth U.S. Treasury Money Market
           Fund...................................     2,621        3
                                                             --------
          TOTAL INVESTMENT
           COMPANIES..............................              4,088
                                                             --------
          SHORT-TERM SECURITIES HELD AS
           COLLATERAL FOR SECURITIES
           LENDING (3.6%)
          Pool of Various Securities for AmSouth
           Mutual Funds -- Footnote 3 (Securities
           Lending)............................... 4,773,152    4,773
                                                             --------
          TOTAL SHORT-TERM SECURITIES
           HELD AS COLLATERAL FOR
           SECURITIES LENDING.....................              4,773
                                                             --------
          TOTAL INVESTMENTS
            (Cost $122,776) (a) -- 103.4%.........            137,647
          Liabilities in excess of other assets --
           (3.4)%.................................             (4,539)
                                                             --------
          NET ASSETS -- 100.0%....................           $133,108
                                                             ========

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $18,405
                      Unrealized depreciation....  (3,534)
                                                  -------
                      Net unrealized appreciation $14,871
                                                  =======

(b)Represents non-income producing security.

                                   Open Futures Contracts
                          -----------------------------------------
                            # of    Contract Expiration Unrealized
                          Contracts  Value      Date    Gain/(Loss)
                          --------- -------- ---------- -----------
            S&P 400 Index    17      $4,223   9/19/03       $67

                      See notes to financial statements.

                                                                 SMALL CAP FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                    Shares    Value
                                                    ------- ---------
           COMMON STOCKS (96.2%)
           Aerospace/Defense Equipment (2.1%)
           Engineered Support Systems, Inc.........  88,750 $   3,927
                                                            ---------
           Apparel (11.8%)
           Aeropostale, Inc. (b)...................  80,800     2,113
           Brown Shoe Co., Inc.....................  36,800     1,098
           K-Swiss, Inc., Class A.................. 100,100     3,771
           Kellwood Co............................. 111,800     3,673
           Pacific Sunwear of California, Inc. (b). 150,100     4,555
           Quiksilver, Inc. (b).................... 198,900     3,437
           The Finish Line, Inc., Class A (b)...... 135,300     3,027
                                                            ---------
                                                               21,674
                                                            ---------
           Banking (1.8%)
           Hudson United Bancorp...................  66,100     2,415
           Texas Regional Bancshares, Inc., Class A  24,300       801
                                                            ---------
                                                                3,216
                                                            ---------
           Business Services (2.5%)
           Kroll, Inc. (b).........................  93,800     2,141
           Tetra Tech, Inc. (b).................... 150,000     2,409
                                                            ---------
                                                                4,550
                                                            ---------
           Casino Services (1.6%)
           Shuffle Master, Inc. (b)................  99,000     2,898
                                                            ---------
           Computer Software/Services (8.5%)
           Altiris, Inc. (b)....................... 133,900     2,606
           Avid Technology, Inc. (b)...............  53,800     2,500
           Magma Design Automation, Inc. (b)....... 102,600     2,047
           NetScreen Technologies, Inc. (b)........  26,000       562
           PracticeWorks, Inc. (b).................  72,700     1,546
           Progress Software Corp. (b).............  73,200     1,457
           SRA International, Inc., Class A (b)....  90,400     3,162
           Verint Systems, Inc. (b)................  78,100     1,738
                                                            ---------
                                                               15,618
                                                            ---------
           Computers & Peripherals (2.1%)
           Advanced Digital Information Corp. (b).. 211,800     2,459
           Hutchinson Technology, Inc. (b).........  45,200     1,298
                                                            ---------
                                                                3,757
                                                            ---------
           Consumer Goods (1.0%)
           Flowers Foods, Inc......................  20,700       421
           Jarden Corp. (b)........................  47,100     1,394
                                                            ---------
                                                                1,815
                                                            ---------
           Diagnostic Equipment (1.0%)
           IDEXX Laboratories, Inc. (b)............  46,200     1,870
                                                            ---------
           Educational Services (3.3%)
           Corinthian Colleges, Inc. (b)...........  49,500     2,703
           ITT Educational Services, Inc. (b)......  87,000     3,413
                                                            ---------
                                                                6,116
                                                            ---------
           Electrical & Electronic (4.5%)
           Arrow Electronics, Inc. (b).............  26,700       455
           FLIR Systems, Inc. (b).................. 116,200     3,149
           Power Integrations, Inc. (b)............  72,800     2,099
           Trimble Navigation, Ltd. (b)............  91,100     2,492
                                                            ---------
                                                                8,195
                                                            ---------

                                   Continued

                                                                 SMALL CAP FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares    Value
                                                   ------- ---------
           COMMON STOCKS, continued
           Financial Services (3.4%)
           Portfolio Recovery Associates, Inc. (b)  61,000 $   1,705
           UCBH Holdings, Inc..................... 144,400     4,452
                                                           ---------
                                                               6,157
                                                           ---------
           Gaming (3.1%)
           GTECH Holdings Corp....................  99,700     3,846
           Station Casinos, Inc. (b)..............  59,700     1,731
                                                           ---------
                                                               5,577
                                                           ---------
           Health Care (6.9%)
           AMERIGROUP Corp. (b)...................  79,700     3,284
           Centene Corp. (b)......................  61,800     1,808
           Mid Atlantic Medical Services, Inc. (b)  15,300       832
           Odyssey Healthcare, Inc. (b)...........  61,500     2,583
           Sierra Health Services, Inc. (b).......  71,800     1,890
           VistaCare, Inc., Class A (b)...........  77,300     2,215
                                                           ---------
                                                              12,612
                                                           ---------
           Insurance (1.6%)
           Odyssey Re Holdings Corp...............  20,300       374
           ProAssurance Corp. (b).................  88,500     2,491
                                                           ---------
                                                               2,865
                                                           ---------
           Internet Services (5.2%)
           CheckFree Corp. (b)....................  40,500     1,090
           Digital Insight Corp. (b).............. 137,400     2,773
           Digital River, Inc. (b)................ 102,500     2,202
           United Online, Inc. (b)................ 107,500     3,367
                                                           ---------
                                                               9,432
                                                           ---------
           Machinery & Equipment (1.9%)
           Entegris, Inc. (b)..................... 240,600     3,445
                                                           ---------
           Manufacturing (0.3%)
           Maverick Tube Corp. (b)................  34,100       563
                                                           ---------
           Medical Equipment & Supplies (7.0%)
           Advanced Neuromodulation Systems,
            Inc. (b)..............................  90,750     3,733
           Cooper Cos., Inc.......................  19,900       697
           Cyberonics, Inc. (b)...................  58,500     1,746
           Gen-Probe, Inc. (b)....................  50,400     2,772
           INAMED Corp. (b).......................  13,500       896
           Thoratec Corp. (b)..................... 208,400     3,136
                                                           ---------
                                                              12,980
                                                           ---------
           Medical Services (0.8%)
           VCA Antech, Inc. (b)...................  61,700     1,399
                                                           ---------
           Oil & Gas Exploration, Production, &
            Services (5.8%)
           Cimarex Energy Co. (b).................  58,800     1,182
           Comstock Resources, Inc. (b)...........  66,100       849
           Energen Corp...........................  86,200     2,990
           Evergreen Resources, Inc. (b)..........  16,400       816
           Patina Oil & Gas Corp..................  55,250     1,662
           Southwestern Energy Co. (b)............  29,200       444
           St. Mary Land & Exploration Co.........  82,800     2,140
           Unit Corp. (b).........................  24,300       476
                                                           ---------
                                                              10,559
                                                           ---------

                                   Continued

                                                   Shares     Value
                                                 ---------- ---------
         COMMON STOCKS, continued
         Pharmaceuticals (7.1%)
         aaiPharma, Inc. (b)....................     49,350 $     901
         Alpharma, Inc., Class A................     91,200     1,810
         Endo Pharmaceuticals Holdings, Inc. (b)     56,600       881
         Eon Labs, Inc. (b).....................     43,200     1,463
         Kos Pharmaceuticals, Inc. (b)..........    153,500     5,241
         Perrigo Co.............................    158,800     2,584
                                                            ---------
                                                               12,880
                                                            ---------
         Restaurants (2.9%)
         Applebee's International, Inc..........    114,900     3,665
         CBRL Group, Inc........................     48,600     1,713
                                                            ---------
                                                                5,378
                                                            ---------
         Retail (6.9%)
         Claire's Stores, Inc...................    114,400     3,123
         Guitar Center, Inc. (b)................    115,100     3,879
         Leapfrog Enterprises, Inc. (b).........     99,200     3,006
         Tractor Supply Co. (b).................     47,400     2,625
                                                            ---------
                                                               12,633
                                                            ---------
         Semiconductors (1.1%)
         International Rectifier Corp. (b)......     69,900     1,929
                                                            ---------
         Technology (1.0%)
         Dionex Corp. (b).......................     45,100     1,838
                                                            ---------
         Transportation (1.0%)
         Pacer International, Inc (b)...........     90,500     1,767
                                                            ---------
         TOTAL COMMON STOCKS....................              175,650
                                                            ---------
         INVESTMENT COMPANIES (1.8%)
         AmSouth Prime Money Market Fund........  3,317,141     3,317
                                                            ---------
         TOTAL INVESTMENT
          COMPANIES.............................                3,317
                                                            ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (10.7%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3
          (Securities Lending).................. 19,646,890    19,647
                                                            ---------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING....................               19,647
                                                            ---------
         TOTAL INVESTMENTS
           (Cost $170,204) (a) -- 108.7%........              198,614
         Liabilities in excess of other
          assets -- (8.7)%......................              (15,957)
                                                            ---------
         NET ASSETS -- 100.0%...................            $ 182,657
                                                            =========

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $30,916
                      Unrealized depreciation....  (2,506)
                                                  -------
                      Net unrealized appreciation $28,410
                                                  =======

(b)Represents non-income producing security.

                      See notes to financial statements.

 INTERNATIONAL EQUITY FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                               Shares    Value
                                               ------- ---------
               COMMON STOCKS (97.4%)
               Australia (4.8%)
               AMP Ltd........................ 408,291 $   1,292
               APN News & Media, Ltd..........   2,183         5
               AXA Asia Pacific Holdings, Ltd. 452,900       710
               BHP Steel, Ltd................. 210,920       570
               Boral Ltd...................... 171,438       613
               Brambles Industries, Ltd.......  14,503        46
               CSR Ltd........................ 240,599       312
               Insurance Australia Group, Ltd. 365,400       888
               Lend Lease Corp., Ltd..........  70,901       398
               Lion Nathan, Ltd............... 142,100       498
               Mayne Group, Ltd............... 214,659       420
               Mirvac Group................... 158,800       450
               Origin Energy, Ltd............. 170,048       454
               PaperlinX Ltd.................. 124,518       408
               Publishing & Broadcasting, Ltd. 168,201     1,120
               Qantas Airways, Ltd............ 312,243       646
               QBE Insurance Group, Ltd....... 161,673     1,003
               Rinker Group, Ltd.............. 240,599       825
               Santos Ltd..................... 155,030       629
               Seven Network, Ltd.............  40,066       138
               Southcorp Ltd.................. 197,966       370
               WMC Resources, Ltd. (b)........ 300,100       724
                                                       ---------
                                                          12,519
                                                       ---------
               Austria (0.1%)
               Voestalpine AG.................   6,138       246
               Wienerberger AG................   7,637       140
                                                       ---------
                                                             386
                                                       ---------
               Belgium (0.9%)
               Algemene Maatschappij voor
                 Nijverheidskredit NV.........  25,600     1,052
               Bekaert NV.....................   5,300       252
               Delhaize Group.................  22,000       707
               Tessenderlo Chemie NV..........   3,800       115
               Umicore........................   2,900       156
                                                       ---------
                                                           2,282
                                                       ---------
               Denmark (0.7%)
               Codan A/S (b)..................   3,750        83
               Danisco A/S....................   4,620       164
               Danske Bank A/S................  50,500       925
               Jyske Bank A/S (b).............   2,710       110
               TDC A/S........................  17,960       516
                                                       ---------
                                                           1,798
                                                       ---------
               Finland (1.9%)
               Fortum Oyj..................... 261,437     2,016
               Kemira Oyj.....................  51,800       429
               Kesko Oyj......................  47,600       597
               M-real Oyj.....................  85,300       701
               Metso Corp.....................  24,388       233
               Outokumpu Oyj..................  73,450       670
               Stora Enso Oyj, R Shares.......  13,400       169
               UPM-Kymmene Oyj................   7,800       127
                                                       ---------
                                                           4,942
                                                       ---------

                                   Continued

                                                   Shares    Value
                                                   ------- ---------
            COMMON STOCKS, continued
            France (9.3%)
            Air France............................  24,300 $     363
            Alstom (b)............................  32,900       115
            Assurances Generales de France........  20,700       988
            AXA................................... 195,592     3,369
            BNP Paribas SA........................   6,167       335
            Cap Gemini SA (b).....................  13,900       556
            Ciments Francais SA...................   3,900       227
            Compagnie de Saint-Gobain.............  36,800     1,467
            Compagnie Gernerale des Etablissements
             Michelin.............................  15,400       558
            Credit Agricole SA....................  43,900       837
            Esso S.A.F............................   1,000        97
            Euler & Hermes SA.....................   4,100       157
            Faurecia..............................   2,600       183
            Financiere Marc de Lacharriere........   3,900       107
            France Telecom SA (b)................. 109,600     2,898
            Havas SA..............................  32,900       145
            Imerys SA.............................   1,600       245
            Lafarge SA............................  14,350       962
            Lagardere S.C.A.......................  15,000       669
            Pechiney SA, A Shares.................   9,000       461
            Pinault-Printemps Redoute SA..........     500        40
            PSA Peugeot Citroen...................  28,700     1,269
            Remy Cointreau SA.....................   4,800       140
            Renault SA............................  29,800     1,659
            Rexel SA..............................   5,100       183
            Rue Imperiale.........................     940       145
            Schneider Electric SA.................  25,220     1,355
            Scor SA (b)...........................  15,100        79
            Societe Fonciere Lyonnaise............   3,100       106
            Societe Generale, A Shares............  10,600       744
            Sophia................................   3,100       114
            Suez SA...............................  27,100       433
            Technip-Coflexip SA...................   2,300       196
            Thomson...............................  30,300       477
            Valeo SA..............................   8,400       307
            Vivendi Universal SA (b).............. 118,800     2,090
            Wendel Investissement.................   6,000       184
                                                           ---------
                                                              24,260
                                                           ---------
            Germany (6.5%)
            AMG Generali Holding AG...............   2,300       138
            Bayer AG..............................  60,600     1,441
            Bayerische Hypo-und Vereinsbank AG (b)  45,900       823
            Celanese AG...........................   5,200       145
            Commerzbank AG........................  47,700       721
            DaimlerChrysler AG....................  85,000     3,052
            Deutsche Bank AG......................  54,700     3,553
            Deutsche Lufthansa AG.................  25,900       329
            E.On AG...............................  34,600     1,791
            Fraport AG (b)........................   8,200       209
            Fresenius Medical Care AG.............   3,500       181
            HeidelbergCement AG (b)...............   6,041       181
            Heidelberger Druckmaschinen AG........   6,600       189
            Hochtief AG...........................   5,350       107
            Infineon Technologies AG (b)..........  75,700       970
            KarstadtQuelle AG.....................   4,700        98

                                   Continued

                                                      INTERNATIONAL EQUITY FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                      Shares     Value
                                                     --------- ---------
        COMMON STOCKS, continued
        Germany, continued
        Linde AG....................................     9,900 $     422
        MAN AG......................................    12,850       256
        Merck KGaA..................................     4,200       114
        MG Technologies AG..........................    18,300       190
        ThyssenKrupp AG.............................    45,200       589
        TUI AG......................................    15,650       232
        Volkswagen AG...............................    27,850     1,194
                                                               ---------
                                                                  16,925
                                                               ---------
        Greece (0.4%)
        Agricultural Bank of Greece (b).............    30,900       274
        Bank of Greece..............................     1,200       149
        Commercial Bank of Greece...................    12,300       262
        Hellenic Petroleum SA.......................    37,800       279
        Intracom SA.................................    13,000       104
                                                               ---------
                                                                   1,068
                                                               ---------
        Hong Kong (1.5%)
        Cheung Kong Holdings, Ltd...................    46,000       302
        Hang Lung Group, Ltd........................   158,000       146
        Henderson Land Development Co., Ltd.........   265,000       868
        Hysan Development Co., Ltd..................   156,952       134
        Kerry Properties, Ltd.......................   141,713       151
        New World Development Co., Ltd..............   302,806       132
        Shagri-La Asia, Ltd.........................   334,000       266
        Sino Land Co., Ltd..........................   600,374       225
        Sun Hung Kai Properties, Ltd................    19,000       113
        Swire Pacific, Ltd..........................   144,000       664
        Wharf Ltd...................................   335,000       655
        Wheelock & Co., Ltd.........................   312,000       282
                                                               ---------
                                                                   3,938
                                                               ---------
        Ireland (0.8%)
        CRH PLC.....................................    67,518     1,271
        Elan Corp. PLC (b)..........................   100,566       345
        Irish Life & Permanent PLC..................    34,165       377
                                                               ---------
                                                                   1,993
                                                               ---------
        Italy (3.9%)
        Alitalia S.p.A (b)..........................   150,000        36
        Banca Intesa S.p.A..........................   641,650     2,153
        Banca Nazionale del Lavoro S.p.A. (b).......   450,000       749
        Banca Popolare de Lodi S.c.r.l..............    43,973       405
        Banca Popolare di Milano S.c.r.l............    80,000       360
        Beni Stabili S.p.A..........................   355,000       178
        Buzzi Unicem S.p.A..........................    20,000       160
        Capitalia S.p.A. (b)........................   355,000       699
        e. Biscom (b)...............................    10,000       339
        Fiat S.p.A. (b).............................    90,000       597
        Fondiaria-SAI S.p.A.........................    12,500       193
        Ifil S.p.A. (b).............................    53,000       125
        Italcementi S.p.A...........................    37,000       425
        Olivetti S.p.A. (b)......................... 1,837,500     2,230
        Parmalat Finanziaria S.p.A..................   130,000       412
        Pirelli S.p.A. (b)..........................   400,000       410
        Societa' Cattolica di Assicurazioni S.c.r.l.     9,900       259
        Tiscali S.p.A. (b)..........................    74,000       406
                                                               ---------
                                                                  10,136
                                                               ---------

                                   Continued

                                                    Shares    Value
                                                    ------- ---------
          COMMON STOCKS, continued
          Japan (20.4%)
          77th Bank, Ltd...........................  50,000 $     208
          Acom Co., Ltd............................  23,700       894
          Aioi Insurance Co., Ltd.................. 110,000       252
          Aisin Seiki Co., Ltd.....................  42,200       615
          Amada Co., Ltd...........................  44,000       150
          Aoyama Trading Co., Ltd..................   9,800       130
          Asahi Breweries, Ltd.....................  42,000       246
          Asahi Kasei Corp......................... 210,000       638
          Asahi National Broadcasting Co., Ltd.....     146       172
          Asatsu-dk, Inc...........................   6,800       136
          Autobacs Seven Co., Ltd..................   4,900        87
          Awa Bank, Ltd............................  31,000       152
          Bank of Fukuoka, Ltd.....................  92,000       325
          Bank of Kyoto, Ltd.......................  43,000       200
          Bank of Nagoya, Ltd......................  26,000       119
          Benesse Corp.............................  14,200       237
          Chiba Bank, Ltd.......................... 123,000       402
          Chudenko Corp............................   8,500       108
          Chugoku Bank, Ltd........................  35,000       247
          Citizen Watch Co., Ltd...................  41,000       264
          Coca-Cola West Japan Co., Ltd............  15,300       247
          Cosmo Oil Co., Ltd.......................  83,000       128
          Dai Nippon Printing Co., Ltd.............  63,000       741
          Daicel Chemical Industries, Ltd..........  48,000       192
          Daihatsu Motor Co., Ltd..................  56,000       189
          Dainippon Ink & Chemicals, Inc........... 115,000       229
          Daishi Bank, Ltd.........................  50,000       164
          Daiwa House Industry Co., Ltd............  80,000       577
          Denso Corp............................... 114,300     1,897
          Ebara Corp...............................  40,000       159
          Ezaki Glico Co., Ltd.....................  19,000       105
          Fuji Electric Co., Ltd...................  95,000       194
          Fuji Fire & Marine Insurance Co., Ltd....  71,000       128
          Fuji Heavy Industries, Ltd............... 108,000       530
          Fuji Photo Film Co., Ltd.................  19,000       566
          Fujikura Ltd.............................  50,000       179
          Fujitsu Ltd.............................. 268,000     1,103
          Fukuyama Transporting Co., Ltd...........  36,000       119
          Furukawa Electric Co., Ltd...............  86,000       298
          Gunma Bank, Ltd..........................  74,000       303
          Gunze Ltd................................  31,000       111
          Hachijuni Bank, Ltd......................  79,000       301
          Hanshin Electric Railway Co., Ltd........  50,000       154
          Higo Bank, Ltd...........................  33,000       157
          Hitachi Cable, Ltd.......................  49,000       137
          Hitachi Ltd.............................. 487,000     2,157
          Hitachi Maxell, Ltd......................  13,000       184
          Hitachi Metals, Ltd......................  47,000       141
          Hokkoku Bank, Ltd........................  46,000       213
          House Foods Corp.........................  14,000       126
          Hyakugo Bank, Ltd........................  33,000       144
          Hyakujushi Bank, Ltd.....................  47,000       282
          Ishikawajima-Harima Heavy Industries Co.,
           Ltd..................................... 189,000       224
          Iyo Bank, Ltd............................  47,000       268
          Joyo Bank, Ltd........................... 126,000       337

                                   Continued

 INTERNATIONAL EQUITY FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                    Shares    Value
                                                    ------- ---------
           COMMON STOCKS, continued
           Japan, continued
           Juroku Bank, Ltd........................  48,000 $     186
           Kagoshima Bank, Ltd.....................  17,000        71
           Kamigumi Co., Ltd.......................  36,000       178
           Kawasaki Heavy Industries, Ltd.......... 203,000       211
           Kinden Corp.............................  35,000       116
           Kirin Brewery Co., Ltd.................. 143,000       905
           Kissei Pharmaceutical Co., Ltd..........   9,000       129
           Kobe Steel, Ltd. (b).................... 378,000       364
           Kokusai Securities Co., Ltd.............  47,000       341
           Kokuyo Co., Ltd.........................  18,700       167
           Komatsu Ltd............................. 140,000       686
           Komori Corp.............................   9,000       100
           Kuraray Co., Ltd........................  55,000       369
           Makita Corp.............................  20,000       159
           Marubeni Corp........................... 213,000       265
           Marui Co., Ltd..........................  56,000       538
           Maruichi Steel Tube, Ltd................  13,000       129
           Matsushita Electric Industrial Co., Ltd. 328,000     3,878
           Matsushita Electric Works, Ltd.......... 107,000       678
           Meiji Seika Kaisha, Ltd.................  50,000       159
           Michinoku Bank, Ltd.....................  20,000       111
           Mitsubishi Gas Chemical Co., Inc........  63,000       131
           Mitsubishi Heavy Industries, Ltd........ 492,000     1,306
           Mitsubishi Logistics Corp...............  22,000       133
           Mitsubishi Materials Corp. (b).......... 165,000       208
           Mitsubishi Tokyo Financial Group, Inc...     297     1,321
           Mitsui Trust Holdings, Inc.............. 119,000       282
           Mizuho Financial Group, Inc. (b)........   1,376     1,233
           Nanto Bank, Ltd.........................  36,000       116
           NGK Insulators, Ltd.....................  29,000       161
           NGK Spark Plug Co., Ltd.................  33,000       262
           Nichicon Corp...........................  10,700       115
           Nikko Cordial Corp...................... 152,000       657
           Nippon Broadcasting System, Inc.........   4,500       144
           Nippon Electric Glass Co., Ltd..........  21,000       229
           Nippon Meat Packers, Inc................  33,000       311
           Nippon Oil Corp......................... 221,000       902
           Nippon Sheet Glass Co., Ltd.............  58,000       161
           Nippon Shokubai Co., Ltd................  25,000       150
           Nishimatsu Construction Co., Ltd........  36,000       111
           Nissay Dowa General Insurance Co., Ltd..  54,000       192
           Nisshin Seifun Group, Inc...............  31,000       209
           Nisshinbo Industries, Inc...............  28,000       125
           NSK Ltd.................................  80,000       253
           Obayashi Corp........................... 105,000       349
           Onward Kashiyama Co., Ltd...............  25,000       224
           Promise Co., Ltd........................  19,500       709
           Resona Holdings, Inc.................... 822,000       607
           San-in Godo Bank, Ltd...................  23,000       157
           Sanwa Shutter Corp......................  18,000        65
           Sanyo Shinpan Finance Co., Ltd..........   5,000       159
           Sapporo Hokuyo Holdings, Inc............      48       221
           Seino Transportation Co., Ltd...........  23,000       129
           Sekisui Chemical Co., Ltd...............  71,000       247
           Sekisui House, Ltd...................... 103,000       807
           Shiga Bank, Ltd.........................  32,000       117

                                   Continued

                                                   Shares    Value
                                                   ------- ---------
           COMMON STOCKS, continued
           Japan, continued
           Shimachu Co., Ltd......................   6,700 $     106
           Shimizu Corp...........................  23,000        69
           Shinko Securities Co., Ltd. (b)........ 107,000       215
           Shizuoka Bank, Ltd..................... 109,000       685
           Shohkoh Fund & Co., Ltd................   1,500       152
           Softbank Corp..........................  41,600     1,201
           Sumitomo Bakelite Co., Ltd.............  24,000       106
           Sumitomo Corp.......................... 107,000       561
           Sumitomo Electric Industries, Ltd...... 109,000       800
           Sumitomo Forestry Co., Ltd.............  23,000       110
           Sumitomo Metal Industries, Ltd......... 479,000       318
           Sumitomo Metal Mining Co., Ltd.........  47,000       176
           Sumitomo Realty & Development Co., Ltd.  54,000       256
           Sumitomo Rubber Industries, Ltd........  32,000       139
           Sumitomo Trust & Banking Co., Ltd...... 121,000       439
           Taiheiyo Cement Corp................... 138,000       218
           Taiyo Yuden Co., Ltd...................  16,000       172
           Takashimaya Co., Ltd...................  44,000       219
           TDK Corp...............................  11,000       604
           Teijin Ltd............................. 135,000       318
           Teikoku Oil Co., Ltd...................  44,000       150
           Toho Bank, Ltd.........................  16,000        65
           Tokyo Broadcasting System, Inc.........  14,000       157
           Tokyo Style Co., Ltd...................  13,000       105
           Toppan Printing Co., Ltd...............  93,000       710
           Toray Industries, Inc.................. 204,000       478
           Tostem Inax Holding Corp...............  27,000       366
           Toyo Seikan Kaisha, Ltd................  31,000       297
           Toyota Auto Body Co., Ltd..............  11,000       116
           Toyota Industries Corp.................  45,700       739
           UFJ Holdings, Inc......................     724     1,435
           UNY Co., Ltd...........................  24,000       203
           Wacoal Corp............................  19,000       144
           Yamaguchi Bank, Ltd....................  26,000       211
           Yamazaki Baking Co., Ltd...............  29,000       173
           Yokohama Rubber Co., Ltd...............  45,000       116
                                                           ---------
                                                              53,138
                                                           ---------
           Netherlands (5.6%)
           ABN AMRO Holding NV....................  94,100     1,808
           Aegon NV............................... 168,598     2,188
           DSM NV.................................  11,400       512
           ING Groep NV........................... 185,300     3,752
           Koninklijke Ahold NV................... 105,200       855
           Koninklijke KPN NV (b)................. 231,600     1,588
           Koninklijke Numico NV..................  18,747       290
           Koninklijke Philips Electronics NV..... 122,350     2,579
           Koninklijke Vendex KBB NV..............   5,700        59
           NV Holdingsmaatschappij De Telegraaf...   3,200        54
           Oce NV.................................   7,000        78
           Vedior NV..............................  13,100       148
           VNU NV.................................  22,974       743
                                                           ---------
                                                              14,654
                                                           ---------
           New Zealand (0.2%)
           Auckland International Airport, Ltd....  67,870       236
           Carter Holt Harvey, Ltd................ 317,000       300
                                                           ---------
                                                                 536
                                                           ---------

                                   Continued

                                                      INTERNATIONAL EQUITY FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares    Value
                                                   ------- ---------
            COMMON STOCKS, continued
            Norway (0.4%)
            DnB Holding ASA.......................  57,600 $     298
            Norske Skogsindustrier ASA............  27,000       464
            Storebrand ASA (b)....................  68,000       299
                                                           ---------
                                                               1,061
                                                           ---------
            Portugal (0.3%)
            Portugal Telecom, SGPS, SA............ 110,300       740
            Sonae, SGPS, SA (b)................... 148,000        78
                                                           ---------
                                                                 818
                                                           ---------
            Singapore (0.8%)
            DBS Group Holdings, Ltd............... 102,000       661
            Fraser & Neave, Ltd...................  14,000        77
            Keppel Corp., Ltd.....................  49,000       141
            Neptune Orient Lines, Ltd. (b)........  82,000        78
            Oversea-Chinese Banking Corp., Ltd....  77,000       469
            United Overseas Bank, Ltd.............  94,000       706
                                                           ---------
                                                               2,132
                                                           ---------
            Spain (3.6%)
            Acesa Infraestructuras SA.............  13,100       177
            Banco Bilbao Vizcaya Argentaria SA....  99,000     1,085
            Banco de Andalucia SA.................     900        64
            Banco de Sabadell SA..................   9,300       160
            Banco Pastor SA.......................   2,400        63
            Banco Santander Central Hispano SA.... 247,900     2,232
            Cementos Portland SA..................   1,200        54
            Corporacion Mapfre SA.................   8,100        93
            Ebro Puleva SA........................   7,000        65
            Endesa SA.............................  55,000       872
            Iberia Lineas Aereas de Espana SA.....  41,000        85
            Inmobiliaria Colonial SA..............   2,500        46
            Inmobiliaria Urbis SA.................   5,800        42
            Red Electrica de Espana...............   6,000        79
            Repsol YPF SA.........................  63,400     1,017
            Sociedad General de Aguas de Barcelona
             SA...................................   6,262        83
            Sol Melia SA..........................   5,700        36
            Telefonica SA......................... 257,754     3,014
            Vallehermoso SA.......................   6,900        78
                                                           ---------
                                                               9,345
                                                           ---------
            Sweden (2.1%)
            Drott AB, B Shares....................   9,700       128
            Gambro AB, A Shares...................  26,500       171
            Gambro AB, B Shares...................  10,500        68
            Holmen AB, B Shares...................   8,400       240
            Industriforvaltnings Kinnevik AB,
             B Shares.............................   6,900       134
            Nordea AB............................. 334,300     1,624
            Skandia Forsakrings AB................ 108,400       338
            Skandinaviska Enskilda Banken AB......  74,300       805
            Skanska AB, B Shares..................   4,900        31
            SSAB, Series A........................   7,800       101
            SSAB, Series B........................   2,000        25
            Tele2 AB, A Shares (b)................   2,300        81
            Tele2 AB, B Shares (b)................  13,300       477
            Trelleborg AB, B Shares...............   9,000       111

                                   Continued

                                                  Shares    Value
                                                  ------- ---------
            COMMON STOCKS, continued
            Sweden, continued
            Volvo AB, A Shares...................  15,500 $     365
            Volvo AB, B Shares...................  33,900       830
                                                          ---------
                                                              5,529
                                                          ---------
            Switzerland (7.3%)
            Baloise Holding, Ltd.................  29,400     1,028
            Ciba Specialty Chemicals AG..........   9,400       636
            Clariant AG (b)......................  47,100       540
            Compagnie Financiere Richemont AG.... 175,900     3,190
            Credit Suisse Group.................. 130,500     4,102
            Ems-Chemie Holding AG (b)............      23        88
            Givaudan SA..........................     200        82
            Holcim Ltd...........................  54,250     2,252
            Luzerner Kantonalbank................   2,393       289
            PSP Swiss Property AG................   4,000       469
            Rieter Holding AG....................   1,590       306
            SIG Holding AG.......................   3,000       323
            Swiss Life Holding (b)...............  10,820     1,269
            Syngenta AG..........................  40,600     2,234
            Unaxis Holding AG....................   7,000       630
            Valora Holding AG....................   1,430       287
            Vontobel Holding AG..................  14,200       251
            Zurich Financial Services AG.........   8,200     1,018
                                                          ---------
                                                             18,994
                                                          ---------
            United Kingdom (25.9%)
            Abbey National PLC................... 409,396     3,562
            Aggregate Industries PLC............. 310,752       437
            Amvescap PLC.........................  96,000       721
            Arriva PLC...........................  48,410       303
            Associated British Foods PLC......... 126,000     1,080
            Associated British Ports Holdings PLC  71,400       439
            Aviva PLC............................ 548,000     4,546
            BAA PLC.............................. 258,000     1,945
            BAE Systems PLC...................... 731,996     1,815
            Barratt Developments PLC.............  57,000       446
            BBA Group PLC........................ 116,000       435
            Bellway PLC..........................  12,000       125
            Berkeley Group PLC...................  35,610       487
            Bradford & Bingley PLC...............  74,000       378
            Brambles Industries PLC.............. 142,000       418
            British Airways PLC (b).............. 298,000       828
            British Land Co. PLC................. 135,071     1,088
            Brixton PLC..........................  55,200       205
            Cable & Wireless PLC................. 657,646     1,226
            Canary Wharf Group PLC............... 161,200       653
            Celltech Group PLC (b)...............  45,000       248
            Chelsfield PLC.......................  77,000       384
            COLT Telecom Group PLC (b)........... 416,000       572
            Corus Group PLC (b).................. 863,900       347
            Debenhams PLC........................  62,697       437
            easyJet PLC (b)...................... 108,000       401
            Friends Provident PLC................ 418,000       922
            Galen Holdings PLC...................  41,000       408
            George Wimpey PLC....................  93,728       533
            Granada PLC.......................... 619,505       996
            Greene King PLC......................  16,000       213

                                   Continued

 INTERNATIONAL EQUITY FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                    Shares     Value
                                                  ---------- ---------
         COMMON STOCKS, continued
         United Kingdom, continued
         Hammerson PLC...........................     76,100 $     651
         Hanson PLC..............................    179,000     1,054
         Hilton Group PLC........................    436,100     1,376
         Inchcape PLC............................     11,000       194
         InterContinental Hotels Group PLC (b)...    178,389     1,336
         International Power PLC (b).............    308,400       688
         J Sainsbury PLC.........................    536,993     2,285
         Lex Service PLC.........................     16,900       152
         Liberty International PLC...............     75,374       774
         Logica PLC..............................     97,950       263
         Millennium & Copthorne Hotels PLC.......     78,000       328
         Mitchells & Butlers PLC (b).............    178,389       686
         mmO2 PLC (b)............................  2,392,000     2,067
         Pearson PLC.............................    174,000     1,631
         Peninsular & Oriental Steam Navigation
          Co.....................................    162,000       600
         Persimmon PLC...........................     52,339       440
         Pilkington PLC..........................    314,151       415
         RMC Group PLC...........................     73,000       638
         Rolls-Royce PLC.........................    450,100     1,103
         Royal & Sun Alliance Insurance Group
          PLC....................................    397,400       969
         Safeway PLC.............................    255,211     1,080
         Schroders PLC...........................     49,000       520
         Scottish Power PLC......................    351,325     2,050
         Slough Estates PLC......................    114,800       644
         Stagecoach Group PLC....................    364,000       472
         Standard Chartered PLC..................    186,028     2,401
         Tate & Lyle PLC.........................     64,000       356
         Taylor Woodrow PLC......................    133,370       464
         Trinity Mirror PLC......................     80,510       622
         Vodafone Group PLC......................  6,573,300    12,467
         WH Smith Group PLC......................     62,000       398
         Whitbread PLC...........................     81,000       950
         Wilson Bowden PLC.......................     18,000       287
         Woolworths Group PLC....................    204,000       131
                                                             ---------
                                                                67,090
                                                             ---------
         TOTAL COMMON STOCKS.....................              253,544
                                                             ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (6.2%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending)............................... 16,071,513    16,072
                                                             ---------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING.....................               16,072
                                                             ---------
         TOTAL INVESTMENTS
           (Cost $257,102) (a) -- 103.7%.........              269,616
         Liabilities in excess of other assets --
          (3.7)%.................................               (9,359)
                                                             ---------
         NET ASSETS -- 100.0%....................            $ 260,257
                                                             =========

                                   Continued

--------
(a)Cost for federal income tax purposes is $266,837. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                     Unrealized appreciation.... $ 30,706
                     Unrealized depreciation....  (20,068)
                                                 --------
                     Net unrealized appreciation $ 10,638
                                                 ========

(b)Represents non-income producing security.
PLC -- Public Limited Company

The table below sets forth the diversification of the International Equity Fund investments by industry.

                    Industry Diversification        Percent*
                    ------------------------        --------
                    Advertising....................   0.1%
                    Aerospace/Defense..............   1.1%
                    Airlines.......................   1.9%
                    Airports Development...........   0.1%
                    Automobile.....................   5.4%
                    Banking........................  17.8%
                    Beverages......................   1.0%
                    Building Products..............   5.6%
                    Chemicals......................   2.9%
                    Computer Systems...............   0.8%
                    Diversified....................   2.9%
                    Education......................   0.1%
                    Electrical & Electronics.......   7.0%
                    Energy Sources.................   1.1%
                    Financial Services.............   3.0%
                    Food & Household Products......   1.4%
                    Food Retailers.................   1.5%
                    Forest Products & Paper........   1.0%
                    Hotels & Lodging...............   1.2%
                    Insurance......................   9.6%
                    Machinery......................   1.5%
                    Materials & Commodities........   2.8%
                    Medical Products...............   0.3%
                    Office Equipment...............   0.1%
                    Oil & Gas Production & Services   2.3%
                    Pharmaceutical.................   0.5%
                    Photographic Products..........   0.2%
                    Publishing.....................   4.0%
                    Real Estate....................   4.0%
                    Retail.........................   4.1%
                    Telecommunications.............  11.0%
                    Transportation.................   0.9%
                    Water..........................   0.2%
                                                     -----
                        Total Common Stocks........  97.4%
                                                     =====

* Percentages indicated are based on net assets.

                      See notes to financial statements.

                                                                  BALANCED FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                              Shares      Value
                                            ----------- ---------
              COMMON STOCKS (56.0%)
              Aerospace/Defense (2.0%)
              Boeing Co.................... $    41,107 $   1,361
              Raytheon Co..................      40,142     1,232
              United Technologies Corp.....       8,780       661
                                                        ---------
                                                            3,254
                                                        ---------
              Apparel (0.4%)
              Liz Claiborne, Inc...........      19,548       673
                                                        ---------
              Auto Trucks & Parts (0.4%)
              PACCAR, Inc..................       7,695       594
                                                        ---------
              Banking (2.3%)
              Bank of America Corp.........      33,106     2,733
              U.S. Bancorp.................      37,139       911
                                                        ---------
                                                            3,644
                                                        ---------
              Chemicals -- Specialty (0.8%)
              Dow Chemical Co..............      13,705       484
              E.I. du Pont de Nemours & Co.      19,190       843
                                                        ---------
                                                            1,327
                                                        ---------
              Computer Hardware (3.8%)
              Dell, Inc. (b)...............      78,439     2,642
              Hewlett-Packard Co...........     129,678     2,745
              IBM Corp.....................       9,260       752
                                                        ---------
                                                            6,139
                                                        ---------
              Computer Software & Services (3.9%)
              Cisco Systems, Inc. (b)......     233,554     4,559
              Microsoft Corp...............      63,441     1,675
                                                        ---------
                                                            6,234
                                                        ---------
              Consumer Goods (2.1%)
              Newell Rubbermaid, Inc.......      13,319       315
              Procter & Gamble Co..........      35,598     3,128
                                                        ---------
                                                            3,443
                                                        ---------
              Distribution/Wholesale (0.3%)
              Genuine Parts Co.............      16,834       521
                                                        ---------
              Diversified Manufacturing (0.8%)
              Honeywell International, Inc.      31,581       893
              Illinois Tool Works, Inc.....       6,447       449
                                                        ---------
                                                            1,342
                                                        ---------
              Entertainment (0.3%)
              Walt Disney Co...............      22,375       490
                                                        ---------
              Financial Services (10.8%)
              Bear Stearns Cos., Inc.......       7,474       501
              Capital One Financial Corp...      26,695     1,279
              CIT Group, Inc...............      41,795     1,165
              Citigroup, Inc...............      84,083     3,766
              Freddie Mac..................      20,487     1,001
              Goldman Sachs Group, Inc.....      42,246     3,681
              H & R Block, Inc.............      31,143     1,320
              J.P. Morgan Chase & Co.......      53,672     1,881
              Moody's Corp.................       8,040       416
              Washington Mutual, Inc.......      62,147     2,454
                                                        ---------
                                                           17,464
                                                        ---------

                                   Continued

                                                  Shares      Value
                                                ----------- ---------
           COMMON STOCKS, continued
           Food Products, Processing, & Packaging (1.8%)
           Sara Lee Corp....................... $   155,301 $   2,903
                                                            ---------
           Forest & Paper Products (0.8%)
           International Paper Co..............      31,864     1,247
                                                            ---------
           Health Care (2.7%)
           Johnson & Johnson...................      13,521       700
           WellPoint Health Networks, Inc. (b).      43,345     3,626
                                                            ---------
                                                                4,326
                                                            ---------
           Health Care -- Drugs (2.3%)
           Amgen, Inc. (b).....................      54,041     3,760
                                                            ---------
           Industrial Automation -- Robotics (0.5%)
           Rockwell Automation, Inc............      28,155       728
                                                            ---------
           Insurance (1.0%)
           AFLAC, Inc..........................      48,380     1,552
                                                            ---------
           Media (0.3%)
           McGraw Hill Cos., Inc...............       7,028       427
                                                            ---------
           Medical Products (0.6%)
           Becton, Dickinson & Co..............      16,589       608
           Zimmer Holdings, Inc. (b)...........       8,113       388
                                                            ---------
                                                                  996
                                                            ---------
           Multimedia (0.9%)
           AOL Time Warner, Inc. (b)...........      98,810     1,525
                                                            ---------
           Newspapers (0.3%)
           Gannett Co., Inc....................       5,440       418
                                                            ---------
           Oil & Gas Exploration, Production, &
            Services (3.4%)
           BP PLC - ADR........................      19,516       811
           ChevronTexaco Corp..................      20,881     1,506
           Exxon Mobil Corp....................      88,030     3,132
                                                            ---------
                                                                5,449
                                                            ---------
           Pharmaceuticals (3.1%)
           Bristol-Myers Squibb Co.............      46,603     1,221
           Genentech, Inc. (b).................      37,555     3,033
           Merck & Co., Inc....................      13,938       770
                                                            ---------
                                                                5,024
                                                            ---------
           Raw Materials (0.4%)
           Avery Dennison Corp.................      10,830       584
                                                            ---------
           Restaurants (2.5%)
           McDonald's Corp.....................      27,003       621
           Outback Steakhouse, Inc.............      91,889     3,432
                                                            ---------
                                                                4,053
                                                            ---------
           Retail (2.3%)
           Dollar General Corp.................      67,967     1,252
           Home Depot, Inc.....................      27,193       848
           Limited Brands......................      64,181     1,072
           Office Depot, Inc. (b)..............      34,727       576
                                                            ---------
                                                                3,748
                                                            ---------

                                   Continued

 BALANCED FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                  Shares or
                                                  Principal
                                                   Amount      Value
                                                 ----------- ---------
          COMMON STOCKS, continued
          Semiconductors (0.4%)
          Texas Instruments, Inc................ $    35,173 $     664
                                                             ---------
          Telecommunications -- Equipment (0.6%)
          Harris Corp...........................      27,999       906
                                                             ---------
          Travel (0.7%)
          Carnival Corp.........................      34,466     1,183
                                                             ---------
          Utilities -- Electric & Gas (1.7%)
          American Electric Power Co., Inc......      37,065     1,041
          Dominion Resources, Inc...............      14,084       846
          Southern Co...........................      29,763       846
                                                             ---------
                                                                 2,733
                                                             ---------
          Utilities -- Telecommunications (1.8%)
          BellSouth Corp........................      34,398       876
          SBC Communications, Inc...............      40,583       948
          Verizon Communications, Inc...........      32,023     1,116
                                                             ---------
                                                                 2,940
                                                             ---------
          TOTAL COMMON STOCKS...................                90,291
                                                             ---------
          CORPORATE BONDS (17.5%)
          Aluminum (0.6%)
          Alcoa, Inc., 7.38%, 8/1/10............         900     1,030
                                                             ---------
          Banking (3.4%)
          Branch Banking & Trust,
           4.88%, 1/15/13.......................         500       489
          Northern Trust Co., 7.10%, 8/1/09.....       1,000     1,148
          SunTrust Banks, Inc., 7.38%, 7/1/06...       2,000     2,268
          Wachovia Corp., 6.63%, 11/15/06.......       1,475     1,651
                                                             ---------
                                                                 5,556
                                                             ---------
          Brokerage Services (0.6%)
          Lehman Brothers Holdings, Inc.,
           3.50%, 8/7/08........................       1,000       978
                                                             ---------
          Consumer Goods (3.9%)
          Coca-Cola Co., 4.00%, 6/1/05..........       1,000     1,037
          Procter & Gamble Co., 5.25%, 9/15/03..       2,000     2,010
          Unilever Capital Corp., 6.88%, 11/1/05       2,000     2,197
          Unilever Capital Corp., 7.13%, 11/1/10         800       922
                                                             ---------
                                                                 6,166
                                                             ---------
          Data Processing -- Management (1.3%)
          First Data Corp., 6.75%, 7/15/05......       2,000     2,179
                                                             ---------
          Electrical & Electronic (0.9%)
          General Electric Co., 5.00%, 2/1/13...       1,500     1,470
                                                             ---------
          Financial Services (2.0%)
          Boeing Capital Corp., 7.38%, 9/27/10..       1,000     1,119
          Commercial Credit Co., 7.88%, 7/15/04.       1,000     1,061
          Ford Motor Credit Corp.,
           6.13%, 3/20/04.......................       1,000     1,021
                                                             ---------
                                                                 3,201
                                                             ---------
          Food Products & Services (0.7%)
          Sysco Corp., 4.75%, 7/30/05...........       1,000     1,050
                                                             ---------

                                   Continued

                                                  Shares or
                                                  Principal
                                                   Amount      Value
                                                 ----------- ---------
          CORPORATE BONDS, continued
          Insurance (1.9%)
          Prudential Funding LLC,
           6.60%, 5/15/08 (c)................... $     2,000 $   2,222
          St. Paul Cos., Inc., 5.75%, 3/15/07...         750       805
                                                             ---------
                                                                 3,027
                                                             ---------
          Newspapers (0.4%)
          Times Mirror Co., 7.45%, 10/15/09.....         500       586
                                                             ---------
          Oil & Gas Exploration, Production, &
           Services (1.0%)
          Conoco Inc., 6.35%, 4/15/09...........       1,500     1,673
                                                             ---------
          Retail (0.8%)
          McDonald's Corp., 5.75%, 3/1/12.......       1,200     1,249
                                                             ---------
          TOTAL CORPORATE BONDS.................                28,165
                                                             ---------
          MUNICIPAL BONDS (2.6%)
          Illinois (2.6%)
          Chicago Public Building, 7.00%, 1/1/06       3,800     4,195
                                                             ---------
          TOTAL MUNICIPAL BONDS.................                 4,195
                                                             ---------
          U.S. GOVERNMENT
           AGENCIES (7.0%)
          Fannie Mae (1.6%)
          6.21%, 11/7/07........................       2,300     2,556
                                                             ---------
          Freddie Mac (2.3%)
          5.83%, 2/9/06.........................       2,000     2,165
          6.25%, 3/5/12, Callable 3/5/07 @ 100..       1,500     1,584
                                                             ---------
                                                                 3,749
                                                             ---------
          Government National Mortgage
           Assoc. (3.1%)
          6.00%, 6/15/33........................       1,974     2,013
          6.50%, 11/20/28-6/15/32...............       2,967     3,064
                                                             ---------
                                                                 5,077
                                                             ---------
          TOTAL U.S. GOVERNMENT
           AGENCIES.............................                11,382
                                                             ---------
          U.S. TREASURY BONDS (5.1%)
          7.50%, 11/15/16.......................       3,000     3,717
          7.25%, 8/15/22........................       1,500     1,828
          6.25%, 8/15/23........................       2,500     2,746
                                                             ---------
          TOTAL U.S. TREASURY BONDS.............                 8,291
                                                             ---------
          U.S. TREASURY NOTES (4.9%)
          3.25%, 5/31/04........................       5,500     5,595
          6.50%, 2/15/10........................       2,000     2,304
                                                             ---------
          TOTAL U.S. TREASURY NOTES.............                 7,899
                                                             ---------
          INVESTMENT COMPANIES (6.4%)
          AmSouth Prime Money Market Fund.......   4,668,599     4,669
          AmSouth U.S. Treasury Money Market
           Fund.................................   5,679,306     5,679
                                                             ---------
          TOTAL INVESTMENT
           COMPANIES............................                10,348
                                                             ---------

                                   Continued

 BALANCED FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                  Shares or
                                                  Principal
                                                   Amount      Value
                                                  ---------- --------
          SHORT-TERM SECURITIES HELD
           AS COLLATERAL FOR
           SECURITIES LENDING (12.0%)
          Pool of Various Securities for AmSouth
           Mutual Funds -- Footnote 3 (Securities
           Lending).............................. 19,400,546 $ 19,401
                                                             --------
          TOTAL SHORT-TERM SECURITIES
           HELD AS COLLATERAL FOR
           SECURITIES LENDING....................              19,401
                                                             --------
          TOTAL INVESTMENTS
           (Cost $158,553) (a) -- 111.5%.........             179,972
          Liabilities in excess of other
           assets -- (11.5)%.....................             (18,513)
                                                             --------
          NET ASSETS -- 100.0%...................            $161,459
                                                             ========

--------
(a)Cost for federal income tax purposes is $159,235. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                      Unrealized appreciation.... $21,641
                      Unrealized depreciation....    (905)
                                                  -------
                      Net unrealized appreciation $20,736
                                                  =======

(b)Represents non-income producing security.
(c)Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
ADR -- American Depositary Receipt.

                      See notes to financial statements.

                                                          STRATEGIC PORTFOLIOS:
                                                    AGGRESSIVE GROWTH PORTFOLIO
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                       Shares   Value
                                                       ------- -------
         INVESTMENTS IN AFFILIATES (99.8%)
         Investment Companies (99.8%)
         AmSouth Capital Growth Fund, I Shares........ 451,325 $ 3,945
         AmSouth Enhanced Market Fund, I Shares....... 532,120   5,257
         AmSouth International Equity Fund,
          I Shares.................................... 300,194   2,621
         AmSouth Large Cap Fund, I Shares............. 160,287   2,629
         AmSouth Limited Term Bond Fund,
          I Shares.................................... 103,223   1,100
         AmSouth Mid Cap Fund, I Shares............... 251,506   2,626
         AmSouth Prime Money Market Fund,
          I Shares.................................... 275,862     276
         AmSouth Select Equity Fund, I Shares......... 220,969   2,636
         AmSouth Small Cap Fund, I Shares (b)......... 361,475   2,642
         AmSouth Value Fund, I Shares................. 302,853   3,949
                                                               -------
         TOTAL INVESTMENTS IN
          AFFILIATES..................................          27,681
                                                               -------
         TOTAL INVESTMENTS
          (Cost $24,325) (a) -- 99.8%.................          27,681
         Other assets in excess of liabilities -- 0.2%              46
                                                               -------
         NET ASSETS -- 100.0%.........................         $27,727
                                                               =======

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $3,395
                      Unrealized depreciation....    (39)
                                                  ------
                      Net unrealized appreciation $3,356
                                                  ======

(b)Represents non-income producing security.

                      See notes to financial statements.

 STRATEGIC PORTFOLIOS:
 GROWTH PORTFOLIO
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                       Shares   Value
                                                       ------- -------
         INVESTMENTS IN AFFILIATES (99.7%)
         Investment Companies (99.7%)
         AmSouth Bond Fund, I Shares.................. 204,984 $ 2,322
         AmSouth Capital Growth Fund, I Shares........ 313,282   2,738
         AmSouth Enhanced Market Fund, I Shares....... 369,365   3,650
         AmSouth Government Income Fund,
          I Shares.................................... 257,302   2,586
         AmSouth International Equity Fund,
          I Shares.................................... 208,376   1,819
         AmSouth Large Cap Fund, I Shares............. 111,261   1,825
         AmSouth Limited Term Bond Fund,
          I Shares.................................... 243,101   2,591
         AmSouth Mid Cap Fund, I Shares............... 174,580   1,823
         AmSouth Prime Money Market Fund,
          I Shares.................................... 259,875     260
         AmSouth Select Equity Fund, I Shares......... 153,383   1,830
         AmSouth Small Cap Fund, I Shares (b)......... 250,913   1,834
         AmSouth Value Fund, I Shares................. 210,222   2,741
                                                               -------
         TOTAL INVESTMENTS IN
          AFFILIATES..................................          26,019
                                                               -------
         TOTAL INVESTMENTS
          (Cost $23,871) (a) -- 99.7%.................          26,019
         Other assets in excess of liabilities -- 0.3%              83
                                                               -------
         NET ASSETS -- 100.0%.........................         $26,102
                                                               =======

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $2,287
                      Unrealized depreciation....   (139)
                                                  ------
                      Net unrealized appreciation $2,148
                                                  ======

(b)Represents non-income producing security.

                      See notes to financial statements.

                                                          STRATEGIC PORTFOLIOS:
                                                    GROWTH AND INCOME PORTFOLIO
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                       Shares    Value
                                                      --------- -------
        INVESTMENTS IN AFFILIATES (99.8%)
        Investment Companies (99.8%)
        AmSouth Bond Fund, I Shares.................. 1,031,707 $11,689
        AmSouth Capital Growth Fund, I Shares........   796,434   6,961
        AmSouth Enhanced Market Fund, I Shares.......   939,010   9,277
        AmSouth Government Income Fund,
         I Shares.................................... 1,248,773  12,550
        AmSouth International Equity Fund,
         I Shares....................................   529,739   4,625
        AmSouth Large Cap Fund, I Shares.............   282,852   4,639
        AmSouth Limited Term Bond Fund,
         I Shares.................................... 1,179,851  12,576
        AmSouth Mid Cap Fund, I Shares...............   443,822   4,634
        AmSouth Prime Money Market Fund,
         I Shares....................................   840,841     841
        AmSouth Select Equity Fund, I Shares.........   389,935   4,652
        AmSouth Small Cap Fund, I Shares (b).........   637,879   4,663
        AmSouth Value Fund, I Shares.................   534,433   6,969
                                                                -------
        TOTAL INVESTMENTS IN
         AFFILIATES..................................            84,076
                                                                -------
        TOTAL INVESTMENTS
         (Cost $78,636) (a) -- 99.8%.................            84,076
        Other assets in excess of liabilities -- 0.2%               168
                                                                -------
        NET ASSETS -- 100.0%.........................           $84,244
                                                                =======

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $6,114
                      Unrealized depreciation....   (674)
                                                  ------
                      Net unrealized appreciation $5,440
                                                  ======

(b)Represents non-income producing security.


                      See notes to financial statements.

 STRATEGIC PORTFOLIOS: MODERATE
 GROWTH AND INCOME PORTFOLIO
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                       Shares   Value
                                                       ------- -------
         INVESTMENTS IN AFFILIATES (99.8%)
         Investment Companies (99.8%)
         AmSouth Bond Fund, I Shares.................. 493,254 $ 5,589
         AmSouth Capital Growth Fund, I Shares........ 242,309   2,118
         AmSouth Enhanced Market Fund, I Shares....... 285,687   2,823
         AmSouth Government Income Fund,
          I Shares.................................... 557,230   5,600
         AmSouth International Equity Fund,
          I Shares.................................... 161,169   1,407
         AmSouth Large Cap Fund, I Shares.............  86,055   1,411
         AmSouth Limited Term Bond Fund,
          I Shares.................................... 526,476   5,611
         AmSouth Mid Cap Fund, I Shares............... 135,029   1,410
         AmSouth Prime Money Market Fund,
          I Shares.................................... 312,668     313
         AmSouth Select Equity Fund, I Shares......... 118,635   1,415
         AmSouth Small Cap Fund, I Shares (b)......... 194,070   1,419
         AmSouth Value Fund, I Shares................. 162,597   2,120
                                                               -------
         TOTAL INVESTMENTS IN
          AFFILIATES..................................          31,236
                                                               -------
         TOTAL INVESTMENTS
          (Cost $29,821) (a) -- 99.8%.................          31,236
         Other assets in excess of liabilities -- 0.2%              64
                                                               -------
         NET ASSETS -- 100.0%.........................         $31,300
                                                               =======

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $1,748
                      Unrealized depreciation....   (333)
                                                  ------
                      Net unrealized appreciation $1,415
                                                  ======

(b)Represents non-income producing security.


                      See notes to financial statements.

                                                         GOVERNMENT INCOME FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                 Shares or
                                                 Principal
                                                  Amount      Value
                                                ----------- ---------
           U.S. GOVERNMENT AGENCIES (76.6%)
           Fannie Mae (5.5%)
           5.63%, 5/14/04...................... $       500 $     517
           5.75%, 6/15/05......................         250       268
           3.00%, 8/7/06, Callable 8/7/03 @100.       4,000     4,001
           6.44%, 8/14/07, MTN.................         500       559
           6.00%, 5/15/08......................       7,000     7,707
           7.50%, 4/1/15 - 6/1/15..............       1,427     1,530
           8.00%, 7/1/15.......................         948     1,019
                                                            ---------
                                                               15,601
                                                            ---------
           Federal Farm Credit Bank (8.2%)
           5.07%, 12/15/03.....................       9,000     9,135
           3.88%, 12/15/04.....................       1,000     1,030
           5.75%, 9/1/05, MTN..................         500       537
           5.70%, 9/3/08.......................       7,000     7,640
           5.05%, 12/27/12, Callable 12/27/05
            @100...............................       5,000     4,956
                                                            ---------
                                                               23,298
                                                            ---------
           Federal Home Loan Bank (8.8%)
           3.38%, 5/14/04......................         800       813
           6.34%, 6/29/04......................         750       785
           4.13%, 11/15/04.....................       1,000     1,033
           7.25%, 5/13/05......................      10,000    10,949
           5.50%, 8/15/08......................         375       405
           5.80%, 9/2/08.......................       4,000     4,392
           5.82%, 3/30/09......................       1,000     1,095
           5.89%, 3/30/09......................       5,000     5,493
                                                            ---------
                                                               24,965
                                                            ---------
           Freddie Mac (8.1%)
           3.25%, 12/15/03 - 3/14/08...........       3,500     3,486
           5.00%, 1/15/04......................       7,000     7,125
           5.50%, 8/1/08.......................       1,697     1,742
           6.25%, 3/5/12, Callable 3/5/07 @ 100       2,000     2,113
           6.00%, 5/1/16 - 8/1/18..............       6,018     6,197
           6.50%, 5/1/31.......................         816       838
           7.00%, 6/1/31.......................       1,516     1,585
                                                            ---------
                                                               23,086
                                                            ---------
           Government National Mortgage Assoc.
            (28.6%)
           5.00%, 12/15/17 - 6/15/18...........      23,438    23,629
           5.50%, 2/15/14 - 2/20/32............      13,205    13,437
           6.00%, 5/15/16 - 6/15/31............      18,069    18,593
           6.50%, 7/15/14 - 9/15/16............       6,176     6,460
           6.75%, 4/15/26......................       1,326     1,391
           7.00%, 8/15/11 - 12/15/30...........       6,120     6,428
           7.50%, 5/15/10 - 8/20/30............       7,552     8,035
           8.00%, 7/15/26 - 6/20/30............       2,901     3,115
           8.50%, 11/15/20 - 2/15/23...........          30        32
           9.00%, 6/15/18 - 9/15/22............         190       212
           9.50%, 5/15/18 - 8/15/21............         183       201
                                                            ---------
                                                               81,533
                                                            ---------
           Private Export Funding (6.9%)
           6.31%, 9/30/04, Series C............       2,000     2,113
           6.45%, 9/30/04, Series H............       1,000     1,058
           5.34%, 3/15/06, Series M............         990     1,062
           5.53%, 4/30/06......................       3,500     3,775
           7.11%, 4/15/07, Series ZZ...........       1,200     1,364
           6.49%, 7/15/07, Series B............       2,000     2,238

                                   Continued

 GOVERNMENT INCOME FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                  Shares or
                                                  Principal
                                                   Amount      Value
                                                 ----------- ---------
        U.S. GOVERNMENT AGENCIES, continued
        Private Export Funding, continued
        5.75%, 1/15/08.......................... $     4,300 $   4,702
        5.87%, 7/31/08, Series D................       3,000     3,300
                                                             ---------
                                                                19,612
                                                             ---------
        Sallie Mae (5.2%)
        3.38%, 7/15/04..........................       9,000     9,183
        3.63%, 9/30/04, MTN.....................       3,000     3,075
        5.25%, 3/15/06..........................       2,300     2,461
                                                             ---------
                                                                14,719
                                                             ---------
        Tennessee Valley Authority (5.3%)
        5.38%, 11/13/08.........................       3,850     4,144
        5.63%, 1/18/11, Series A................       5,000     5,333
        6.75%, 11/1/25..........................       5,000     5,550
                                                             ---------
                                                                15,027
                                                             ---------
        TOTAL U.S. GOVERNMENT
         AGENCIES...............................               217,841
                                                             ---------
        U.S. TREASURY NOTES (17.8%)
        5.75%, 8/15/03 - 8/15/10................      19,000    19,982
        2.75%, 9/30/03 - 10/31/03...............      16,000    16,065
        7.50%, 2/15/05..........................       2,000     2,180
        5.63%, 2/15/06..........................       2,000     2,175
        3.50%, 11/15/06.........................       1,000     1,029
        4.38%, 5/15/07..........................       1,500     1,584
        3.25%, 8/15/07..........................       7,500     7,589
                                                             ---------
        TOTAL U.S. TREASURY NOTES...............                50,604
                                                             ---------
        INVESTMENT COMPANIES (4.7%)
        AIM Treasury Money Market Fund..........  13,157,735    13,158
        AmSouth Treasury Reserve Money
         Market Fund............................     200,100       200
                                                             ---------
        TOTAL INVESTMENT
         COMPANIES..............................                13,358
                                                             ---------
        SHORT-TERM SECURITIES HELD
         AS COLLATERAL FOR
         SECURITIES LENDING (24.4%)
        Pool of Various Securities for AmSouth
         Mutual Funds -- Footnote 3 (Securities
         Lending)...............................  69,494,684    69,495
                                                             ---------
        TOTAL SHORT-TERM SECURITIES
         HELD AS COLLATERAL FOR
         SECURITIES LENDING.....................                69,495
                                                             ---------
        TOTAL INVESTMENTS
         (Cost $341,576) (a) -- 123.5%..........               351,298
        Liabilities in excess of other assets --
         (23.5)%................................               (66,902)
                                                             ---------
        NET ASSETS -- 100.0%....................             $ 284,396
                                                             =========

--------
(a)Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $10,726
                      Unrealized depreciation....  (1,004)
                                                  -------
                      Net unrealized appreciation $ 9,722
                                                  =======

MTN-- Medium Term Note

                      See notes to financial statements.

                                                         LIMITED TERM BOND FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                 Shares of
                                                 Principal
                                                  Amount       Value
                                                ------------ ---------
         CORPORATE BONDS (49.1%)
         Automotive -- Finance (2.8%)
         Ford Motor Credit Co., 6.70%, 7/16/04. $      3,500 $   3,621
         Toyota Motor Credit Corp.,
          5.65%, 1/15/07.......................        3,000     3,251
                                                             ---------
                                                                 6,872
                                                             ---------
         Banking (5.3%)
         Bank of New York, 3.90%, 9/1/07.......        1,000     1,014
         First Union Corp., 6.88%, 9/15/05.....        2,000     2,186
         FleetBoston Financial Corp.,
          4.88%, 12/1/06.......................        2,000     2,110
         National City Bank of Indiana,
          2.38%, 8/15/06.......................        2,000     1,990
         Northern Trust Co., 6.70%, 9/15/05....        1,725     1,880
         SunTrust Banks, Inc., 6.90%, 7/1/07...          510       575
         SunTrust Banks, Inc., 6.25%, 6/1/08...        1,000     1,114
         U.S. Bancorp, 2.75%, 3/30/06..........        2,000     2,015
                                                             ---------
                                                                12,884
                                                             ---------
         Beverages (0.6%)
         Coca-Cola Co., 5.25%, 5/15/07.........        1,000     1,063
         Diageo Capital PLC, 6.63%, 6/24/04....          360       377
                                                             ---------
                                                                 1,440
                                                             ---------
         Brokerage Services (4.4%)
         Lehman Brothers Holdings, Inc.,
          3.50%, 8/7/08........................        2,000     1,955
         Merrill Lynch & Co., 6.00%, 11/15/04..        4,000     4,214
         Morgan Stanley Group, Inc.,
          6.10%, 4/15/06.......................        3,500     3,793
         Salomon Smith Barney Holdings,
          6.63%, 11/15/03......................          650       660
                                                             ---------
                                                                10,622
                                                             ---------
         Building Products (0.8%)
         Vulcan Materials Co., 5.75%, 4/1/04...        2,000     2,055
                                                             ---------
         Computers & Peripherals (0.9%)
         IBM Corp., 5.63%, 4/12/04, MTN........        1,045     1,076
         IBM Corp., 4.13%, 6/30/05.............        1,000     1,043
                                                             ---------
                                                                 2,119
                                                             ---------
         Consumer Goods (2.2%)
         Procter & Gamble Co., 5.25%, 9/15/03..        2,000     2,010
         Unilever Capital Corp., 6.88%, 11/1/05        3,000     3,297
                                                             ---------
                                                                 5,307
                                                             ---------
         Cosmetics/Personal Care (0.9%)
         Colgate-Palmolive Co.,
          5.34%, 3/27/06.......................        2,000     2,148
                                                             ---------
         Data Processing/Management (1.3%)
         First Data Corp., 4.70%, 11/1/06......        3,000     3,173
                                                             ---------
         Electronic Components/Instruments (1.1%)
         Consolidated Edison, Inc.,
          3.63%, 8/1/08........................          500       495
         Emerson Electric Co., 7.88%, 6/1/05...        2,000     2,205
                                                             ---------
                                                                 2,700
                                                             ---------

                                   Continued

                                                         LIMITED TERM BOND FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                 Shares of
                                                 Principal
                                                  Amount       Value
                                                ------------ ---------
         CORPORATE BONDS, continued
         Entertainment (0.4%)
         Walt Disney Co.,
          5.13%, 12/15/03, MTN................. $      1,000 $   1,015
                                                             ---------
         Financial Services (6.2%)
         American Express Credit Corp.,
          4.25%, 2/7/05, MTN...................        2,000     2,073
         Associates Corp. N.A., 5.75%, 11/1/03.        1,000     1,011
         Boeing Capital Corp., 5.65%, 5/15/06..        2,000     2,138
         General Electric Capital Corp.,
          5.00%, 2/15/07, MTN..................        3,700     3,926
         Household Netherlands,
          6.20%, 12/1/03.......................        2,500     2,537
         Norwest Financial, Inc.,
          6.70%, 9/22/04.......................        3,000     3,172
                                                             ---------
                                                                14,857
                                                             ---------
         Food Products & Services (1.4%)
         Hershey Foods Corp., 6.70%, 10/1/05...        1,710     1,872
         Sysco Corp., 4.75%, 7/30/05...........        1,500     1,575
                                                             ---------
                                                                 3,447
                                                             ---------
         Industrial Goods & Services (0.2%)
         3M Co., 4.15%, 6/30/05, MTN...........          500       521
                                                             ---------
         Insurance (4.0%)
         AIG SunAmerica Institutional Funding,
          Ltd., 5.20%, 5/10/04 (b).............        2,000     2,060
         American General Finance,
          5.75%, 11/1/03.......................        2,000     2,023
         Marsh & McLennan Cos., Inc.,
          6.63%, 6/15/04.......................          750       783
         Marsh & McLennan Cos., Inc.,
          5.38%, 3/15/07.......................        2,000     2,151
         St. Paul Cos., Inc., 5.75%, 3/15/07...        2,500     2,685
                                                             ---------
                                                                 9,702
                                                             ---------
         Newspapers (0.9%)
         New York Times, 7.63%, 3/15/05........        2,000     2,178
                                                             ---------
         Oil & Gas Exploration, Production, &
          Services (3.2%)
         Amoco Co., 6.25%, 10/15/04............        3,200     3,376
         Chevron Corp., 6.63%, 10/1/04.........        2,000     2,106
         Phillips Petroleum Co., 8.50%, 5/25/05        2,000     2,230
                                                             ---------
                                                                 7,712
                                                             ---------
         Pharmaceuticals (3.0%)
         Abbott Laboratories, 5.63%, 7/1/06....        2,000     2,176
         Bristol-Myers Squibb Co.,
          4.75%, 10/1/06.......................        1,650     1,743
         Eli Lilly & Co., 5.50%, 7/15/06.......        2,000     2,170
         Merck & Co., Inc., 4.13%, 1/18/05.....        1,150     1,187
                                                             ---------
                                                                 7,276
                                                             ---------
         Printing (0.4%)
         R.R. Donnelley & Sons,
          5.00%, 11/15/06......................        1,000     1,043
                                                             ---------

                                   Continued

                                                 Shares of
                                                 Principal
                                                  Amount       Value
                                                ------------ ---------
          CORPORATE BONDS, continued
          Restaurants (0.9%)
          McDonald's Corp.,
           5.38%, 4/30/07, MTN................. $      2,000 $   2,115
                                                             ---------
          Retail (5.6%)
          Lowe's Cos., Inc., 6.38%, 12/15/05...        1,000     1,090
          May Department Stores Co.,
           7.15%, 8/15/04......................        1,750     1,851
          Sears Credit Account Master Trust,
           6.75%, 9/16/09......................        5,000     5,451
          Sears Roebuck Acceptance Corp.,
           6.56%, 11/20/03.....................          850       863
          Target Corp., 7.50%, 2/15/05.........        1,000     1,085
          Target Corp., 3.38%, 3/1/08..........          800       792
          Wal-Mart Stores, Inc., 5.45%, 8/1/06.        2,000     2,169
                                                             ---------
                                                                13,301
                                                             ---------
          Tools (0.2%)
          Stanley Works, 5.75%, 3/1/04.........          500       513
                                                             ---------
          Utilities -- Electric & Gas (2.4%)
          Alabama Power Corp.,
           5.35%, 11/15/03.....................        3,250     3,286
          Alabama Power Corp., 2.65%, 2/15/06..          500       500
          Cincinnati Gas & Electric Co.,
           6.45%, 2/15/04......................        1,300     1,336
          Smith Enron, 5.97%, 12/15/06.........          692       723
                                                             ---------
                                                                 5,845
                                                             ---------
          TOTAL CORPORATE BONDS................                118,845
                                                             ---------
          U.S. TREASURY NOTES (21.8%)
          1.63%, 4/30/05.......................       43,000    43,000
          2.00%, 5/15/06.......................       10,000     9,938
                                                             ---------
          TOTAL U.S. TREASURY NOTES............                 52,938
                                                             ---------
          U.S. TREASURY INFLATION
           PROTECTION BONDS (7.7%)
          3.38%, 1/15/07.......................       17,373    18,681
                                                             ---------
          TOTAL U.S. TREASURY
           INFLATION PROTECTION
           BONDS...............................                 18,681
                                                             ---------
          U.S. GOVERNMENT AGENCIES (13.7%)
          Fannie Mae (4.3%)
          7.00%, 7/15/05.......................        5,000     5,479
          3.50%, 10/15/07, Callable 10/15/04
           @ 100...............................        5,000     4,966
                                                             ---------
                                                                10,445
                                                             ---------
          Federal Home Loan Bank (4.2%)
          4.88%, 4/16/04.......................       10,000    10,263
                                                             ---------
          Freddie Mac (4.3%)
          6.88%, 1/15/05.......................        5,000     5,375
          2.50%, 12/4/06, Callable 6/4/04 @ 100        5,000     4,943
                                                             ---------
                                                                10,318
                                                             ---------

                                   Continued

 LIMITED TERM BOND FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares of
                                                   Principal
                                                    Amount      Value
                                                  ----------- --------
         U.S. GOVERNMENT AGENCIES, continued
         Government National Mortgage Assoc. (0.9%)
         7.50%, 4/15/09 - 8/15/11................ $       638 $    689
         8.00%, 12/15/07 - 4/15/10...............       1,193    1,289
         8.50%, 9/15/09 - 12/15/09...............         273      299
                                                              --------
                                                                 2,277
                                                              --------
         TOTAL U.S. GOVERNMENT
          AGENCIES...............................               33,303
                                                              --------
         INVESTMENT COMPANIES (7.0%)
         AmSouth Prime Money Market Fund.........   9,528,584    9,529
         AmSouth U.S. Treasury Money Market
          Fund...................................   7,485,237    7,485
                                                              --------
         TOTAL INVESTMENT
          COMPANIES..............................               17,014
                                                              --------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (25.8%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3 (Securities
          Lending)...............................  62,685,950   62,686
                                                              --------
         TOTAL SHORT-TERM SECURITIES
          HELD AS COLLATERAL FOR
          SECURITIES LENDING.....................               62,686
                                                              --------
         TOTAL INVESTMENTS
          (Cost $297,724) (a) -- 125.1%..........              303,467
         Liabilities in excess of other assets --
          25.1%..................................              (60,879)
                                                              --------
         NET ASSETS -- 100.0%....................             $242,588
                                                              ========

--------
(a)Cost for federal income tax purposes is $298,483. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                      Unrealized appreciation.... $5,691
                      Unrealized depreciation....   (707)
                                                  ------
                      Net unrealized appreciation $4,984
                                                  ======

(b)Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
MTN -- Medium Term Note
PLC -- Public Limited Company

                      See notes to financial statements.

                                                                      BOND FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                Shares or
                                                Principal
                                                 Amount       Value
                                              ------------- ----------
          CORPORATE BONDS (51.0%)
          Aerospace/Defense (1.2%)
          Boeing Corp., 6.88%, 11/1/06....... $       2,145 $    2,346
          United Technologies Corp.,
           7.13%, 11/15/10...................         5,000      5,711
                                                            ----------
                                                                 8,057
                                                            ----------
          Aluminum (0.7%)
          Alcoa, Inc., 7.38%, 8/1/10.........         4,000      4,576
                                                            ----------
          Automotive -- Finance (2.7%)
          Ford Motor Credit Co.,
           6.25%, 12/8/05....................         3,485      3,597
          Ford Motor Credit Co.,
           7.35%, 11/7/11, MTN...............         1,750      1,689
          General Motors Acceptance Corp.,
           5.75%, 11/10/03...................         1,500      1,516
          General Motors Acceptance Corp.,
           7.50%, 7/15/05....................         3,000      3,214
          General Motors Acceptance Corp.,
           6.15%, 4/5/07.....................         2,000      2,058
          Toyota Motor Credit Corp.,
           5.65%, 1/15/07....................         5,000      5,418
                                                            ----------
                                                                17,492
                                                            ----------
          Banking (7.8%)
          Bank One Corp., 7.00%, 7/15/05.....         3,157      3,441
          Bank One, Texas, 6.25%, 2/15/08....         1,000      1,095
          Branch Banking & Trust,
           4.88%, 1/15/13....................         4,500      4,401
          Fifth Third Bank, 6.75%, 7/15/05...         4,000      4,345
          First Union Corp., 6.88%, 9/15/05..         5,000      5,463
          FleetBoston Financial Corp.,
           4.88%, 12/1/06....................         2,100      2,216
          J.P. Morgan & Co., 7.63%, 9/15/04..         3,856      4,114
          NationsBank Corp., 7.75%, 8/15/15..         1,100      1,286
          Northern Trust Co., 7.10%, 8/1/09..         6,000      6,886
          State Street Boston, 7.65%, 6/15/10         5,000      5,901
          Suntrust Bank, 6.38%, 4/1/11.......         5,500      6,063
          SunTrust Banks, Inc., 7.38%, 7/1/06         3,159      3,582
          Wachovia Corp., 6.61%, 10/1/25.....         1,875      1,983
                                                            ----------
                                                                50,776
                                                            ----------
          Beverages (0.7%)
          Coca-Cola Co., 5.75%, 3/15/11......         4,000      4,295
                                                            ----------
          Brokerage Services (2.4%)
          Bear Stearns & Co., Inc.,
           6.63%, 10/1/04....................         2,910      3,085
          Bear Stearns & Co., Inc.,
           4.00%, 1/31/08....................         2,800      2,827
          Dean Witter Discover & Co.,
           6.50%, 11/1/05....................         3,500      3,798
          Lehman Brothers Holdings, Inc.,
           3.50%, 8/7/08.....................         6,000      5,865
                                                            ----------
                                                                15,575
                                                            ----------

                                   Continued

                                                                      BOND FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                Shares or
                                                Principal
                                                 Amount       Value
                                              ------------- ----------
          CORPORATE BONDS, continued
          Building Products (0.6%)
          Vulcan Materials Co., 5.75%, 4/1/04 $       2,000 $    2,055
          Vulcan Materials Co., 6.00%, 4/1/09         2,000      2,159
                                                            ----------
                                                                 4,214
                                                            ----------
          Computers & Peripherals (0.8%)
          IBM Corp., 5.38%, 2/1/09...........         5,000      5,338
                                                            ----------
          Consumer Goods (1.9%)
          Nike, Inc., 6.38%, 12/1/03.........         3,000      3,049
          Nike, Inc., 5.50%, 8/15/06.........         3,500      3,802
          Unilever Capital Corp.,
           7.13%, 11/1/10....................         5,000      5,763
                                                            ----------
                                                                12,614
                                                            ----------
          Consumer Products (0.1%)
          Clorox Co., 6.13%, 2/1/11..........           500        542
                                                            ----------
          Cosmetics/Personal Care (1.0%)
          Colgate-Palmolive Co.,
           5.34%, 3/27/06....................         4,400      4,725
          Kimberly-Clark Corp.,
           7.10%, 8/1/07.....................         1,700      1,925
                                                            ----------
                                                                 6,650
                                                            ----------
          Data Processing/Management (1.1%)
          First Data Corp., 4.70%, 11/1/06...         7,000      7,403
                                                            ----------
          Electric -- Integrated (0.6%)
          Alabama Power Co., 7.13%, 8/15/04..         2,000      2,117
          Alabama Power Co., 7.13%, 10/1/07..         1,700      1,918
                                                            ----------
                                                                 4,035
                                                            ----------
          Electrical & Electronic (1.8%)
          General Electric Co., 5.00%, 2/1/13        12,000     11,764
                                                            ----------
          Electronic Components/ Instruments (0.6%)
          Emerson Electric, 6.30%, 11/1/05...         1,500      1,629
          Honeywell, Inc., 7.00%, 3/15/07....         2,000      2,233
                                                            ----------
                                                                 3,862
                                                            ----------
          Entertainment (0.6%)
          Walt Disney Co.,
           5.13%, 12/15/03, MTN..............         4,143      4,205
                                                            ----------
          Financial Services (5.0%)
          ASIF Global Financing,
           3.85%, 11/26/07, (b)..............         5,000      5,015
          Associates Corp. N.A.,
           5.75%, 10/15/03...................         2,000      2,018
          Associates Corp. N.A.,
           5.75%, 11/1/03....................         3,625      3,665
          Boeing Capital Corp.,
           7.38%, 9/27/10....................         6,251      6,999
          Commercial Credit Co.,
           6.50%, 8/1/04.....................         3,000      3,151
          Countrywide Home Loan,
           6.84%, 10/22/04...................         2,125      2,255
          Household Finance Corp.,
           6.50%, 1/24/06....................         5,000      5,455

                                   Continued

                                                 Shares or
                                                 Principal
                                                  Amount       Value
                                               ------------- ----------
         CORPORATE BONDS, continued
         Financial Services, continued
         Mellon Funding Corp.,
          6.40%, 5/14/11...................... $       2,000 $    2,198
         Norwest Financial, Inc.,
          6.63%, 7/15/04......................         2,000      2,098
                                                             ----------
                                                                 32,854
                                                             ----------
         Food Products & Services (1.3%)
         Sara Lee Corp.,
          6.15%, 6/19/08, MTN.................         5,625      6,143
         Sysco Corp., 4.75%, 7/30/05..........         2,500      2,625
                                                             ----------
                                                                  8,768
                                                             ----------
         Foreign Government (0.5%)
         British Columbia, 4.63%, 10/3/06.....         3,000      3,174
                                                             ----------
         Industrial Goods & Services (0.6%)
         Rockwell International Corp.,
          6.63%, 6/1/05.......................         3,456      3,685
                                                             ----------
         Insurance (4.8%)
         AIG SunAmerica Institutional Funding,
          Ltd., 5.20%, 5/10/04 (b)............         1,875      1,931
         Chubb Corp., 6.15%, 8/15/05..........         1,000      1,074
         Chubb Corp., 6.00%, 11/15/11.........         1,000      1,056
         Hartford Life, Inc., 6.90%, 6/15/04..         3,100      3,238
         John Hancock, 5.63%, 12/1/08.........         5,000      5,338
         Marsh & McLennan Cos., Inc.,
          5.38%, 3/15/07......................         1,500      1,614
         MetLife, Inc., 6.13%, 12/1/11........         1,000      1,068
         Prudential Funding LLC,
          6.60%, 5/15/08 (c)..................         6,000      6,667
         St. Paul Cos., Inc., 5.75%, 3/15/07..         9,125      9,797
                                                             ----------
                                                                 31,783
                                                             ----------
         Machinery -- Construction and Mining (0.2%)
         Caterpillar, Inc., 6.55%, 5/1/11.....         1,000      1,116
                                                             ----------
         Manufacturing (0.3%)
         PPG Industries, Inc., 7.05%, 8/15/09.         2,000      2,253
                                                             ----------
         Meat Packing Plants (1.2%)
         Hormel Foods Corp., 6.63%, 6/1/11....         7,000      7,761
                                                             ----------
         Newspapers (0.3%)
         New York Times, 7.63%, 3/15/05.......         2,000      2,178
                                                             ----------
         Oil & Gas Exploration, Production, & Services (1.4%)
         Conoco Inc., 5.90%, 4/15/04..........         1,500      1,549
         Conoco Inc., 6.35%, 4/15/09..........         1,000      1,115
         Phillips Petroleum Co.,
          6.38%, 3/30/09......................         2,000      2,225
         Texaco Capital, 7.09%, 2/1/07........         4,000      4,550
                                                             ----------
                                                                  9,439
                                                             ----------
         Pharmaceuticals (2.7%)
         Abbott Laboratories, 5.63%, 7/1/06...         4,000      4,350
         Eli Lilly & Co., 5.50%, 7/15/06......         6,000      6,510
         Pfizer Inc., 5.63%, 2/1/06...........         3,900      4,212
         Pharmacia Corp., 5.75%, 12/1/05......         2,600      2,815
                                                             ----------
                                                                 17,887
                                                             ----------

                                   Continued

 Bond Fund
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                Shares or
                                                Principal
                                                 Amount       Value
                                              ------------- ----------
         CORPORATE BONDS, continued
         Restaurants (1.2%)
         McDonald's Corp.,
          5.38%, 4/30/07, MTN................ $       2,000 $    2,115
         McDonald's Corp., 5.35%, 9/15/08....         5,500      5,871
                                                            ----------
                                                                 7,986
                                                            ----------
         Retail (2.7%)
         May Department Stores Co.,
          7.15%, 8/15/04.....................         1,000      1,058
         May Department Stores Co.,
          17.90%, 0/15/07....................         1,000      1,145
         Sears Credit Account Master Trust,
          6.75%, 9/16/09.....................         5,000      5,451
         Target Corp., 7.50%, 2/15/05........         2,000      2,170
         Target Corp., 5.88%, 3/1/12.........         3,000      3,183
         Wal-Mart Stores, Inc., 5.45%, 8/1/06         4,500      4,882
                                                            ----------
                                                                17,889
                                                            ----------
         Tools (0.3%)
         Stanley Works, 5.75%, 3/1/04........         2,000      2,050
                                                            ----------
         Utilities -- Electric & Gas (2.4%)
         Baltimore Gas & Electric,
          7.50%, 1/15/07.....................         3,100      3,522
         Cincinnati Gas & Electric Co.,
          6.45%, 2/15/04.....................         1,500      1,541
         National Rural Utilities Corp.,
          6.38%, 10/15/04....................         3,100      3,282
         Smith Enron, 5.97%, 12/15/06........         1,070      1,118
         Virginia Electric & Power Co.,
          8.00%, 3/1/04......................         2,500      2,597
         Wisconsin Electric Power,
          6.63%, 11/15/06....................         3,500      3,881
                                                            ----------
                                                                15,941
                                                            ----------
         Utilities -- Telecommunications (1.5%)
         BellAtlantic Corp., 6.25%, 2/15/04..         2,000      2,050
         BellSouth Telecommunications,
          6.50%, 6/15/05.....................         3,500      3,784
         GTE California, Inc., 6.70%, 9/1/09.         1,500      1,667
         Southwestern Bell Telephone,
          6.63%, 4/1/05......................         2,000      2,155
                                                            ----------
                                                                 9,656
                                                            ----------
         TOTAL CORPORATE BONDS...............                  335,818
                                                            ----------
         MUNICIPAL BONDS (0.1%)
         Georgia (0.1%)
         Atlanta Downtown Development Lease
          Revenue Bond, 6.88%, 2/1/21........           800        907
                                                            ----------
         TOTAL MUNICIPAL BONDS...............                      907
                                                            ----------
         U.S. GOVERNMENT AGENCIES (18.2%)
         Fannie Mae (4.7%)
         5.13%, 2/13/04......................        10,600     10,826
         7.13%, 3/15/07......................         5,000      5,684
         5.25%, 3/22/07......................        14,000     14,376
                                                            ----------
                                                                30,886
                                                            ----------

                                   Continued

                                                Shares or
                                                Principal
                                                 Amount       Value
                                              ------------- ----------
         U.S. GOVERNMENT AGENCIES, continued
         Federal Home Loan Bank (0.5%)
         4.88%, 4/16/04...................... $       3,000 $    3,079
                                                            ----------
         Freddie Mac (4.5%)
         6.88%, 1/15/05......................        18,000     19,351
         6.25%, 3/5/12, Callable 3/5/07 @ 100        10,000     10,563
                                                            ----------
                                                                29,914
                                                            ----------
         Government National Mortgage Assoc. (8.5%)
         6.00%, 6/15/33......................         7,128      7,266
         6.50%, 8/15/11 - 6/15/31............        34,913     36,128
         7.00%, 9/15/11 - 5/15/32............        11,533     12,112
         7.50%, 8/15/11......................           170        184
         8.00%, 5/15/10......................           114        123
                                                            ----------
                                                                55,813
                                                            ----------
         TOTAL U.S. GOVERNMENT
          AGENCIES...........................                  119,692
                                                            ----------
         U.S. TREASURY BILLS* (15.0%)
         7.50%, 11/15/16.....................        34,000     42,129
         6.25%, 8/15/23......................        52,000     57,111
                                                            ----------
         TOTAL U.S. TREASURY BILLS...........                   99,240
                                                            ----------
         U.S. TREASURY NOTES (13.8%)
         1.63%, 4/30/05......................        90,000     90,000
         6.50%, 2/15/10......................         1,150      1,325
                                                            ----------
         TOTAL U.S. TREASURY NOTES...........                   91,325
                                                            ----------
         INVESTMENT COMPANIES (0.6%)
         AmSouth Prime Money Market
          Fund...............................     4,234,584      4,235
         AmSouth U.S. Treasury Money Market
          Fund...............................         3,047          3
                                                            ----------
         TOTAL INVESTMENT
          COMPANIES..........................                    4,238
                                                            ----------

                                   Continued

 Bond Fund
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                 Shares or
                                                 Principal
                                                  Amount      Value
                                                ----------- ---------
         SHORT-TERM SECURITIES HELD
          AS COLLATERAL FOR
          SECURITIES LENDING (29.0%)
         Pool of Various Securities for AmSouth
          Mutual Funds -- Footnote 3
          (Securities Lending)................. 191,636,437 $ 191,636
                                                            ---------
         TOTAL SHORT-TERM
          SECURITIES HELD AS
          COLLATERAL FOR SECURITIES
          LENDING..............................               191,636
                                                            ---------
         TOTAL INVESTMENTS
          (Cost $811,390) (a) -- 127.7%........               842,856
         Liabilities in excess of other
          assets -- (27.7)%....................              (182,848)
                                                            ---------
         NET ASSETS -- 100.0%..................             $ 660,008
                                                            =========

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $34,445
                      Unrealized depreciation....  (2,979)
                                                  -------
                      Net unrealized appreciation $31,466
                                                  =======

(b)Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
MTN -- Medium Term Note
* Rates disclosed represent yield effective at purchase.

                      See notes to financial statements.

                                                            MUNICIPAL BOND FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                    Shares or
                                                    Principal
                                                     Amount      Value
                                                   ----------- ---------
        MUNICIPAL BONDS (95.2%)
        Alabama (37.9%)
        Alabama 21st Century Authority Tobacco
         Settlement Revenue, 5.13%, 12/1/05....... $     1,000 $   1,022
        Alabama 21st Century Authority Tobacco
         Settlement Revenue, 5.25%, 12/1/06.......       1,000     1,028
        Alabama State Agriculture & Mechanical
         University, Revenue, 4.55%, 11/1/09,
         Callable 5/1/08 @ 102, MBIA..............       2,245     2,405
        Alabama State Agriculture & Mechanical
         University, Revenue, 4.65%, 11/1/10,
         Callable 5/1/08 @ 102, MBIA..............       2,355     2,493
        Alabama State Agriculture & Mechanical
         University, Revenue, 6.50%, 11/1/25,
         Callable 11/1/05 @ 102, MBIA.............       2,035     2,299
        Alabama State Judicial Building Authority,
         Judicial Facilities Project,
         4.75%, 1/1/05, AMBAC.....................       3,700     3,876
        Alabama State Judicial Building Authority,
         Judicial Facilities Project,
         4.85%, 1/1/06, AMBAC.....................       3,880     4,149
        Alabama State Public School & College
         Authority, 5.00%, 12/1/05, Callable
         6/1/03 @ 103.............................       3,390     3,502
        Alabama State Public School & College
         Authority, 5.13%, 11/1/14, Callable
         11/1/08 @ 101.5, FSA.....................       8,000     8,431
        Alabama State Public School & College
         Authority, Capital Improvement, 4.75%,
         11/1/06, Callable 11/1/05 @ 101..........       5,000     5,347
        Alabama State Water Pollution Control
         Authority, Revolving Fund, Series B,
         5.25%, 8/15/08, Callable 8/15/06 @ 100,
         AMBAC....................................       1,095     1,187
        Alabama State Water Pollution Control
         Authority, Revolving Fund, Series B,
         5.38%, 8/15/10, Callable 8/15/06 @ 100,
         AMBAC....................................         860       935
        Alabama State Water Pollution Control
         Authority, Revolving Fund, Series B,
         5.40%, 8/15/11, Callable 8/15/06 @ 100,
         AMBAC....................................       1,840     2,002
        Alabama State Water Pollution Control
         Authority, Revolving Fund, Series B,
         5.50%, 8/15/16, Callable 8/15/06 @ 100,
         AMBAC....................................       3,890     4,189
        Alabama State, Series A, GO,
         4.60%, 10/1/05...........................       3,500     3,734
        Alabama State, Series E, GO,
         4.00%, 9/1/08............................       2,855     3,005
        Alabama State, Series E, GO,
         4.00%, 9/1/09............................       4,210     4,382
        Athens, Warrants, GO,
         1.85%, 2/1/06, MBIA......................         680       678
        Athens, Warrants, GO,
         2.35%, 2/1/07, MBIA......................         690       687

                                   Continued

 MUNICIPAL BOND FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
         MUNICIPAL BONDS, continued
         Alabama, continued
         Auburn University, University Revenues,
          General Fee, 5.00%, 6/1/13, Callable
          6/1/12 @ 100, AMBAC.................... $     4,800 $   5,093
         Auburn University, University Revenues,
          General Fee, Series A, 5.50%, 6/1/12,
          Callable 6/1/11 @ 100, MBIA............       2,125     2,332
         Birmingham, GO, 4.90%, 7/1/06...........       1,500     1,624
         Birmingham, Capital Improvements,
          Series A, GO, 4.75%, 10/1/10,
          Callable 4/1/08 @ 102..................       1,340     1,426
         Birmingham, Capital Improvements,
          Series A, GO, 4.85%, 10/1/11,
          Callable 4/1/08 @ 102..................       1,430     1,511
         Birmingham, Capital Improvements,
          Series B, GO, 4.80%, 10/1/08,
          Callable 4/1/07 @ 102..................       1,040     1,127
         Birmingham, Industrial Water Board,
          Industrial Water Supply,
          5.30%, 3/1/04, ETM.....................       1,100     1,128
         Birmingham, Industrial Water Board,
          Industrial Water Supply, 5.40%, 3/1/05,
          Callable 3/1/04 @ 101, ETM.............       1,000     1,063
         Birmingham, Industrial Water Board,
          Industrial Water Supply, 5.50%, 3/1/06,
          Prerefunded 3/1/05 @ 100...............       1,300     1,384
         Birmingham, Industrial Water Board,
          Industrial Water Supply, 6.20%, 7/1/08,
          Prerefunded 1/1/07 @ 100...............       2,305     2,525
         Birmingham, Special Care Facilities
          Funding Authority, Series D, 4.95%,
          11/1/14, Prerefunded 11/1/07 @ 100.....       2,585     2,828
         Clark & Mobile County, Gas District,
          5.60%, 12/1/17, Callable 12/1/06 @ 102,
          MBIA...................................       1,045     1,129
         Decatur, Warrants, Series A, GO,
          2.25%, 12/1/04.........................         180       183
         Decatur, Warrants, Series A, GO,
          2.25%, 12/1/05.........................         435       442
         Decatur, Warrants, Series A, GO,
          2.40%, 12/1/06.........................         205       207
         Decatur, Warrants, Series A, GO,
          2.50%, 12/1/07.........................         210       209
         Decatur, Warrants, Series B, GO,
          2.25%, 12/1/05.........................         215       219
         Decatur, Warrants, Series B, GO,
          2.40%, 12/1/06.........................         100       101
         Decatur, Warrants, Series B, GO,
          2.50%, 12/1/07.........................         140       139
         Decatur, Warrants, Series C, GO,
          2.50%, 8/1/05..........................         245       250
         Decatur, Warrants, Series C, GO,
          2.88%, 8/1/06..........................         200       205
         Decatur, Warrants, Series C, GO,
          2.88%, 8/1/07..........................         220       223

                                   Continued

                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
        MUNICIPAL BONDS, continued
        Alabama, continued
        Decatur, Warrants, Series D, GO,
         2.50%, 8/1/05........................... $       580 $     592
        Decatur, Warrants, Series D, GO,
         2.88%, 8/1/06...........................         590       605
        Decatur, Warrants, Series D, GO,
         2.88%, 8/1/07...........................         610       618
        Dothan, GO, 5.05%, 9/1/09, FSA...........         905       994
        Dothan, GO, 5.10%, 9/1/10, Callable
         9/1/09 @ 101, FSA.......................       1,515     1,648
        Florence Water, Series B, 4.70%, 12/1/13,
         Callable 12/1/08 @ 102, FSA.............       1,025     1,059
        Florence, Warrants, Series A, GO,
         4.35%, 12/1/07..........................         390       419
        Florence, Warrants, Series A, GO,
         2.40%, 9/1/08...........................       1,370     1,328
        Florence, Warrants, Series A, GO,
         4.40%, 12/1/08..........................         405       435
        Florence, Warrants, Series A, GO,
         4.50%, 12/1/09..........................         425       455
        Florence, Warrants, Series A, GO,
         4.60%, 12/1/10, Callable 12/1/08 @......         445       472
        Florence, Warrants, Series B, GO,
         4.35%, 12/1/07, FSA.....................         790       849
        Florence, Warrants, Series B, GO,
         4.40%, 12/1/08, FSA.....................         825       886
        Florence, Warrants, Series B, GO, 4.50%,
         12/1/09, Callable 12/1/08 @ 102, FSA....         865       925
        Florence, Warrants, Series B, GO, 4.60%,
         12/1/10, Callable 12/1/08 @ 102, FSA....         900       954
        Homewood Board of Education, Warrants,
         Capital Outlay, 4.00%, 2/1/10, FSA......       1,085     1,109
        Homewood Board of Education, Warrants,
         Capital Outlay, 4.00%, 2/1/11, FSA......       1,000     1,009
        Homewood Board of Education, Warrants,
         Capital Outlay, 4.00%, 2/1/12, FSA......       1,010     1,007
        Huntsville, Series A, GO, 4.75%, 11/1/18,
         Callable 11/1/08 @ 101..................       1,445     1,443
        Huntsville Electric, 4.60%, 12/1/09,
         Callable 12/1/07 @ 102..................         550       589
        Huntsville Electric, 4.70%, 12/1/10,
         Callable 12/1/07 @ 102..................         660       698
        Huntsville Electric, 4.80%, 12/1/11,
         Callable 12/1/07 @ 102..................         680       716
        Huntsville, Warrants, Series B, GO,
         4.00%, 11/1/05..........................       3,120     3,293
        Huntsville, Warrants, Series B, GO,
         4.00%, 11/1/06..........................       3,245     3,446
        Huntsville, Warrants, Series B, GO,
         4.10%, 11/1/07..........................       3,380     3,595
        Huntsville, Water Treatment Systems,
         Series A, GO, 5.13%, 5/1/20,
         Callable 5/1/12 @ 102, OID..............       1,895     1,926

                                   Continued

                                                            MUNICIPAL BOND FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (Amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
        MUNICIPAL BONDS, continued
        Alabama, continued
        Jefferson County, Warrants, GO,
         5.10%, 2/15/10, FSA..................... $     1,000 $   1,086
        Madison Water & Wastewater Board,
         Water & Sewer Revenue, 4.60%,
         12/1/11, AMBAC..........................         725       755
        Mobile, Warrants, GO, 6.50%, 2/15/05,
         AMBAC...................................       1,630     1,755
        Mobile, Warrants, GO, 6.50%, 2/15/06,
         AMBAC...................................       1,685     1,872
        Mobile, Warrants, GO, 4.85%, 2/15/09.....       1,765     1,867
        Montgomery Downtown Redevelopment
         Authority, Lease Revenue,
         5.00%, 10/1/08..........................       1,895     2,083
        Montgomery, Warrants, GO,
         5.00%, 5/1/11, AMBAC....................       1,530     1,645
        Montgomery, Warrants, GO,
         5.25%, 5/1/12, AMBAC....................       2,545     2,770
        Montgomery, Waterworks & Sanitation
         Sewer Board, Water & Sewer Systems
         Revenue, 5.50%, 9/1/08, Callable 9/1/06
         @ 101, AMBAC............................       3,000     3,300
        Montgomery, Waterworks & Sanitation
         Sewer Board, Water & Sewer Systems
         Revenue, 5.25%, 9/1/18, Callable 9/1/11
         @ 101, AMBAC............................       4,125     4,300
        Shelby County Board of Education,
         Warrants, Capital Outlay, 4.80%, 2/1/10,
         Callable 2/1/09 @ 101, AMBAC............       1,005     1,073
        Talladega County, Industrial Development
         Board, Cyprus 1 Project,
         9.75%, 12/1/13..........................         335       337
        University of Alabama General Fee,
         4.75%, 6/1/11, Callable 6/1/07 @ 102,
         MBIA....................................       1,500     1,571
        University of Alabama General Fee,
         4.60%, 6/1/09, Callable 6/1/07 @ 102,
         MBIA....................................       1,200     1,280
        University of Alabama General Fee,
         4.70%, 6/1/10, Callable 6/1/07 @ 102,
         MBIA....................................       1,300     1,372
        University of South Alabama, University
         Revenues, Tuition, 4.70%, 11/15/08,
         Callable 5/15/06 @ 102, AMBAC...........       2,185     2,327
                                                              ---------
                                                                141,162
                                                              ---------
        Arizona (1.3%)
        Arizona School Facilities, Board Revenue
         State School Improvement,
         5.50%, 7/1/10...........................       3,000     3,355
        Pima County, School District No.16,
         Catalina Foothills, GO, 5.75%, 7/1/06,
         MBIA....................................       1,200     1,327
                                                              ---------
                                                                  4,682
                                                              ---------

                                   Continued

                                                     Shares or
                                                     Principal
                                                      Amount      Value
                                                    ----------- ---------
       MUNICIPAL BONDS, continued
       California (1.7%)
       Franklin-McKinley School District, GO,
        6.00%, 7/1/16, FSA......................... $     1,000 $   1,153
       San Mateo County Transit District, Sales
        Tax Revenue, Series A, 5.25%, 6/1/16,
        Callable 6/1/09 @ 101, FSA.................       4,765     5,010
                                                                ---------
                                                                    6,163
                                                                ---------
       Colorado (1.8%)
       Central Platte Valley Metropolitan District,
        5.20%, 12/1/17, Prerefunded 12/1/09 @
        101, OID, ACA..............................       5,940     6,692
                                                                ---------
       Florida (8.8%)
       Dade County, Series DD, GO,
        7.70%, 10/1/08, AMBAC......................       1,760     2,156
       Dade County, Series DD, GO,
        7.70%, 10/1/12, AMBAC......................       1,000     1,261
       Florida State Board of Education, Capital
        Outlay, Series A, GO, 5.00%, 6/1/08........       6,500     7,123
       Jacksonville, Water & Sewer District,
        Revenue, 5.00%, 10/1/20, MBIA..............       9,550    10,438
       Key West Utilities Board, Electric
        Revenue, 6.00%, 10/1/13, AMBAC.............       2,450     2,824
       Reedy Creek, Improvement District,
        Series 1, 5.50%, 10/1/08,
        Callable 10/1/07 @ 101, AMBAC..............       8,070     8,982
                                                                ---------
                                                                   32,784
                                                                ---------
       Hawaii (1.1%)
       Hawaii State, GO, 5.50%, 3/1/16,
        Prerefunded 3/1/07 @ 102, FGIC.............       3,625     4,085
                                                                ---------
       Illinois (2.8%)
       Chicago Metropolitan Water Reclamation
        District, Greater Chicago Capital
        Improvements, GO, 6.90%, 1/1/07............       7,830     8,940
       Will County Forest Preservation District,
        Series B, 0.00%, 12/1/18, FGIC.............       3,000     1,333
                                                                ---------
                                                                   10,273
                                                                ---------
       Kentucky (0.6%)
       Carrollton & Henderson Public Energy
        Authority, Gas Revenue, Series A,
        5.00%, 1/1/09, FSA.........................       2,000     2,177
                                                                ---------
       Louisiana (0.3%)
       Louisiana Local Government
        Environmental Facilities, Community
        Development Authority Revenue,
        Capital Projects & Equipment
        Acquisition, 5.25%, 12/1/18,
        AMBAC......................................       1,085     1,143
                                                                ---------
       Maryland (1.4%)
       Maryland State Department of
        Transportation, Construction Revenue,
        4.00%, 12/15/07............................       5,000     5,313
                                                                ---------

                                   Continued

 MUNICIPAL BOND FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                    Shares or
                                                    Principal
                                                     Amount      Value
                                                   ----------- ---------
        MUNICIPAL BONDS, continued
        Minnesota (0.6%)
        Centennial Independent School District
         No. 12, Series A, GO, 5.60%, 2/1/07,
         MBIA..................................... $     2,175 $   2,406
                                                               ---------
        Mississippi (0.9%)
        Medical Center Educational Building Corp.
         of Mississippi, Revenue, University of
         Mississippi Medical Center Project,
         5.90%, 12/1/23, Prerefunded 12/1/04 @
         102, MBIA................................       2,075     2,249
        Mississippi State, Series B, GO,
         5.90%, 11/15/09..........................       1,000     1,148
                                                               ---------
                                                                   3,397
                                                               ---------
        Missouri (0.1%)
        Missouri State, Water Pollution,
         Series B, GO, 5.00%, 8/1/07,
         Callable 8/1/03 @ 102....................         390       399
                                                               ---------
        Ohio (2.9%)
        Ohio State Higher Education, Series A,
         GO, 5.20%, 2/1/10........................       9,700    10,635
                                                               ---------
        Oklahoma (0.5%)
        Moore, GO, 5.75%, 4/1/12, MBIA............       1,530     1,675
                                                               ---------
        Oregon (2.2%)
        Salem, GO, 4.45%, 12/1/10, Callable
         6/1/09 @ 100, FSA........................       2,365     2,467
        Washington County Criminal Justice
         Facilities, GO, 5.00%, 12/1/09, Callable
         12/1/07 @ 100............................       5,285     5,740
                                                               ---------
                                                                   8,207
                                                               ---------
        Rhode Island (1.2%)
        Rhode Island Port Authority & Economic
         Development Corp., Revenue, Shepard
         Building Project, Series B, 6.75%,
         6/1/25, Prerefunded 6/1/04 @ 102,
         AMBAC....................................       1,000     1,068
        Rhode Island State, Series A, GO, 5.75%,
         9/1/13, Callable 9/1/09 @ 101, FGIC......       3,065     3,410
                                                               ---------
                                                                   4,478
                                                               ---------
        South Carolina (2.7%)
        Beaufort County School District, Series B,
         GO, 4.10%, 2/1/09, Callable 2/1/07 @
         101, SCSDE...............................       5,525     5,729
        Beaufort County School District,
         Series B, GO, 4.90%, 3/1/09,
         Callable 3/1/05 @ 101....................       4,125     4,355
                                                               ---------
                                                                  10,084
                                                               ---------
        Tennessee (3.2%)
        Jackson, Improvements, 5.00%, 3/1/10,
         Prerefunded 3/1/05 @ 102.................       2,000     2,133

                                   Continued

                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
        MUNICIPAL BONDS, continued
        Tennessee, continued
        Metropolitan Government, Nashville &
         Davidson County, Industrial
         Development Board, Revenue, Multi-
         Family Housing, Arbor, Series B,
         7.50%, 11/15/10, Prerefunded
         5/15/10 @ 100........................... $     1,000 $   1,238
        Metropolitan Government, Nashville &
         Davidson County, Industrial
         Development Board, Revenue, Multi-
         Family Housing, Arbor, Series C,
         7.50%, 11/15/12, Prerefunded
         5/15/12 @100............................       1,000     1,260
        Tennessee State, Series B, GO,
         5.00%, 5/1/15, Callable 5/1/08 @ 100....       1,500     1,552
        Tennessee State, Series B, GO,
         4.60%, 5/1/07, Callable 5/1/06 @ 100....       5,495     5,814
                                                              ---------
                                                                 11,997
                                                              ---------
        Texas (9.5%)
        Dallas County, Series A, GO,
         5.25%, 8/15/09..........................       3,000     3,321
        Harris County, Housing Financial Corp.,
         Multi-Family Housing Revenue, Breton
         Mill Partners, 7.00%, 3/1/07,
         Prerefunded 2/15/07 @ 100...............       1,000     1,158
        Katy Independent School District,
         Series A, GO, 4.50%, 2/15/20,
         Callable 2/15/08 @ 100, PSF-GTD.........       3,600     3,389
        Lubbock Health Facilities Development
         Corp., Hospital Revenue, Methodist
         Hospital, Series B, 6.75%, 12/1/10,
         AMBAC...................................       1,000     1,205
        Mesquite Independent School District,
         Series A, GO, 4.70%, 8/15/08,
         Callable 8/15/07 @ 100..................       4,000     4,265
        Richardson Independent School District,
         Series C, 4.75%, 2/15/22, Callable
         2/15/08 @ 100 PSF-GTD...................       1,000       952
        San Antonio, Series A, GO, 4.75%, 2/1/19,
         Callable 2/1/09 @ 100...................       1,590     1,570
        Texas State, Public Finance Authority,
         Series A, GO, 5.25%, 10/1/08............       7,965     8,859
        University of Texas, 4.60%, 7/1/08,
         Callable 7/1/06 @ 100...................       3,575     3,770
        University of Texas, Series B, 4.25%,
         8/15/09, Callable 8/15/07 @ 100.........       5,455     5,655
        Whitehouse Independent School District,
         GO, 4.80%, 2/15/12,
         Callable 2/15/08 @ 100..................       1,000     1,028
                                                              ---------
                                                                 35,172
                                                              ---------
        Utah (5.5%)
        Davis County, School District, GO, 4.38%,
         6/1/08, School Board Guaranty...........       4,805     5,129

                                   Continued

                                                            MUNICIPAL BOND FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
         MUNICIPAL BONDS, continued
         Utah, continued
         Jordan School District, GO, 4.80%,
          6/15/08, Callable 6/15/07 @ 100........ $     3,810 $   4,084
         Utah State, Series F, GO, 5.00%, 7/1/09.       5,200     5,705
         Utah State, Series F, GO, 5.50%, 7/1/07.       5,000     5,581
                                                              ---------
                                                                 20,499
                                                              ---------
         Virginia (3.1%)
         Virginia College Building Authority,
          Series A, 5.00%, 9/1/12,
          Callable 9/1/07 @ 101..................       2,000     2,118
         Virginia State, GO, 5.00%, 6/1/08,
          Callable 6/1/07 @ 100..................       5,000     5,408
         Virginia State, Public School Authority,
          Series S, 5.25%, 8/1/09................       3,500     3,889
                                                              ---------
                                                                 11,415
                                                              ---------
         Washington (4.1%)
         King County Public Hospital District
          No. 002, GO, 5.25%, 12/1/13, MBIA......       1,095     1,169
         Snohomish County, GO,
          3.13%, 12/1/11, OID....................       1,225     1,148
         Washington State, GO, 5.75%, 9/1/08.....       6,500     7,349
         Washington State, Series 2-A, GO,
          5.00%, 7/1/10, FSA.....................       5,000     5,408
                                                              ---------
                                                                 15,074
                                                              ---------
         West Virginia (0.3%)
         Raleigh Fayette & Nicholas Counties,
          6.20%, 8/1/04..........................       1,000     1,052
                                                              ---------
         Wisconsin (0.7%)
         Wisconsin State Health & Educational
          Facilities Authority, Revenue, Wheaton
          Franciscan Services, Inc.,
          6.10%, 8/15/09, MBIA...................       2,420     2,746
                                                              ---------
         TOTAL MUNICIPAL BONDS...................               353,710
                                                              ---------

                                   Continued

                                                 Shares or
                                                 Principal
                                                  Amount    Value
                                                 --------- --------
             INVESTMENT COMPANIES (3.6%)........
             AmSouth Tax-Exempt Money Market
              Fund.............................. 5,053,191 $  5,053
             Goldman Sachs Tax-Free Money Market
              Fund.............................. 8,497,892    8,498
                                                           --------
             TOTAL INVESTMENT
              COMPANIES.........................             13,551
                                                           --------
             TOTAL INVESTMENTS
              (Cost $346,543) (a) -- 98.8%......            367,261
             Other assets in excess of
              liabilities -- 1.2%...............              4,641
                                                           --------
             NET ASSETS -- 100.0%...............           $371,902
                                                           ========

--------
(a)Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $21,096
                      Unrealized depreciation....    (378)
                                                  -------
                      Net unrealized appreciation $20,718
                                                  =======

ACA -- ACA Certificate of Bond Insurance
AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
OID -- Original Issue Discount
PSF-GTD -- Permanent School Fund Guarantee
SCSDE -- South Carolina School District Enhancement

                      See notes to financial statements.

 FLORIDA TAX-EXEMPT FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                     Shares or
                                                     Principal
                                                      Amount    Value
                                                     --------- --------
        MUNICIPAL BONDS (97.0%)
        Florida (97.0%)
        Altamonte Springs, Health Facilities
         Authority, Hospital Revenue,
         5.60%, 10/1/10, ETM........................ $     545 $    618
        Broward County Gas Tax Revenue,
         5.25%, 9/1/09..............................       500      555
        Broward County, Series B, GO,
         5.00%, 1/1/09..............................       800      872
        Broward County, Series B, GO,
         5.00%, 1/1/10..............................     1,000    1,079
        Clearwater Utility Revenue, 6.10%, 12/1/07,
         ETM........................................       700      804
        Dade County Aviation Authority,
         Series 1994 B, 6.25%, 10/1/04, AMBAC.......     1,000    1,060
        Dade County School Board, Certificates of
         Participation, Series C, 5.25%, 8/1/06,
         FSA........................................       750      821
        Dade County School District, GO,
         6.00%, 7/15/06.............................     1,000    1,115
        Dade County School District, GO, 5.00%,
         2/15/14, Callable 2/15/07 @ 101, MBIA......     1,000    1,040
        Escambia County Utility Authority, Utility
         System Revenue, 5.00%, 1/1/08, FGIC........     1,000    1,089
        Florida Housing Finance Agency, Homeowner
         Mortgages, Series 1995 A-1, 5.65%, 1/1/09,
         Callable 1/1/06 @ 102......................       520      548
        Florida State Board of Education, Lottery
         Revenue, Series B, 5.25%, 7/1/09, Callable
         7/1/08 @ 101, FGIC.........................     1,000    1,101
        Florida State Board of Education, Lottery
         Revenue, Series C, 5.00%, 1/1/14, Callable
         1/1/13 @101, MBIA..........................     1,000    1,061
        Florida State Board of Education,
         Series A, GO, 5.00%, 1/1/15,
         Callable 1/1/08 @ 101......................     1,000    1,031
        Florida State Board of Education,
         Series B, GO, 5.38%, 6/1/08,
         Callable 6/1/07 @ 101......................     2,000    2,202
        Florida State Department Environmental
         Protection Preservation, Revenue, Florida
         Forever, Series B, 5.00%, 7/1/10, MBIA.....     2,000    2,167
        Florida State Department of Transportation,
         Right of Way, Series B, GO, 5.50%, 7/1/08,
         Callable 7/1/07 @ 101......................     3,310    3,660
        Florida State Division of Bond Finance,
         Department of General Services Revenues,
         Preservation 2000, Series A, 5.50%, 7/1/08,
         FSA........................................     1,000    1,120
        Florida State Division of Bond Finance,
         Department of General Services Revenues,
         Preservation 2000, Series A, 5.70%, 7/1/09,
         Callable 7/1/05 @ 101, AMBAC...............     1,000    1,090
        Florida State Division of Bond Finance,
         Department of General Services Revenues,
         Preservation 2000, Series A, 5.00%, 7/1/12,
         Callable 7/1/07 @ 101, AMBAC...............     2,000    2,113

                                   Continued

                                                     Shares or
                                                     Principal
                                                      Amount    Value
                                                     --------- --------
        MUNICIPAL BONDS, continued
        Florida, continued
        Florida State Division of Bond Finance,
         Department of General Services Revenues,
         Series B, 5.50%, 7/1/05, AMBAC............. $   2,000 $  2,154
        Florida State Turnpike Authority,
         Turnpike Revenue, Department of
         Transportation, Series A, 5.50%, 7/1/11,
         Callable 7/1/05 @ 101, FGIC................     1,000    1,087
        Florida State, Senior Lien, Jacksonville
         Transportation, GO, 5.25%, 7/1/15,
         Callable 7/1/07 @ 101......................     1,000    1,057
        Florida Water Pollution Control Revenue,
         5.50%, 1/15/14.............................     1,000    1,084
        Ft. Lauderdale Park Improvement Project,
         GO, 5.50%, 7/1/17,
         Callable 1/1/04 @ 101......................     1,250    1,286
        Hillsborough County, Capital Improvement,
         County Center Project, Series B, 5.00%,
         7/1/13, Callable 7/1/06 @ 102, MBIA........     1,000    1,046
        Jacksonville Electric Authority, St. John's
         River Issue 2, Series 16, 5.00%, 10/1/10,
         Callable 10/1/03 @ 101.....................     1,000    1,016
        Jacksonville Water & Sewer Systems
         Revenue, Series B, 5.25%, 10/1/09, FSA.....     1,000    1,112
        Jacksonville, Sales Tax Revenue, 5.00%,
         10/1/09, AMBAC.............................     1,000    1,099
        Key West Utilities Board, Electric Revenue,
         6.00%, 10/1/13, AMBAC......................     1,500    1,729
        Lee County Transportation Facilities,
         Revenue, Series A, 5.50%, 10/1/11,
         AMBAC......................................     1,500    1,671
        Manatee County School Board, Certificates of
         Participation, 5.75%, 7/1/09, Callable
         7/1/06 @ 102, MBIA.........................       500      564
        Miami Beach Water & Sewer Revenue,
         5.38%, 9/1/08, Callable 9/7/01 @ 101,
         OID, FSA...................................     1,000    1,091
        Miami-Dade County Educational Facilities
         Authority Revenue, Series A, 5.75%,
         4/1/13, Callable 4/1/10 @ 101, AMBAC.......     1,060    1,176
        Okeechobee Utility Authority,
         Utility System Revenue, 5.25%, 10/1/14,
         Callable 10/1/09 @ 101, FSA................     1,675    1,785
        Orange County, Sales Tax Revenue, 4.80%,
         1/1/17, Callable 1/1/07 @ 101, FGIC........     1,000    1,005
        Orange County, Tourist Development, Tax
         Revenue, 5.00%, 10/1/08, AMBAC.............     1,500    1,652
        Orlando Utilities Commission, Water &
         Electric Revenue, Series B, 5.10%, 10/1/11,
         Callable 10/1/06 @ 100.....................     1,500    1,607
        Palm Beach County, Criminal Justice
         Facilities, 5.38%, 6/1/10, FGIC............     1,000    1,106
        Palm Beach County, Criminal Justice
         Facilities Revenue, 5.00%, 6/1/12..........     1,095    1,175

                                   Continued

 FLORIDA TAX-EXEMPT FUND
 Schedule of Portfolio Investments

July 31, 2003
(amounts in thousands, except shares)

                                                      Shares or
                                                      Principal
                                                       Amount    Value
                                                      --------- --------
        MUNICIPAL BONDS, continued
        Florida, continued
        Reedy Creek Improvement District,
         Series A, GO, 5.60%, 6/1/10,
         Callable 6/1/05 @ 100, MBIA................. $   1,000 $  1,076
        St. Johns River Management District, Land
         Acquisition, 5.10%, 7/1/09,
         Callable 7/1/05 @ 100, FSA..................     1,000    1,061
        St. Petersburg Utility Tax Revenue,
         5.00%, 6/1/08, AMBAC........................     1,145    1,256
        Tallahassee Consolidated Utility System
         Revenue, 5.80%, 10/1/08,
         Callable 10/1/03 @ 102......................     1,000    1,028
        Tampa Bay Water Utility System Revenue,
         Series A, 4.40%, 10/1/10,
         Callable 10/1/08 @ 101, OID.................       550      574
        Tampa Sports Authority, Local Option Sales
         Tax Revenue, Stadium Project,
         6.00%, 1/1/06, MBIA.........................     1,550    1,700
        Tampa-Hillsborough County, Expressway,
         5.00%, 7/1/10, Callable 7/1/07 @ 101........     1,000    1,071
        Volusia County Sales Tax Revenue,
         5.00%, 10/1/13, Callable 10/1/08 @ 101,
         MBIA........................................     1,000    1,047
                                                                --------
        TOTAL MUNICIPAL BONDS........................             59,461
                                                                --------
        INVESTMENT COMPANIES (2.1%)
        AmSouth Tax-Exempt Money Market
         Fund........................................   532,289      532
        Dreyfus Florida Money Market Fund............   782,694      783
                                                                --------
        TOTAL INVESTMENT COMPANIES...................              1,315
                                                                --------
        TOTAL INVESTMENTS
         (Cost $58,082) (a) -- 99.1%.................             60,776
        Other assets in excess of liabilities -- 0.9%                522
                                                                --------
        NET ASSETS -- 100.0%.........................           $ 61,298
                                                                ========

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $2,791
                      Unrealized depreciation....    (97)
                                                  ------
                      Net unrealized appreciation $2,694
                                                  ======

AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
OID -- Original Issue Discount

                      See notes to financial statements.

                                                      TENNESSEE TAX-EXEMPT FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                    Shares or
                                                    Principal
                                                     Amount     Value
                                                   ----------- --------
         MUNICIPAL BONDS (93.5%)
         Tennessee (93.5%)
         Anderson County, GO, 5.00%, 4/1/09,
          FSA..................................... $     1,055 $  1,152
         Chattanooga, GO, 5.00%, 9/1/13,
          Prerefunded 9/1/06 @ 101, OID, FGIC.....         100      110
         Chattanooga, Series A, GO,
          5.00%, 11/1/06..........................       1,000    1,094
         Clarksville, Water Sewer & Gas Revenue,
          5.15%, 2/1/14, FSA......................       1,570    1,682
         Dickson County, Public Improvements &
          Schools, GO, 5.25%, 4/1/16, Callable
          4/1/10 @ 100, OID, FSA..................       1,000    1,104
         Franklin Special School District, GO,
          5.00%, 6/1/10...........................       1,020    1,104
         Germantown, GO, 4.50%, 8/1/05............         500      530
         Hamilton County, GO, 5.00%, 11/1/11,
          Callable 11/1/08 @ 101..................       1,000    1,062
         Johnson City, GO, 4.70%, 6/1/12, OID,
          FGIC....................................       1,000    1,049
         Knox County Health Educational & Housing
          Facility Board, Hospital Facilities
          Revenue, Fort Sanders Alliance,
          7.25%, 1/1/08, MBIA.....................         750      876
         Knox County Health Educational & Housing
          Facility Board, Hospital Facilities
          Revenue, Mercy Health System, Series B,
          5.30%, 9/1/04, Callable 9/1/03 @ 102,
          OID, AMBAC..............................         500      512
         Knox County, GO, 4.50%, 4/1/08...........       1,000    1,070
         Knox County, GO, 5.50%, 4/1/11...........       2,000    2,215
         Knox County, Public Improvements, GO,
          5.00%, 5/1/06...........................         425      460
         Knoxville, Water Revenue, 5.00%, 3/1/13,
          Callable 3/1/10 @ 100, MBIA.............       1,000    1,049
         Marion County, GO, 5.00%, 4/1/11,
          AMBAC...................................       1,000    1,075
         Memphis, GO, 6.25%, 7/1/04...............       1,000    1,048
         Memphis, GO, 6.00%, 11/1/06..............       1,000    1,123
         Metropolitan Government, Nashville &
          Davidson County, Electric Revenue,
          Series B, 5.50%, 5/15/12................       1,000    1,105
         Metropolitan Government, Nashville &
          Davidson County, Electric Revenue,
          Series B, 5.50%, 5/15/14................       1,000    1,109
         Metropolitan Government, Nashville &
          Davidson County, GO, 5.00%, 12/1/06.....         600      657
         Metropolitan Government, Nashville &
          Davidson County, GO, 6.00%, 12/1/09.....       1,500    1,730
         Metropolitan Government, Nashville &
          Davidson County, Health & Education
          Facilities Board Revenue, The Vanderbilt
          University, Series A, 6.00%, 7/1/07.....         500      564
         Metropolitan Government, Nashville &
          Davidson County, Refunding &
          Improvement, Series A & B, GO, 5.25%,
          10/15/09................................       1,000    1,112

                                   Continued

 TENNESSEE TAX-EXEMPT FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                    Shares or
                                                    Principal
                                                     Amount     Value
                                                   ----------- --------
         MUNICIPAL BONDS, continued
         Tennessee, continued
         Metropolitan Nashville Airport Authority,
          Airport Revenue Improvement, Series A,
          6.63%, 7/1/07, FGIC..................... $       500 $    573
         Oak Ridge, GO, 5.00%, 4/1/13, Callable
          4/1/11 @ 100, AMBAC.....................       1,000    1,054
         Putnam County Schools, GO, 5.50%, 4/1/19,
          OID, Prerefunded 4/1/10 @ 100, FGIC.....       1,000    1,119
         Rutherford County, Capital Outlay Notes,
          Series A, GO, 6.25%, 5/1/04.............       1,500    1,559
         Rutherford County, Capital Outlay Notes,
          Series A, GO, 6.50%, 5/1/06.............       1,050    1,176
         Rutherford County, Public Improvements,
          GO, 5.40%, 4/1/13, Prerefunded 4/1/06 @
          100, OID................................       1,000    1,091
         Shelby County Health Educational &
          Housing Facility Board, Hospital
          Revenue, Methodist Health Systems, Inc.,
          6.25%, 8/1/07, MBIA.....................       3,500    4,004
         Shelby County Health Educational &
          Housing Facility Board, Hospital
          Revenue, Methodist Healthcare,
          5.50%, 4/1/05, ETM, MBIA................         435      464
         Shelby County Health Educational &
          Housing Facility Board, Hospital
          Revenue, Methodist Healthcare,
          5.50%, 4/1/05, MBIA.....................         165      175
         Shelby County Schools, Series A, GO,
          5.88%, 6/1/19, Prerefunded
          6/1/06 @ 100............................       1,000    1,109
         Shelby County, Public Improvements,
          Series A, GO, 5.88%, 6/1/20, Prerefunded
          6/1/06 @ 100, OID.......................       1,500    1,663
         Shelby County, Series A, GO,
          6.75%, 4/1/05...........................       1,000    1,087
         Shelby County, Series B, GO, 5.25%,
          12/1/10, Callable 12/1/06 @ 101, OID....       1,000    1,090
         Tennessee State School Board Authority,
          Higher Educational Facilities,
          5.00%, 5/1/05...........................         500      531
         Tennessee State School Board Authority,
          Higher Educational Facilities, Series A,
          5.00%, 5/1/11, FSA......................       2,000    2,150
         Tennessee State, GO, 5.00%, 5/1/09,
          Callable 5/1/07 @ 101.5, OID............         500      540
         Tennessee State, Series A, GO,
          5.00%, 5/1/05...........................         500      531
         Williamson County, GO,
          6.00%, 3/1/08, OID......................         500      566
         Williamson County, GO, 5.00%, 3/1/11.....       1,000    1,079
         Williamson County, Public Improvements,
          GO, 5.00%, 3/1/07.......................       1,000    1,089
         Wilson County, GO, 4.50%, 4/1/06.........       1,135    1,210
                                                               --------
                                                                 48,452
                                                               --------
         TOTAL MUNICIPAL BONDS....................               48,452
                                                               --------

                                   Continued

                                               Shares or
                                               Principal
                                                Amount     Value
                                               ---------- -------
               INVESTMENT COMPANIES (5.2%)
               AIM Tax-Free Money Market Fund. $1,584,902 $ 1,585
               AmSouth Tax-Exempt Money Market
                Fund..........................  1,095,615   1,096
                                                          -------
               TOTAL INVESTMENT
                COMPANIES.....................              2,681
                                                          -------
               TOTAL INVESTMENTS
                (Cost $49,430) (a) -- 98.7%...             51,133
               Other assets in excess of
                liabilities -- 1.3%...........                697
                                                          -------
               NET ASSETS -- 100.0%...........            $51,830
                                                          =======

--------
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $1,731
                      Unrealized depreciation....    (28)
                                                  ------
                      Net unrealized appreciation $1,703
                                                  ======

AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
OID -- Original Issue Discount

                      See notes to financial statements.

                                                        PRIME MONEY MARKET FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                Shares or
                                                Principal
                                                 Amount       Value
                                               ------------ ---------
          COMMERCIAL PAPER -- DOMESTIC* (39.9%)
          Banking (6.7%)
          Bank of America Corp.,
           1.20%, 8/14/03..................... $     23,500 $  23,490
          Wells Fargo & Co., 1.02%, 9/5/03....       21,000    20,979
                                                            ---------
                                                               44,469
                                                            ---------
          Computer Hardware (3.5%)
          IBM Corp., 0.93%, 11/19/03..........       23,500    23,433
                                                            ---------
          Financial Services (16.5%)
          AIG Funding, Inc., 1.01%, 8/27/03...       22,000    21,984
          American Express Credit Corp.,
           0.92%, 8/12/03.....................       23,000    22,994
          General Electric Capital Corp.,
           1.05%, 12/18/03....................       20,000    19,919
          Goldman Sachs, 0.97%, 9/11/03.......       23,500    23,474
          Morgan Stanley Dean Witter Co.,
           1.03%, 8/21/03.....................       22,000    21,987
                                                            ---------
                                                              110,358
                                                            ---------
          Materials (3.1%)
          E.I. Du Pont De Nemours & Co.,
           1.00%, 9/24/03.....................       20,500    20,469
                                                            ---------
          Oil & Gas Exploration, Production, &
           Services (3.3%)
          Chevron Texaco Corp., 1.01%, 8/25/03       22,000    21,985
                                                            ---------
          Pharmaceuticals (6.8%)
          Merck & Co., Inc., 1.09%, 9/9/03....       23,000    22,973
          Pfizer, Inc., 1.01%, 8/19/03........       22,000    21,989
                                                            ---------
                                                               44,962
                                                            ---------
          TOTAL COMMERCIAL PAPER --
           DOMESTIC...........................                265,676
                                                            ---------
          U.S. GOVERNMENT AGENCIES* (32.2%)
          Fannie Mae (4.8%)
          1.00%, 1/7/04.......................       32,000    31,859
                                                            ---------
          Federal Farm Credit Bank (5.2%)
          1.38%, 11/3/03......................       30,000    29,892
          1.47%, 11/17/03.....................        4,500     4,480
                                                            ---------
                                                               34,372
                                                            ---------
          Federal Home Loan Bank (5.8%)
          1.11%, 9/26/03......................       21,000    20,964
          1.27%, 2/13/04......................       17,000    17,357
                                                            ---------
                                                               38,321
                                                            ---------
          Freddie Mac (5.9%)
          1.22%, 8/29/03......................       19,000    18,982
          1.23%, 9/30/03......................       20,000    19,959
                                                            ---------
                                                               38,941
                                                            ---------
          Sallie Mae (5.8%)
          1.33%, 9/16/03......................        2,405     2,401
          1.36%, 10/14/03.....................        9,000     8,975
          1.43%, 12/16/03.....................       28,000    27,848
                                                            ---------
                                                               39,224
                                                            ---------

                                   Continued

                                                  Shares or
                                                  Principal
                                                   Amount       Value
                                                 ------------ ---------
       U.S. GOVERNMENT AGENCIES*, continued
       Tennessee Valley Authority (4.7%)
       0.94%, 9/18/03........................... $     31,000 $  30,961
                                                              ---------
       TOTAL U.S. GOVERNMENT
        AGENCIES................................                213,678
                                                              ---------
       U.S. TREASURY NOTES (3.8%)
       2.88%, 6/30/04...........................       25,000    25,425
                                                              ---------
       TOTAL U.S. TREASURY NOTES................                 25,425
                                                              ---------
       REPURCHASE AGREEMENTS (24.1%)
       Goldman Sachs, 1.12%, 8/1/03, dated
        7/31/03, with a maturity value of
        $79,982.................................       79,980    79,980
       Prudential, 1.12%, 8/1/03, dated 7/31/03,
        with a maturity value of $79,982........       79,980    79,980
                                                              ---------
       TOTAL REPURCHASE
        AGREEMENTS..............................                159,960
                                                              ---------
       SHORT-TERM SECURITIES HELD
        AS COLLATERAL FOR
        SECURITIES LENDING (7.0%)
       Pool of Various Securities for AmSouth
        Mutual Funds -- Footnote 3 (Securities
        Lending)................................   46,403,025    46,403
                                                              ---------
       TOTAL SHORT-TERM SECURITIES
        HELD AS COLLATERAL FOR
        SECURITIES LENDING......................                 46,403
                                                              ---------
       TOTAL INVESTMENTS
         (Cost $711,142) (a) -- 107.0%..........                711,142
       Liabilities in excess of other assets --
        (7.0)%..................................                (46,577)
                                                              ---------
       NET ASSETS -- 100.0%.....................              $ 664,565
                                                              =========

--------
(a)Cost and value for federal income tax and financial reporting purposes are the same.
* Rates disclosed represent yield effective at purchase.


                      See notes to financial statements.

 U.S. TREASURY MONEY MARKET FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)

                                                   Principal
                                                    Amount      Value
                                                  ----------- --------
        U.S. TREASURY BILLS* (62.6%)
        1.13%, 8/7/03............................ $    11,500 $ 11,499
        1.06%, 8/14/03 - 8/28/03.................      16,000   15,991
        1.17%, 8/21/03...........................       7,000    6,995
        1.10%, 9/4/03 - 10/23/03.................      12,500   12,480
        1.14%, 9/11/03 - 10/16/03................      12,300   12,282
        1.15%, 9/18/03 - 10/9/03.................      18,000   17,970
        1.00%, 10/30/03..........................       4,000    3,990
        0.90%, 12/11/03..........................       5,000    4,984
        0.92%, 1/8/04............................       8,000    7,966
        0.97%, 1/15/04...........................       5,000    4,978
        0.99%, 1/22/04...........................       3,500    3,483
                                                              --------
        TOTAL U.S. TREASURY BILLS................              102,618
                                                              --------
        U.S. TREASURY NOTES (3.4%)
        3.38%, 4/30/04...........................       5,500    5,603
                                                              --------
        TOTAL U.S. TREASURY NOTES................                5,603
                                                              --------
        REPURCHASE AGREEMENTS
         (34.0%)
        Goldman Sachs, 1.02%, 08/1/03, dated
         7/31/03, with a maturity value of
         $27,886.................................      27,886   27,886
        Prudential, 1.04%, 8/1/03, dated 7/31/03,
         with a maturity value of $27,887........      27,886   27,886
                                                              --------
        TOTAL REPURCHASE
         AGREEMENTS..............................               55,772
                                                              --------
        SHORT-TERM SECURITIES HELD
         AS COLLATERAL FOR
         SECURITIES LENDING (17.9%)
        Pool of Various Securities for AmSouth
         Mutual Funds -- Footnote 3 (Securities
         Lending)................................  29,250,918   29,251
                                                              --------
        TOTAL SHORT-TERM SECURITIES
         HELD AS COLLATERAL FOR
         SECURITIES LENDING......................               29,251
                                                              --------
        TOTAL INVESTMENTS........................
          (Cost $193,244) (a) -- 117.9%..........              193,244
        Liabilities in excess of other assets --
         (17.9)%.................................              (29,355)
                                                              --------
        NET ASSETS -- 100.0%.....................             $163,889
                                                              ========

--------
(a)Cost and value for federal income tax and financial reporting purposes are the same.
* Rates disclosed represent yield effective at purchase.

                      See notes to financial statements.

                                                         TREASURY RESERVE MONEY
                                                                    MARKET FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Principal
                                                    Amount      Value
                                                  ----------- --------
        U.S. TREASURY BILLS* (54.8%)
        1.12%, 8/7/03............................ $     5,000 $  4,999
        0.79%, 8/21/03...........................       2,500    2,499
        1.14%, 8/28/03-9/18/03...................       7,000    6,992
        1.10%, 9/4/03............................       4,000    3,996
        1.11%, 9/11/03...........................       3,000    2,996
        1.17%, 9/25/03-10/16/03..................       6,500    6,486
        0.87%, 10/2/03...........................       2,500    2,496
        1.15%, 10/9/03...........................       3,500    3,492
        0.87%, 10/23/03..........................       3,500    3,493
        0.85%, 11/6/03...........................       2,500    2,494
        0.86%, 11/13/03..........................       2,500    2,494
        1.06%, 11/20/03..........................       3,500    3,489
        0.90%, 12/11/03..........................       2,500    2,493
                                                              --------
        TOTAL U.S. TREASURY BILLS................               48,419
                                                              --------
        U.S. TREASURY NOTES (10.3%)
        3.25%, 12/31/03..........................       5,000    5,045
        3.38%, 4/30/04...........................       4,000    4,075
                                                              --------
        TOTAL U.S. TREASURY NOTES................                9,120
                                                              --------
        REPURCHASE AGREEMENTS (35.0%)
        Goldman Sachs, 1.02%, 8/1/03, dated
         7/31/03, with a maturity value of
         $15,471.................................      15,470   15,470
        Prudential, 1.04%, 8/1/03, dated 7/31/03,
         with a maturity value of $15,471........      15,470   15,470
                                                              --------
        TOTAL REPURCHASE
         AGREEMENTS..............................               30,940
                                                              --------
        SHORT-TERM SECURITIES HELD
         AS COLLATERAL FOR
         SECURITIES LENDING (19.2%)
        Pool of Various Securities for AmSouth
         Mutual Funds -- Footnote 3
         (Securities Lending)....................  16,968,533   16,969
                                                              --------
        TOTAL SHORT-TERM SECURITIES
         HELD AS COLLATERAL FOR
         SECURITIES LENDING......................               16,969
                                                              --------
        TOTAL INVESTMENTS
         (Cost $105,448) (a) -- 119.2%...........              105,448
        Liabilities in excess of other assets --
         (19.2)%.................................              (17,019)
                                                              --------
        NET ASSETS -- 100.0%.....................             $ 88,429
                                                              ========

--------
(a)Cost and value for federal income tax and financial reporting purposes are the same.
* Rates disclosed represent yield effective at purchase.

                      See notes to financial statements.

                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
        DEMAND NOTES* (71.1%)
        Alabama (8.2%)
        Alabama Housing Finance Authority,
         Multi-Family Housing Revenue, Rime
         Village Huntsville Project, Series B,
         0.85%, 6/15/26, FNMA.................... $     1,500 $   1,500
        Eutaw Industrial Development Board,
         PCR, Alabama Power Co. Project,
         0.90%, 6/1/28...........................       1,800     1,800
        Homewood Educational Building
         Authority, Revenue, Educational
         Facilities, Samford University,
         0.90%, 12/1/21, AMBAC,
         SPA: Bank of Nova Scotia................       1,100     1,100
        Homewood Educational Building
         Authority, Revenue, Educational
         Facilities, Samford University, 0.90%,
         12/1/25, SPA: South Trust Bank N.A......       4,000     4,000
        Jacksonville Industrial Development
         Board, Industrial Revenue, Parker
         Hannifin Corp., 0.90%, 9/1/12, LOC:
         Wachovia Bank of Georgia................       1,000     1,000
        Mobile Industrial Development Board,
         PCR, Alabama Power Co. Project,
         Series B, 0.89%, 8/1/17.................       2,000     2,000
        Port City Medical Clinic Board Mobile,
         Revenue, Infirmary Health,
         0.89%, 2/1/25, SPA: The Bank of
         Nova Scotia and KBC Bank N.V............       2,000     2,000
                                                              ---------
                                                                 13,400
                                                              ---------
        Arizona (2.1%)
        Phoenix Industrial Development Authority,
         Multi-Family Housing Revenue, Del
         Mar Terrace, Series A,
         0.85%, 10/1/29..........................       3,450     3,450
                                                              ---------
        California (1.5%)
        Metropolitan Water District, Revenue,
         Southern California Waterworks,
         Series C-1, 0.82%, 7/1/36, SPA: Lloyds
         TSB Bank PLC............................       2,500     2,500
                                                              ---------
        Colorado (1.7%)
        Colorado Health Facilities Authority,
         Revenue, North Colorado Medical
         Center, 0.80%, 5/15/20, MBIA............       2,800     2,800
                                                              ---------
        Connecticut (3.7%)
        Connecticut State Health & Educational
         Facilities Authority, Revenue, Yale
         University Series V-1, 0.82%, 7/1/36....       1,000     1,000
        Connecticut State Health & Educational
         Facilities Authority, Revenue, Yale
         University, Series T-1, 0.82%, 7/1/29...       5,000     5,000
                                                              ---------
                                                                  6,000
                                                              ---------

                                   Continued

                                                               TAX-EXEMPT MONEY
                                                                    MARKET FUND
                                              Schedule of Portfolio Investments

                                                                  July 31, 2003
                                          (amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
        DEMAND NOTES*, continued
        District of Columbia (1.8%)
        District of Columbia Institute for
         International Economics, Revenue,
         0.85%, 6/1/25, LOC: Suntrust Bank....... $     2,900 $   2,900
                                                              ---------
        Florida (1.8%)
        Sarasota County Public Hospital Board,
         Revenue, Sarasota Memorial Hospital,
         0.92%, 7/1/37, AMBAC....................       3,000     3,000
                                                              ---------
        Georgia (14.9%)
        Burke County Development Authority,
         PCR, Oglethorpe Power Corporation
         Project, Series C, 0.90%, 1/1/18, MBIA,
         SPA: JP Morgan Chase Bank...............       2,800     2,800
        Cobb County Housing Authority, Multi-
         Family Housing Revenue, Post Mill
         Project, 0.85%, 6/1/25, FNMA............       1,000     1,000
        Fulton County Development Authority,
         Revenue, Lovett School Project,
         0.85%, 7/1/26, LOC: Suntrust Bank.......       3,000     3,000
        Macon-Bibb County Georgia Hospital
         Authority, Revenue Anticipation
         Certificates, 0.90%, 5/1/30,
         LOC: Suntrust Bank......................       5,900     5,900
        Monroe County Development Authority,
         PCR, Oglethorpe Power Corporation
         Project, 0.90%, 1/1/22, AMBAC,
         SPA: JP Morgan Chase & Co...............       6,640     6,640
        Municipal Electric Authority, Revenue,
         Project One, Sub Series D,
         0.80%, 1/1/20, MBIA.....................       5,000     5,000
                                                              ---------
                                                                 24,340
                                                              ---------
        Illinois (5.8%)
        Elmhurst, Revenue, Joint Common
         Accredation, 0.85%, 7/1/18, LOC: Dexia
         Credit Local de France..................       4,385     4,385
        Illinois Developmental Finance Authority,
         Revenue, Provena Health Series C,
         0.80%, 5/1/28, MBIA,
         SPA: Bank One N.A.......................       5,000     5,000
                                                              ---------
                                                                  9,385
                                                              ---------
        Maryland (0.6%)
        Maryland State Economic Development
         Corp., Revenue, Federation of American
         Societies, Series A, 0.90%, 7/1/30,
         LOC: Suntrust Bank......................       1,000     1,000
                                                              ---------
        Montana (1.5%)
        Forsyth Pollution Control, Revenue,
         Pacificorp Project, 0.92%, 1/1/18.......       2,500     2,500
                                                              ---------
        Nevada (1.8%)
        Clark County Airport, Revenue,
         Series B-2, 0.76%, 7/1/29, LOC:
         Bayerische Hypo-Und Vereinsbank.........       3,000     3,000
                                                              ---------

                                   Continued

 TAX-EXEMPT MONEY
 MARKET FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
         DEMAND NOTES*, continued
         New Jersey (3.1%)
         New Jersey Economic Authority Dock
          Facilities, Revenue, Bayonne/IMTT
          Project, Series A, 0.90%, 12/1/27, LOC:
          Suntrust Bank.......................... $     1,100 $   1,100
         New Jersey State Educational Facilities
          Authority, Revenue, Princeton
          University, Series B, 0.82%, 7/1/21....       3,900     3,900
                                                              ---------
                                                                  5,000
                                                              ---------
         New York (5.1%)
         New York, Series F-3, GO,
          0.78%, 2/15/13, LOC:
          Morgan Guaranty Trust..................       5,000     5,000
         New York, Sub Series A-7, GO,
          0.91%, 11/1/24, AMBAC, SPA:
          Bank of Nova Scotia....................       1,400     1,400
         New York, Sub Series E2, GO,
          0.91%, 8/1/20..........................       2,000     2,000
                                                              ---------
                                                                  8,400
                                                              ---------
         Oregon (0.7%)
         Port of Portland, PCR, Reynolds Metals,
          0.85%, 12/1/09, LOC:
          San Paolo Bank.........................       1,150     1,150
                                                              ---------
         Tennessee (6.6%)
         Blount County Health Educational &
          Housing Facilities Board, Revenue,
          Presbyterian Homes Tennessee Project,
          0.85%, 1/1/19, LOC: Suntrust Bank......       1,200     1,200
         Clarksville Public Building Authority,
          Revenue, 0.85%, 7/1/16, LOC:
          Suntrust Bank..........................       2,900     2,900
         Dickson County Tennessee Industrial
          Development Board, Revenue,
          Renaissance Learning Center,
          0.85%, 11/1/12, LOC: Suntrust Bank.....       1,700     1,700
         Metropolitan Government, Nashville &
          Davidson County, Industrial
          Development Board, Revenue, Country
          Music Hall of Fame, 0.85%, 6/1/22,
          LOC: Bank of America...................       2,835     2,835
         Sevier County Tennessee Public Building
          Authority, Local Government Series
          III-A-1, Revenue, 0.86%, 6/1/07, AMBAC,
          SPA: Landesbank Hessen-Thueringen......       2,150     2,150
                                                              ---------
                                                                 10,785
                                                              ---------
         Virginia (4.2%)
         Loudoun County Industrial Development
          Authority, Revenue, Howard Hughes
          Medical, Series C, 0.87%, 2/15/38......       2,000     2,000
         Roanoke Industrial Development
          Authority, Revenue, Carilion Health
          System, Series E, 0.90%, 7/1/27, LOC:
          Suntrust Bank..........................       4,800     4,800
                                                              ---------
                                                                  6,800
                                                              ---------

                                   Continued

                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
         DEMAND NOTES*, continued
         Washington (2.9%)
         Washington State, Series VR 96B, GO,
          0.75%, 6/1/20, SPA: Landesbank
          Hessen-Thueringen...................... $     4,700 $   4,700
                                                              ---------
         Wisconsin (3.1%)
         Green Bay Redevelopment Authority,
          Revenue, Berlin Memorial Hospital,
          Series B, 0.76%, 2/15/31, LOC:
          Associated Bank N.A....................       5,000     5,000
                                                              ---------
         TOTAL DEMAND NOTES......................               116,110
                                                              ---------
         MUNICIPAL BONDS (24.1%)
         California (0.9%)
         Sacramento County, Tax and Revenue
          Anticipation Notes, GO,
          3.00%, 8/1/03..........................       1,420     1,420
                                                              ---------
         Connecticut (0.6%)
         South Central Connecticut Regional Water
          Authority, Revenue, Series 12,
          5.10%, 8/1/06, FGIC....................       1,000     1,020
                                                              ---------
         Illinois (0.6%)
         Jersey & Greene Counties, Community
          Units School District #100, GO,
          1.63%, 12/1/03, FSA....................       1,000     1,002
                                                              ---------
         Kentucky (3.2%)
         Northern Kentucky Water Distribution,
          Revenue, Bond Anticipation Notes,
          Series A, 1.75%, 10/1/03,
          Callable 5/1/03 @ 100..................       5,210     5,212
                                                              ---------
         Maryland (3.4%)
         Anne Arundel County, GO,
          1.00%, 3/1/04..........................       5,500     5,502
                                                              ---------
         Massachusetts (1.2%)
         Quincy, Bond Anticipation Notes, GO,
          1.75%, 12/12/03........................       2,000     2,007
                                                              ---------
         Minnesota (2.6%)
         Branchburg Township, Bond Anticipation
          Notes, GO, 1.63%, 9/10/03..............       2,000     2,001
         Deer River, Independent School District
          # 317, Aid Anticipation Certificates of
          Indebtedness, GO, 1.63%, 9/21/03,
          SD CRED PROG...........................       1,175     1,175
         Perham, Independent School District
          # 549, Aid Anticipation Certificates of
          Indebtedness, GO, 2.00%, 9/30/03,
          SD CRED PROG...........................       1,065     1,066
                                                              ---------
                                                                  4,242
                                                              ---------
         New Hampshire (2.8%)
         Carroll County, Tax Anticipation Notes,
          GO, 1.50%, 12/29/03....................       4,545     4,553
                                                              ---------
         New Jersey (3.5%)
         Allendale Board of Education, Temporary
          Notes, GO, 1.90%, 9/5/03...............       2,391     2,392

                                   Continued

 TAX-EXEMPT MONEY
 MARKET FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                   Shares or
                                                   Principal
                                                    Amount      Value
                                                  ----------- ---------
         MUNICIPAL BONDS, continued
         New Jersey, continued
         Trenton, Temporary Notes, GO,
          1.75%, 10/17/03........................ $     3,400 $   3,405
                                                              ---------
                                                                  5,797
                                                              ---------
         North Dakota (3.1%)
         Minot, Certificates of Indebtedness, GO,
          1.25%, 6/15/04, Callable
          12/15/03 @ 100.........................       5,000     5,008
                                                              ---------
         Ohio (1.6%)
         Niles, Bond Anticipation Notes, GO,
          1.25%, 7/15/04.........................       1,565     1,571
         Ohio State Higher Education, B Series,
          GO, 2.00%, 11/1/03.....................       1,000     1,001
                                                              ---------
                                                                  2,572
                                                              ---------
         Tennessee (0.6%)
         Dickson Electrical Systems, Revenue,
          1.30%, 9/1/03, FSA.....................       1,000     1,000
                                                              ---------
         TOTAL MUNICIPAL BONDS...................                39,335
                                                              ---------
         INVESTMENT COMPANIES (4.6%)
         AIM Tax-Free Money Market Fund..........   1,517,951     1,518
         Goldman Sachs Tax-Free Money Market
          Fund...................................   5,940,461     5,940
                                                              ---------
         TOTAL INVESTMENT
          COMPANIES..............................                 7,458
                                                              ---------
         TOTAL INVESTMENTS.......................
         (Cost $162,903) (a) -- 99.8%............               162,903
         Other assets in excess of
          liabilities -- 0.2%....................                   260
                                                              ---------
         NET ASSETS -- 100.0%....................             $ 163,163
                                                              =========

--------
(a)Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate presented represents rate in effect at July 31, 2003. Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.
AMBAC -- Insured by AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
FNMA -- Insured by Federal National Mortgage Assoc.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
LOC -- Letter of Credit
MBIA -- Insured by Municipal Bond Insurance Assoc.
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
SD CRED PROG -- School District Credit Program
SPA -- Standby Purchase Agreement

                      See notes to financial statements.

                              INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
                                              Schedule of Portfolio Investments


                                                                  July 31, 2003
                                          (amounts in thousands, except shares)

                                                Shares or
                                                Principal
                                                 Amount       Value
                                               ------------ ---------
          COMMERCIAL PAPER -- DOMESTIC* (36.7%)
          Banking (6.2%)
          Bank of America Corp.,
           1.20%, 8/14/03..................... $     14,500 $  14,494
          Wells Fargo & Co., 1.02%, 9/5/03....       14,000    13,986
                                                            ---------
                                                               28,480
                                                            ---------
          Computer Hardware (3.0%)
          IBM Corp., 0.93%, 11/19/03..........       14,000    13,960
                                                            ---------
          Financial Services (15.4%)
          AIG Funding, Inc., 1.01%, 8/27/03...       14,000    13,990
          American Express Credit Corp.,
           0.92%, 8/12/03.....................       14,000    13,996
          General Electric Capital Corp.,
           1.05%, 12/18/03....................       15,000    14,939
          Goldman Sachs, 0.97%, 9/11/03.......       13,500    13,485
          Morgan Stanley Dean Witter Co.,
           1.03%, 8/21/03.....................       14,000    13,992
                                                            ---------
                                                               70,402
                                                            ---------
          Materials (3.1%)
          E.I. Du Pont De Nemours & Co.,
           1.00%, 9/24/03.....................       14,500    14,478
                                                            ---------
          Oil & Gas Exploration, Production, &
           Services (2.9%)
          Chevron Texaco Corp., 1.01%, 8/25/03       13,500    13,491
                                                            ---------
          Pharmaceuticals (6.1%)
          Merck & Co., Inc., 1.09%, 9/9/03....       14,000    13,983
          Pfizer, Inc., 1.01%, 8/19/03........       14,000    13,993
                                                            ---------
                                                               27,976
                                                            ---------
          TOTAL COMMERCIAL PAPER --
           DOMESTIC...........................                168,787
                                                            ---------
          U.S. GOVERNMENT AGENCIES* (29.5%)
          Fannie Mae (4.8%)
          1.00%, 1/7/04.......................       22,000    21,903
                                                            ---------
          Federal Farm Credit Bank (5.2%)
          1.39%, 11/3/03......................       20,000    19,929
          1.49%, 11/17/03.....................        4,000     3,982
                                                            ---------
                                                               23,911
                                                            ---------
          Federal Home Loan Bank (4.5%)
          1.18%, 10/29/03.....................       21,000    20,939
                                                            ---------
          Freddie Mac (5.0%)
          1.22%, 8/29/03......................       11,000    10,990
          1.23%, 9/30/03......................       12,000    11,975
                                                            ---------
                                                               22,965
                                                            ---------
          Sallie Mae (5.5%)
          1.34%, 9/16/03......................        1,620     1,617
          1.38%, 10/14/03.....................        6,000     5,983
          1.45%, 12/16/03.....................       18,000    17,902
                                                            ---------
                                                               25,502
                                                            ---------

                                   Continued

 INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
 Schedule of Portfolio Investments


July 31, 2003
(amounts in thousands, except shares)


                                                  Shares or
                                                  Principal
                                                   Amount       Value
                                                 ------------ ---------
       U.S. GOVERNMENT AGENCIES*, continued
       Tennessee Valley Authority (4.5%)
       0.94%, 9/18/03........................... $     21,000 $  20,974
                                                              ---------
       TOTAL U.S. GOVERNMENT
        AGENCIES................................                136,194
                                                              ---------
       U.S. TREASURY NOTES (3.3%)
       2.88%, 6/30/04...........................       15,000    15,255
                                                              ---------
       TOTAL U.S. TREASURY NOTES................                 15,255
                                                              ---------
       REPURCHASE AGREEMENTS (30.6%)
       Goldman Sachs, 1.12%, 8/1/03, dated
        7/31/03, with a maturity value of
        $70,581.................................       70,579    70,579
       Prudential, 1.12%, 8/1/03, dated 7/31/03,
        with a maturity value of $70,581........       70,579    70,579
                                                              ---------
       TOTAL REPURCHASE
        AGREEMENTS..............................                141,158
                                                              ---------
       INVESTMENT COMPANIES (0.0%)
       AmSouth Prime Money Market Fund..........       20,986        21
       AmSouth U.S. Treasury Money Market
        Fund....................................       17,233        17
                                                              ---------
       TOTAL INVESTMENT
        COMPANIES...............................                     38
                                                              ---------
       SHORT-TERM SECURITIES HELD
        AS COLLATERAL FOR
        SECURITIES LENDING (6.7%)
       Pool of Various Securities for AmSouth
        Mutual Funds -- Footnote 3
        (Securities Lending)....................   30,846,573    30,847
                                                              ---------
       TOTAL SHORT-TERM SECURITIES
        HELD AS COLLATERAL FOR
        SECURITIES LENDING......................                 30,847
                                                              ---------
       TOTAL INVESTMENTS
        (Cost $492,279) (a) -- 106.8%...........                492,279
       Liabilities in excess of other assets --
        (6.8)%..................................                (31,209)
                                                              ---------
       NET ASSETS -- 100.0%.....................              $ 461,070
                                                              =========

--------
(a)Cost and value for federal income tax and financial reporting purposes are the same.
* Rates disclosed represent yield effective at purchase.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 AMSOUTH FUNDS
 Statements of Assets and Liabilities
 (amounts in thousands, except per share amounts)


                                                                  July 31, 2003



                                                                                             Select   Enhanced     Large
                                                                                   Value     Equity    Market       Cap
                                                                                   Fund       Fund      Fund       Fund
                                                                                 ---------  -------  --------    --------
Assets:
Investments:
  Investments, at cost.......................................................... $ 521,595  $55,998  $125,798    $416,609
  Net unrealized appreciation...................................................    88,581    3,557     2,942     137,257
                                                                                 ---------  -------  --------    --------
  Investments, at value.........................................................   610,176   59,555   128,740     553,866
Foreign currency, at value*.....................................................        --       --        --          --
Cash............................................................................        --       --       456***       --
Interest and dividends receivable...............................................       976       50       148         406
Receivable from capital shares issued...........................................         2       45         2          16
Receivable from investments sold................................................        --      323        --          --
Receivable from foreign tax withholding reclaims................................        --       --        --          --
Prepaid expenses and other assets...............................................         9        4        37          17
                                                                                 ---------  -------  --------    --------
  Total Assets..................................................................   611,163   59,977   129,383     554,305
Liabilities:
Payable for investments purchased...............................................        --      511        --          --
Payable for securities loaned...................................................    78,576       --       195      47,956
Payable for capital shares redeemed.............................................        45       22         1          31
Accrued expenses and other payables:
  Investment advisory fees......................................................       105       12        14          94
  Administration fees...........................................................         9        1         2           6
  Shareholder servicing and distribution fees...................................        82       12        21          72
  Custodian fees................................................................         8        1         2           8
  Other.........................................................................       117        6        18          72
                                                                                 ---------  -------  --------    --------
  Total Liabilities.............................................................    78,942      565       253      48,239
                                                                                 ---------  -------  --------    --------
Net Assets...................................................................... $ 532,221  $59,412  $129,130    $506,066
                                                                                 =========  =======  ========    ========
Composition of Net Assets:
Capital......................................................................... $ 598,155  $55,522  $133,881    $373,302
Accumulated net investment income/(loss)........................................       304       --        36          --
Accumulated net realized gains/(losses) from investments, foreign currency,
 futures, and option transactions...............................................  (154,819)     333    (7,725)     (4,493)
Unrealized appreciation from investments, futures, and translation of assets and
 liabilities denominated in foreign currencies..................................    88,581    3,557     2,938     137,257
                                                                                 ---------  -------  --------    --------
Net Assets...................................................................... $ 532,221  $59,412  $129,130    $506,066
                                                                                 =========  =======  ========    ========
Class A Shares:
  Net Assets.................................................................... $ 112,701  $ 7,034  $ 21,431    $ 88,989
  Shares Outstanding............................................................     8,627      592     2,172       5,445
  Net Asset Value and Redemption Price per share................................ $   13.06  $ 11.89  $   9.87    $  16.34
                                                                                 =========  =======  ========    ========
  Maximum Sales Load............................................................      5.50%    5.50%     5.50%       5.50%
                                                                                 ---------  -------  --------    --------
  Maximum Offering Price per share (Net Assets Value/(100% -- maximum
   sales charge))............................................................... $   13.82  $ 12.58  $  10.44    $  17.29
Class B Shares:
  Net Assets.................................................................... $  28,786  $ 7,758  $  9,566    $ 23,334
  Shares Outstanding............................................................     2,243      668       988       1,488
  Net Asset Value and Offering Price per share**................................ $   12.83  $ 11.61  $   9.68    $  15.68
                                                                                 =========  =======  ========    ========
Class I Shares:
  Net Assets.................................................................... $ 390,734  $44,620  $ 98,133    $393,743
  Shares Outstanding............................................................    29,968    3,741     9,936      24,007
  Net Asset Value, Offering Price, and Redemption Price per share............... $   13.04  $ 11.93  $   9.88    $  16.40
                                                                                 =========  =======  ========    ========

* Cost of foreign currency for the International Equity Fund is $2,497. ** Redemption price per share varies by length of time shares are held. ***Deposits for financial futures.

                      See notes to financial statements.

July 31, 2003


                                                                  AMSOUTH FUNDS
                                           Statements of Assets and Liabilities
                               (amounts in thousands, except per share amounts)


                                                                                              Strategic
                                                          Strategic               Strategic  Portfolios:
                                                         Portfolios:  Strategic  Portfolios:  Moderate
 Capital                 Small                           Aggressive  Portfolios:  Growth &    Growth &
 Growth      Mid Cap      Cap    International Balanced    Growth      Growth      Income      Income
  Fund        Fund       Fund     Equity Fund    Fund     Portfolio   Portfolio   Portfolio   Portfolio
---------  --------    --------  ------------- --------  ----------- ----------- ----------- -----------

$ 252,906  $122,776    $170,204    $257,102    $158,553   $ 24,325     $23,871    $ 78,636     $29,821
   30,134    14,871      28,410      12,514      21,419      3,356       2,148       5,440       1,415
---------  --------    --------    --------    --------   --------     -------    --------     -------
  283,040   137,647     198,614     269,616     179,972     27,681      26,019      84,076      31,236
       --        --          --       2,496          --         --          --          --          --
       --       204***       --       5,700          --         --          --          --          --
      152        87           2         313         993         --          --          --          --
        1         5           3          --          24         55          96         198          69
    7,359        --      11,157          --          --         --          --          --          --
       --        --          --         152          --         --          --          --          --
       12        22           7          14           9          9           9           4           6
---------  --------    --------    --------    --------   --------     -------    --------     -------
  290,564   137,965     209,783     278,291     180,998     27,745      26,124      84,278      31,311
    9,427        --       7,381       1,833          --         --          --          --          --
   23,731     4,773      19,647      16,072      19,401         --          --          --          --
        7         8           5           3          20          2           1           1           2

       51        20          49          52          32          1           1           2           1
        3         2           2           3           2         --          --           1          --
       31        17          18          23          39          4           5          11           5
        4         2           3          23           2         --          --           1          --
       26        35          21          25          43         11          15          18           3
---------  --------    --------    --------    --------   --------     -------    --------     -------
   33,280     4,857      27,126      18,034      19,539         18          22          34          11
---------  --------    --------    --------    --------   --------     -------    --------     -------
$ 257,284  $133,108    $182,657    $260,257    $161,459   $ 27,727     $26,102    $ 84,244     $31,300
=========  ========    ========    ========    ========   ========     =======    ========     =======

$ 366,949  $148,115    $240,151    $284,805    $144,492   $ 35,027     $29,872    $ 93,754     $32,761
       --        --          --       2,646        (103)        --          23         119          54

 (139,799)  (29,945)    (85,904)    (39,749)     (4,349)   (10,656)     (5,941)    (15,069)     (2,930)

   30,134    14,938      28,410      12,555      21,419      3,356       2,148       5,440       1,415
---------  --------    --------    --------    --------   --------     -------    --------     -------
$ 257,284  $133,108    $182,657    $260,257    $161,459   $ 27,727     $26,102    $ 84,244     $31,300
=========  ========    ========    ========    ========   ========     =======    ========     =======

$  23,915  $  9,085    $  5,929    $  4,711    $ 78,679   $ 11,310     $10,978    $ 28,745     $10,988
    2,734       872         821         542       6,917      1,462       1,337       3,238       1,215
$    8.75  $  10.42    $   7.22    $   8.69    $  11.37   $   7.73     $  8.21    $   8.88     $  9.04
=========  ========    ========    ========    ========   ========     =======    ========     =======
     5.50%     5.50%       5.50%       5.50%       5.50%      5.50%       5.50%       5.50%       5.50%
---------  --------    --------    --------    --------   --------     -------    --------     -------

$    9.26  $  11.03    $   7.64    $   9.20    $  12.03   $   8.18     $  8.69    $   9.40     $  9.57

$   8,571  $  6,525    $  1,987    $    810    $ 20,004   $  2,014     $ 4,491    $  3,839     $ 2,812
    1,039       648         287          95       1,764        269         550         433         312
$    8.25  $  10.07    $   6.92    $   8.49    $  11.34   $   7.49     $  8.16    $   8.86     $  9.01
=========  ========    ========    ========    ========   ========     =======    ========     =======

$ 224,798  $117,498    $174,741    $254,736    $ 62,776   $ 14,403     $10,633    $ 51,660     $17,500
   25,711    11,253      23,899      29,187       5,518      1,864       1,290       5,797       1,930
$    8.74  $  10.44    $   7.31    $   8.73    $  11.38   $   7.73     $  8.24    $   8.91     $  9.07
=========  ========    ========    ========    ========   ========     =======    ========     =======


                      See notes to financial statements.

 AMSOUTH FUNDS
 Statements of Assets and Liabilities
 (amounts in thousands, except per share amounts)


                                                                  July 31, 2003



                                                                                               Limited
                                                                                   Government   Term              Municipal
                                                                                     Income     Bond      Bond      Bond
                                                                                      Fund      Fund      Fund      Fund
                                                                                   ---------- --------  --------  ---------
Assets:
Investments:
  Investments, at cost............................................................  $341,576  $297,724  $811,390  $346,543
  Net unrealized appreciation.....................................................     9,722     5,743    31,466    20,718
  Repurchase agreements, at cost..................................................        --        --        --        --
                                                                                    --------  --------  --------  --------
  Investments, at value...........................................................   351,298   303,467   842,856   367,261
Cash..............................................................................        --        --        --        --
Interest and dividends receivable.................................................     2,697     2,098     9,053     4,678
Receivable from capital shares issued.............................................         8         1         1        97
Prepaid expenses and other assets.................................................        22         4         5         2
                                                                                    --------  --------  --------  --------
  Total Assets....................................................................   354,025   305,570   851,915   372,038
Liabilities:
Dividends payable.................................................................        --        --        --        --
Payable for securities loaned.....................................................    69,495    62,686   191,636        --
Payable for capital shares redeemed...............................................        11       177         4        --
Accrued expenses and other payables:
  Investment advisory fees........................................................        36        30        82        37
  Administration fees.............................................................         4         3         8         5
  Shareholder servicing and distribution fees.....................................        36        43        72        38
  Custodian fees..................................................................         4         4        10         6
  Other...........................................................................        43        39        95        50
                                                                                    --------  --------  --------  --------
  Total Liabilities...............................................................    69,629    62,982   191,907       136
                                                                                    --------  --------  --------  --------
Net Assets........................................................................  $284,396  $242,588  $660,008  $371,902
                                                                                    ========  ========  ========  ========
Composition of Net Assets:
Capital...........................................................................  $274,163  $238,779  $624,473  $349,725
Accumulated net investment income (loss)..........................................       198      (565)     (933)    1,134
Accumulated net realized gains/(losses) from investment transactions..............       313    (1,369)    5,002       325
Unrealized appreciation from investments..........................................     9,722     5,743    31,466    20,718
                                                                                    --------  --------  --------  --------
Net Assets........................................................................  $284,396  $242,588  $660,008  $371,902
                                                                                    ========  ========  ========  ========
Class A Shares (a):
Net Assets........................................................................  $ 20,721  $ 38,211  $ 50,591  $ 16,385
Shares Outstanding................................................................     2,063     3,586     4,464     1,587
Net Asset Value and Redemption Price per share....................................  $  10.05  $  10.65  $  11.33  $  10.32
                                                                                    ========  ========  ========  ========
  Maximum Sales Load..............................................................     4.00%      4.00%     4.00%     4.00%
                                                                                    --------  --------  --------  --------
  Maximum Offering Price per share (Net Assets Value/(100%-maximum sales charge)).  $  10.47  $  11.09  $  11.80  $  10.75
Class B Shares (b):
  Net Assets......................................................................  $ 10,228  $ 23,190  $ 10,168  $  4,496
  Shares Outstanding..............................................................     1,018     2,179       900       436
  Net Asset Value and Offering Price per share*...................................  $  10.04  $  10.64  $  11.30  $  10.31
                                                                                    ========  ========  ========  ========
Class I Shares (c):
  Net Assets......................................................................  $253,447  $181,187  $599,249  $351,021
  Shares Outstanding..............................................................    25,222    16,995    52,872    33,985
  Net Asset Value, Offering Price, and Redemption Price per share.................  $  10.05  $  10.66  $  11.33  $  10.33
                                                                                    ========  ========  ========  ========

* Redemption price per share varies by length of time shares are held.
(a)Represents Class 2 Shares for the Institutional Prime Obligations Money Market Fund.
(b)Represents Class 3 Shares for the Institutional Prime Obligations Money Market Fund.
(c)Represents Class 1 Shares for the Institutional Prime Obligations Money Market Fund.

                      See notes to financial statements.

July 31, 2003


                                                                  AMSOUTH FUNDS
                                           Statements of Assets and Liabilities
                               (amounts in thousands, except per share amounts)


                                                               Institutional
                                   U.S.   Treasury                 Prime
    Florida  Tennessee  Prime    Treasury Reserve   Tax-Exempt  Obligations
     Tax-      Tax-     Money     Money    Money      Money        Money
    Exempt    Exempt    Market    Market   Market     Market      Market
     Fund      Fund      Fund      Fund     Fund       Fund        Fund
    -------  --------- --------  -------- --------  ---------- -------------

    $58,082   $49,430  $551,182  $137,472 $ 74,508   $162,903    $351,121
      2,694     1,703        --        --       --         --          --
         --        --   159,960    55,772   30,940         --     141,158
    -------   -------  --------  -------- --------   --------    --------
     60,776    51,133   711,142   193,244  105,448    162,903     492,279
         --        --        --        --       --         --          --
        546       718       483        52       51        362          44
         --        --        --        --       --         --          --
          2        12        19         7       13          7           2
    -------   -------  --------  -------- --------   --------    --------
     61,324    51,863   711,644   193,303  105,512    163,272     492,325

         --        --       202        27       21         26         267
         --        --    46,403    29,251   16,969         --      30,847
         --        --        --        --       --         --          --

          6         6       206        45       30         36          29
          1         1         5         3        1          3           4
          9         8       117        17       14         15          79
          1         1        10         2        1          3           7
          9        17       136        69       47         26          22
    -------   -------  --------  -------- --------   --------    --------
         26        33    47,079    29,414   17,083        109      31,255
    -------   -------  --------  -------- --------   --------    --------
    $61,298   $51,830  $664,565  $163,889 $ 88,429   $163,163    $461,070
    =======   =======  ========  ======== ========   ========    ========

    $58,489   $49,944  $664,568  $163,881 $ 88,426   $163,462    $461,039
         89        82        --         7        4         --          31
         26       101        (3)        1       (1)      (299)         --
      2,694     1,703        --        --       --         --          --
    -------   -------  --------  -------- --------   --------    --------
    $61,298   $51,830  $664,565  $163,889 $ 88,429   $163,163    $461,070
    =======   =======  ========  ======== ========   ========    ========

    $ 6,955   $ 9,325  $439,061  $ 54,476 $ 46,753   $ 33,748    $193,468
        650       903   439,099    54,476   46,761     33,808     193,460
    $ 10.70   $ 10.33  $   1.00  $   1.00 $   1.00   $   1.00    $   1.00
    =======   =======  ========  ======== ========   ========    ========
       4.00%     4.00%       --        --       --         --          --
    -------   -------  --------  -------- --------   --------    --------
    $ 11.15   $ 10.76

    $ 3,807   $ 2,936  $  3,567       N/A      N/A        N/A    $ 91,824
        356       284     3,567       N/A      N/A        N/A      91,815
    $ 10.68   $ 10.34  $   1.00       N/A      N/A        N/A    $   1.00
    =======   =======  ========  ======== ========   ========    ========

    $50,536   $39,569  $221,937  $109,413 $ 41,676   $129,415    $175,778
      4,718     3,834   221,926   109,405   41,690    129,655     175,770
    $ 10.71   $ 10.32  $   1.00  $   1.00 $   1.00   $   1.00    $   1.00
    =======   =======  ========  ======== ========   ========    ========


                      See notes to financial statements.

 AMSOUTH FUNDS
 Statements of Operations
 (amount in thousands)


                                               For the year ended July 31, 2003




                                                Select  Enhanced  Large
                                       Value    Equity   Market    Cap
                                       Fund      Fund     Fund    Fund
                                     ---------  ------  -------- -------
      Investment Income:
      Dividends..................... $  13,269  $  640  $ 1,312  $ 6,239
      Dividends from affiliates.....        87       7       28       43
      Interest......................         2      --        2       --
      Securities lending............        72      --        1       81
                                     ---------  ------  -------  -------
       Total Investment Income......    13,430     647    1,343    6,363
                                     ---------  ------  -------  -------
      Expenses:
      Investment advisory...........     4,247     291      339    3,746
      Administration................     1,062      73      151      937
      Distribution -- Class B Shares       178      43       64      158
      Shareholder servicing --
       Class A Shares...............       262      14       45      184
      Shareholder servicing --
       Class B Shares...............        59      16       21       53
      Shareholder servicing --
       Class I Shares...............       603      38       73      561
      Accounting....................       118       9       36      104
      Custodian.....................       146      10       21      129
      Transfer agent................       225      43       63      201
      Registration and filing.......        21      10       12       33
      Other.........................       213      15       29      185
                                     ---------  ------  -------  -------
       Total expenses before fee
         reductions.................     7,134     562      854    6,291
       Expenses reduced by:
         Investment Advisor.........       (41)     (3)     (13)    (248)
         Administrator..............       (15)    (19)     (43)    (238)
         Custodian..................       (31)     (3)      (6)     (27)
         Transfer Agent.............        --     (25)     (19)      --
         Distributor................      (201)    (13)     (24)    (187)
         Fund Accountant............       (79)     (5)     (11)     (69)
                                     ---------  ------  -------  -------
       Net Expenses.................     6,767     494      738    5,522
                                     ---------  ------  -------  -------
      Net Investment Income (Loss)..     6,663     153      605      841
                                     ---------  ------  -------  -------
      Realized/Unrealized
       Gains/(Losses) from
       Investments
      Net realized gains/(losses)
       from investment transactions
       and futures**................  (117,200)    825   (3,413)  (4,493)
      Realized gain distributions
       from underlying funds........        --      --       --       --
      Change in unrealized
       appreciation from
       investments, futures, and
       translation of assets and
       liabilities denominated in
       foreign currencies...........   153,621   4,147   15,444   51,641
                                     ---------  ------  -------  -------
      Net Realized/Unrealized Gains
       from Investments.............    36,421   4,972   12,031   47,148
                                     ---------  ------  -------  -------
      Change in Net Assets
       Resulting from Operations.... $  43,084  $5,125  $12,636  $47,989
                                     =========  ======  =======  =======

* Dividends for the International Equity Fund are net of foreign withholding taxes of $706.
**Represents realized gains/(losses) from investment transactions with affiliates for the Strategic Portfolios.

                      See notes to financial statements.

For the year ended July 31, 2003


                                                                  AMSOUTH FUNDS
                                                       Statements of Operations
                                                          (amount in thousands)


                                                                                         Strategic
                                                     Strategic               Strategic  Portfolios:
                                                    Portfolios:  Strategic  Portfolios:  Moderate
 Capital                     International          Aggressive  Portfolios:  Growth &    Growth &
 Growth   Mid Cap  Small Cap    Equity     Balanced   Growth      Growth      Income      Income
  Fund     Fund      Fund        Fund        Fund    Portfolio   Portfolio   Portfolio   Portfolio
--------  -------  --------- ------------- -------- ----------- ----------- ----------- -----------
$  2,057  $ 1,115  $    319     $ 5,491*   $ 1,680    $    --     $    --     $    --     $    --
      39       24        32          --         31        148         322       1,635         684
      --        1        46          54      3,370         --          --          --          --
      37        2       125         209         18         --          --          --          --
--------  -------  --------     -------    -------    -------     -------     -------     -------
   2,133    1,142       522       5,754      5,099        148         322       1,635         684
--------  -------  --------     -------    -------    -------     -------     -------     -------
   2,026      933     1,810       2,634      1,210         46          41         151          54
     506      187       302         421        302         46          41         151          54
      61       47        13           4        134          8          20          16          11
      43       20        12          10        178         23          19          51          20
      21       16         5           1         45          2           6           6           4
     342      119       216         310         93         20          16          80          26
      59       38        37          72         41          5           4          16           6
      70       26        41         108         42          6           6          21           7
      80       64        61          47        114         64          48          69          58
      26       15        12          33         11         17          17          28          28
      99       37        60          84         61         11          10          31           9
--------  -------  --------     -------    -------    -------     -------     -------     -------
   3,333    1,502     2,569       3,724      2,231        248         228         620         277
     (12)    (375)     (163)       (927)       (16)       (23)        (21)        (76)        (27)
    (130)     (51)      (79)       (105)       (82)       (23)        (21)         --         (27)
     (14)      (6)       (9)         --         (9)        (1)         (1)         (5)         (2)
      --      (16)       (8)         --         (7)       (27)        (27)        (18)        (26)
    (114)     (40)      (72)       (103)       (31)       (17)        (15)        (49)        (18)
     (38)     (14)      (22)        (31)       (22)        (3)         (3)        (11)         (4)
--------  -------  --------     -------    -------    -------     -------     -------     -------
   3,025    1,000     2,216       2,558      2,064        154         140         461         173
--------  -------  --------     -------    -------    -------     -------     -------     -------
    (892)     142    (1,694)      3,196      3,035         (6)        182       1,174         511
--------  -------  --------     -------    -------    -------     -------     -------     -------
 (31,626)  (2,855)  (26,523)      3,252     (3,406)    (7,110)     (3,757)     (8,020)     (1,846)
      --       --        --          --         --        182         139         476         175

  55,752   20,382    34,595      27,352     12,184      9,529       5,461      12,753       3,250
--------  -------  --------     -------    -------    -------     -------     -------     -------
  24,126   17,527     8,072      30,604      8,778      2,601       1,843       5,209       1,579
--------  -------  --------     -------    -------    -------     -------     -------     -------
$ 23,234  $17,669  $  6,378     $33,800    $11,813    $ 2,595     $ 2,025     $ 6,383     $ 2,090
========  =======  ========     =======    =======    =======     =======     =======     =======


                      See notes to financial statements.

 AMSOUTH FUNDS
 Statements of Operations
 (amount in thousands)


                                               For the year ended July 31, 2003


                                                                   Limited
                                                        Government  Term             Municipal
                                                          Income    Bond      Bond     Bond
                                                           Fund     Fund      Fund     Fund
                                                        ---------- -------  -------  ---------
Investment Income:
Dividends..............................................  $     --  $    --  $    --   $    --
Dividends from affiliates..............................       139       58      130       133
Interest...............................................    13,965    8,742   32,398    15,957
Securities lending.....................................        66       46      183        --
                                                         --------  -------  -------   -------
  Total Investment Income..............................    14,170    8,846   32,711    16,090
                                                         --------  -------  -------   -------
Expenses:
Investment advisory....................................     1,868    1,325    4,270     2,462
Administration.........................................       575      408    1,314       757
Distribution -- Class B Shares (b).....................        65      123       79        34
Shareholder servicing -- Class A Shares (a)............        42       65      114        36
Shareholder servicing -- Class B Shares (b)............        22       41       27        12
Shareholder servicing -- Class I Shares (c)............       393      242      901       540
Accounting.............................................        84       55      158       100
Custodian..............................................        79       56      181       104
Transfer agent.........................................        69       52      191        67
Registration and filing................................        24        6        9        --
Other..................................................       117       82      264       159
                                                         --------  -------  -------   -------
  Total expenses before fee reductions.................     3,338    2,455    7,508     4,271
  Expenses reduced by:
    Investment Advisor.................................      (437)    (334)  (1,050)     (954)
    Administrator......................................      (145)    (112)    (349)     (196)
    Custodian..........................................       (17)     (12)     (39)      (22)
    Transfer Agent.....................................        --       --       --        --
    Distributor........................................      (131)     (81)    (300)     (180)
    Fund Accountant....................................       (43)     (30)     (98)      (56)
                                                         --------  -------  -------   -------
  Net Expenses.........................................     2,565    1,886    5,672     2,863
                                                         --------  -------  -------   -------
Net Investment Income..................................    11,605    6,960   27,039    13,227
                                                         --------  -------  -------   -------
Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains from investment transactions........     8,185    1,070   11,539     1,238
Change in unrealized depreciation from investments.....   (10,035)  (1,377)  (5,808)   (2,667)
                                                         --------  -------  -------   -------
Net Realized/Unrealized Gains/(Losses) from Investments    (1,850)    (307)   5,731    (1,429)
                                                         --------  -------  -------   -------
Change in Net Assets Resulting from Operations.........  $  9,755  $ 6,653  $32,770   $11,798
                                                         ========  =======  =======   =======

(a)Represents Class 2 Shares for the Institutional Prime Obligations Money
   Market.
(b)Represents Class 3 Shares for the Institutional Prime Obligations Money
   Market.
(c)Represents Class 1 Shares for the Institutional Prime Obligations Money
   Market.

                      See notes to financial statements.

For the year ended July 31, 2003


                                                                  AMSOUTH FUNDS
                                                       Statements of Operations
                                                          (amount in thousands)


                                                             Institutional
                                  U.S.   Treasury                Prime
     Florida Tennessee  Prime   Treasury Reserve  Tax-Exempt  Obligations
      Tax-     Tax-     Money    Money    Money     Money        Money
     Exempt   Exempt    Market   Market   Market    Market      Market
      Fund     Fund      Fund     Fund     Fund      Fund        Fund
     ------- --------- -------  -------- -------- ---------- -------------
     $   --   $   --   $    --   $   --   $   --    $   99      $   --
         20       22        --       --       --        --          --
      2,626    2,078    12,515    2,862    2,420     2,258       7,720
         --       --        45       29       24        --          27
     ------   ------   -------   ------   ------    ------      ------
      2,646    2,100    12,560    2,891    2,444     2,357       7,747
     ------   ------   -------   ------   ------    ------      ------
        409      362     3,448      805      674       740       1,057
        126      111     1,724      402      337       370         529
         26       20        29       --       --        --         651
         16       21     1,223      242      157        91         464
          9        6        10       --       --        --          --
         80       67       553      157      158       223          --
         18       18       186       44       37        47         114
         17       15       237       55       46        51         145
         32       32       231      126       47        30          81
          2       35        34       23       26        22           5
         27       30       375      110      103        74         220
     ------   ------   -------   ------   ------    ------      ------
        762      717     8,050    1,964    1,585     1,648       3,266
       (160)     (86)     (431)    (101)     (84)     (277)       (687)
        (66)     (30)     (862)      --     (168)       --          --
         (4)      (3)      (47)     (10)      (8)      (11)        (28)
        (21)     (22)       --       --       --        --          --
        (27)     (22)     (199)     (54)     (53)      (79)         --
         (9)      (8)     (127)     (30)     (25)      (27)        (78)
     ------   ------   -------   ------   ------    ------      ------
        475      546     6,384    1,769    1,247     1,254       2,473
     ------   ------   -------   ------   ------    ------      ------
      2,171    1,554     6,176    1,122    1,197     1,103       5,274
     ------   ------   -------   ------   ------    ------      ------
         26      343        --       --        2        --          --
       (525)    (499)       --       --       --        --          --
     ------   ------   -------   ------   ------    ------      ------
       (499)    (156)       --       --       --        --          --
     ------   ------   -------   ------   ------    ------      ------
     $1,672   $1,398   $ 6,176   $1,122   $1,199    $1,103      $5,274
     ======   ======   =======   ======   ======    ======      ======


                      See notes to financial statements.

 AMSOUTH FUNDS
 Statements of Changes in Net Assets
 (amounts in thousands)


                                                           Year Ended   Year Ended   Year Ended Year Ended Year Ended Year Ended
                                                            July 31,     July 31,     July 31,   July 31,   July 31,   July 31,
                                                              2003         2002         2003       2002       2003       2002
                                                           ----------   ----------   ---------- ---------- ---------- ----------

                                                                Value Fund            Select Equity Fund   Enhanced Market Fund
                                                           ------------------------  --------------------  --------------------
Net Assets, Beginning of Period........................... $ 530,580    $ 688,970     $ 17,730   $ 11,294   $ 32,910   $ 53,848
                                                           ---------    ---------     --------   --------   --------   --------
Operations:
 Net investment income (loss).............................     6,663        3,834          153         29        605        109
 Net realized gains (losses) from investment
   transactions, futures, and option contracts............  (117,200)      44,820          825      1,307     (3,413)    (4,213)
 Change in unrealized appreciation/depreciation from
   investments............................................   153,621     (270,953)       4,147     (1,988)    15,444     (7,436)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets resulting from operations............    43,084     (222,299)       5,125       (652)    12,636    (11,540)
                                                           ---------    ---------     --------   --------   --------   --------
Dividends to:
Class A Shareholders:
 From net investment income...............................    (1,165)        (630)         (24)        (8)      (132)       (66)
 From net realized gains from investment transactions.....    (3,842)     (10,776)          --         --         --       (312)
Class B Shareholders:
 From net investment income...............................      (131)          (8)          (9)        (1)        (9)        (3)
 From net realized gains from investment transactions.....      (507)      (1,102)          --         --         --       (168)
Class I Shareholders:
 From net investment income...............................    (5,099)      (3,128)        (123)       (23)      (428)       (43)
 From net realized gains from investment transactions.....   (17,634)     (43,798)          --         --         --       (246)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets from dividends to shareholders.......   (28,378)     (59,442)        (156)       (32)      (569)      (838)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets from capital share transactions......   (13,065)     123,351       36,713      7,120     84,153     (8,560)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets......................................     1,641     (158,390)      41,682      6,436     96,220    (20,938)
                                                           ---------    ---------     --------   --------   --------   --------
Net Assets, End of Period................................. $ 532,221    $ 530,580     $ 59,412   $ 17,730   $129,130   $ 32,910
                                                           =========    =========     ========   ========   ========   ========

                                                                                                           Strategic Portfolios:
                                                                                                             Aggressive Growth
                                                           International Equity Fund     Balanced Fund           Portfolio
                                                           ------------------------  --------------------  --------------------
Net Assets, Beginning of Period........................... $ 189,777    $ 148,945     $154,958   $166,762   $ 21,823   $ 25,092
                                                           ---------    ---------     --------   --------   --------   --------
Operations:
 Net investment income (loss).............................     3,196          885        3,035      4,192         (6)       (69)
 Net realized gains (losses) from investments, and
   foreign currency transactions*.........................     3,252      (40,007)      (3,406)     4,299     (7,110)    (4,149)
 Realized gain distributions from underlying funds........        --           --           --         --        182        939
 Change in unrealized appreciation/depreciation from
   investments and translation of assets and liabilities
   in foreign currencies..................................    27,352       10,232       12,184    (21,559)     9,529     (3,549)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets resulting from operations............    33,800      (28,890)      11,813    (13,068)     2,595     (6,828)
                                                           ---------    ---------     --------   --------   --------   --------
Dividends to:
Class A Shareholders:
 From net investment income...............................        (3)          --       (1,672)    (1,806)        (1)        --
 From net realized gains from investment transactions.....        --           --         (916)    (1,970)        --       (453)
Class B Shareholders:
 From net investment income...............................        --           --         (287)      (248)        --         --
 From net realized gains from investment transactions.....        --           --         (234)      (332)        --        (48)
Class I Shareholders:
 From net investment income...............................      (425)        (158)      (1,566)    (2,222)        (2)        --
 From net realized gains from investment transactions.....        --           --         (846)    (2,428)        --     (1,157)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets from dividends to shareholders.......      (428)        (158)      (5,521)    (9,006)        (3)    (1,658)
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets from capital transactions............    36,942       69,880          209     10,270      3,312      5,217
                                                           ---------    ---------     --------   --------   --------   --------
Proceeds from redemption fees collected...................       166           --           --         --         --         --
                                                           ---------    ---------     --------   --------   --------   --------
Change in net assets......................................    70,480       40,832        6,501    (11,804)     5,904     (3,269)
                                                           ---------    ---------     --------   --------   --------   --------
Net Assets, End of Period................................. $ 260,257    $ 189,777     $161,459   $154,958   $ 27,727   $ 21,823
                                                           =========    =========     ========   ========   ========   ========

*Represents realized gains/(losses) from investment transactions with affiliates for the Strategic Portfolios.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                            Statements of Changes in Net Assets
                                                         (amounts in thousands)


Year Ended Year Ended Year Ended Year Ended Year Ended Year Ended Year Ended Year Ended
 July 31,   July 31,   July 31,   July 31,   July 31,   July 31,   July 31,   July 31,
   2003       2002       2003       2002       2003       2002       2003       2002
---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

   Large Cap Fund      Capital Growth Fund      Mid Cap Fund         Small Cap Fund
--------------------  --------------------  --------------------  --------------------
 $473,011  $ 616,343   $267,396   $327,718   $ 45,753   $ 65,480   $146,227   $184,056
 --------  ---------   --------   --------   --------   --------   --------   --------
      841        240       (892)    (1,754)       142       (749)    (1,694)    (1,761)
   (4,493)    31,495    (31,626)   (58,901)    (2,855)    (5,295)   (26,523)   (28,063)
   51,641   (170,150)    55,752    (26,541)    20,382     (7,918)    34,595    (25,781)
 --------  ---------   --------   --------   --------   --------   --------   --------
   47,989   (138,415)    23,234    (87,196)    17,669    (13,962)     6,378    (55,605)
 --------  ---------   --------   --------   --------   --------   --------   --------
     (100)       (17)        --         --         (8)        --         --         --
   (2,938)    (4,137)        --         --         --         --         --         --
       --         --         --         --         --         --         --         --
     (898)    (1,616)        --         --         --         --         --         --
     (832)      (325)        (6)        --       (148)        --         --         --
  (15,666)   (28,167)        --         --         --         --         --         --
 --------  ---------   --------   --------   --------   --------   --------   --------
   20,434    (34,262)        (6)        --       (156)        --         --         --
 --------  ---------   --------   --------   --------   --------   --------   --------
    5,500     29,345    (33,340)    26,874     69,842     (5,765)    30,052     17,776
 --------  ---------   --------   --------   --------   --------   --------   --------
   33,055   (143,332)   (10,112)   (60,322)    87,355    (19,727)    36,430    (37,829)
 --------  ---------   --------   --------   --------   --------   --------   --------
 $506,066  $ 473,011   $257,284   $267,396   $133,108   $ 45,753   $182,657   $146,227
 ========  =========   ========   ========   ========   ========   ========   ========

                      Strategic Portfolios: Strategic Portfolios:
Strategic Portfolios:    Growth & Income      Moderate Growth &
  Growth Portfolio          Portfolio         Income Portfolio
--------------------  --------------------  --------------------
 $ 18,264  $  20,739   $ 71,099   $ 83,069   $ 25,049   $ 21,726
 --------  ---------   --------   --------   --------   --------
      182        189      1,173      1,621        511        569
   (3,757)    (2,443)    (8,020)    (7,726)    (1,846)    (1,263)
      139        470        476      1,498        175        472
    5,461     (1,623)    12,754     (3,832)     3,250     (1,645)
 --------  ---------   --------   --------   --------   --------
    2,025     (3,407)     6,383     (8,439)     2,090     (1,867)
 --------  ---------   --------   --------   --------   --------
      (68)       (42)      (313)      (268)      (154)       (74)
       --       (149)        --       (368)       (29)       (63)
       (7)        (6)       (18)       (26)       (18)       (21)
       --        (57)        --        (58)        (4)       (24)
     (102)      (142)      (863)    (1,345)      (339)      (469)
       --       (437)        --     (1,874)       (64)      (389)
 --------  ---------   --------   --------   --------   --------
     (177)      (833)    (1,194)    (3,939)      (608)    (1,040)
 --------  ---------   --------   --------   --------   --------
    5,990      1,765      7,956        408      4,769      6,230
 --------  ---------   --------   --------   --------   --------
    7,838     (2,475)    13,145    (11,970)     6,251      3,323
 --------  ---------   --------   --------   --------   --------
 $ 26,102  $  18,264   $ 84,244   $ 71,099   $ 31,300   $ 25,049
 ========  =========   ========   ========   ========   ========


                      See notes to financial statements.

 AMSOUTH FUNDS
 Statements of Changes in Net Assets
 (amounts in thousands)



                                                                       Year Ended  Year Ended  Year Ended  Year Ended
                                                                        July 31,    July 31,    July 31,    July 31,
                                                                          2003        2002        2003        2002
                                                                       ----------  ----------  ----------  ----------

                                                                       Government Income Fund  Limited Term Bond Fund
                                                                       ----------------------  --------------------
Net Assets, Beginning of Period....................................... $  275,553  $  309,406  $ 184,939    $167,793
                                                                       ----------  ----------  ---------    --------
Operations:
  Net investment income...............................................     11,605      14,552      6,960       8,017
  Net realized gains from investment transactions.....................      8,185         664      1,070         197
  Change in unrealized appreciation/depreciation from investments.....    (10,035)      5,396     (1,377)      2,872
                                                                       ----------  ----------  ---------    --------
Change in net assets resulting from operations........................      9,755      20,612      6,653      11,086
                                                                       ----------  ----------  ---------    --------
Dividends to:
Class A Shareholders:
  From net investment income..........................................       (670)       (353)    (1,030)       (667)
  From net realized gains from investment transactions................       (150)         --         --          --
  From tax return of capital..........................................         --          (7)        --          --
Class B Shareholders:
  From net investment income..........................................       (275)       (112)      (512)       (210)
  From net realized gains from investment transactions................        (60)         --         --          --
  From tax return of capital..........................................         --          (2)        --          --
Class I Shareholders:
  From net investment income..........................................    (10,935)    (15,084)    (6,543)     (7,591)
  From net realized gains from investment transactions................     (3,633)         --         --          --
  From tax return of capital..........................................         --        (303)        --          --
                                                                       ----------  ----------  ---------    --------
Change in net assets from dividends to shareholders...................    (15,723)    (15,861)    (8,085)     (8,468)
                                                                       ----------  ----------  ---------    --------
Change in net assets from capital share transactions..................     14,811     (38,604)    59,081      14,528
                                                                       ----------  ----------  ---------    --------
Change in net assets..................................................      8,843     (33,853)    57,649      17,146
                                                                       ----------  ----------  ---------    --------
Net Assets, End of Period............................................. $  284,396  $  275,553  $ 242,588    $184,939
                                                                       ==========  ==========  =========    ========

                                                                                Prime              U.S. Treasury
                                                                          Money Market Fund      Money Market Fund
                                                                       ----------------------  --------------------
Net Assets, Beginning of Period....................................... $1,326,177  $1,312,547  $ 267,376    $300,541
                                                                       ----------  ----------  ---------    --------
Operations:
  Net investment income...............................................      6,176      21,797      1,122       4,121
    Net realized gains (losses) from investment transactions..........         --          54         --          --
    Change in unrealized appreciation/depreciation from investments...         --          --         --          --
                                                                       ----------  ----------  ---------    --------
Change in net assets resulting from operations........................      6,176      21,851      1,122       4,121
                                                                       ----------  ----------  ---------    --------
Dividends to:
Class A Shareholders (a):
  From net investment income..........................................     (3,110)     (8,874)      (469)     (1,435)
Class B Shareholders (b):
  From net investment income..........................................        (10)        (18)        --          --
Class I Shareholders (c):
  From net investment income..........................................     (3,056)    (12,905)      (653)     (2,686)
                                                                       ----------  ----------  ---------    --------
Change in net assets from dividends to shareholders...................     (6,176)    (21,797)    (1,122)     (4,121)
                                                                       ----------  ----------  ---------    --------
Change in net assets from capital share transactions..................   (661,612)     13,576   (103,487)    (33,165)
                                                                       ----------  ----------  ---------    --------
Change in net assets..................................................   (661,612)     13,630   (103,487)    (33,165)
                                                                       ----------  ----------  ---------    --------
Net Assets, End of Period............................................. $  664,565  $1,326,177  $ 163,889    $267,376
                                                                       ==========  ==========  =========    ========

(a)Represents Class 2 for Institutional Prime Obligations Money Market Fund.
(b)Represents Class 3 for Institutional Prime Obligations Money Market Fund.
(c)Represents Class 1 for Institutional Prime Obligations Money Market Fund.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                            Statements of Changes in Net Assets
                                                         (amounts in thousands)


Year Ended  Year Ended Year Ended Year Ended Year Ended  Year Ended  Year Ended   Year Ended
 July 31,    July 31,   July 31,   July 31,   July 31,    July 31,    July 31,     July 31,
   2003        2002       2003       2002       2003        2002        2003         2002
----------  ---------- ---------- ---------- ----------  ----------  ----------   ----------

      Bond Fund         Municipal Bond Fund  Florida Tax-Exempt Fund Tennessee Tax-Exempt Fund
---------------------  --------------------  ----------------------  ------------------------
$  634,644   $633,927   $386,523   $390,129  $  61,550    $ 61,833    $54,419      $61,889
----------   --------   --------   --------  ---------    --------    -------      -------
    27,039     30,798     13,227     15,297      2,171       2,320      1,554        1,788
    11,539      9,340      1,238        757         26         325        343          753
    (5,808)    12,107     (2,667)     7,520       (525)      1,156       (499)         627
----------   --------   --------   --------  ---------    --------    -------      -------
    32,770     52,245     11,798     23,574      1,672       3,801      1,398        3,168
----------   --------   --------   --------  ---------    --------    -------      -------
    (2,037)    (1,263)      (450)      (403)      (213)       (132)      (217)        (102)
      (588)       (58)       (43)       (10)        (1)         --         --           --
        --         --         --         --         --          --         --           --
      (392)      (376)      (112)       (85)       (91)        (57)       (49)         (38)
      (139)       (22)       (14)        (2)        --          --         --           --
        --         --         --         --         --          --         --           --
   (27,765)   (31,417)   (11,952)   (15,192)    (1,866)     (2,085)    (1,258)      (1,667)
    (7,893)    (1,498)    (1,118)      (339)        (5)         --         --           --
        --         --         --         --         --          --         --           --
----------   --------   --------   --------  ---------    --------    -------      -------
   (38,814)   (34,634)   (13,689)   (16,031)    (2,176)     (2,274)    (1,524)      (1,807)
----------   --------   --------   --------  ---------    --------    -------      -------
    31,408    (16,894)   (12,730)   (11,149)       252      (1,810)    (2,463)      (8,831)
----------   --------   --------   --------  ---------    --------    -------      -------
    25,364        717    (14,621)    (3,606)      (252)       (283)    (2,589)      (7,470)
----------   --------   --------   --------  ---------    --------    -------      -------
$  660,008   $634,644   $371,902   $386,523  $  61,298    $ 61,550    $51,830      $54,419
==========   ========   ========   ========  =========    ========    =======      =======

                                                 Institutional
   Treasury Reserve         Tax-Exempt         Prime Obligations
  Money Market Fund      Money Market Fund     Money Market Fund
---------------------  --------------------  ----------------------
 $ 316,986   $366,515   $206,543   $192,633  $ 667,633    $753,181
----------   --------   --------   --------  ---------    --------
     1,197      5,520      1,103      1,957      5,274      12,684
        --         --         --         (9)        --          27
        --         --         --         --         --          --
----------   --------   --------   --------  ---------    --------
     1,197      5,520      1,103      1,948      5,274      12,711
----------   --------   --------   --------  ---------    --------
      (376)    (1,344)      (173)      (358)    (1,709)     (5,402)
        --         --         --         --     (1,003)     (2,954)
      (821)    (4,176)      (930)    (1,599)    (2,562)     (4,328)
----------   --------   --------   --------  ---------    --------
    (1,197)    (5,520)    (1,103)    (1,957)    (5,274)    (12,684)
----------   --------   --------   --------  ---------    --------
  (228,557)   (49,529)   (43,380)    13,919   (206,563)    (85,575)
----------   --------   --------   --------  ---------    --------
  (228,557)   (49,529)   (43,380)    13,910   (206,563)    (85,548)
----------   --------   --------   --------  ---------    --------
 $  88,429   $316,986   $163,163   $206,543  $ 461,070    $667,633
==========   ========   ========   ========  =========    ========


                      See notes to financial statements.

 AMSOUTH FUNDS
 Notes to Financial Statements
 July 31, 2003

1.  Organization:

   AmSouth Funds (the "Trust") was organized on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

   The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Value Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth Large Cap Fund, the AmSouth Capital Growth Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth International Equity Fund, the AmSouth Balanced Fund, the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios: Growth Portfolio, the AmSouth Strategic
Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios:
Moderate Growth and Income Portfolio, the AmSouth Government Income Fund, the AmSouth Limited Term Bond Fund, the AmSouth Bond Fund, the AmSouth Municipal Bond Fund, the AmSouth Florida Tax-Exempt Fund, the AmSouth Tennessee Tax-Exempt Fund, (collectively, "the variable net asset funds"), the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund and the AmSouth Institutional Prime Obligations Money Market Fund (collectively, "the money market funds")(collectively, "the Funds" and individually "a Fund").

2.  Reorganization:

   The shareholders of the AmSouth Limited Term Tennessee Tax-Exempt Fund approved at a special meeting of the shareholders held on October 15, 2002, a Plan of Reorganization ("Plan") effective November 1, 2002. The Plan, which qualified as a tax-free exchange for federal income tax purposes, provided for the transfer of all of the assets of the AmSouth Limited Term Tennessee Tax-Exempt Fund to the AmSouth Tennessee Tax-Exempt Fund in exchange for Class A and Class B shares of the Tennessee Tax-Exempt Fund and the assumption by the Tennessee Tax-Exempt Fund of all of the liabilities of the Limited Term Tennessee Tax-Exempt Fund, followed by the dissolution and liquidation of the Limited Term Tennessee Tax-Exempt Fund, and the distribution of shares of the Tennessee Tax-Exempt Fund to the shareholders of the Limited Term Tennessee Tax-Exempt Fund. The following is a summary of shares outstanding, net assets, net asset value per share, undistributed net realized losses, and unrealized appreciation immediately prior to and following the reorganization:

                                                                    After
                                        Before Reorganization   Reorganization
                                      ------------------------  --------------
                                        AmSouth
                                      Limited Term   AmSouth       AmSouth
                                       Tennessee    Tennessee     Tennessee
                                       Tax-Exempt   Tax-Exempt    Tax-Exempt
                                          Fund         Fund          Fund
                                      ------------ -----------  --------------
  Class A
     Shares..........................     850,232      372,321     1,214,802
     Net Assets......................  $8,769,633  $ 3,875,588   $12,645,221
     Net Asset Value.................  $    10.31  $     10.41   $     10.41
  Class B
     Shares..........................      97,040      176,597       272,645
     Net Assets......................  $1,000,801  $ 1,840,087   $ 2,840,888
     Net Asset Value.................  $    10.31  $     10.42   $     10.42
  Class I
     Shares..........................          --    4,519,017     4,519,017
     Net Assets......................          --  $47,001,860   $47,001,860
     Net Asset Value.................          --  $     10.40   $     10.40
  Unrealized Appreciation............  $  290,780  $ 2,196,459   $ 2,487,239
  Undistributed Realized Capital Loss  $  (53,964) $  (188,145)  $  (242,109)

   The AmSouth Tennessee Tax-Exempt Fund retained its investment objective and financial history after the reorganization.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

2.  Reorganization (continued)

   The shareholders of the AmSouth Limited Term U.S. Government Fund approved at a special meeting of the shareholders held on October 15, 2002, a Plan of Reorganization ("Plan") effective November 1, 2002. The Plan, which qualified as a tax-free exchange for federal income tax purposes, provided for the transfer of all of the assets of the AmSouth Limited Term U.S. Government Fund to the AmSouth Government Income Fund in exchange for Class A, Class B, and Class I shares of the Government Income Fund and the assumption by the Government Income Fund of all of the liabilities of the Limited Term U.S. Government Fund, followed by the dissolution and liquidation of the Limited Term U.S. Government Fund, and the distribution of shares of the Government Income Fund to the shareholders of the Limited Term U.S. Government Fund. The following is a summary of shares outstanding, net assets, net asset value per share, undistributed net realized gains/losses, and unrealized appreciation immediately prior to and following the reorganization:

                                                                         After
                                             Before Reorganization   Reorganization
                                           ------------------------- --------------
                                             AmSouth
                                           Limited Term   AmSouth       AmSouth
                                               U.S.      Government    Government
                                            Government     Income        Income
                                               Fund         Fund          Fund
                                           ------------ ------------ --------------
Class A
   Shares.................................     661,339     1,016,156     1,697,571
   Net Assets............................. $ 6,985,312  $ 10,416,782  $ 17,402,094
   Net Asset Value........................ $     10.56  $      10.25  $      10.25
Class B
   Shares.................................     535,539       409,428       961,249
   Net Assets............................. $ 5,655,809  $  4,196,376  $  9,852,185
   Net Asset Value........................ $     10.56  $      10.25  $      10.25
Class I
   Shares.................................   3,108,506    24,503,522    27,705,597
   Net Assets............................. $32,828,223  $251,214,253  $284,042,476
   Net Asset Value........................ $     10.56  $      10.25  $      10.25
Unrealized Appreciation................... $ 1,696,549  $ 15,082,282  $ 16,778,831
Undistributed Realized Capital Gain/(Loss) $  (465,656) $    203,010  $   (262,646)

   The AmSouth Government Income Fund retained its investment objective and financial history after the reorganization.

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements

2.  Reorganization (continued)

   The shareholders of the AmSouth Equity Income Fund approved at a special meeting of the shareholders held on October 15, 2002, a Plan of Reorganization ("Plan") effective November 8, 2002. The Plan, which qualified as a tax-free exchange for federal income tax purposes, provided for the transfer of all of the assets of the AmSouth Equity Income Fund to the AmSouth Value Fund in exchange for Class A, Class B, and Class I shares of the Value Fund and the assumption by the Value Fund of all of the liabilities of the Equity Income Fund, followed by the dissolution and liquidation of the Equity Income Fund, and the distribution of shares of the Value Fund to the shareholders of the Equity Income Fund. The following is a summary of shares outstanding, net assets, net asset value per share, undistributed net realized losses, and unrealized depreciation immediately prior to and following the reorganization:

                                                                     After
                                        Before Reorganization    Reorganization
                                     --------------------------  --------------
                                        AmSouth
                                     Equity Income AmSouth Value AmSouth Value
                                         Fund          Fund           Fund
                                     ------------- ------------- --------------
 Class A
    Shares..........................    1,689,021     7,799,078      9,362,304
    Net Assets...................... $ 18,206,099  $ 90,831,411   $109,037,510
    Net Asset Value................. $      10.78  $      11.65   $      11.65
 Class B
    Shares..........................    1,647,093     1,018,302      2,552,269
    Net Assets...................... $ 17,577,004  $ 11,668,265   $ 29,245,269
    Net Asset Value................. $      10.67  $      11.46   $      11.46
 Class I
    Shares..........................    2,679,390    35,022,078     37,508,732
    Net Assets...................... $ 28,903,417  $407,077,769   $435,981,186
    Net Asset Value................. $      10.79  $      11.62   $      11.62
 Unrealized Depreciation............ $ (1,062,892) $(79,501,525)  $(80,564,417)
 Undistributed Realized Capital Loss $(37,613,990) $ (8,551,277)  $(46,165,267)

   The AmSouth Value Fund retained its investment objective and financial history after the reorganization.

3.  Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

   Investments of the money market funds are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

   Bond and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trust's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of electronic and matrix techniques which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges of over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, by reference to the latest available bid and asked prices in the principal market in which such securities are

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

3.  Significant Accounting Policies (continued)

normally traded. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Trust's Board of Trustees.

Investments in investment companies are valued at their net asset values as reported by such companies.

The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

   Investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Securities Transactions and Related Income:

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Financial Futures Contracts:

   The Enhanced Market, Select Equity, Large Cap, Capital Growth, Mid Cap, International Equity, Limited Term Bond, Bond, and Tennessee Tax-Exempt Funds may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements:

   The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth Investment Management Company, LLC ("AIMCO"), deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by various U.S. government securities.

Foreign Currency Translation:

   The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements

3.  Significant Accounting Policies (continued)

   Reported net realized foreign exchange gains or losses arise from sales and maturities of fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Risks Associated with Foreign Securities and Currencies:

   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts:

   The International Equity Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.

Financial Instruments:

   The Select Equity, Enhanced Market, Large Cap, Capital Growth, Mid Cap, International Equity, Balanced, and Bond Funds may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as realized gains to the Fund. The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. They would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

Securities Lending:

   To generate additional income, the Funds may lend up to 33 1/3% of total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

3.  Significant Accounting Policies (continued)

   When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

   There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of July 31, 2003, the following Funds had securities on loan (amounts in thousands):

                                                                   Market
                                                        Market    Value of
                                                       Value of    Loaned
                                                      Collateral Securities
                                                      ---------- ----------
    Value Fund.......................................  $ 78,576   $ 76,314
    Enhanced Market Fund.............................       195        188
    Large Cap Equity.................................    47,956     46,002
    Capital Growth...................................    23,731     23,371
    Mid Cap Equity...................................     4,773      4,664
    Small Cap Fund...................................    19,647     20,121
    International Equity Fund........................    16,072     15,486
    Balanced Fund....................................    19,401     18,830
    Government Income Fund...........................    69,495     67,676
    Limited Term Bond Fund...........................    62,686     61,166
    Bond Fund........................................   191,636    185,843
    Prime Money Market Fund..........................    46,403     45,411
    U.S. Treasury Money Market Fund..................    29,251     29,232
    Treasury Reserve Money Market Fund...............    16,969     16,944
    Institutional Prime Obligations Money Market Fund    30,847     30,235

Dividends to Shareholders:

   Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds, except for the International Equity Fund, which dividends are declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

   It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements

3.  Significant Accounting Policies (continued)

Other:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to all the Funds on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.  Purchases and Sales of Securities:

   Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2003 were as follows (amounts in thousands):

                                                            Purchases  Sales
                                                            --------- --------
 Value Fund................................................ $603,125  $688,745
 Select Equity Fund........................................   38,843     2,825
 Enhanced Market Fund......................................   96,292    19,153
 Large Cap Equity..........................................   30,963    37,058
 Capital Growth............................................  379,137   403,571
 Mid Cap Equity............................................  119,137    52,192
 Small Cap Fund............................................  349,231   319,976
 International Equity Fund.................................   81,374    36,267
 Balanced Fund.............................................  125,576   130,487
 Strategic Portfolios: Aggressive Growth Portfolio.........   27,348    22,761
 Strategic Portfolios: Growth Portfolio....................   32,737    25,609
 Strategic Portfolios: Growth and Income Portfolio.........  110,684   101,734
 Strategic Portfolios: Moderate Growth and Income Portfolio   41,225    36,206
 Government Income Fund....................................  113,889   125,266
 Limited Term Bond Fund....................................  105,537    56,262
 Bond Fund.................................................  241,383   205,977
 Municipal Bond Fund.......................................   26,175    56,825
 Florida Tax-Exempt Fund...................................    5,296     3,660
 Tennessee Tax-Exempt Fund.................................   10,774    11,808

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements


5.  Affiliated Party Transactions:

   AIMCO serves as investment advisor for the Trust. Under the terms of the investment advisory agreement, AIMCO, a separate, wholly owned subsidiary of AmSouth Bank ("AmSouth"), is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                                              Annual Fee as a
                                                           Percentage of Average
                                                             Daily Net Assets
                                                           ---------------------
Value Fund................................................         0.80%
Select Equity Fund........................................         0.80%
Enhanced Market Fund......................................         0.45%
Large Cap.................................................         0.80%
Capital Growth............................................         0.80%
Mid Cap Equity............................................         1.00%
Small Cap Fund............................................         1.20%
International Equity Fund.................................         1.25%
Balanced Fund.............................................         0.80%
Strategic Portfolios: Aggressive Growth Portfolio.........         0.20%
Strategic Portfolios: Growth Portfolio....................         0.20%
Strategic Portfolios: Growth and Income Portfolio.........         0.20%
Strategic Portfolios: Moderate Growth and Income Portfolio         0.20%
Government Income Fund....................................         0.65%
Limited Term Bond Fund....................................         0.65%
Bond Fund.................................................         0.65%
Municipal Bond Fund.......................................         0.65%
Florida Tax-Exempt Fund...................................         0.65%
Tennessee Tax-Exempt Fund.................................         0.65%
Prime Money Market Fund...................................         0.40%
U.S. Treasury Money Market Fund...........................         0.40%
Treasury Reserve Money Market Fund........................         0.40%
Tax-Exempt Money Market Fund..............................         0.40%
Institutional Prime Obligations Money Market Fund.........         0.20%

   AmSouth serves as Custodian for the Trust, with the exception of the International Equity Fund. Pursuant to the Custodian Agreement with the Trust, AmSouth receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses. The Bank of New York serves the International Equity Fund as the custodian.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS Fund Services, Inc. ("BISYS Inc.") are subsidiaries of the BISYS Group, Inc.

   ASO Services Company ("ASO"), a wholly owned subsidiary of the BISYS Group, Inc., serves the Funds as Administrator ("Administrator"). Under the terms of the administration agreement, the Administrator receives a fee computed based on an annual percentage of 0.20% of the average daily net assets of each of the Funds except the Institutional Prime Obligations Money Market Fund, which is 0.10%. AmSouth and BISYS Ohio, with whom certain officers and trustees of the Trust are affiliated, serve as the Funds' sub-administrators. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain Administration duties, for which AmSouth receives a fee, paid by the Administrator, based on a percentage of each Fund's daily average net assets. ASO also serves the Funds as Fund Accountant for whom ASO receives a fee based on a percentage of each Fund's average daily net assets.

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements

Affiliated Party Transactions (continued)

   Pursuant to its agreement with the Administrator, BISYS Ohio, as sub-administrator, is entitled to compensation as mutually agreed upon from time to time by it and the Administrator. BISYS serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended July 31, 2003, BISYS received $2,962,534 from commissions earned on sales of shares of the Funds' variable net asset value funds. BISYS reallowed $2,844 to affiliated broker dealers of the Fund's shares. BISYS receives no fees from the Funds for providing distribution services to the Funds.

   BISYS Ohio, serves the Funds as Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS Ohio, receives a fee based on a percentage of each Fund's average daily net assets, plus out of pocket charges.

   Class A and Class I of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum rate of 0.25% of the Class A Shares and 0.15% of the Class I Shares of the average daily net assets of each of the Funds.

   Class B Shares, Class 2 Shares and Class 3 Shares of the Trust are subject to a Distribution and Shareholder Servicing Plan (the "Distribution Plan") permitting payment of compensation to a participating organization as payment for its services or expenses in connection with distribution assistance of the Funds' Class B Shares Class 2 Shares and Class 3 Shares to the participating organizations customers. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and pays BISYS for its cost of providing such services, subject to a maximum rate of 1.00% of the average daily net assets of the Class B Shares of each of the Funds, which includes a Shareholder Servicing Fee of 0.25% of the average daily net assets of the Class B Shares of each Fund. Class 2 Shares and Class 3 Shares are subject to a maximum rate of 0.25% and 0.50% of daily average net assets, respectively, for such services.

   During the period there were no commissions paid to affiliated brokers for security transactions.

   AIMCO, AmSouth, ASO, BISYS, and BISYS Ohio have voluntarily agreed to waive a portion of their fees. These expense waivers are voluntary and may be discontinued at any time.

6.  Concentration of Credit Risk

   The Municipal Bond Fund invests a large portion of its assets in tax-exempt debt obligations issued by the State of Alabama, its municipalities, counties, and other taxing districts. The issuers' abilities to meet their obligations may be affected by Alabama's economic, regional, and political developments.

   The Florida Tax-Exempt Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Florida, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Florida's economic, regional, and political developments.

   The Tennessee Tax-Exempt Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee's economic, regional, and political developments.

7.  Capital Share Transactions:

   The Trust has issued three classes of Fund shares: Class A Shares, Class I Shares, and Class B Shares in the Prime Money Market Fund and the variable net asset funds. The Trust has issued three classes of fund shares in the Institutional Prime Obligations Money Market Fund: Class 1, Class 2 and Class
3. The Trust has issued two classes of Fund shares: Class A Shares and Class I Shares in the other money market funds. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

   Transactions in capital shares for the Funds were as follows (amounts in thousands):

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

7.  Capital Share Transactions (continued)

                           ----------------------------------------
                                       Class A Shares:
                           ---------------------------------------
                            Proceeds               Cost of   Total
                           from shares  Dividends   shares  Class A
                             issued     reinvested redeemed Shares
                           -----------  ---------- -------- -------
Value Fund
 Year Ended July 31, 2003.   $39,558(a)    4,804   (33,262) 11,100
 Year Ended July 31, 2002.   $55,652      10,874   (26,570) 39,956
Select Equity Fund
 Year Ended July 31, 2003.   $ 3,518          22    (1,523)  2,017
 Year Ended July 31, 2002.   $ 2,927           8      (913)  2,022
Enhanced Market Fund
 Year Ended July 31, 2003.   $ 6,711         123    (4,476)  2,358
 Year Ended July 31, 2002.   $ 6,196         350    (7,540)   (994)
Large Cap Fund
 Year Ended July 31, 2003.   $44,810       2,565   (21,821) 25,554
 Year Ended July 31, 2002.   $32,795       3,488   (25,199) 11,084
Capital Growth Fund
 Year Ended July 31, 2003.   $11,310          --    (5,662)  5,648
 Year Ended July 31, 2002.   $63,690(d)       --   (62,591)  1,099
Mid Cap Fund
 Year Ended July 31, 2003.   $ 4,350           7    (4,347)     10
 Year Ended July 31, 2002.   $ 2,640          --    (4,320) (1,680)
Small Cap Fund
 Year Ended July 31, 2003.   $12,165          --   (11,416)    749
 Year Ended July 31, 2002.   $23,941          --   (24,892)   (951)
International Equity Fund
 Year Ended July 31, 2003.   $76,156           2   (76,657)   (499)
 Year Ended July 31, 2002.   $23,798          --   (22,173)  1,625
Balanced Fund
 Year Ended July 31, 2003.   $17,167       2,508   (13,840)  5,835
 Year Ended July 31, 2002.   $36,964       3,681   (16,459) 24,186
Strategic Portfolios:
 Aggressive Growth
 Portfolio
 Year Ended July 31, 2003.   $ 5,884           1    (3,329)  2,556
 Year Ended July 31, 2002.   $ 8,969         450    (1,213)  8,206
Strategic Portfolios:
 Growth Portfolio
 Year Ended July 31, 2003.   $ 7,283          67    (1,619)  5,731
 Year Ended July 31, 2002.   $ 4,690         188      (579)  4,299
Strategic Portfolios:
 Growth & Income Portfolio
 Year Ended July 31, 2003.   $16,228         311    (3,905) 12,634
 Year Ended July 31, 2002.   $13,493         635    (4,314)  9,814
Strategic Portfolios:
 Moderate Growth & Income
 Portfolio
 Year Ended July 31, 2003.   $ 5,828         180    (1,760)  4,248
 Year Ended July 31, 2002.   $ 7,077         136      (771)  6,442

                                     CAPITAL TRANSACTIONS (amounts in thousands):
                           -------------------------------------------------------------------------------------------------------
                                       Class B Shares:                          Class I Shares:
                           --------------------------------------  -----------------------------------------
                            Proceeds              Cost of   Total   Proceeds               Cost of    Total
                           from shares Dividends   shares  Class B from shares  Dividends   shares   Class I
                             issued    reinvested redeemed Shares    issued     reinvested redeemed  Shares
                           ----------- ---------- -------- ------- -----------  ---------- --------  -------
Value Fund
 Year Ended July 31, 2003.   19,110(b)     595     (6,057) 13,648    123,675(c)   10,502   (171,990) (37,813)
 Year Ended July 31, 2002.   11,633      1,064     (2,952)  9,745    187,113      22,992   (136,455)  73,650
Select Equity Fund
 Year Ended July 31, 2003.    3,648          8     (1,194)  2,462     37,387          59     (5,212)  32,234
 Year Ended July 31, 2002.    4,276          1       (779)  3,498      1,932          19       (351)   1,600
Enhanced Market Fund
 Year Ended July 31, 2003.    2,347          8     (2,044)    311     98,456         135    (17,107)  81,484
 Year Ended July 31, 2002.    1,458        158     (3,392) (1,776)    10,828         172    (16,790)  (5,790)
Large Cap Fund
 Year Ended July 31, 2003.    4,266        819     (4,573)    512     65,963      11,719    (98,249) (20,567)
 Year Ended July 31, 2002.    7,098      1,482     (6,393)  2,187     83,707      20,143    (87,776)  16,074
Capital Growth Fund
 Year Ended July 31, 2003.      962         --     (1,806)   (844)    54,309           1    (92,454) (38,144)
 Year Ended July 31, 2002.    4,235(e)      --     (2,167)  2,068    114,640(f)       --    (90,933)  23,707
Mid Cap Fund
 Year Ended July 31, 2003.      501         --     (1,607) (1,106)    81,930         102    (11,094)  70,938
 Year Ended July 31, 2002.    1,036         --     (2,906) (1,870)    40,396          --    (42,611)  (2,215)
Small Cap Fund
 Year Ended July 31, 2003.      334         --       (354)    (20)    83,733          --    (54,410)  29,323
 Year Ended July 31, 2002.      693         --       (759)    (66)   108,660          --    (89,867)  18,793
International Equity Fund
 Year Ended July 31, 2003.    1,247         --     (1,000)    247    211,555         196   (174,391)  37,360
 Year Ended July 31, 2002.      245         --       (193)     52    365,870          52   (297,719)  68,203
Balanced Fund
 Year Ended July 31, 2003.    5,980        482     (4,005)  2,457      7,572       2,204    (17,859)  (8,083)
 Year Ended July 31, 2002.   12,662        538     (3,453)  9,747     15,330       3,747    (42,740) (23,663)
Strategic Portfolios:
 Aggressive Growth
 Portfolio
 Year Ended July 31, 2003.    1,299         --       (182)  1,117      3,307           2     (3,670)    (361)
 Year Ended July 31, 2002.      654         48        (68)    634      4,578       1,140     (9,341)  (3,623)
Strategic Portfolios:
 Growth Portfolio
 Year Ended July 31, 2003.    2,822          7       (493)  2,336      2,438         100     (4,615)  (2,077)
 Year Ended July 31, 2002.      954         62       (414)    602      2,444         559     (6,139)  (3,136)
Strategic Portfolios:
 Growth & Income Portfolio
 Year Ended July 31, 2003.    2,492         18       (455)  2,055      9,776         844    (17,353)  (6,733)
 Year Ended July 31, 2002.      666         80       (485)    261      9,646       3,144    (22,457)  (9,667)
Strategic Portfolios:
 Moderate Growth & Income
 Portfolio
 Year Ended July 31, 2003.    1,922         22       (217)  1,727      3,448         402     (5,056)  (1,206)
 Year Ended July 31, 2002.      608         43       (757)   (106)     5,177         854     (6,137)    (106)

                           --------------------


                            Total net increase
                             (decrease) from
                           capital transactions
                           --------------------
Value Fund
 Year Ended July 31, 2003.       $(13,065)
 Year Ended July 31, 2002.       $123,351
Select Equity Fund
 Year Ended July 31, 2003.       $ 36,713
 Year Ended July 31, 2002.       $  7,120
Enhanced Market Fund
 Year Ended July 31, 2003.       $ 84,153
 Year Ended July 31, 2002.       $ (8,560)
Large Cap Fund
 Year Ended July 31, 2003.       $  5,499
 Year Ended July 31, 2002.       $ 29,345
Capital Growth Fund
 Year Ended July 31, 2003.       $(33,340)
 Year Ended July 31, 2002.       $ 26,874
Mid Cap Fund
 Year Ended July 31, 2003.       $ 69,842
 Year Ended July 31, 2002.       $ (5,765)
Small Cap Fund
 Year Ended July 31, 2003.       $ 30,052
 Year Ended July 31, 2002.       $ 17,776
International Equity Fund
 Year Ended July 31, 2003.       $ 37,108
 Year Ended July 31, 2002.       $ 69,880
Balanced Fund
 Year Ended July 31, 2003.       $    209
 Year Ended July 31, 2002.       $ 10,270
Strategic Portfolios:
 Aggressive Growth
 Portfolio
 Year Ended July 31, 2003.       $  3,312
 Year Ended July 31, 2002.       $  5,217
Strategic Portfolios:
 Growth Portfolio
 Year Ended July 31, 2003.       $  5,990
 Year Ended July 31, 2002.       $  1,765
Strategic Portfolios:
 Growth & Income Portfolio
 Year Ended July 31, 2003.       $  7,956
 Year Ended July 31, 2002.       $    408
Strategic Portfolios:
 Moderate Growth & Income
 Portfolio
 Year Ended July 31, 2003.       $  4,769
 Year Ended July 31, 2002.       $  6,230

--------
(a)Proceeds from Shares Issued include $18,206 issued in connection with the AmSouth Equity Income Fund Merger.
(b)Proceeds from Shares Issued include $17,577 issued in connection with the AmSouth Equity Income Fund Merger.
(c)Proceeds from Shares Issued include $28,903 issued in connection with the AmSouth Equity Income Fund Merger.
(d)Proceeds from Shares Issued include $2,993 issued in connection with the AmSouth Growth Fund Merger.
(e)Proceeds from Shares Issued include $3,051 issued in connection with the AmSouth Growth Fund Merger.
(f)Proceeds from Shares Issued include $3,939 issued in connection with the AmSouth Growth Fund Merger.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

7.  Capital Share Transactions (continued)


                                                -------------------------------------
                                                           Class A Shares:
                                                ------------------------------------
                                                                               Total
                                                                              Class A
                                                 Issued   Reinvested Redeemed Shares
                                                ------    ---------- -------- -------
Value Fund
  Year Ended July 31, 2003.....................  3,327(a)    407      (2,737)    997
  Year Ended July 31, 2002.....................  3,029       628      (1,580)  2,077
Select Equity Fund
  Year Ended July 31, 2003.....................    321         2        (142)    181
  Year Ended July 31, 2002.....................    252         1         (79)    174
Enhanced Market Fund
  Year Ended July 31, 2003.....................    748        14        (498)    264
  Year Ended July 31, 2002.....................    568        31        (702)   (103)
Large Cap Fund
  Year Ended July 31, 2003.....................  3,012       174      (1,451)  1,735
  Year Ended July 31, 2002.....................  1,717       178      (1,334)    561
Capital Growth Fund
  Year Ended July 31, 2003.....................  1,379        --        (713)    666
  Year Ended July 31, 2002.....................  6,684(d)     --      (6,419)    265
Mid Cap Fund
  Year Ended July 31, 2003.....................    478         1        (484)     (5)
  Year Ended July 31, 2002.....................    242        --        (405)   (163)
Small Cap Fund
  Year Ended July 31, 2003.....................  1,914        --      (1,810)    104
  Year Ended July 31, 2002.....................  2,829        --      (2,937)   (108)
International Equity Fund
  Year Ended July 31, 2003..................... 10,512        --     (10,473)     39
  Year Ended July 31, 2002.....................  2,845        --      (2,625)    220
Balanced Fund
  Year Ended July 31, 2003.....................  1,565       231      (1,274)    522
  Year Ended July 31, 2002.....................  3,078       311      (1,407)  1,982
Strategic Portfolios: Aggressive Growth
 Portfolio
  Year Ended July 31, 2003.....................    861        --        (474)    387
  Year Ended July 31, 2002.....................  1,028        52        (145)    935
Strategic Portfolios: Growth Portfolio
  Year Ended July 31, 2003.....................    957         9        (215)    751
  Year Ended July 31, 2002.....................    528        22         (69)    481
Strategic Portfolios: Growth & Income Portfolio
  Year Ended July 31, 2003.....................  1,954        37        (471)  1,520
  Year Ended July 31, 2002.....................  1,466        70        (487)  1,049
Strategic Portfolios: Moderate Growth &
 Income Portfolio
  Year Ended July 31, 2003.....................    670        21        (203)    488
  Year Ended July 31, 2002.....................    773        15         (85)    703

                                                       SHARE TRANSACTIONS (amounts in thousands):
                                                ------------------------------------------------------------------------
                                                          Class B Shares:                       Class I Shares:
                                                -----------------------------------  ------------------------------------
                                                                              Total                                 Total
                                                                             Class B                               Class I
                                                 Issued  Reinvested Redeemed Shares   Issued   Reinvested Redeemed Shares
                                                ------   ---------- -------- ------- ------    ---------- -------- -------
Value Fund
  Year Ended July 31, 2003..................... 1,665(b)     51       (518)   1,198  10,567(c)     892    (14,458) (2,999)
  Year Ended July 31, 2002.....................   659        62       (188)     533  11,533      1,331     (7,697)  5,167
Select Equity Fund
  Year Ended July 31, 2003.....................   335         1       (114)     222   3,447          5       (475)  2,977
  Year Ended July 31, 2002.....................   374        --        (71)     303     167          2        (31)    138
Enhanced Market Fund
  Year Ended July 31, 2003.....................   261         1       (235)      27  11,073         15     (1,893)  9,195
  Year Ended July 31, 2002.....................   134        14       (319)    (171)    963         15     (1,497)   (519)
Large Cap Fund
  Year Ended July 31, 2003.....................   294        58       (319)      33   4,431        791     (6,640) (1,418)
  Year Ended July 31, 2002.....................   371        78       (352)      97   4,371      1,026     (4,505)    892
Capital Growth Fund
  Year Ended July 31, 2003.....................   124        --       (242)    (118)  6,892         --    (11,671) (4,779)
  Year Ended July 31, 2002.....................   539(e)     --       (245)     294  12,204(f)      --     (9,367)  2,837
Mid Cap Fund
  Year Ended July 31, 2003.....................    56        --       (182)    (126)  9,201         11     (1,198)  8,014
  Year Ended July 31, 2002.....................    96        --       (279)    (183)  3,652         --     (3,862)   (210)
Small Cap Fund
  Year Ended July 31, 2003.....................    53        --        (58)      (5) 12,769         --     (8,161)  4,608
  Year Ended July 31, 2002.....................    85        --        (95)     (10) 12,942         --    (10,553)  2,389
International Equity Fund
  Year Ended July 31, 2003.....................   163        --       (130)      33  29,150         27    (23,678)  5,499
  Year Ended July 31, 2002.....................    30        --        (23)       7  42,983          6    (34,647)  8,342
Balanced Fund
  Year Ended July 31, 2003.....................   549        45       (371)     223     687        203     (1,663)   (773)
  Year Ended July 31, 2002..................... 1,071        46       (301)     816   1,270        316     (3,548) (1,962)
Strategic Portfolios: Aggressive Growth
 Portfolio
  Year Ended July 31, 2003.....................   185        --        (27)     158     472         --       (529)    (57)
  Year Ended July 31, 2002.....................    74         6         (9)      71     527        131     (1,092)   (434)
Strategic Portfolios: Growth Portfolio
  Year Ended July 31, 2003.....................   366         1        (67)     300     316         13       (603)   (274)
  Year Ended July 31, 2002.....................   110         7        (50)      67     280         64       (696)   (352)
Strategic Portfolios: Growth & Income Portfolio
  Year Ended July 31, 2003.....................   293         2        (55)     240   1,173        100     (2,076)   (803)
  Year Ended July 31, 2002.....................    71         9        (57)      23   1,053        343     (2,437) (1,041)
Strategic Portfolios: Moderate Growth &
 Income Portfolio
  Year Ended July 31, 2003.....................   222         3        (26)     199     397         46       (586)   (143)
  Year Ended July 31, 2002.....................    65         5        (84)     (14)    571         92       (666)     (3)

                                                ------------------


                                                Total net increase
                                                 (decrease) from
                                                share transactions
                                                ------------------
Value Fund
  Year Ended July 31, 2003.....................         (804)
  Year Ended July 31, 2002.....................        7,777
Select Equity Fund
  Year Ended July 31, 2003.....................        3,380
  Year Ended July 31, 2002.....................          615
Enhanced Market Fund
  Year Ended July 31, 2003.....................        9,486
  Year Ended July 31, 2002.....................         (793)
Large Cap Fund
  Year Ended July 31, 2003.....................          350
  Year Ended July 31, 2002.....................        1,550
Capital Growth Fund
  Year Ended July 31, 2003.....................       (4,231)
  Year Ended July 31, 2002.....................        3,396
Mid Cap Fund
  Year Ended July 31, 2003.....................        7,883
  Year Ended July 31, 2002.....................         (556)
Small Cap Fund
  Year Ended July 31, 2003.....................        4,707
  Year Ended July 31, 2002.....................        2,271
International Equity Fund
  Year Ended July 31, 2003.....................        5,571
  Year Ended July 31, 2002.....................        8,569
Balanced Fund
  Year Ended July 31, 2003.....................          (28)
  Year Ended July 31, 2002.....................          836
Strategic Portfolios: Aggressive Growth
 Portfolio
  Year Ended July 31, 2003.....................          488
  Year Ended July 31, 2002.....................          572
Strategic Portfolios: Growth Portfolio
  Year Ended July 31, 2003.....................          777
  Year Ended July 31, 2002.....................          196
Strategic Portfolios: Growth & Income Portfolio
  Year Ended July 31, 2003.....................          957
  Year Ended July 31, 2002.....................           31
Strategic Portfolios: Moderate Growth &
 Income Portfolio
  Year Ended July 31, 2003.....................          544
  Year Ended July 31, 2002.....................          686

--------
(a)Shares Issued include 1,563 issued in connection with the AmSouth Equity Income Fund Merger.
(b)Shares Issued include 1,534 issued in connection with the AmSouth Equity Income Fund Merger.
(c)Shares Issued include 2,487 issued in connection with the AmSouth Equity Income Fund Merger.
(d)Shares Issued include 335 issued in connection with the AmSouth Growth Fund Merger.
(e)Shares Issued include 359 issued in connection with the AmSouth Growth Fund Merger.
(f)Shares Issued include 442 issued in connection with the AmSouth Growth Fund Merger.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

7.  Capital Share Transactions (continued)


                            ----------------------------------------
                                        Class A Shares:
                            ----------------------------------------
                             Proceeds               Cost of   Total
                            from shares  Dividends   shares  Class A
                              issued     reinvested redeemed Shares
                            -----------  ---------- -------- -------
Government Income Fund
  Year Ended July 31, 2003.   $32,625(a)     672    (20,921) 12,376
  Year Ended July 31, 2002.   $11,811        268     (9,054)  3,025
Limited Term Bond Fund
  Year Ended July 31, 2003.   $50,401        907    (35,598) 15,710
  Year Ended July 31, 2002.   $31,115        590    (19,060) 12,645
Bond Fund
  Year Ended July 31, 2003.   $41,640      2,337    (28,589) 15,388
  Year Ended July 31, 2002.   $56,327      1,126    (39,185) 18,268
Municipal Bond Fund
  Year Ended July 31, 2003.   $ 8,975        361     (4,348)  4,988
  Year Ended July 31, 2002.   $ 7,654        317     (4,613)  3,358
Florida Tax-Exempt Fund
  Year Ended July 31, 2003.   $ 4,496        145     (1,595)  3,046
  Year Ended July 31, 2002.   $ 5,830        108     (5,302)    636
Tennessee Tax-Exempt Fund
  Year Ended July 31, 2003.   $11,462(d)      47     (5,575)  5,934
  Year Ended July 31, 2002.   $ 2,149         39     (2,556)  (368)

                                      CAPITAL TRANSACTIONS (amounts in thousands):
                            --------------------------------------------------------------------------------------------------------
                                        Class B Shares:                          Class I Shares:
                            --------------------------------------- ------------------------------------------
                             Proceeds              Cost of   Total   Proceeds               Cost of    Total
                            from shares Dividends   shares  Class B from shares  Dividends   shares   Class I
                              issued    reinvested redeemed Shares    issued     reinvested redeemed  Shares
                            ----------- ---------- -------- ------- -----------  ---------- --------- --------
Government Income Fund
  Year Ended July 31, 2003.   8,586 (b)    244     (1,915)   6,915   117,972 (c)    7,062   (129,514)  (4,480)
  Year Ended July 31, 2002.    3,199        68     (1,390)   1,877     95,621       8,263   (147,390) (43,506)
Limited Term Bond Fund
  Year Ended July 31, 2003.   15,766       387     (3,084)  13,069    103,771       1,776    (75,245)   30,302
  Year Ended July 31, 2002.    7,823       151       (385)   7,589     69,321       2,152    (77,179)  (5,706)
Bond Fund
  Year Ended July 31, 2003.    3,069       395     (2,994)     470    172,275      11,759   (168,484)   15,550
  Year Ended July 31, 2002.    4,361       274     (2,425)   2,210    190,908       9,856   (238,136) (37,372)
Municipal Bond Fund
  Year Ended July 31, 2003.    1,416        57       (794)     679     50,653         726    (69,776) (18,397)
  Year Ended July 31, 2002.    2,561        49       (609)   2,001     61,599         424    (78,531) (16,508)
Florida Tax-Exempt Fund
  Year Ended July 31, 2003.    2,049        59       (899)   1,209      5,932          14     (9,949)  (4,003)
  Year Ended July 31, 2002.    1,835        29       (660)   1,204     12,870          32    (16,552)  (3,650)
Tennessee Tax-Exempt Fund
  Year Ended July 31, 2003.   1,613 (e)     34       (533)   1,114      6,990           4    (16,505)  (9,511)
  Year Ended July 31, 2002.      594        31       (264)     361      2,920           7    (11,751)  (8,824)

                            ---------------------


                             Total net increase
                              (decrease) from
                            capital transactions
                            --------------------
Government Income Fund
  Year Ended July 31, 2003.      $  14,811
  Year Ended July 31, 2002.      $(38,604)
Limited Term Bond Fund
  Year Ended July 31, 2003.      $  59,081
  Year Ended July 31, 2002.      $  14,528
Bond Fund
  Year Ended July 31, 2003.      $  31,408
  Year Ended July 31, 2002.      $(16,894)
Municipal Bond Fund
  Year Ended July 31, 2003.      $(12,730)
  Year Ended July 31, 2002.      $(11,149)
Florida Tax-Exempt Fund
  Year Ended July 31, 2003.      $     252
  Year Ended July 31, 2002.      $ (1,810)
Tennessee Tax-Exempt Fund
  Year Ended July 31, 2003.      $ (2,463)
  Year Ended July 31, 2002.      $ (8,831)

(a)Proceeds from Shares Issued Include $6,985 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(b)Proceeds from Shares Issued include $5,656 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(c)Proceeds from Shares Issued include $32,828 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(d)Proceeds from Shares Issued include $8,770 issued in connection with the AmSouth Limited Term Tennessee Tax-Exempt Fund Merger.
(e)Proceeds from Shares Issued include $1,001 issued in connection with the AmSouth Limited Term Tennessee Tax-Exempt Fund Merger.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements

7.  Capital Share Transactions (continued)

                                                                                 SHARE TRANSACTIONS (amounts in thousands):
                          ----------------------------------------------------------------------------------------------------
                                        Class A Shares:*                            Class B Shares:**
                          --------------------------------------------  ----------------------------------------  ------------
                                                                Total                                     Total
                                                               Class A                                   Class B
                             Issued    Reinvested  Redeemed    Shares     Issued   Reinvested Redeemed   Shares      Issued
                          ---------    ---------- ----------  --------  -------    ---------- --------  --------  ---------
Government Income Fund
 Year Ended July 31, 2003    3,175 (a)      65        (2,035)    1,205     836 (b)     24         (187)      673    11,455 (c)
 Year Ended July 31, 2002     1,158         26          (888)      296      314         7         (138)      183      9,397
Limited Term Bond Fund
 Year Ended July 31, 2003     4,681         85        (3,313)    1,453    1,465        36         (286)    1,215      9,638
 Year Ended July 31, 2002     2,934         56        (1,798)    1,192      738        14          (36)      716      6,532
Bond Fund
 Year Ended July 31, 2003     3,585        203        (2,462)    1,326      265        34         (258)       41     14,844
 Year Ended July 31, 2002     5,033        101        (3,513)    1,621      389        25         (216)      198     17,050
Municipal Bond Fund
 Year Ended July 31, 2003       854         34          (414)      474      136         5          (76)       65      4,808
 Year Ended July 31, 2002       748         31          (454)      325      251         5          (60)      196      6,057
Florida Tax-Exempt Fund
 Year Ended July 31, 2003       412         13          (146)      279      187         5          (82)      110        544
 Year Ended July 31, 2002       551         10          (501)       60      173         3          (62)      114      1,211
Tennessee Tax-Exempt Fund
 Year Ended July 31, 2003    1,099 (d)       4          (531)      572     154 (e)      3          (50)      107        664
 Year Ended July 31, 2002       209          4          (255)      (42)      58         3          (26)       35        288
Prime Money Market Fund+
 Year Ended July 31, 2003   425,086      3,333      (541,125) (112,706)   2,741        10       (3,075)     (324) 1,595,328
 Year Ended July 31, 2002   832,105      8,937      (854,262)  (13,220)   5,186        20       (3,223)    1,983  2,486,495
U.S. Treasury Money
 Market Fund+
 Year Ended July 31, 2003   198,548         46      (241,151)  (42,557)      --        --           --        --    352,826
 Year Ended July 31, 2002   184,653        177      (188,921)   (4,091)      --        --           --        --    399,964
Treasury Reserve Money
 Market Fund+
 Year Ended July 31, 2003   167,611         33      (219,473)  (51,829)                --           --        --    330,764
 Year Ended July 31, 2002   308,525        102      (309,821)   (1,194)      --        --           --        --    523,281
Tax-Exempt Money Market
 Fund+
 Year Ended July 31, 2003    67,924        181       (65,765)    2,340       --        --           --        --    250,044
 Year Ended July 31, 2002    61,744        398       (71,460)   (9,318)      --        --           --        --    260,876
Institutional Prime Obligations Money
 Market Fund+
 Year Ended July 31, 2003 1,137,073          1    (1,151,117)  (14,043) 443,865        --     (562,072) (118,207)   815,952
 Year Ended July 31, 2002 1,213,441          7    (1,367,574) (154,126) 554,286        --     (513,941)   40,345    555,259

                          ---------------------------------------------------
                           Class I Shares:***
                          -------------------------------- ------------------
                                                   Total   Total net increase
                                                  Class I   (decrease) from
                          Reinvested  Redeemed    Shares   share transactions
                          ---------- ----------  --------  ------------------
Government Income Fund
 Year Ended July 31, 2003     687       (12,569)     (427)         1,451
 Year Ended July 31, 2002     816       (14,477)   (4,264)        (3,785)
Limited Term Bond Fund
 Year Ended July 31, 2003     165        (6,990)    2,813          5,481
 Year Ended July 31, 2002     203        (7,271)     (536)         1,372
Bond Fund
 Year Ended July 31, 2003   1,021       (14,518)    1,347          2,714
 Year Ended July 31, 2002     883       (21,189)   (3,256)        (1,437)
Municipal Bond Fund
 Year Ended July 31, 2003      69        (6,633)   (1,756)        (1,217)
 Year Ended July 31, 2002      42        (7,688)   (1,589)        (1,068)
Florida Tax-Exempt Fund
 Year Ended July 31, 2003       1          (912)     (367)            22
 Year Ended July 31, 2002       3        (1,565)     (351)          (177)
Tennessee Tax-Exempt Fund
 Year Ended July 31, 2003      --        (1,574)     (910)          (231)
 Year Ended July 31, 2002       1        (1,158)     (869)          (876)
Prime Money Market Fund+
 Year Ended July 31, 2003     616    (2,144,526) (548,582)      (661,612)
 Year Ended July 31, 2002   1,398    (2,463,080)   24,813         13,576
U.S. Treasury Money
 Market Fund+
 Year Ended July 31, 2003     261      (414,017)  (60,930)      (103,487)
 Year Ended July 31, 2002     682      (429,720)  (29,074)       (33,165)
Treasury Reserve Money
 Market Fund+
 Year Ended July 31, 2003      97      (507,589) (176,728)      (228,557)
 Year Ended July 31, 2002     304      (571,920)  (48,335)       (49,529)
Tax-Exempt Money Market
 Fund+
 Year Ended July 31, 2003      39      (295,803)  (45,720)       (43,380)
 Year Ended July 31, 2002      23      (237,662)   23,237         13,919
Institutional Prime Obligations Money
 Market Fund+
 Year Ended July 31, 2003     386      (890.651)  (74,313)      (206,563)
 Year Ended July 31, 2002     564      (527,617)   28,206        (85,575)

--------
+  Capital Transactions are done at par value of $1.00 per share.
*  Represents Class 2 Shares for Institutional Prime Obligations Money Market
   Fund.
** Represents Class 3 Shares for Institutional Prime Obligations Money Market
   Fund.
***Represents Class 1 Shares for Institutional Prime Obligations Money Market
   Fund.
(a)Shares Issued include 681 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(b)Shares Issued include 552 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(c)Shares Issued include 3,202 issued in connection with the AmSouth Limited Term U.S. Government Fund Merger.
(d)Shares Issued include 842 issued in connection with the AmSouth Limited Term Tennessee Tax-Exempt Fund Merger.
(e)Shares Issued include 96 issued in connection with the AmSouth Limited Term Tennessee Tax-Exempt Fund Merger.

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements


8.  Eligible Distributions:

   The AmSouth Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended July 31, 2003:

                                                                Percentage
                                                                ----------
      Value Fund...............................................   100.00%
      Select Equity Fund.......................................   100.00%
      Enhanced Market Fund.....................................   100.00%
      Large Cap Fund...........................................   100.00%
      Mid Cap Fund.............................................   100.00%
      Balanced Fund............................................    43.61%
      Stategic Portfolios: Growth Portfolio....................    33.83%
      Stategic Portfolios: Growth and Income Portfolio.........     5.70%
      Stategic Portfolios: Moderate Growth and Income Portfolio    12.51%

9.  Exempt-Interest Income Designations:

   The AmSouth Funds designate the following exempt-interest dividends for the taxable year ended July 31, 2003 (amounts in thousands):

                                                 Tax-Exempt
                                                Distribution
                                                ------------
                   Municipal Bond Fund.........   $12,498
                   Florida Tax-Exempt Fund.....     2,170
                   Tennessee Tax-Exempt Fund...     1,524
                   Tax-Exempt Money Market Fund     1,151

10.  Federal Income Tax Information:

   The accompanying table details distributions from long-term capital gains for the following funds for the year ended July 31, 2003 (amounts in thousands):

                                                             Long-Term Capital
                                                                   Gains
                                                             -----------------
  Value Fund................................................      $21,984
  Select Equity Fund........................................            3
  Large Cap Fund............................................       19,502
  Balanced Fund.............................................        2,170
  Strategic Portfolios: Moderate Growth and Income Portfolio           97
  Government Income Fund....................................        4,336
  Bond Fund.................................................       10,151
  Municipal Bond Fund.......................................        1,374
  Florida Tax-Exempt Fund...................................            6

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements


10.  Federal Income Tax Information (Continued)

   As of July 31, 2003 the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any on security transactions to the extent provided for in the Code (amounts in thousands):

                                                             Amount  Expires
                                                             ------- -------
   Value Fund............................................... $ 1,059  2006
                                                                 284  2007
                                                               4,005  2008
                                                              25,113  2009
                                                               4,926  2010
                                                               6,939  2011
   Enhanced Market Fund.....................................     392  2010
                                                               5,604  2011
   Large Cap Fund...........................................   4,493  2011
   Capital Growth Fund......................................   1,283  2009
                                                              15,143  2009
                                                              42,600  2010
                                                              55,985  2011
   Mid Cap Fund.............................................     315  2007
                                                               3,640  2008
                                                               3,898  2009
                                                              18,622  2010
                                                               2,982  2011
   Small Cap Fund...........................................  10,492  2009
                                                              35,914  2010
                                                              29,777  2011
   International Equity Fund................................      37  2009
                                                              13,504  2010
                                                              24,219  2011
   Strategic Portfolios Aggressive Growth Portfolio.........      59  2010
                                                               1,912  2011
   Strategic Portfolios Growth Portfolio....................   2,498  2011
   Strategic Portfolios Growth and Income Portfolio.........   6,515  2011
   Strategic Portfolios Moderate Growth and Income Portfolio   2,544  2011
   Limited Term Bond Fund...................................       4  2004
                                                                 304  2005
                                                                 117  2006
                                                                 338  2007
                                                                  50  2008
                                                                 518  2009
                                                                  38  2010
   Prime Money Market Fund..................................       2  2007
   Tax-Exempt Money Market Fund.............................     117  2006
                                                                  92  2007
                                                                  75  2009
                                                                  15  2011

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements


10.  Federal Income Tax Information (Continued)

   The tax character of distributions paid during the fiscal year ended July 31, 2003 was as follows (amounts in thousands):

                                                  Distributions paid from
                                                  ------------------------
                                                     Net          Net          Total          Tax      Tax Return     Total
                                                  Investment   Long Term      Taxable       Exempt         of     Distributions
                                                    Income   Capital Gains Distributions Distributions  Capital       Paid
                                                  ---------- ------------- ------------- ------------- ---------- -------------
Value Fund.......................................  $ 6,394      $21,984       $28,378           --         --        $28,378
Select Equity Fund...............................      153            3           156           --         --            156
Enhanced Market Fund.............................      569           --           569           --         --            569
Large Cap........................................      841       19,503        20,344           --         91         20,435
Capital Growth...................................        6           --            --           --                         6
Mid Cap Equity...................................      156           --           156           --                       156
Small Cap Fund...................................       --           --            --           --         --             --
International Equity Fund........................      428           --           428           --         --            428
Balanced Fund....................................    3,525        1,996         5,521           --         --          5,521
Strategic Portfolios: Aggressive Growth Portfolio        3           --            --           --         --              3
Strategic Portfolios: Growth Portfolio...........      177           --           177           --         --            177
Strategic Portfolios: Growth and Income Portfolio    1,195           --         1,195           --         --          1,195
Strategic Portfolios: Moderate Growth and Income
  Portfolio......................................      511           97           608           --         --            608
Limited Term Bond Fund...........................    8,085           --         8,085           --         --          8,085
Government Income Fund...........................   11,880        3,843        15,723           --         --         15,723
Bond Fund........................................   30,195        8,620        38,815           --         --         38,815
Municipal Bond Fund..............................       16        1,175         1,191       12,498         --         13,689
Florida Tax-Exempt Fund..........................       --            6             6        2,170         --          2,176
Tennessee Tax-Exempt Fund........................       --           --            --        1,524         --          1,524
Prime Money Market Fund..........................    6,176           --         6,176           --         --          6,176
U.S. Treasury Money Market Fund..................    1,122           --         1,122           --         --          1,122
Treasury Reserve Money Market Fund...............    1,197           --         1,197           --         --          1,197
Tax-Exempt Money Market Fund.....................       49           --            49        1,054         --          1,103
Institutional Prime Obligations Money Market
  Fund...........................................    5,274           --         5,274           --         --          5,274

                                   Continued

 AMSOUTH FUNDS
 Notes to Financial Statements


10.  Federal Income Tax Information (Continued)

   As of July 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.) (amounts in thousands):

                                                             Undistributed                           Accumulated
                                 Undistributed Undistributed   Long-Term                               Capital    Unrealized
                                  Tax-Exempt     Ordinary       Capital    Accumulated Distributions  and Other  Appreciation/
                                    Income        Income         Gains      Earnings      Payable      Losses    Depreciation
                                 ------------- ------------- ------------- ----------- ------------- ----------- -------------
Value Fund......................     $ --         $  337        $   --       $  337        $  --      $(145,902)   $ 79,632
Select Equity Fund..............       --             --           333          333           --             --       3,556
Enhanced Market Fund............       --             35            --           35           --         (6,232)      1,446
Large Cap.......................       --             --            --           --           --         (4,493)    137,257
Capital Growth..................       --             --            --           --           --       (131,987)     22,323
Mid Cap Equity..................       --             --            --           --           --        (29,490)     14,482
Small Cap Fund..................       --             --            --           --           --        (85,568)     28,074
International Equity Fund.......       --          2,663            --        2,663           --        (37,857)     10,646
Balanced Fund...................       --            100            --          100           --         (3,870)     20,737
Strategic Portfolios: Aggressive
 Growth Portfolio...............       --             --            --           --           --         (6,545)       (654)
Strategic Portfolios: Growth
 Portfolio......................       --             23            --           23           --         (3,631)       (157)
Strategic Portfolios: Growth and
 Income Portfolio...............       --            117            --          117           --         (9,169)       (437)
Strategic Portfolios: Moderate
 Growth and Income
 Portfolio......................       --             53            --           53           --         (2,544)      1,033
Limited Term Bond Fund..........       --            193            --          193                      (1,369)      4,984
Government Income Fund..........       --            361           313          674           --             --       9,558
Bond Fund.......................       --            676         5,008        5,684           --             --      29,848
Municipal Bond Fund.............      596             --           325          921           --             --      21,256
Florida Tax-Exempt Fund.........       47             --            26           73           --             --       2,737
Tennessee Tax-Exempt Fund.......       82             --           101          183           --             --       1,703
Prime Money Market Fund.........       --            203            --          203         (203)            (2)         --
U.S. Treasury Money Market
 Fund...........................       --             34            --           34          (27)            --          --
Treasury Reserve Money Market
 Fund...........................       --             25            --           25          (21)            --          --
Tax-Exempt Money Market
 Fund...........................       26             --            --           26          (26)          (299)         --
Institutional Prime Obligations
 Money Market Fund..............       --            298            --          298         (267)            --          --

                                    Total
                                 Accumulated
                                  Earnings/
                                  (Deficit)
                                 -----------
Value Fund......................  $ (65,933)
Select Equity Fund..............      3,889
Enhanced Market Fund............     (4,751)
Large Cap.......................    132,764
Capital Growth..................   (109,664)
Mid Cap Equity..................    (15,008)
Small Cap Fund..................    (57,494)
International Equity Fund.......    (24,548)
Balanced Fund...................     16,967
Strategic Portfolios: Aggressive
 Growth Portfolio...............     (7,199)
Strategic Portfolios: Growth
 Portfolio......................     (3,765)
Strategic Portfolios: Growth and
 Income Portfolio...............     (9,489)
Strategic Portfolios: Moderate
 Growth and Income
 Portfolio......................     (1,458)
Limited Term Bond Fund..........      3,808
Government Income Fund..........     10,232
Bond Fund.......................     35,532
Municipal Bond Fund.............     22,177
Florida Tax-Exempt Fund.........      2,810
Tennessee Tax-Exempt Fund.......      1,886
Prime Money Market Fund.........         (2)
U.S. Treasury Money Market
 Fund...........................          7
Treasury Reserve Money Market
 Fund...........................          4
Tax-Exempt Money Market
 Fund...........................       (299)
Institutional Prime Obligations
 Money Market Fund..............         31

                                   Continued

                                                                  AMSOUTH FUNDS
                                                  Notes to Financial Statements


10.  Federal Income Tax Information (Continued)

   Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended July 31, 2004 (amounts in thousands):

      Value Fund................................................ $103,576
      Enhanced Market Fund......................................      236
      Capital Growth Fund.......................................   16,975
      Mid Cap Fund..............................................       33
      Small Cap Fund............................................    9,385
      International Equity Fund.................................       97
      Balanced Fund.............................................    3,870
      Strategic Portfolios: Aggressive Growth Portfolio.........    4,673
      Strategic Portfolios: Growth Portfolio....................    1,132
      Strategic Portfolios: Moderate Growth And Income Portfolio    2,655

   For the Fiscal Year Ended July 31, 2003, dividends paid by the AmSouth Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The funds designate the maximum amount allowable as taxed at a rate of 15%. Completed information will be reported in conjunction with the 2003 Form 1099-Div. (amounts in thousands):

                                                                Qualified
                                                              Dividends Paid
   -                                                          --------------
   Value Fund................................................     $3,760
   Select Equity Fund........................................         75
   Enhanced Market Fund......................................        434
   Large Cap Fund............................................        578
   Mid Cap Fund..............................................        121
   Balanced Fund.............................................        845
   Strategic Portfolios: Growth Portfolio....................         43
   Strategic Portfolios: Growth and Income Portfolio.........        119
   Strategic Portfolios: Moderate Growth and Income Portfolio         36

                                   Continued

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                 Less Dividends from
                                           -------------------------------------  --------------------------------
                                                        Net Realized
                                 Net Asset    Net      and Unrealized                        Net Realized           Net Asset
                                  Value,   Investment  Gains (Losses)  Total from    Net      Gains from             Value,
                                 Beginning   Income   from Investments Investment Investment  Investment    Total      End
                                 of Period   (Loss)     and Futures    Activities   Income   Transactions Dividends of Period
                                 --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
VALUE FUND
  Year Ended July 31, 2003......  $12.76      0.14          0.81          0.95      (0.13)      (0.52)      (0.65)   $13.06
  Year Ended July 31, 2002......  $20.38      0.09         (6.01)        (5.92)     (0.09)      (1.61)      (1.70)   $12.76
  Year Ended July 31, 2001+.....  $19.54      0.11          3.64          3.75      (0.14)      (2.77)      (2.91)   $20.38
  Year Ended July 31, 2000......  $25.25      0.23         (2.21)        (1.98)     (0.23)      (3.50)      (3.73)   $19.54
  Year Ended July 31, 1999......  $24.60      0.20          3.11          3.31      (0.19)      (2.47)      (2.66)   $25.25
SELECT EQUITY FUND
  Year Ended July 31, 2003......  $10.98      0.05          0.91          0.96      (0.05)         --       (0.05)   $11.89
  Year Ended July 31, 2002......  $11.23      0.02         (0.25)        (0.23)     (0.02)         --       (0.02)   $10.98
  Year Ended July 31, 2001+.....  $ 8.72      0.01          2.51          2.52      (0.01)         --       (0.01)   $11.23
  Year Ended July 31, 2000+.....  $11.88      0.07         (2.35)        (2.28)     (0.07)      (0.81)      (0.88)   $ 8.72
  Period Ended July 31, 1999(a).  $10.00      0.04          1.91          1.95      (0.06)      (0.01)      (0.07)   $11.88
ENHANCED MARKET FUND
  Year Ended July 31, 2003......  $ 9.16      0.08          0.70          0.78      (0.07)         --       (0.07)   $ 9.87
  Year Ended July 31, 2002......  $12.27      0.04         (2.96)        (2.92)     (0.03)      (0.16)      (0.19)   $ 9.16
  Year Ended July 31, 2001+.....  $14.64      0.03         (2.15)        (2.12)     (0.03)      (0.22)      (0.25)   $12.27
  Year Ended July 31, 2000......  $13.86      0.07          1.23          1.30      (0.07)      (0.45)      (0.52)   $14.64
  Period Ended July 31, 1999(a).  $10.00      0.09          3.89          3.98      (0.09)      (0.03)      (0.12)   $13.86
LARGE CAP FUND
  Year Ended July 31, 2003......  $15.45      0.01          1.53          1.54      (0.02)      (0.63)      (0.65)   $16.34
  Year Ended July 31, 2002......  $21.22     (0.01)        (4.57)        (4.58)        --       (1.19)      (1.19)   $15.45
  Year Ended July 31, 2001+.....  $28.14     (0.04)        (2.82)        (2.86)        --       (4.06)      (4.06)   $21.22
  Period Ended July 31, 2000(b).  $28.02     (0.01)         0.14          0.13      (0.01)         --       (0.01)   $28.14
  Year Ended December 31,
   1999+........................  $27.55      0.03          5.07          5.10      (0.03)      (4.60)      (4.63)   $28.02
  Period Ended December 31,
   1998(c)......................  $23.01      0.05          5.79          5.84      (0.05)      (1.25)      (1.30)   $27.55
  Year Ended February 28, 1998..  $16.68      0.11          6.48          6.59      (0.11)      (0.15)      (0.26)   $23.01

                                                      Ratios (to average net assets)/Supplemental Data
                                               --------------------------------------------------------------


                                 Total Return     Net                Expenses (before Portfolio  Net Assets,
                                  (Excluding   Investment    Net       Reductions/    Turnover  End of Period
                                 Sales Charge)   Income    Expenses  Reimbursements)    Rate*      (000's)
                                 ------------- ----------  --------  ---------------- --------- -------------
VALUE FUND
  Year Ended July 31, 2003......      8.02%       1.17%      1.36%         1.39%         117%     $112,701
  Year Ended July 31, 2002......    (31.21)%      0.49%      1.35%         1.36%          59%     $ 97,393
  Year Ended July 31, 2001+.....     21.10%       0.53%      1.34%         1.35%          43%     $113,164
  Year Ended July 31, 2000......     (8.19)%      1.07%      1.35%         1.35%          17%     $ 45,255
  Year Ended July 31, 1999......     14.92%       0.82%      1.33%         1.34%          18%     $ 70,740
SELECT EQUITY FUND
  Year Ended July 31, 2003......      8.77%       0.48%      1.34%         1.49%           8%     $  7,034
  Year Ended July 31, 2002......     (2.01)%      0.28%      1.46%         1.71%          38%     $  4,511
  Year Ended July 31, 2001+.....     28.96%       0.05%      1.71%         2.07%          19%     $  2,665
  Year Ended July 31, 2000+.....    (19.86)%      0.67%      1.44%         1.96%          25%     $  2,512
  Period Ended July 31, 1999(a).     19.44%^      0.43%^^    1.13%^^       1.81%^^        10%     $ 10,258
ENHANCED MARKET FUND
  Year Ended July 31, 2003......      8.54%       0.81%      1.00%         1.12%          27%     $ 21,431
  Year Ended July 31, 2002......    (24.10)%      0.41%      1.07%         1.19%          34%     $ 17,473
  Year Ended July 31, 2001+.....    (14.60)%      0.26%      1.04%         1.14%          42%     $ 24,666
  Year Ended July 31, 2000......      9.46%       0.48%      1.01%         1.22%          30%     $ 20,555
  Period Ended July 31, 1999(a).     39.93%^      0.79%^^    0.88%^^       1.52%^^        36%     $ 14,365
LARGE CAP FUND
  Year Ended July 31, 2003......     10.45%       0.09%      1.26%         1.39%           7%     $ 88,989
  Year Ended July 31, 2002......    (22.75)%     (0.05)%     1.26%         1.37%          11%     $ 57,330
  Year Ended July 31, 2001+.....    (11.72)%     (0.16)%     1.25%         1.36%          10%     $ 66,813
  Period Ended July 31, 2000(b).      0.45%^     (0.07)%^^   1.14%^^       1.37%^^        10%     $ 81,099
  Year Ended December 31,
   1999+........................     18.85%       0.12%      1.04%         1.39%          15%     $ 79,211
  Period Ended December 31,
   1998(c)......................     25.83%^      0.21%^^    1.03%^^       1.03%^^         3%     $ 57,772
  Year Ended February 28, 1998..     39.74%       0.54%      0.99%           (d)           6%     $715,631

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c)For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(d)There were no fee reductions in this period.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                Less Dividends from
                                            -----------------------------------  --------------------------------
                                                        Net Realized
                                                       and Unrealized
                                                       Gains (Losses)
                                                            from
                                  Net Asset    Net      Investments,                        Net Realized
                                   Value,   Investment  Futures, and  Total from    Net      Gains from
                                  Beginning   Income      Foreign     Investment Investment  Investment    Total   Redemption
                                  of Period   (Loss)     Currencies   Activities   Income   Transactions Dividends    Fees
                                  --------- ---------- -------------- ---------- ---------- ------------ --------- ----------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003.......  $ 7.96     (0.03)        0.82         0.79         --          --          --        --
  Year Ended July 31, 2002.......  $10.86     (0.07)       (2.83)       (2.90)        --          --          --        --
  Year Ended July 31, 2001+......  $14.97     (0.09)       (2.86)       (2.95)        --       (1.16)      (1.16)       --
  Period Ended July 31, 2000(a)..  $14.37     (0.04)        0.64         0.60         --          --          --        --
  Year Ended December 31, 1999+..  $14.20     (0.04)        2.97         2.93         --       (2.76)      (2.76)       --
  Year Ended December 31, 1998...  $12.80     (0.01)        3.89         3.88         --       (2.48)      (2.48)       --
MID CAP FUND
  Year Ended July 31, 2003.......  $ 9.39      0.01         1.03         1.04      (0.01)         --       (0.01)       --
  Year Ended July 31, 2002.......  $12.06     (0.16)       (2.51)       (2.67)        --          --          --        --
  Year Ended July 31, 2001+......  $16.67     (0.17)       (4.44)       (4.61)        --          --          --        --
  Period Ended July 31, 2000(a)+.  $17.33     (0.13)       (0.53)       (0.66)        --          --          --        --
  Period Ended December 31,
   1999(b)+......................  $10.00     (0.14)        7.47         7.33         --          --          --        --
SMALL CAP FUND
  Year Ended July 31, 2003.......  $ 7.13     (0.07)        0.16         0.09         --          --          --        --
  Year Ended July 31, 2002.......  $10.12     (0.11)       (2.88)       (2.99)        --          --          --        --
  Year Ended July 31, 2001+......  $12.52     (0.14)       (1.05)       (1.19)        --       (1.21)      (1.21)       --
  Year Ended July 31, 2000.......  $ 8.40     (0.08)        4.20         4.12         --          --          --        --
  Year Ended July 31, 1999.......  $ 9.14     (0.10)       (0.64)       (0.74)        --          --          --        --
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2003.......  $ 7.81      0.01         0.87         0.88      (0.01)         --       (0.01)     0.01
  Year Ended July 31, 2002.......  $ 9.49      0.02        (1.70)       (1.68)        --          --          --        --
  Year Ended July 31, 2001+......  $12.36      0.06        (2.54)       (2.48)     (0.03)      (0.36)      (0.39)       --
  Period Ended July 31, 2000(a)+.  $13.27      0.05        (0.96)       (0.91)        --          --          --        --
  Year Ended December 31, 1999...  $10.58      0.02         2.81         2.83      (0.14)         --       (0.14)       --
  Period Ended December 31,
   1998(c).......................  $10.46      0.03         0.12         0.15      (0.03)         --       (0.03)       --
  Period Ended February 28,
   1998(d).......................  $10.00     (0.02)        0.49         0.47      (0.01)         --       (0.01)       --

                                                             Ratios (to average net assets)/Supplemental Data
                                                        -----------------------------------------------------------



                                              Total
                                  Net Asset   Return                             Expenses               Net Assets,
                                   Value,   (Excluding     Net                    (before     Portfolio   End of
                                     End      Sales     Investment    Net       Reductions/   Turnover    Period
                                  of Period  Charge)      Income    Expenses  Reimbursements)   Rate*     (000's)
                                  --------- ----------  ----------  --------  --------------- --------- -----------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003.......  $ 8.75       9.92%     (0.47)%     1.31%        1.38%         151%     $23,915
  Year Ended July 31, 2002.......  $ 7.96     (26.70)%    (0.76)%     1.31%        1.37%         115%     $16,457
  Year Ended July 31, 2001+......  $10.86     (21.27)%    (0.67)%     1.30%        1.36%         100%     $19,574
  Period Ended July 31, 2000(a)..  $14.97       4.18%^    (0.49)%^^   1.32%^^      1.37%^^        91%     $14,137
  Year Ended December 31, 1999+..  $14.37      21.85%     (0.33)%     1.32%        1.33%         178%     $10,310
  Year Ended December 31, 1998...  $14.20      32.05%     (0.19)%     1.28%        1.29%         152%     $ 4,631
MID CAP FUND
  Year Ended July 31, 2003.......  $10.42      11.08%      0.08%      1.15%        1.65%          59%     $ 9,085
  Year Ended July 31, 2002.......  $ 9.39     (22.14)%    (1.31)%     1.66%        1.83%         221%     $ 8,234
  Year Ended July 31, 2001+......  $12.06     (27.65)%    (1.17)%     1.57%        1.65%         120%     $12,546
  Period Ended July 31, 2000(a)+.  $16.67      (3.81)%^   (1.27)%^^   1.62%^^      1.65%^^        39%     $11,536
  Period Ended December 31,
   1999(b)+......................  $17.33      73.30%^    (1.62)%^^   2.28%^^      2.29%^^        20%     $ 2,357
SMALL CAP FUND
  Year Ended July 31, 2003.......  $ 7.22       1.26%     (1.25)%     1.60%        1.78%         221%     $ 5,929
  Year Ended July 31, 2002.......  $ 7.13     (29.55)%    (1.25)%     1.61%        1.77%         227%     $ 5,114
  Year Ended July 31, 2001+......  $10.12     (10.33)%    (1.22)%     1.61%        1.77%         220%     $ 8,346
  Year Ended July 31, 2000.......  $12.52      49.05%     (1.11)%     1.53%        1.85%         318%     $ 8,408
  Year Ended July 31, 1999.......  $ 8.40      (8.10)%    (1.07)%     1.66%        2.68%         208%     $ 1,073
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2003.......  $ 8.69      11.35%      1.25%      1.36%        1.86%          18%     $ 4,711
  Year Ended July 31, 2002.......  $ 7.81     (17.70)%     0.35%      1.60%        1.89%         160%     $ 3,932
  Year Ended July 31, 2001+......  $ 9.49     (20.62)%     0.52%      1.62%        1.89%          45%     $ 2,685
  Period Ended July 31, 2000(a)+.  $12.36      (6.78)%^    0.69%^^    1.69%^^      2.01%^^        32%     $ 1,799
  Year Ended December 31, 1999...  $13.27      26.77%      0.26%      1.59%        2.12%          40%     $ 1,033
  Period Ended December 31,
   1998(c).......................  $10.58       1.42%^     0.71%^^    1.81%^^      2.16%^^        62%     $   149
  Period Ended February 28,
   1998(d).......................  $10.46       4.71%^    (0.48)%^^   1.77%^^      2.27%^^        21%     $26,533

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(c)For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(d)For the period from August 15, 1997 (commencement of operations) through February 28, 1998.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                  Investment Activities                 Less Dividends from
                                         --------------------------------------  --------------------------------
                               Net Asset    Net       Net Realized                          Net Realized           Net Asset
                                Value,   Investment  and Unrealized   Total from    Net      Gains from             Value,
                               Beginning   Income    Gains (Losses)   Investment Investment  Investment    Total      End
                               of Period   (Loss)   from Investments* Activities   Income   Transactions Dividends of Period
                               --------- ---------- ----------------- ---------- ---------- ------------ --------- ---------
BALANCED FUND
 Year Ended July 31, 2003.....  $10.89      0.22           0.66          0.88      (0.26)      (0.14)      (0.40)   $11.37
 Year Ended July 31, 2002.....  $12.46      0.30          (1.20)        (0.90)     (0.31)      (0.36)      (0.67)   $10.89
 Year Ended July 31, 2001+....  $12.48      0.36           1.28          1.64      (0.39)      (1.27)      (1.66)   $12.46
 Year Ended July 31, 2000.....  $14.93      0.44          (0.64)        (0.20)     (0.47)      (1.78)      (2.25)   $12.48
 Year Ended July 31, 1999.....  $15.19      0.41           0.93          1.34      (0.40)      (1.20)      (1.60)   $14.93
STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003.....  $ 7.04        --           0.69          0.69         --          --          --    $ 7.73
 Year Ended July 31, 2002.....  $ 9.91     (0.02)         (2.21)        (2.23)        --       (0.64)      (0.64)   $ 7.04
 Year Ended July 31, 2001+....  $11.53      0.08          (0.39)        (0.31)     (0.15)      (1.16)      (1.31)   $ 9.91
 Period Ended July 31, 2000(a)  $11.54      0.02          (0.01)         0.01      (0.02)         --       (0.02)   $11.53
 Period Ended December 31,
   1999(b)....................  $10.00      0.09           1.60          1.69      (0.11)      (0.04)      (0.15)   $11.54
STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
 Year Ended July 31, 2003.....  $ 7.59      0.07           0.62          0.69      (0.07)         --       (0.07)   $ 8.21
 Year Ended July 31, 2002.....  $ 9.38      0.08          (1.48)        (1.40)     (0.09)      (0.30)      (0.39)   $ 7.59
 Year Ended July 31, 2001+....  $10.47      0.23          (0.42)        (0.19)     (0.23)      (0.67)      (0.90)   $ 9.38
 Period Ended July 31, 2000(a)  $10.58      0.07          (0.11)        (0.04)     (0.07)         --       (0.07)   $10.47
 Period Ended December 31,
   1999(c)....................  $ 9.93      0.14           0.73          0.87      (0.14)      (0.08)      (0.22)   $10.58
STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....  $ 8.33      0.12           0.56          0.68      (0.13)         --       (0.13)   $ 8.88
 Year Ended July 31, 2002.....  $ 9.76      0.18          (1.14)        (0.96)     (0.19)      (0.28)      (0.47)   $ 8.33
 Year Ended July 31, 2001+....  $10.54      0.24          (0.07)         0.17      (0.32)      (0.63)      (0.95)   $ 9.76
 Period Ended July 31, 2000(a)  $10.48      0.14           0.04          0.18      (0.12)         --       (0.12)   $10.54
 Period Ended December 31,
   1999(d)....................  $10.10      0.11           0.41          0.52      (0.11)      (0.03)      (0.14)   $10.48
STRATEGIC
 PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....  $ 8.58      0.16           0.50          0.66      (0.17)      (0.03)      (0.20)   $ 9.04
 Year Ended July 31, 2002.....  $ 9.74      0.21          (0.94)        (0.73)     (0.23)      (0.20)      (0.43)   $ 8.58
 Year Ended July 31, 2001+....  $10.06      0.32           0.15          0.47      (0.34)      (0.45)      (0.79)   $ 9.74
 Period Ended July 31, 2000(a)  $ 9.96      0.14           0.10          0.24      (0.14)         --       (0.14)   $10.06
 Period Ended December 31,
   1999(e)....................  $ 9.86      0.17           0.16          0.33      (0.17)      (0.06)      (0.23)   $ 9.96

                                                   Ratios (to average net assets)/Supplemental Data
                                             -------------------------------------------------------------

                               Total Return     Net               Expenses (before Portfolio  Net Assets,
                                (Excluding   Investment   Net       Reductions/    Turnover  End of Period
                               Sales Charge)   Income   Expenses  Reimbursements)   Rate**      (000's)
                               ------------- ---------- --------  ---------------- --------- -------------
BALANCED FUND
 Year Ended July 31, 2003.....      8.34%       2.03%     1.34%         1.42%          86%      $78,679
 Year Ended July 31, 2002.....     (7.55)%      2.57%     1.34%         1.41%          34%      $69,674
 Year Ended July 31, 2001+....     13.93%       2.90%     1.31%         1.38%          14%      $54,978
 Year Ended July 31, 2000.....     (1.05)%      3.28%     1.35%         1.37%          16%      $21,951
 Year Ended July 31, 1999.....      9.40%       2.67%     1.34%         1.35%          23%      $43,223
STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003.....      9.81%      (0.02)%    0.66%         1.09%         100%      $11,310
 Year Ended July 31, 2002.....    (23.76)%     (0.31)%    0.71%         1.12%          50%      $ 7,565
 Year Ended July 31, 2001+....     (3.42)%      0.78%     0.79%         1.20%          36%      $ 1,393
 Period Ended July 31, 2000(a)      0.06%^      0.26%^^   0.86%^^       1.24%^^        22%      $   476
 Period Ended December 31,
   1999(b)....................     16.92%^      1.65%^^   0.96%^^       6.10%^^        95%      $   450
STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
 Year Ended July 31, 2003.....      9.18%       0.94%     0.61%         1.06%         128%      $10,978
 Year Ended July 31, 2002.....    (15.49)%      0.96%     0.71%         1.14%          63%      $ 4,448
 Year Ended July 31, 2001+....     (2.04)%      2.31%     0.78%         1.22%          38%      $   981
 Period Ended July 31, 2000(a)     (0.43)%^     1.27%^^   0.86%^^       1.25%^^        97%      $   763
 Period Ended December 31,
   1999(c)....................      8.85%^      2.44%^^   0.94%^^       9.41%^^        76%      $   164
STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....      8.30%       1.51%     0.62%         0.86%         135%      $28,745
 Year Ended July 31, 2002.....    (10.17)%      2.04%     0.60%         0.82%          69%      $14,312
 Year Ended July 31, 2001+....      1.61%       2.44%     0.63%         0.87%          51%      $ 6,535
 Period Ended July 31, 2000(a)      1.69%^      2.15%^^   0.72%^^       0.88%^^        21%      $   271
 Period Ended December 31,
   1999(d)....................      5.21%^      2.44%^^   0.95%^^       2.27%^^        57%      $   535
STRATEGIC
 PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....      7.85%       1.87%     0.64%         1.07%         136%      $10,988
 Year Ended July 31, 2002.....     (7.80)%      2.48%     0.65%         1.07%          65%      $ 6,236
 Year Ended July 31, 2001+....      4.91%       3.26%     0.77%         1.20%          62%      $   231
 Period Ended July 31, 2000(a)      2.43%^      2.85%^^   0.91%^^       1.26%^^        21%      $    48
 Period Ended December 31,
   1999(e)....................      3.37%^      3.32%^^   0.93%^^       9.78%^^       124%      $   172

+ Net investment income (loss) is based on average shares outstanding during the period.
*  Represents investments in affiliates for the Strategic Portfolios.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from January 13, 1999 (commencement of operations) through December 31, 1999.
(c)For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
(d)For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(e)For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES
Selected data for a share outstanding throughout the period indicated.

                                              Investment Activities                Less Dividends from
                                       ------------------------------------ --------------------------------
                                                   Net Realized
                             Net Asset            and Unrealized                       Net Realized           Net Asset
                              Value,      Net     Gains (Losses) Total from    Net      Gains from             Value,
                             Beginning Investment      from      Investment Investment  Investment    Total    End of
                             of Period   Income    Investments   Activities   Income   Transactions Dividends  Period
                             --------- ---------- -------------- ---------- ---------- ------------ --------- ---------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003..  $10.26      0.41        (0.05)        0.36      (0.42)      (0.15)      (0.57)   $10.05
  Year Ended July 31, 2002..  $10.10      0.48         0.20         0.68      (0.52)         --       (0.52)   $10.26
  Year Ended July 31, 2001+.  $ 9.60      0.55         0.50         1.05      (0.55)         --       (0.55)   $10.10
  Year Ended July 31, 2000..  $ 9.62      0.56        (0.04)        0.52      (0.54)         --       (0.54)   $ 9.60
  Year Ended July 31, 1999..  $ 9.88      0.54        (0.28)        0.26      (0.52)         --       (0.52)   $ 9.62
LIMITED TERM BOND FUND
  Year Ended July 31, 2003..  $10.70      0.36         0.01         0.37      (0.42)         --       (0.42)   $10.65
  Year Ended July 31, 2002..  $10.55      0.48         0.18         0.66      (0.51)         --       (0.51)   $10.70
  Year Ended July 31, 2001+.  $10.13      0.57         0.43         1.00      (0.58)         --       (0.58)   $10.55
  Year Ended July 31, 2000..  $10.29      0.59        (0.13)        0.46      (0.62)         --       (0.62)   $10.13
  Year Ended July 31, 1999..  $10.43      0.57        (0.15)        0.42      (0.56)         --       (0.56)   $10.29
BOND FUND
  Year Ended July 31, 2003..  $11.43      0.46         0.11         0.57      (0.52)      (0.15)      (0.67)   $11.33
  Year Ended July 31, 2002..  $11.13      0.53         0.36         0.89      (0.56)      (0.03)      (0.59)   $11.43
  Year Ended July 31, 2001+.  $10.52      0.58         0.62         1.20      (0.59)         --       (0.59)   $11.13
  Year Ended July 31, 2000..  $10.63      0.58        (0.06)        0.52      (0.61)      (0.02)      (0.63)   $10.52
  Year Ended July 31, 1999..  $11.05      0.61        (0.32)        0.29      (0.58)      (0.13)      (0.71)   $10.63

                                                Ratios (to average net assets)/Supplemental Data
                                          ------------------------------------------------------------

                             Total Return
                              (Excluding     Net              Expenses (before Portfolio  Net Assets,
                                Sales     Investment   Net      Reductions/    Turnover  End of Period
                               Charge)      Income   Expenses Reimbursements)    Rate*      (000's)
                             ------------ ---------- -------- ---------------- --------- -------------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003..     3.47%       3.84%     1.01%        1.23%         43%       $20,721
  Year Ended July 31, 2002..     6.96%       4.74%     1.00%        1.21%         18%       $ 8,800
  Year Ended July 31, 2001+.    11.25%       5.47%     0.99%        1.20%         25%       $ 5,672
  Year Ended July 31, 2000..     5.55%       5.77%     0.85%        1.30%         42%       $ 5,879
  Year Ended July 31, 1999..     2.62%       5.35%     0.70%        1.90%         27%       $ 5,436
LIMITED TERM BOND FUND
  Year Ended July 31, 2003..     3.52%       3.28%     0.98%        1.22%         32%       $38,211
  Year Ended July 31, 2002..     6.44%       4.54%     1.00%        1.21%         29%       $22,813
  Year Ended July 31, 2001+.    10.12%       5.43%     1.00%        1.22%         44%       $ 9,918
  Year Ended July 31, 2000..     4.59%       5.60%     0.96%        1.24%         34%       $ 7,913
  Year Ended July 31, 1999..     4.01%       5.49%     0.81%        1.23%         39%       $ 2,716
BOND FUND
  Year Ended July 31, 2003..     5.04%       3.97%     0.99%        1.22%         33%       $50,591
  Year Ended July 31, 2002..     8.19%       4.69%     0.99%        1.20%         35%       $35,869
  Year Ended July 31, 2001+.    11.63%       5.30%     0.99%        1.20%         24%       $16,877
  Year Ended July 31, 2000..     5.10%       5.54%     0.91%        1.21%         27%       $ 9,500
  Year Ended July 31, 1999..     2.58%       5.46%     0.81%        1.20%         18%       $ 7,070

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES
Selected data for a share outstanding throughout the period indicated.

                                               Investment Activities                 Less Dividends from
                                       -------------------------------------  --------------------------------
                             Net Asset              Net Realized                         Net Realized           Net Asset
                              Value,      Net      and Unrealized  Total from    Net      Gains from             Value,
                             Beginning Investment  Gains (Losses)  Investment Investment  Investment    Total    End of
                             of Period   Income   from Investments Activities   Income   Transactions Dividends  Period
                             --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003..  $10.38      0.35         (0.05)         0.30      (0.33)      (0.03)      (0.36)   $10.32
  Year Ended July 31, 2002..  $10.18      0.37          0.23          0.60      (0.39)      (0.01)      (0.40)   $10.38
  Year Ended July 31, 2001+.  $ 9.76      0.39          0.41          0.80      (0.38)         --       (0.38)   $10.18
  Year Ended July 31, 2000..  $ 9.87      0.40         (0.06)         0.34      (0.40)      (0.05)      (0.45)   $ 9.76
  Year Ended July 31, 1999..  $10.13      0.41         (0.17)         0.24      (0.39)      (0.11)      (0.50)   $ 9.87
FLORIDA TAX-EXEMPT
 FUND
  Year Ended July 31, 2003..  $10.79      0.36         (0.08)         0.28      (0.37)         --       (0.37)   $10.70
  Year Ended July 31, 2002..  $10.51      0.39          0.27          0.66      (0.38)         --       (0.38)   $10.79
  Year Ended July 31, 2001+.  $10.16      0.40          0.35          0.75      (0.40)         --       (0.40)   $10.51
  Year Ended July 31, 2000..  $10.22      0.44         (0.06)         0.38      (0.41)      (0.03)      (0.44)   $10.16
  Year Ended July 31, 1999..  $10.45      0.41         (0.18)         0.23      (0.40)      (0.06)      (0.46)   $10.22
TENNESSEE TAX-EXEMPT
 FUND
  Year Ended July 31, 2003..  $10.37      0.29         (0.05)         0.24      (0.28)         --       (0.28)   $10.33
  Year Ended July 31, 2002..  $10.10      0.31          0.27          0.58      (0.31)         --       (0.31)   $10.37
  Year Ended July 31, 2001+.  $ 9.74      0.36          0.36          0.72      (0.36)         --       (0.36)   $10.10
  Period Ended July 31,
   2000(a)..................  $ 9.55      0.21          0.18          0.39      (0.20)         --       (0.20)   $ 9.74
  Year Ended December 31,
   1999.....................  $10.19      0.33         (0.64)        (0.31)     (0.33)         --       (0.33)   $ 9.55
  Year Ended December 31,
   1998.....................  $10.18      0.35          0.08          0.43      (0.35)      (0.07)      (0.42)   $10.19

                                                 Ratios (to average net assets)/Supplemental Data
                                           -------------------------------------------------------------

                             Total Return     Net               Expenses (before Portfolio  Net Assets,
                              (Excluding   Investment   Net       Reductions/    Turnover  End of Period
                             Sales Charge)   Income   Expenses  Reimbursements)    Rate*      (000's)
                             ------------- ---------- --------  ---------------- --------- -------------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003..      2.96%       3.35%     0.89%         1.21%           7%      $16,385
  Year Ended July 31, 2002..      6.05%       3.72%     0.89%         1.20%          10%      $11,553
  Year Ended July 31, 2001+.      8.36%       3.88%     0.89%         1.20%           5%      $ 8,022
  Year Ended July 31, 2000..      3.62%       4.12%     0.82%         1.20%           9%      $ 6,516
  Year Ended July 31, 1999..      2.31%       4.01%     0.71%         1.20%          21%      $ 2,694
FLORIDA TAX-EXEMPT
 FUND
  Year Ended July 31, 2003..      2.58%       3.35%     0.84%         1.25%           6%      $ 6,955
  Year Ended July 31, 2002..      6.38%       3.64%     0.87%         1.26%          13%      $ 4,002
  Year Ended July 31, 2001+.      7.46%       3.79%     0.90%         1.29%           7%      $ 3,267
  Year Ended July 31, 2000..      3.99%       4.10%     0.74%         1.30%          11%      $ 2,655
  Year Ended July 31, 1999..      2.06%       4.00%     0.59%         1.26%          34%      $12,195
TENNESSEE TAX-EXEMPT
 FUND
  Year Ended July 31, 2003..      2.29%       2.70%     1.07%         1.34%          21%      $ 9,325
  Year Ended July 31, 2002..      5.87%       3.02%     1.08%         1.31%          60%      $ 3,432
  Year Ended July 31, 2001+.      7.55%       3.63%     1.09%         1.33%         123%      $ 3,764
  Period Ended July 31,
   2000(a)..................      4.15%^      3.78%^^   1.13%^^       1.27%^^        23%      $ 2,919
  Year Ended December 31,
   1999.....................     (3.07)%      3.34%     1.25%         1.26%          64%      $ 3,324
  Year Ended December 31,
   1998.....................      4.25%       3.37%     1.20%         1.20%         155%      $ 2,919

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


A SHARES+
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities
                                           --------------------------------------
                                                                                     Less
                                 Net Asset              Net Realized              Dividends  Net Asset
                                  Value,      Net      and Unrealized  Total from  from Net   Value,   Total Return
                                 Beginning Investment  Gains (Losses)  Investment Investment    End     (Excluding
                                 of Period   Income   from Investments Activities   Income   of Period Sales Charge)
                                 --------- ---------- ---------------- ---------- ---------- --------- -------------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003......  $1.000     0.006             --        0.006      (0.006)   $1.000       0.63%
  Year Ended July 31, 2002......  $1.000     0.015             --        0.015      (0.015)   $1.000       1.53%
  Year Ended July 31, 2001......  $1.000     0.049             --        0.049      (0.049)   $1.000       5.03%
  Year Ended July 31, 2000......  $1.000     0.051             --        0.051      (0.051)   $1.000       5.20%
  Year Ended July 31, 1999......  $1.000     0.044             --        0.044      (0.044)   $1.000       4.48%
U.S. TREASURY MONEY MARKET FUND
  Year Ended July 31, 2003......  $1.000     0.004                       0.004      (0.004)   $1.000       0.45%
  Year Ended July 31, 2002......  $1.000     0.014                       0.014      (0.014)   $1.000       1.41%
  Year Ended July 31, 2001......  $1.000     0.046             --        0.046      (0.046)   $1.000       4.71%
  Year Ended July 31, 2000......  $1.000     0.046             --        0.046      (0.046)   $1.000       4.73%
  Year Ended July 31, 1999......  $1.000     0.040             --        0.040      (0.040)   $1.000       4.06%
TREASURY RESERVE MONEY MARKET
 FUND
  Year Ended July 31, 2003......  $1.000     0.006             --        0.006      (0.006)   $1.000       0.56%
  Year Ended July 31, 2002......  $1.000     0.015             --        0.015      (0.015)   $1.000       1.53%
  Year Ended July 31, 2001......  $1.000     0.048             --        0.048      (0.048)   $1.000       4.95%
  Period Ended July 31, 2000(a).  $1.000     0.030             --        0.030      (0.030)   $1.000       3.07%^
  Year Ended December 31, 1999..  $1.000     0.043             --        0.043      (0.043)   $1.000       4.38%
  Year Ended December 31, 1998..  $1.000     0.046             --        0.046      (0.046)   $1.000       4.68%
TAX-EXEMPT MONEY MARKET FUND
  Year Ended July 31, 2003......  $1.000     0.005             --        0.005      (0.005)   $1.000       0.48%
  Year Ended July 31, 2002......  $0.999     0.009         (0.001)       0.008      (0.009)   $0.998       0.87%
  Year Ended July 31, 2001......  $0.998     0.028          0.001        0.029      (0.028)   $0.999       2.83%
  Year Ended July 31, 2000......  $1.000     0.031         (0.002)       0.029      (0.031)   $0.998       3.11%
  Year Ended July 31, 1999......  $1.000     0.026             --        0.026      (0.026)   $1.000       2.66%
INSTITUTIONAL PRIME OBLIGATIONS
 MONEY MARKET FUND
  Year Ended July 31, 2003......  $1.000     0.009             --        0.009      (0.009)   $1.000       0.93%
  Year Ended July 31, 2002......  $1.000     0.018             --        0.018      (0.018)   $1.000       1.83%
  Year Ended July 31, 2001......  $1.000     0.052             --        0.052      (0.052)   $1.000       5.31%
  Year Ended July 31, 2000......  $1.000     0.054             --        0.054      (0.054)   $1.000       5.55%
  Period Ended July 31, 1999(b).  $1.000     0.020             --        0.020      (0.020)   $1.000       1.96%^

                                  Ratios (to average net assets)/Supplemental Data
                                 ---------------------------------------------------


                                    Net               Expenses (before  Net Assets,
                                 Investment   Net       Reductions/    End of Period
                                   Income   Expenses  Reimbursements)     (000's)
                                 ---------- --------  ---------------- -------------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003......    0.64%     0.80%         0.97%        $439,061
  Year Ended July 31, 2002......    1.53%     0.79%         0.94%        $551,767
  Year Ended July 31, 2001......    4.96%     0.77%         0.94%        $564,977
  Year Ended July 31, 2000......    5.35%     0.75%         0.94%        $645,275
  Year Ended July 31, 1999......    4.40%     0.78%         0.94%        $136,078
U.S. TREASURY MONEY MARKET FUND
  Year Ended July 31, 2003......    0.48%     0.96%         1.03%        $ 54,476
  Year Ended July 31, 2002......    1.39%     0.95%         1.00%        $ 97,033
  Year Ended July 31, 2001......    3.73%     0.92%         0.98%        $101,125
  Year Ended July 31, 2000......    4.72%     0.85%         0.96%        $ 11,817
  Year Ended July 31, 1999......    4.03%     0.79%         0.95%        $  4,390
TREASURY RESERVE MONEY MARKET
 FUND
  Year Ended July 31, 2003......    0.60%     0.84%         1.01%        $ 46,753
  Year Ended July 31, 2002......    1.54%     0.79%         0.96%        $ 98,582
  Year Ended July 31, 2001......    4.90%     0.72%         0.95%        $ 99,777
  Period Ended July 31, 2000(a).    5.21%^^   0.65%^^       0.86%^^      $143,901
  Year Ended December 31, 1999..    4.28%     0.60%         0.70%        $143,208
  Year Ended December 31, 1998..    4.56%     0.77%         0.78%        $167,475
TAX-EXEMPT MONEY MARKET FUND
  Year Ended July 31, 2003......    0.48%     0.79%         0.97%        $ 33,748
  Year Ended July 31, 2002......    0.87%     0.81%         0.96%        $ 31,408
  Year Ended July 31, 2001......    2.84%     0.80%         0.96%        $ 40,728
  Year Ended July 31, 2000......    3.14%     0.71%         0.97%        $ 51,260
  Year Ended July 31, 1999......    2.64%     0.59%         0.98%        $ 22,844
INSTITUTIONAL PRIME OBLIGATIONS
 MONEY MARKET FUND
  Year Ended July 31, 2003......    0.92%     0.51%         0.66%        $193,468
  Year Ended July 31, 2002......    1.91%     0.50%         0.64%        $207,511
  Year Ended July 31, 2001......    5.00%     0.50%         0.65%        $361,629
  Year Ended July 31, 2000......    5.69%     0.45%         0.66%        $180,873
  Period Ended July 31, 1999(b).    4.45%^^   0.49%^^       0.72%^^      $ 26,000

+  Represents Class 2 Shares for Institutional Prime Obligations Money Market
   Fund.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from February 19, 1999 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                 Less Dividends from
                                           -------------------------------------  --------------------------------
                                                        Net Realized
                                 Net Asset    Net      and Unrealized                        Net Realized           Net Asset
                                  Value,   Investment  Gains (Losses)  Total from    Net      Gains from             Value,
                                 Beginning   Income   from Investments Investment Investment  Investment    Total      End
                                 of Period   (Loss)     and Futures    Activities   Income   Transactions Dividends of Period
                                 --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
VALUE FUND
  Year Ended July 31, 2003......  $12.57      0.05          0.79          0.84      (0.06)      (0.52)      (0.58)   $12.83
  Year Ended July 31, 2002......  $20.15     (0.02)        (5.93)        (5.95)     (0.02)      (1.61)      (1.63)   $12.57
  Year Ended July 31, 2001+.....  $19.41     (0.03)         3.58          3.55      (0.04)      (2.77)      (2.81)   $20.15
  Year Ended July 31, 2000......  $25.14      0.07         (2.19)        (2.12)     (0.11)      (3.50)      (3.61)   $19.41
  Year Ended July 31, 1999......  $24.55      0.02          3.10          3.12      (0.06)      (2.47)      (2.53)   $25.14
SELECT EQUITY FUND
  Year Ended July 31, 2003......  $10.77     (0.02)         0.88          0.86      (0.02)         --       (0.02)   $11.61
  Year Ended July 31, 2002......  $11.08     (0.03)        (0.28)        (0.31)        --          --          --    $10.77
  Year Ended July 31, 2001+.....  $ 8.64     (0.08)         2.52          2.44         --          --          --    $11.08
  Year Ended July 31, 2000+.....  $11.83     (0.01)        (2.34)        (2.35)     (0.03)      (0.81)      (0.84)   $ 8.64
  Period Ended July 31, 1999(a).  $ 9.98      0.02          1.86          1.88      (0.02)      (0.01)      (0.03)   $11.83
ENHANCED MARKET FUND
  Year Ended July 31, 2003......  $ 8.99      0.01          0.69          0.70      (0.01)         --       (0.01)   $ 9.68
  Year Ended July 31, 2002......  $12.11     (0.05)        (2.91)        (2.96)        --       (0.16)      (0.16)   $ 8.99
  Year Ended July 31, 2001+.....  $14.55     (0.06)        (2.14)        (2.20)     (0.02)      (0.22)      (0.24)   $12.11
  Year Ended July 31, 2000......  $13.82     (0.04)         1.22          1.18         --       (0.45)      (0.45)   $14.55
  Period Ended July 31, 1999(a).  $10.30      0.03          3.55          3.58      (0.03)      (0.03)      (0.06)   $13.82
LARGE CAP FUND
  Year Ended July 31, 2003......  $14.94     (0.09)         1.46          1.37         --       (0.63)      (0.63)   $15.68
  Year Ended July 31, 2002......  $20.70     (0.15)        (4.42)        (4.57)        --       (1.19)      (1.19)   $14.94
  Year Ended July 31, 2001+.....  $27.74     (0.21)        (2.77)        (2.98)        --       (4.06)      (4.06)   $20.70
  Period Ended July 31, 2000(b).  $27.75     (0.13)         0.12         (0.01)        --          --          --    $27.74
  Year Ended December 31,
   1999+........................  $27.54     (0.23)         5.04          4.81         --       (4.60)      (4.60)   $27.75
  Period Ended December 31,
   1998(c)......................  $25.98        --          1.56          1.56         --          --          --    $27.54

                                                    Ratios (to average net assets)/Supplemental Data
                                             --------------------------------------------------------------
                                   Total
                                   Return
                                 (Excluding     Net                Expenses (before Portfolio  Net Assets,
                                 Redemption  Investment    Net       Reductions/    Turnover  End of Period
                                  Charge)      Income    Expenses  Reimbursements)    Rate*      (000's)
                                 ----------  ----------  --------  ---------------- --------- -------------
VALUE FUND
  Year Ended July 31, 2003......     7.17%      0.45%      2.11%         2.14%         117%      $28,786
  Year Ended July 31, 2002......   (31.68)%    (0.27)%     2.10%         2.11%          59%      $13,133
  Year Ended July 31, 2001+.....    20.09%     (0.16)%     2.09%         2.10%          43%      $10,322
  Year Ended July 31, 2000......    (8.86)%     0.32%      2.10%         2.11%          17%      $ 7,949
  Year Ended July 31, 1999......    14.03%      0.05%      2.08%         2.09%          18%      $12,394
SELECT EQUITY FUND
  Year Ended July 31, 2003......     7.98%     (0.28)%     2.08%         2.24%           8%      $ 7,758
  Year Ended July 31, 2002......    (2.77)%    (0.45)%     2.19%         2.44%          38%      $ 4,800
  Year Ended July 31, 2001+.....    28.24%     (0.75)%     2.44%         2.80%          19%      $ 1,586
  Year Ended July 31, 2000+.....   (20.47)%    (0.08)%     2.21%         2.72%          25%      $   715
  Period Ended July 31, 1999(a).    18.83%^    (0.49)%^^   1.99%^^       2.58%^^        10%      $ 1,933
ENHANCED MARKET FUND
  Year Ended July 31, 2003......     7.79%      0.06%      1.75%         1.87%          27%      $ 9,566
  Year Ended July 31, 2002......   (24.73)%    (0.34)%     1.82%         1.94%          34%      $ 8,644
  Year Ended July 31, 2001+.....   (15.28)%    (0.48)%     1.80%         1.89%          42%      $13,713
  Year Ended July 31, 2000......     8.65%     (0.31)%     1.77%         1.93%          30%      $17,095
  Period Ended July 31, 1999(a).    34.85%^    (0.12)%^^   1.73%^^       2.28%^^        36%      $ 6,132
LARGE CAP FUND
  Year Ended July 31, 2003......     9.63%     (0.66)%     2.01%         2.14%           7%      $23,334
  Year Ended July 31, 2002......   (23.31)%    (0.80)%     2.01%         2.12%          11%      $21,739
  Year Ended July 31, 2001+.....   (12.40)%    (0.91)%     2.00%         2.11%          10%      $28,118
  Period Ended July 31, 2000(b).    (0.04)%^   (0.93)%^^   2.00%^^       2.07%^^        10%      $24,655
  Year Ended December 31,
   1999+........................    17.78%     (0.79)%     1.98%         2.00%          15%      $18,584
  Period Ended December 31,
   1998(c)......................     6.02%^     0.23%^^    1.10%^^       2.11%^^         3%      $   100

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^ Not annualized.
^^Annualized.
(a)For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c)For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                     Investment Activities                 Less Dividends from
                                            --------------------------------------  --------------------------------
                                                         Net Realized
                                                        and Unrealized
                                                        Gains (Losses)
                                  Net Asset    Net     from Investments,                       Net Realized           Net Asset
                                   Value,   Investment   Futures, and    Total from    Net      Gains from             Value,
                                  Beginning   Income        Foreign      Investment Investment  Investment    Total    End of
                                  of Period   (Loss)      Currencies     Activities   Income   Transactions Dividends  Period
                                  --------- ---------- ----------------- ---------- ---------- ------------ --------- ---------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003.......  $ 7.56     (0.10)          0.79          0.69         --          --          --    $ 8.25
  Year Ended July 31, 2002.......  $10.39     (0.27)         (2.56)        (2.83)        --          --          --    $ 7.56
  Year Ended July 31, 2001+......  $14.46     (0.17)         (2.74)        (2.91)        --       (1.16)      (1.16)   $10.39
  Period Ended July 31, 2000(a)..  $13.93     (0.09)          0.62          0.53         --          --          --    $14.46
  Year Ended December 31, 1999+..  $13.92     (0.14)          2.91          2.77         --       (2.76)      (2.76)   $13.93
  Period Ended December 31,
   1998(b).......................  $13.10     (0.05)          3.35          3.30         --       (2.48)      (2.48)   $13.92
MID CAP FUND
  Year Ended July 31, 2003.......  $ 9.13     (0.07)          1.01          0.94         --          --          --    $10.07
  Year Ended July 31, 2002.......  $11.83     (0.25)         (2.45)        (2.70)        --          --          --    $ 9.13
  Year Ended July 31, 2001+......  $16.52     (0.27)         (4.42)        (4.69)        --          --          --    $11.83
  Period Ended July 31, 2000(a)+.  $17.28     (0.20)         (0.56)        (0.76)        --          --          --    $16.52
  Period Ended December 31,
   1999(c)+......................  $10.00     (0.19)          7.47          7.28         --          --          --    $17.28
SMALL CAP FUND
  Year Ended July 31, 2003.......  $ 6.89     (0.12)          0.15          0.03         --          --          --    $ 6.92
  Year Ended July 31, 2002.......  $ 9.85     (0.17)         (2.79)        (2.96)        --          --          --    $ 6.89
  Year Ended July 31, 2001+......  $12.31     (0.22)         (1.03)        (1.25)        --       (1.21)      (1.21)   $ 9.85
  Year Ended July 31, 2000.......  $ 8.31     (0.14)          4.14          4.00         --          --          --    $12.31
  Year Ended July 31, 1999.......  $ 9.11     (0.14)         (0.66)        (0.80)        --          --          --    $ 8.31
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2003.......  $ 7.64        --           0.85          0.85         --          --          --    $ 8.49
  Year Ended July 31, 2002.......  $ 9.35     (0.03)         (1.68)        (1.71)        --          --          --    $ 7.64
  Year Ended July 31, 2001+......  $12.25     (0.05)         (2.49)        (2.54)        --       (0.36)      (0.36)   $ 9.35
  Period Ended July 31, 2000(a)+.  $13.21        --          (0.96)        (0.96)        --          --          --    $12.25
  Period Ended December 31,
   1999(d).......................  $10.66     (0.02)          2.69          2.67      (0.12)         --       (0.12)   $13.21

                                                    Ratios (to average net assets)/Supplemental Data
                                              ------------------------------------------------------------


                                    Total
                                    Return                                                     Net Assets,
                                  (Excluding     Net                Expenses (before Portfolio   End of
                                  Redemption  Investment    Net       Reductions/    Turnover    Period
                                   Charge)      Income    Expenses  Reimbursements)    Rate*     (000's)
                                  ----------  ----------  --------  ---------------- --------- -----------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003.......     9.13%     (1.21)%     2.06%         2.13%         151%     $ 8,571
  Year Ended July 31, 2002.......   (27.24)%    (3.86)%     2.04%         2.12%         115%     $ 8,746
  Year Ended July 31, 2001+......   (21.77)%    (1.35)%     1.96%         2.11%         100%     $ 8,967
  Period Ended July 31, 2000(a)..     3.80%^    (1.11)%^^   1.96%^^       2.07%^^        91%     $ 8,939
  Year Ended December 31, 1999+..    21.11%     (0.93)%     1.92%         1.93%         178%     $ 7,704
  Period Ended December 31,
   1998(b).......................    26.86%^    (0.95)%^^   2.04%^^         (e)^^       152%     $ 2,854
MID CAP FUND
  Year Ended July 31, 2003.......    10.30%     (0.68)%     1.90%         2.40%          59%     $ 6,525
  Year Ended July 31, 2002.......   (22.82)%    (2.07)%     2.41%         2.58%         221%     $ 7,066
  Year Ended July 31, 2001+......   (28.29)%    (1.91)%     2.32%         2.41%         120%     $11,323
  Period Ended July 31, 2000(a)+.    (4.40)%^   (2.00)%^^   2.33%^^       2.37%^^        39%     $12,912
  Period Ended December 31,
   1999(c)+......................    72.80%^    (2.17)%^^   2.86%^^       2.86%^^        20%     $ 2,177
SMALL CAP FUND
  Year Ended July 31, 2003.......     0.44%     (2.01)%     2.35%         2.53%         221%     $ 1,987
  Year Ended July 31, 2002.......   (30.05)%    (2.01)%     2.36%         2.52%         227%     $ 2,014
  Year Ended July 31, 2001+......   (11.03)%    (1.97)%     2.36%         2.52%         220%     $ 2,975
  Year Ended July 31, 2000.......    48.13%     (1.99)%     2.39%         2.59%         318%     $ 2,619
  Year Ended July 31, 1999.......    (8.78)%    (1.83)%     2.41%         3.42%         208%     $   929
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2003.......    11.13%      0.75%      2.11%         2.61%          18%     $   810
  Year Ended July 31, 2002.......   (18.29)%    (0.39)%     2.36%         2.64%         160%     $   471
  Year Ended July 31, 2001+......   (21.25)%    (0.44)%     2.38%         2.65%          45%     $   516
  Period Ended July 31, 2000(a)+.    (7.19)%^   (0.04)%^^   2.47%^^       2.72%^^        32%     $   595
  Period Ended December 31,
   1999(d).......................    25.98%^    (0.54)%^^   2.45%^^       2.73%^^        40%     $   228

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
(c)For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(d)For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
(e)There was no fee reduction in this period.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                  Investment Activities                 Less Dividends from
                                         --------------------------------------  --------------------------------

                               Net Asset    Net       Net Realized                          Net Realized           Net Asset
                                Value,   Investment  and Unrealized   Total from    Net      Gains from             Value,
                               Beginning   Income    Gains (Losses)   Investment Investment  Investment    Total      End
                               of Period   (Loss)   from Investments* Activities   Income   Transactions Dividends of Period
                               --------- ---------- ----------------- ---------- ---------- ------------ --------- ---------
BALANCED FUND
 Year Ended July 31, 2003.....  $10.86      0.14           0.66          0.80      (0.18)      (0.14)      (0.32)   $11.34
 Year Ended July 31, 2002.....  $12.42      0.22          (1.19)        (0.97)     (0.23)      (0.36)      (0.59)   $10.86
 Year Ended July 31, 2001+....  $12.45      0.28           1.26          1.54      (0.30)      (1.27)      (1.57)   $12.42
 Year Ended July 31, 2000.....  $14.90      0.34          (0.64)        (0.30)     (0.37)      (1.78)      (2.15)   $12.45
 Year Ended July 31, 1999.....  $15.16      0.29           0.95          1.24      (0.30)      (1.20)      (1.50)   $14.90
STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH
 PORTFOLIO
 Year Ended July 31, 2003.....  $ 6.87     (0.03)          0.65          0.62         --          --          --    $ 7.49
 Year Ended July 31, 2002.....  $ 9.77     (0.07)         (2.19)        (2.26)        --       (0.64)      (0.64)   $ 6.87
 Year Ended July 31, 2001+....  $11.42      0.06          (0.44)        (0.38)     (0.11)      (1.16)      (1.27)   $ 9.77
 Period Ended July 31, 2000(a)  $11.47     (0.03)         (0.02)        (0.05)        --          --          --    $11.42
 Period Ended December 31,
   1999(b)....................  $10.03      0.07           1.50          1.57      (0.09)      (0.04)      (0.13)   $11.47
STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
 Year Ended July 31, 2003.....  $ 7.55      0.01           0.62          0.63      (0.02)         --       (0.02)   $ 8.16
 Year Ended July 31, 2002.....  $ 9.34      0.02          (1.48)        (1.46)     (0.03)      (0.30)      (0.33)   $ 7.55
 Year Ended July 31, 2001+....  $10.44      0.15          (0.41)        (0.26)     (0.17)      (0.67)      (0.84)   $ 9.34
 Period Ended July 31, 2000(a)  $10.57      0.03          (0.12)        (0.09)     (0.04)         --       (0.04)   $10.44
 Period Ended December 31,
   1999(c)....................  $ 9.84      0.12           0.81          0.93      (0.12)      (0.08)      (0.20)   $10.57
STRATEGIC PORTFOLIOS: GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2003.....  $ 8.32      0.06           0.56          0.62      (0.08)         --       (0.08)   $ 8.86
 Year Ended July 31, 2002.....  $ 9.77      0.12          (1.16)        (1.04)     (0.13)      (0.28)      (0.41)   $ 8.32
 Year Ended July 31, 2001+....  $10.53      0.24          (0.12)         0.12      (0.25)      (0.63)      (0.88)   $ 9.77
 Period Ended July 31, 2000(a)  $10.50      0.10           0.02          0.12      (0.09)         --       (0.09)   $10.53
 Period Ended December 31,
   1999(b)....................  $10.00      0.08           0.53          0.61      (0.08)      (0.03)      (0.11)   $10.50
STRATEGIC PORTFOLIOS: MODERATE GROWTH
 AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....  $ 8.56      0.09           0.50          0.59      (0.11)      (0.03)      (0.14)   $ 9.01
 Year Ended July 31, 2002.....  $ 9.71      0.17          (0.95)        (0.78)     (0.17)      (0.20)      (0.37)   $ 8.56
 Year Ended July 31, 2001+....  $10.04      0.25           0.15          0.40      (0.28)      (0.45)      (0.73)   $ 9.71
 Period Ended July 31, 2000(a)  $ 9.96      0.13           0.07          0.20      (0.12)         --       (0.12)   $10.04
 Period Ended December 31,
   1999(d)....................  $10.00      0.13           0.02          0.15      (0.13)      (0.06)      (0.19)   $ 9.96

                                                  Ratios (to average net assets)/Supplemental Data
                                           --------------------------------------------------------------
                                 Total
                                 Return
                               (Excluding     Net                Expenses (before Portfolio  Net Assets,
                               Redemption  Investment    Net       Reductions/    Turnover  End of Period
                                Charge)      Income    Expenses  Reimbursements)   Rate**      (000's)
                               ----------  ----------  --------  ---------------- --------- -------------
BALANCED FUND
 Year Ended July 31, 2003.....     7.55%      1.27%      2.09%         2.17%          86%      $20,004
 Year Ended July 31, 2002.....    (8.17)%     1.81%      2.09%         2.16%          34%      $16,742
 Year Ended July 31, 2001+....    13.03%      2.20%      2.06%         2.12%          14%      $ 9,004
 Year Ended July 31, 2000.....    (1.80)%     2.54%      2.10%         2.12%          16%      $ 7,072
 Year Ended July 31, 1999.....     8.66%      1.93%      2.09%         2.10%          23%      $10,131
STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH
 PORTFOLIO
 Year Ended July 31, 2003.....     9.02%     (0.78)%     1.40%         1.83%         100%      $ 2,014
 Year Ended July 31, 2002.....   (24.43)%    (1.04)%     1.46%         1.87%          50%      $   761
 Year Ended July 31, 2001+....    (4.06)%     0.58%      1.52%         1.93%          36%      $   386
 Period Ended July 31, 2000(a)    (0.43)%^   (0.44)%^^   1.56%^^       1.94%^^        22%      $   390
 Period Ended December 31,
   1999(b)....................    15.70%^     0.92%^^    1.52%^^       7.86%^^        95%      $   456
STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
 Year Ended July 31, 2003.....     8.39%      0.19%      1.36%         1.81%         128%      $ 4,491
 Year Ended July 31, 2002.....   (16.13)%     0.22%      1.45%         1.89%          63%      $ 1,886
 Year Ended July 31, 2001+....    (2.82)%     1.53%      1.53%         1.97%          38%      $ 1,710
 Period Ended July 31, 2000(a)    (0.84)%^    0.46%^^    1.56%^^       1.97%^^        97%      $ 1,241
 Period Ended December 31,
   1999(c)....................     9.48%^     2.14%^^    1.55%^^       6.75%^^        76%      $   998
STRATEGIC PORTFOLIOS: GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2003.....     7.45%      0.76%      1.37%         1.61%         135%      $ 3,839
 Year Ended July 31, 2002.....   (10.98)%     1.31%      1.35%         1.58%          69%      $ 1,607
 Year Ended July 31, 2001+....     1.09%      2.40%      1.37%         1.60%          51%      $ 1,656
 Period Ended July 31, 2000(a)     1.13%^     1.58%^^    1.40%^^       1.57%^^        21%      $ 1,613
 Period Ended December 31,
   1999(b)....................     6.10%^     1.74%^^    1.52%^^       4.26%^^        57%      $ 1,725
STRATEGIC PORTFOLIOS: MODERATE GROWTH
 AND INCOME PORTFOLIO
 Year Ended July 31, 2003.....     7.02%      1.12%      1.40%         1.82%         136%      $ 2,812
 Year Ended July 31, 2002.....    (8.38)%     1.74%      1.39%         1.81%          65%      $   970
 Year Ended July 31, 2001+....     4.09%      2.59%      1.51%         1.92%          62%      $ 1,231
 Period Ended July 31, 2000(a)     2.00%^     2.19%^^    1.55%^^       1.88%^^        21%      $   832
 Period Ended December 31,
   1999(d)....................     1.50%^     2.80%^^    1.54%^^       6.90%^^       124%      $   941

+ Net investment income (loss) is based on average shares outstanding during the period.
*  Represents investments in affiliates for the Strategic Portfolios.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(c)For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
(d)For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights



B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                  Investment Activities                Less Dividends from
                                           -----------------------------------  --------------------------------
                                                       Net Realized
                                 Net Asset            and Unrealized                       Net Realized           Net Asset
                                  Value,      Net     Gains (Losses) Total from    Net      Gains from             Value,
                                 Beginning Investment      from      Investment Investment  Investment    Total    End of
                                 of Period   Income    Investments   Activities   Income   Transactions Dividends  Period
                                 --------- ---------- -------------- ---------- ---------- ------------ --------- ---------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003......  $10.26      0.33        (0.06)        0.27      (0.34)      (0.15)      (0.49)   $10.04
  Year Ended July 31, 2002......  $10.10      0.42         0.19         0.61      (0.45)         --       (0.45)   $10.26
  Year Ended July 31, 2001+.....  $ 9.61      0.47         0.51         0.98      (0.49)         --       (0.49)   $10.10
  Period Ended July 31, 2000(a).  $ 9.48      0.18         0.10         0.28      (0.15)         --       (0.15)   $ 9.61
LIMITED TERM BOND FUND
  Year Ended July 31, 2003......  $10.69      0.28         0.01         0.29      (0.34)         --       (0.34)   $10.64
  Year Ended July 31, 2002......  $10.54      0.42         0.17         0.59      (0.44)         --       (0.44)   $10.69
  Year Ended July 31, 2001+.....  $10.13      0.49         0.42         0.91      (0.50)         --       (0.50)   $10.54
  Year Ended July 31, 2000......  $10.27      0.48        (0.10)        0.38      (0.52)         --       (0.52)   $10.13
  Period Ended July 31, 1999(b).  $10.58      0.27        (0.30)       (0.03)     (0.28)         --       (0.28)   $10.27
BOND FUND
  Year Ended July 31, 2003......  $11.40      0.37         0.11         0.48      (0.43)      (0.15)      (0.58)   $11.30
  Year Ended July 31, 2002......  $11.10      0.43         0.37         0.80      (0.47)      (0.03)      (0.50)   $11.40
  Year Ended July 31, 2001+.....  $10.50      0.50         0.61         1.11      (0.51)         --       (0.51)   $11.10
  Year Ended July 31, 2000......  $10.60      0.49        (0.05)        0.44      (0.52)      (0.02)      (0.54)   $10.50
  Year Ended July 31, 1999......  $11.04      0.50        (0.31)        0.19      (0.50)      (0.13)      (0.63)   $10.60

                                               Ratios (to average net assets)/Supplemental Data
                                            -------------------------------------------------------
                                   Total                                                      Net
                                   Return                                                   Assets,
                                 (Excluding    Net               Expenses (before Portfolio End of
                                 Redemption Investment   Net       Reductions/    Turnover  Period
                                  Charge)     Income   Expenses  Reimbursements)    Rate*   (000's)
                                 ---------- ---------- --------  ---------------- --------- -------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003......    2.61%      3.08%     1.76%         1.98%         43%    $10,228
  Year Ended July 31, 2002......    6.18%      4.00%     1.75%         1.96%         18%    $ 3,542
  Year Ended July 31, 2001+.....   10.36%      4.65%     1.74%         1.95%         25%    $ 1,635
  Period Ended July 31, 2000(a).    2.98%^     4.77%^^   1.75%^^       1.98%^^       42%    $   520
LIMITED TERM BOND FUND
  Year Ended July 31, 2003......    2.76%      2.52%     1.73%         1.97%         32%    $23,190
  Year Ended July 31, 2002......    5.69%      3.78%     1.75%         1.96%         29%    $10,307
  Year Ended July 31, 2001+.....    9.20%      4.66%     1.75%         1.97%         44%    $ 2,614
  Year Ended July 31, 2000......    3.85%      4.79%     1.76%         1.99%         34%    $ 1,815
  Period Ended July 31, 1999(b).   (0.33%)^    4.61%^^   1.69%^^       1.96%^^       39%    $ 1,599
BOND FUND
  Year Ended July 31, 2003......    4.27%      3.24%     1.74%         1.97%         33%    $10,168
  Year Ended July 31, 2002......    7.43%      3.90%     1.74%         1.95%         35%    $ 9,796
  Year Ended July 31, 2001+.....   10.77%      4.55%     1.73%         1.95%         24%    $ 7,342
  Year Ended July 31, 2000......    4.30%      4.72%     1.74%         1.96%         27%    $ 3,636
  Year Ended July 31, 1999......    1.58%      4.63%     1.71%         1.95%         18%    $ 2,521

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from March 13, 2000 (commencement of operations) through July 31, 2000.
(b)For the period from January 21, 1999 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                 Less Dividends from
                                           -------------------------------------  --------------------------------

                                 Net Asset            Net Realized and                       Net Realized           Net Asset
                                  Value,      Net        Unrealized    Total from    Net      Gains from             Value,
                                 Beginning Investment  Gains (Losses)  Investment Investment  Investment    Total    End of
                                 of Period   Income   from Investments Activities   Income   Transactions Dividends  Period
                                 --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003......  $10.36      0.27         (0.04)         0.23      (0.25)      (0.03)      (0.28)   $10.31
  Year Ended July 31, 2002......  $10.17      0.30          0.22          0.52      (0.32)      (0.01)      (0.33)   $10.36
  Year Ended July 31, 2001+.....  $ 9.75      0.32          0.41          0.73      (0.31)         --       (0.31)   $10.17
  Year Ended July 31, 2000......  $ 9.87      0.31         (0.05)         0.26      (0.33)      (0.05)      (0.38)   $ 9.75
  Period Ended July 31, 1999(a).  $10.28      0.14         (0.41)        (0.27)     (0.14)         --       (0.14)   $ 9.87
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2003......  $10.76      0.29         (0.08)         0.21      (0.29)         --       (0.29)   $10.68
  Year Ended July 31, 2002......  $10.49      0.29          0.28          0.57      (0.30)         --       (0.30)   $10.76
  Year Ended July 31, 2001+.....  $10.15      0.32          0.34          0.66      (0.32)         --       (0.32)   $10.49
  Year Ended July 31, 2000......  $10.20      0.32         (0.01)         0.31      (0.33)      (0.03)      (0.36)   $10.15
  Period Ended July 31, 1999(b).  $10.52      0.12         (0.30)        (0.18)     (0.14)         --       (0.14)   $10.20
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2003......  $10.38      0.20         (0.04)         0.16      (0.20)         --       (0.20)   $10.34
  Year Ended July 31, 2002......  $10.12      0.24          0.26          0.50      (0.24)         --       (0.24)   $10.38
  Year Ended July 31, 2001+.....  $ 9.76      0.29          0.36          0.65      (0.29)         --       (0.29)   $10.12
  Period Ended July 2000(c).....  $ 9.57      0.17          0.18          0.35      (0.16)         --       (0.16)   $ 9.76
  Year Ended December 31, 1999..  $10.21      0.27         (0.64)        (0.37)     (0.27)         --       (0.27)   $ 9.57
  Period Ended December 31,
   1998(d)......................  $10.22      0.26          0.06          0.32      (0.26)      (0.07)      (0.33)   $10.21

                                                  Ratios (to average net assets)/Supplemental Data
                                            -------------------------------------------------------------
                                   Total
                                   Return
                                 (Excluding    Net               Expenses (before Portfolio  Net Assets,
                                 Redemption Investment   Net       Reductions/    Turnover  End of Period
                                  Charge)     Income   Expenses  Reimbursements)    Rate*      (000's)
                                 ---------- ---------- --------  ---------------- --------- -------------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003......    2.19%      2.61%     1.64%         1.96%           7%      $4,496
  Year Ended July 31, 2002......    5.20%      2.95%     1.64%         1.95%          10%      $3,844
  Year Ended July 31, 2001+.....    7.60%      3.12%     1.64%         1.95%           5%      $1,777
  Year Ended July 31, 2000......    2.75%      3.30%     1.64%         1.96%           9%      $  889
  Period Ended July 31, 1999(a).   (2.60)%^    3.17%^^   1.60%^^       1.87%^^        21%      $   16
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2003......    1.91%      2.61%     1.59%         2.00%           6%      $3,807
  Year Ended July 31, 2002......    5.56%      2.90%     1.62%         2.01%          13%      $2,647
  Year Ended July 31, 2001+.....    6.61%      3.03%     1.64%         2.04%           7%      $1,385
  Year Ended July 31, 2000......    3.14%      3.22%     1.62%         2.05%          11%      $  729
  Period Ended July 31, 1999(b).    1.77%^     3.06%^^   1.49%^^       2.00%^^        34%      $  569
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2003......    1.56%      1.95%     1.82%         2.09%          21%      $2,936
  Year Ended July 31, 2002......    4.98%      2.29%     1.82%         2.07%          60%      $1,839
  Year Ended July 31, 2001+.....    6.75%      2.85%     1.84%         2.08%         123%      $1,432
  Period Ended July 2000(c).....    3.74%^     3.07%^^   1.83%^^       1.96%^^        23%      $1,054
  Year Ended December 31, 1999..   (3.65)%     2.72%     1.84%         1.85%          64%      $1,288
  Period Ended December 31,
   1998(d)......................    3.17%^     2.50%^^   1.95%^^         (e)         155%      $1,397

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
(b)For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
(c)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(d)For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
(e)There were no fee reductions in this period.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


B SHARES+
Selected data for a share outstanding throughout the period indicated.



                                                                          Less
                                                  Net Asset            Dividends  Net Asset
                                                   Value,      Net      from Net   Value,
                                                  Beginning Investment Investment  End of   Total
                                                  of Period   Income     Income    Period   Return
                                                  --------- ---------- ---------- --------- ------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003.......................  $1.000     0.003      (0.003)   $1.000    0.26%
  Year Ended July 31, 2002.......................  $1.000     0.008      (0.008)   $1.000    0.77%
  Year Ended July 31, 2001.......................  $1.000     0.042      (0.042)   $1.000    4.25%
  Year Ended July 31, 2000.......................  $1.000     0.042      (0.042)   $1.000    4.31%
  Year Ended July 31, 1999.......................  $1.000     0.035      (0.035)   $1.000    3.55%
INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
  Year Ended July 31, 2003.......................  $1.000     0.007      (0.007)   $1.000    0.68%
  Year Ended July 31, 2002.......................  $1.000     0.016      (0.016)   $1.000    1.58%
  Year Ended July 31, 2001.......................  $1.000     0.049      (0.049)   $1.000    5.04%
  Year Ended July 31, 2000.......................  $1.000     0.052      (0.052)   $1.000    5.29%
  Period Ended July 31, 1999(a)..................  $1.000     0.018      (0.018)   $1.000    1.84%^

                                                  Ratios (to average net assets)/Supplemental Data
                                                  -------------------------------------------------

                                                                                        Net Assets,
                                                     Net               Expenses (before   End of
                                                  Investment   Net       Reductions/      Period
                                                    Income   Expenses  Reimbursements)    (000's)
                                                  ---------- --------  ---------------- -----------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003.......................    0.26%     1.18%         1.72%       $  3,567
  Year Ended July 31, 2002.......................    0.71%     1.54%         1.69%       $  3,891
  Year Ended July 31, 2001.......................    3.75%     1.52%         1.69%       $  1,908
  Year Ended July 31, 2000.......................    4.35%     1.61%         1.69%       $    727
  Year Ended July 31, 1999.......................    4.51%     1.69%         1.70%       $    224
INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
  Year Ended July 31, 2003.......................    0.77%     0.76%         0.91%       $ 91,824
  Year Ended July 31, 2002.......................    1.50%     0.75%         0.89%       $210,031
  Year Ended July 31, 2001.......................    4.81%     0.75%         0.90%       $169,676
  Year Ended July 31, 2000.......................    5.43%     0.71%         0.91%       $114,401
  Period Ended July 31, 1999(a)..................    4.22%^^   0.74%^^       0.97%^^     $ 13,575

+ Represents Class 3 Shares for Institutional Prime Obligations Money Market
  Fund.
^ Not annualized.
^^ Annualized.
(a)For the period from February 22, 1999 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights



I SHARES
Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                 Less Dividends from
                                           -------------------------------------  --------------------------------
                                                        Net Realized
                                 Net Asset             and Unrealized                        Net Realized           Net Asset
                                  Value,      Net      Gains (Losses)  Total from    Net      Gains from             Value,
                                 Beginning Investment from Investments Investment Investment  Investment    Total      End
                                 of Period   Income     and Futures    Activities   Income   Transactions Dividends of Period
                                 --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
VALUE FUND
  Year Ended July 31, 2003......  $12.74      0.16          0.81          0.97      (0.15)      (0.52)      (0.67)   $13.04
  Year Ended July 31, 2002......  $20.34      0.11         (5.99)        (5.88)     (0.11)      (1.61)      (1.72)   $12.74
  Year Ended July 31, 2001+.....  $19.53      0.15          3.59          3.74      (0.16)      (2.77)      (2.93)   $20.34
  Year Ended July 31, 2000......  $25.27      0.28         (2.24)        (1.96)     (0.28)      (3.50)      (3.78)   $19.53
  Year Ended July 31, 1999......  $24.57      0.26          3.16          3.42      (0.25)      (2.47)      (2.72)   $25.27
SELECT EQUITY FUND
  Year Ended July 31, 2003......  $11.01      0.07          0.91          0.98      (0.06)         --       (0.06)   $11.93
  Year Ended July 31, 2002......  $11.25      0.04         (0.25)        (0.21)     (0.03)         --       (0.03)   $11.01
  Year Ended July 31, 2001+.....  $ 8.73      0.02          2.52          2.54      (0.02)         --       (0.02)   $11.25
  Year Ended July 31, 2000+.....  $11.89      0.09         (2.36)        (2.27)     (0.08)      (0.81)      (0.89)   $ 8.73
  Period Ended July 31, 1999(a).  $11.52      0.04          0.38          0.42      (0.04)      (0.01)      (0.05)   $11.89
ENHANCED MARKET FUND
  Year Ended July 31, 2003......  $ 9.17      0.08          0.71          0.79      (0.08)         --       (0.08)   $ 9.88
  Year Ended July 31, 2002......  $12.28      0.06         (2.97)        (2.91)     (0.04)      (0.16)      (0.20)   $ 9.17
  Year Ended July 31, 2001+.....  $14.65      0.06         (2.17)        (2.11)     (0.04)      (0.22)      (0.26)   $12.28
  Year Ended July 31, 2000......  $13.86      0.10          1.23          1.33      (0.09)      (0.45)      (0.54)   $14.65
  Period Ended July 31, 1999(b).  $12.18      0.07          1.71          1.78      (0.07)      (0.03)      (0.10)   $13.86
LARGE CAP FUND
  Year Ended July 31, 2003......  $15.49      0.03          1.54          1.57      (0.03)      (0.63)      (0.66)   $16.40
  Year Ended July 31, 2002......  $21.25      0.02         (4.58)        (4.56)     (0.01)      (1.19)      (1.20)   $15.49
  Year Ended July 31, 2001+.....  $28.14        --         (2.83)        (2.83)        --       (4.06)      (4.06)   $21.25
  Period Ended July 31, 2000(c).  $28.01        --          0.14          0.14      (0.01)         --       (0.01)   $28.14
  Year Ended December 31, 1999+.  $27.54      0.03          5.07          5.10      (0.03)      (4.60)      (4.63)   $28.01
  Year Ended December 31,
   1998(d)......................  $25.52        --          2.02          2.02         --          --          --    $27.54

                                                  Ratios (to average net assets)/Supplemental Data
                                           --------------------------------------------------------------


                                              Net                Expenses (before Portfolio  Net Assets,
                                  Total    Investment   Net        Reductions/    Turnover  End of Period
                                  Return     Income   Expenses   Reimbursements)    Rate*      (000's)
                                 ------    ---------- --------   ---------------- --------- -------------
VALUE FUND
  Year Ended July 31, 2003......   8.21%      1.32%     1.20%          1.29%         117%     $390,734
  Year Ended July 31, 2002...... (31.09)%     0.64%     1.20%          1.26%          59%     $420,054
  Year Ended July 31, 2001+.....  21.10%      0.76%     1.19%          1.25%          43%     $565,484
  Year Ended July 31, 2000......  (8.11)%     1.30%     1.13%          1.15%          17%     $560,804
  Year Ended July 31, 1999......  15.43%      1.07%     1.08%          1.09%          18%     $960,660
SELECT EQUITY FUND
  Year Ended July 31, 2003......   8.96%      0.57%     1.19%          1.39%           8%     $ 44,620
  Year Ended July 31, 2002......  (1.84)%     0.42%     1.33%          1.63%          38%     $  8,419
  Year Ended July 31, 2001+.....  29.12%      0.19%     1.56%          1.97%          19%     $  7,043
  Year Ended July 31, 2000+..... (19.72)%     0.88%     1.25%          1.78%          25%     $  5,100
  Period Ended July 31, 1999(a).   3.63%^     0.65%^^   0.99%^^        1.58%^^        10%     $ 10,420
ENHANCED MARKET FUND
  Year Ended July 31, 2003......   8.71%      0.92%     0.83%          1.00%          27%     $ 98,133
  Year Ended July 31, 2002...... (24.00)%     0.53%     0.93%          1.10%          34%     $  6,793
  Year Ended July 31, 2001+..... (14.53)%     0.43%     0.90%          1.04%          42%     $ 15,469
  Year Ended July 31, 2000......   9.73%      0.65%     0.81%          0.98%          30%     $ 31,622
  Period Ended July 31, 1999(b).  14.71%^     0.90%^^   0.74%^^        1.29%^^        36%     $ 14,273
LARGE CAP FUND
  Year Ended July 31, 2003......  10.65%      0.25%     1.11%          1.29%           7%     $393,743
  Year Ended July 31, 2002...... (22.64)%     0.10%     1.11%          1.27%          11%     $393,942
  Year Ended July 31, 2001+..... (11.60)%    (0.01)%    1.10%          1.26%          10%     $521,412
  Period Ended July 31, 2000(c).  (0.50)%^    0.00%^^   1.07%^^        1.22%^^        10%     $694,107
  Year Ended December 31, 1999+.  18.84%      0.11%     1.04%          1.14%          15%     $706,313
  Year Ended December 31,
   1998(d)......................   7.92%^     0.20%^^   1.04% ^^       1.09%^^         3%     $786,462

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from December 3, 1998 (commencement of operations) through July 31, 1999.
(b)For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
(c)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(d)For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


I SHARES
Selected data for a share outstanding throughout the period indicated.

                                                Investment Activities                 Less Dividends from
                                       --------------------------------------  --------------------------------  ----------
                                                    Net Realized
                                                   and Unrealized
                                                   Gains (Losses)
                             Net Asset    Net     from Investments,                       Net Realized
                              Value,   Investment   Futures, and    Total from    Net      Gains from
                             Beginning   Income        Foreign      Investment Investment  Investment    Total   Redemption
                             of Period   (Loss)      Currencies     Activities   Income   Transactions Dividends    Fees
                             --------- ---------- ----------------- ---------- ---------- ------------ --------- ----------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003..  $ 7.94     (0.03)          0.83          0.80         --          --          --        --
  Year Ended July 31, 2002..  $10.82     (0.04)         (2.84)        (2.88)        --          --          --        --
  Year Ended July 31, 2001+.  $14.89     (0.06)         (2.85)        (2.91)        --       (1.16)      (1.16)       --
  Period Ended July 31,
   2000(a)..................  $14.27     (0.02)          0.64          0.62         --          --          --        --
  Year Ended December 31,
   1999+....................  $14.09     (0.01)          2.95          2.94         --       (2.76)      (2.76)       --
  Year Ended December 31,
   1998.....................  $12.69      0.01           3.88          3.89      (0.01)      (2.48)      (2.49)       --
MID CAP FUND
  Year Ended July 31, 2003..  $ 9.40      0.02           1.04          1.06      (0.02)         --       (0.02)       --
  Year Ended July 31, 2002..  $12.06     (0.13)         (2.53)        (2.66)        --          --          --        --
  Year Ended July 31, 2001+.  $16.70     (0.15)         (4.49)        (4.64)        --          --          --        --
  Period Ended July 31,
   2000(a)+.................  $17.37     (0.11)         (0.56)        (0.67)        --          --          --        --
  Period Ended December 31,
   1999(b)+.................  $10.00     (0.12)          7.49          7.37         --          --          --        --
SMALL CAP FUND
  Year Ended July 31, 2003..  $ 7.21     (0.07)          0.17          0.10         --          --          --        --
  Year Ended July 31, 2002..  $10.22     (0.08)         (2.93)        (3.01)        --          --          --        --
  Year Ended July 31, 2001+.  $12.61     (0.12)         (1.06)        (1.18)        --       (1.21)      (1.21)       --
  Year Ended July 31, 2000..  $ 8.44     (0.07)          4.24          4.17         --          --          --        --
  Year Ended July 31, 1999..  $ 9.15     (0.03)         (0.68)        (0.71)        --          --          --        --
INTERNATIONAL EQUITY
 FUND
  Year Ended July 31, 2003..  $ 7.83      0.02           0.89          0.91      (0.02)         --       (0.02)     0.01
  Year Ended July 31, 2002..  $ 9.50      0.04          (1.70)        (1.66)     (0.01)         --       (0.01)       --
  Year Ended July 31, 2001+.  $12.37      0.06          (2.53)        (2.47)     (0.04)      (0.36)      (0.40)       --
  Period Ended July 31,
   2000(a)+.................  $13.27      0.06          (0.96)        (0.90)        --          --          --        --
  Year Ended December 31,
   1999.....................  $10.58      0.08           2.75          2.83      (0.14)         --       (0.14)       --
  Period Ended December 31,
   1998(c)..................  $10.05     (0.01)          0.54          0.53         --          --          --        --

                                                  Ratios (to average net assets)/Supplemental Data
                                              ---------------------------------------------------------


                              Net                                                                Net
                             Asset                                                             Assets,
                             Value,              Net                Expenses (before Portfolio End of
                             End of  Total    Investment    Net       Reductions/    Turnover  Period
                             Period  Return     Income    Expenses  Reimbursements)    Rate*   (000's)
                             ------ ------    ----------  --------  ---------------- --------- --------
CAPITAL GROWTH FUND
  Year Ended July 31, 2003.. $ 8.74  10.08%     (0.31)%     1.16%         1.28%         151%   $224,798
  Year Ended July 31, 2002.. $ 7.94 (26.62)%    (0.48)%     1.15%         1.27%         115%   $242,193
  Year Ended July 31, 2001+. $10.82 (21.11)%    (0.50)%     1.11%         1.26%         100%   $299,177
  Period Ended July 31,
   2000(a).................. $14.89   4.36%^    (0.26)%^^   1.11%^^       1.22%^^        91%   $298,771
  Year Ended December 31,
   1999+.................... $14.27  22.09%     (0.09)%     1.07%         1.08%         178%   $241,810
  Year Ended December 31,
   1998..................... $14.09  32.40%      0.07%      1.02%         1.03%         152%   $173,542
MID CAP FUND
  Year Ended July 31, 2003.. $10.44  11.26%      0.23%      0.99%         1.54%          59%   $117,498
  Year Ended July 31, 2002.. $ 9.40 (22.06)%    (1.16)%     1.51%         1.73%         221%   $ 30,453
  Year Ended July 31, 2001+. $12.06 (27.78)%    (1.03)%     1.42%         1.55%         120%   $ 41,611
  Period Ended July 31,
   2000(a)+................. $16.70  (3.86)%^   (1.08)%^^   1.46%^^       1.53%^^        39%   $ 63,696
  Period Ended December 31,
   1999(b)+................. $17.37  73.70%^    (1.47)%^^   2.18%^^       2.18%^^        20%   $ 37,186
SMALL CAP FUND
  Year Ended July 31, 2003.. $ 7.31   1.39%     (1.11)%     1.45%         1.68%         221%   $174,741
  Year Ended July 31, 2002.. $ 7.21 (29.45)%    (1.11)%     1.46%         1.67%         227%   $139,099
  Year Ended July 31, 2001+. $10.22 (10.16)%    (1.07)%     1.46%         1.67%         220%   $172,735
  Year Ended July 31, 2000.. $12.61  49.41%     (1.01)%     1.42%         1.70%         318%   $162,215
  Year Ended July 31, 1999.. $ 8.44  (7.76)%    (0.82)%     1.39%         2.38%         208%   $ 21,777
INTERNATIONAL EQUITY
 FUND
  Year Ended July 31, 2003.. $ 8.73  11.73%      1.52%      1.21%         1.76%          18%   $254,736
  Year Ended July 31, 2002.. $ 7.83 (17.49)%     0.56%      1.45%         1.79%         160%   $185,374
  Year Ended July 31, 2001+. $ 9.50 (20.50)%     0.59%      1.47%         1.79%          45%   $145,744
  Period Ended July 31,
   2000(a)+................. $12.37  (6.71)%^    0.83%^^    1.59%^^       1.88%^^        32%   $105,034
  Year Ended December 31,
   1999..................... $13.27  26.72%      0.80%      1.56%         1.84%          40%   $ 46,104
  Period Ended December 31,
   1998(c).................. $10.58   5.27%^    (1.47)%^^   1.61%^^       1.89%^^        62%   $ 27,977

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(c)For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights



I SHARES
Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities                 Less Dividends from
                                               -------------------------------------  --------------------------------
                                     Net Asset    Net       Net Realized                         Net Realized           Net Asset
                                      Value,   Investment  and Unrealized  Total from    Net      Gains from             Value,
                                     Beginning   Income    Gains (Losses)  Investment Investment  Investment    Total      End
                                     of Period   (Loss)   from Investments Activities   Income   Transactions Dividends of Period
                                     --------- ---------- ---------------- ---------- ---------- ------------ --------- ---------
BALANCED FUND
  Year Ended July 31, 2003..........  $10.90      0.23          0.66          0.89      (0.27)      (0.14)      (0.41)   $11.38
  Year Ended July 31, 2002..........  $12.45      0.32         (1.18)        (0.86)     (0.33)      (0.36)      (0.69)   $10.90
  Year Ended July 31, 2001+.........  $12.47      0.40          1.26          1.66      (0.41)      (1.27)      (1.68)   $12.45
  Year Ended July 31, 2000..........  $14.93      0.46         (0.64)        (0.18)     (0.50)      (1.78)      (2.28)   $12.47
  Year Ended July 31, 1999..........  $15.18      0.44          0.95          1.39      (0.44)      (1.20)      (1.64)   $14.93
STRATEGIC PORTFOLIOS:
 AGGRESSIVE GROWTH
 PORTFOLIO
  Year Ended July 31, 2003..........  $ 7.03        --          0.70          0.70         --          --          --    $ 7.73
  Year Ended July 31, 2002..........  $ 9.90     (0.02)        (2.21)        (2.23)        --       (0.64)      (0.64)   $ 7.03
  Year Ended July 31, 2001+.........  $11.51      0.14         (0.44)        (0.30)     (0.15)      (1.16)      (1.31)   $ 9.90
  Period Ended July 31, 2000(a).....  $11.53      0.02         (0.02)           --      (0.02)         --       (0.02)   $11.51
  Period Ended December 31, 1999(b).  $10.05      0.12          1.52          1.64      (0.12)      (0.04)      (0.16)   $11.53
STRATEGIC PORTFOLIOS:
 GROWTH PORTFOLIO
  Year Ended July 31, 2003..........  $ 7.62      0.07          0.62          0.69      (0.07)         --       (0.07)   $ 8.24
  Year Ended July 31, 2002..........  $ 9.42      0.09         (1.50)        (1.41)     (0.09)      (0.30)      (0.39)   $ 7.62
  Year Ended July 31, 2001+.........  $10.51      0.24         (0.42)        (0.18)     (0.24)      (0.67)      (0.91)   $ 9.42
  Period Ended July 31, 2000(a).....  $10.61      0.08         (0.11)        (0.03)     (0.07)         --       (0.07)   $10.51
  Period Ended December 31, 1999(c).  $10.00      0.16          0.69          0.85      (0.16)      (0.08)      (0.24)   $10.61
STRATEGIC PORTFOLIOS:
 GROWTH AND INCOME PORTFOLIO
  Year Ended July 31, 2003..........  $ 8.36      0.14          0.55          0.69      (0.14)         --       (0.14)   $ 8.91
  Year Ended July 31, 2002..........  $ 9.80      0.20         (1.16)        (0.96)     (0.20)      (0.28)      (0.48)   $ 8.36
  Year Ended July 31, 2001+.........  $10.56      0.32         (0.12)         0.20      (0.33)      (0.63)      (0.96)   $ 9.80
  Period Ended July 31, 2000(a).....  $10.51      0.14          0.03          0.17      (0.12)         --       (0.12)   $10.56
  Period Ended December 31, 1999(d).  $ 9.85      0.13          0.69          0.82      (0.13)      (0.03)      (0.16)   $10.51
STRATEGIC PORTFOLIOS:
 MODERATE GROWTH AND
 INCOME PORTFOLIO
  Year Ended July 31, 2003..........  $ 8.61      0.17          0.49          0.66      (0.17)      (0.03)      (0.20)   $ 9.07
  Year Ended July 31, 2002..........  $ 9.76      0.23         (0.95)        (0.72)     (0.23)      (0.20)      (0.43)   $ 8.61
  Year Ended July 31, 2001+.........  $10.08      0.34          0.14          0.48      (0.35)      (0.45)      (0.80)   $ 9.76
  Period Ended July 31, 2000(a).....  $ 9.98      0.18          0.07          0.25      (0.15)         --       (0.15)   $10.08
  Period Ended December 31, 1999(e).  $ 9.88      0.20          0.16          0.36      (0.20)      (0.06)      (0.26)   $ 9.98

                                                     Ratios (to average net assets)/Supplemental Data
                                               -------------------------------------------------------------

                                                  Net               Expenses (before Portfolio  Net Assets,
                                      Total    Investment   Net       Reductions/    Turnover  End of Period
                                      Return     Income   Expenses  Reimbursements)    Rate*      (000's)
                                     ------    ---------- --------  ---------------- --------- -------------
BALANCED FUND
  Year Ended July 31, 2003..........   8.49%      2.19%     1.19%         1.32%          86%     $ 62,776
  Year Ended July 31, 2002..........  (7.27)%     2.72%     1.19%         1.31%          34%     $ 68,542
  Year Ended July 31, 2001+.........  14.09%      3.16%     1.16%         1.27%          14%     $102,780
  Year Ended July 31, 2000..........  (0.90)%     3.50%     1.13%         1.17%          16%     $166,797
  Year Ended July 31, 1999..........   9.74%      2.93%     1.09%         1.10%          23%     $319,016
STRATEGIC PORTFOLIOS:
 AGGRESSIVE GROWTH
 PORTFOLIO
  Year Ended July 31, 2003..........   9.97%      0.03%     0.61%         0.99%         100%     $ 14,403
  Year Ended July 31, 2002.......... (23.78)%    (0.23)%    0.68%         1.04%          50%     $ 13,497
  Year Ended July 31, 2001+.........  (3.30)%     1.34%     0.72%         1.08%          36%     $ 23,313
  Period Ended July 31, 2000(a).....   0.01%^     0.38%^^   0.75%^^       1.09%^^        22%     $ 20,485
  Period Ended December 31, 1999(b).  16.31%^     3.23%^^   0.73%^^       2.10%^^        95%     $ 18,847
STRATEGIC PORTFOLIOS:
 GROWTH PORTFOLIO
  Year Ended July 31, 2003..........   9.19%      1.01%     0.55%         0.95%         128%     $ 10,633
  Year Ended July 31, 2002.......... (15.50)%     1.03%     0.66%         1.05%          63%     $ 11,930
  Year Ended July 31, 2001+.........  (1.98)%     2.40%     0.73%         1.12%          38%     $ 18,048
  Period Ended July 31, 2000(a).....  (0.29)%^    1.28%^^   0.76%^^       1.10%^^        97%     $ 19,495
  Period Ended December 31, 1999(c).   8.59%^     4.82%^^   0.73%^^       3.14%^^        76%     $ 11,372
STRATEGIC PORTFOLIOS:
 GROWTH AND INCOME PORTFOLIO
  Year Ended July 31, 2003..........   8.32%      1.60%     0.57%         0.76%         135%     $ 51,660
  Year Ended July 31, 2002.......... (10.19)%     2.07%     0.55%         0.73%          69%     $ 55,180
  Year Ended July 31, 2001+.........   1.84%      3.25%     0.57%         0.75%          51%     $ 74,878
  Period Ended July 31, 2000(a).....   1.64%^     2.39%^^   0.58%^^       0.72%^^        21%     $ 87,453
  Period Ended December 31, 1999(d).   8.40%^     3.43%^^   0.70%^^       0.98%^^        57%     $ 86,700
STRATEGIC PORTFOLIOS:
 MODERATE GROWTH AND
 INCOME PORTFOLIO
  Year Ended July 31, 2003..........   7.87%      1.99%     0.59%         0.96%         136%     $ 17,500
  Year Ended July 31, 2002..........  (7.65)%     2.54%     0.59%         0.97%          65%     $ 17,843
  Year Ended July 31, 2001+.........   4.93%      3.48%     0.71%         1.09%          62%     $ 20,264
  Period Ended July 31, 2000(a).....   2.50%^     3.03%^^   0.74%^^       1.03%^^        21%     $ 20,081
  Period Ended December 31, 1999(e).   3.64%^     4.46%^^   0.73%^^       1.87%^^       124%     $ 21,384

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b)For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(c)For the period from February 1, 1999 (commencement of operations) through December 31, 1999.
(d)For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
(e)For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


I SHARES
Selected data for a share outstanding throughout the period indicated.

                                               Investment Activities                 Less Dividends from
                                       -------------------------------------- --------------------------------
                             Net Asset              Net Realized                         Net Realized           Net Asset
                              Value,      Net      and Unrealized  Total from    Net      Gains from             Value,
                             Beginning Investment  Gains (Losses)  Investment Investment  Investment    Total      End    Total
                             of Period   Income   from Investments Activities   Income   Transactions Dividends of Period Return
                             --------- ---------- ---------------- ---------- ---------- ------------ --------- --------- ------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003..  $10.26      0.42         (0.05)         0.37      (0.43)      (0.15)      (0.58)   $10.05    3.62%
  Year Ended July 31, 2002..  $10.10      0.49          0.21          0.70      (0.54)         --       (0.54)   $10.26    7.12%
  Year Ended July 31, 2001+.  $ 9.61      0.56          0.50          1.06      (0.57)         --       (0.57)   $10.10   11.30%
  Year Ended July 31, 2000..  $ 9.62      0.57         (0.03)         0.54      (0.55)         --       (0.55)   $ 9.61    5.91%
  Year Ended July 31, 1999..  $ 9.87      0.54         (0.26)         0.28      (0.53)         --       (0.53)   $ 9.62    2.72%
LIMITED TERM BOND FUND
  Year Ended July 31, 2003..  $10.70      0.38          0.02          0.40      (0.44)         --       (0.44)   $10.66    3.76%
  Year Ended July 31, 2002..  $10.55      0.50          0.18          0.68      (0.53)         --       (0.53)   $10.70    6.57%
  Year Ended July 31, 2001+.  $10.13      0.58          0.43          1.01      (0.59)         --       (0.59)   $10.55   10.26%
  Year Ended July 31, 2000..  $10.29      0.59         (0.12)         0.47      (0.63)         --       (0.63)   $10.13    4.71%
  Year Ended July 31, 1999..  $10.43      0.59         (0.16)         0.43      (0.57)         --       (0.57)   $10.29    4.14%
BOND FUND
  Year Ended July 31, 2003..  $11.43      0.49          0.10          0.59      (0.54)      (0.15)      (0.69)   $11.33    5.19%
  Year Ended July 31, 2002..  $11.13      0.53          0.37          0.90      (0.57)      (0.03)      (0.60)   $11.43    8.34%
  Year Ended July 31, 2001+.  $10.52      0.60          0.61          1.21      (0.60)         --       (0.60)   $11.13   11.79%
  Year Ended July 31, 2000..  $10.63      0.59         (0.06)         0.53      (0.62)      (0.02)      (0.64)   $10.52    5.24%
  Year Ended July 31, 1999..  $11.05      0.61         (0.30)         0.31      (0.60)      (0.13)      (0.73)   $10.63    2.68%

                                   Ratios (to average net assets)/Supplemental Data
                             ------------------------------------------------------------

                                Net              Expenses (before Portfolio  Net Assets,
                             Investment   Net      Reductions/    Turnover  End of Period
                               Income   Expenses Reimbursements)    Rate*      (000's)
                             ---------- -------- ---------------- --------- -------------
GOVERNMENT INCOME FUND
  Year Ended July 31, 2003..    4.08%     0.86%        1.13%         43%      $253,447
  Year Ended July 31, 2002..    4.88%     0.85%        1.11%         18%      $263,211
  Year Ended July 31, 2001+.    5.62%     0.84%        1.10%         25%      $302,099
  Year Ended July 31, 2000..    5.68%     0.85%        1.13%         42%      $356,642
  Year Ended July 31, 1999..    5.44%     0.60%        1.65%         27%      $  3,150
LIMITED TERM BOND FUND
  Year Ended July 31, 2003..    3.52%     0.83%        1.12%         32%      $181,187
  Year Ended July 31, 2002..    4.71%     0.86%        1.12%         29%      $151,819
  Year Ended July 31, 2001+.    5.59%     0.86%        1.12%         44%      $155,261
  Year Ended July 31, 2000..    5.74%     0.82%        1.07%         34%      $177,323
  Year Ended July 31, 1999..    5.60%     0.71%        0.98%         39%      $109,554
BOND FUND
  Year Ended July 31, 2003..    4.14%     0.84%        1.12%         33%      $599,249
  Year Ended July 31, 2002..    4.77%     0.84%        1.10%         35%      $588,979
  Year Ended July 31, 2001+.    5.47%     0.84%        1.10%         24%      $609,708
  Year Ended July 31, 2000..    5.66%     0.78%        1.03%         27%      $501,550
  Year Ended July 31, 1999..    5.57%     0.71%        0.95%         18%      $380,226

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


I SHARES
Selected data for a share outstanding throughout the period indicated.

                                                  Investment Activities                Less Dividends from
                                           -----------------------------------  --------------------------------
                                                       Net Realized
                                 Net Asset            and Unrealized                       Net Realized           Net Asset
                                  Value,      Net     Gains (Losses) Total from    Net      Gains from             Value,
                                 Beginning Investment      from      Investment Investment  Investment    Total    End of
                                 of Period   Income    Investments   Activities   Income   Transactions Dividends  Period
                                 --------- ---------- -------------- ---------- ---------- ------------ --------- ---------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003......  $10.38      0.37        (0.04)        0.33      (0.35)      (0.03)      (0.38)   $10.33
  Year Ended July 31, 2002......  $10.19      0.40         0.21         0.61      (0.41)      (0.01)      (0.42)   $10.38
  Year Ended July 31, 2001+.....  $ 9.77      0.41         0.41         0.82      (0.40)         --       (0.40)   $10.19
  Year Ended July 31, 2000......  $ 9.87      0.41        (0.05)        0.36      (0.41)      (0.05)      (0.46)   $ 9.77
  Year Ended July 31, 1999......  $10.14      0.42        (0.18)        0.24      (0.40)      (0.11)      (0.51)   $ 9.87
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2003......  $10.80      0.38        (0.09)        0.29      (0.38)         --       (0.38)   $10.71
  Year Ended July 31, 2002......  $10.52      0.40         0.27         0.67      (0.39)         --       (0.39)   $10.80
  Year Ended July 31, 2001+.....  $10.16      0.41         0.36         0.77      (0.41)         --       (0.41)   $10.52
  Year Ended July 31, 2000......  $10.22      0.42        (0.02)        0.40      (0.43)      (0.03)      (0.46)   $10.16
  Year Ended July 31, 1999......  $10.46      0.43        (0.20)        0.23      (0.41)      (0.06)      (0.47)   $10.22
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2003......  $10.36      0.31        (0.05)        0.26      (0.30)         --       (0.30)   $10.32
  Year Ended July 31, 2002......  $10.10      0.33         0.26         0.59      (0.33)         --       (0.33)   $10.36
  Year Ended July 31, 2001+.....  $ 9.74      0.38         0.36         0.74      (0.38)         --       (0.38)   $10.10
  Period Ended July 31, 2000(a).  $ 9.55      0.22         0.18         0.40      (0.21)         --       (0.21)   $ 9.74
  Year Ended December 31, 1999..  $10.19      0.35        (0.64)       (0.29)     (0.35)         --       (0.35)   $ 9.55
  Year Ended December 31, 1998..  $10.18      0.37         0.08         0.45      (0.37)      (0.07)      (0.44)   $10.19

                                             Ratios (to average net assets)/Supplemental Data
                                         --------------------------------------------------------
                                                                                           Net
                                                                                         Assets,
                                            Net               Expenses (before Portfolio End of
                                 Total   Investment   Net       Reductions/    Turnover  Period
                                 Return    Income   Expenses  Reimbursements)    Rate*   (000's)
                                 ------  ---------- --------  ---------------- --------- --------
MUNICIPAL BOND FUND
  Year Ended July 31, 2003......  3.21%     3.51%     0.74%         1.11%           7%   $351,021
  Year Ended July 31, 2002......  6.10%     3.89%     0.75%         1.10%          10%   $371,126
  Year Ended July 31, 2001+.....  8.52%     4.04%     0.74%         1.10%           5%   $380,330
  Year Ended July 31, 2000......  3.85%     4.25%     0.68%         1.02%           9%   $387,511
  Year Ended July 31, 1999......  2.30%     4.11%     0.61%         0.95%          21%   $321,293
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2003......  2.72%     3.51%     0.69%         1.15%           6%   $ 50,536
  Year Ended July 31, 2002......  6.54%     3.80%     0.72%         1.16%          13%   $ 54,901
  Year Ended July 31, 2001+.....  7.72%     3.95%     0.75%         1.19%           7%   $ 57,181
  Year Ended July 31, 2000......  4.02%     4.19%     0.65%         1.11%          11%   $ 61,877
  Year Ended July 31, 1999......  2.16%     4.10%     0.49%         1.01%          34%   $ 63,548
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2003......  2.47%     2.86%     0.92%         1.24%          21%   $ 39,569
  Year Ended July 31, 2002......  5.93%     3.18%     0.93%         1.21%          60%   $ 49,148
  Year Ended July 31, 2001+.....  7.70%     3.77%     0.94%         1.23%         123%   $ 56,693
  Period Ended July 31, 2000(a).  4.26%^    3.95%^^   0.95%^^       1.11%^^        23%   $ 65,160
  Year Ended December 31, 1999.. (2.83)%    3.57%     1.00%         1.00%          64%   $ 75,537
  Year Ended December 31, 1998..  4.52%     3.65%     0.95%         0.95%         155%   $ 91,687

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
^  Not annualized.
^^ Annualized.
(a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                      See notes to financial statements.

                                                                  AMSOUTH FUNDS
                                                           Financial Highlights


I SHARES+
Selected data for a share outstanding throughout the period indicated.

                                                          Investment Activities
                                                  --------------------------------------
                                                                                            Less
                                      Net Asset                Net Realized              Dividends  Net Asset
                                       Value,        Net      and Unrealized  Total from  from Net   Value,
                                      Beginning   Investment  Gains (Losses)  Investment Investment    End    Total
                                      of Period     Income   from Investments Activities   Income   of Period Return
                                      ---------   ---------- ---------------- ---------- ---------- --------- ------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003..........   $1.000       0.008             --        0.008      (0.008)   $1.000    0.78%
  Year Ended July 31, 2002..........   $1.000       0.017             --        0.017      (0.017)   $1.000    1.68%
  Year Ended July 31, 2001..........   $1.000       0.051             --        0.051      (0.051)   $1.000    5.18%
  Year Ended July 31, 2000..........   $1.000       0.052             --        0.052      (0.052)   $1.000    5.31%
  Year Ended July 31, 1999..........   $1.000       0.045             --        0.045      (0.045)   $1.000    4.59%
U.S. TREASURY MONEY MARKET FUND
  Year Ended July 31, 2003..........   $1.000       0.006                       0.006      (0.006)   $1.000    0.59%
  Year Ended July 31, 2002..........   $1.000       0.015                       0.015      (0.015)   $1.000    1.56%
  Year Ended July 31, 2001..........   $1.000       0.048             --        0.048      (0.048)   $1.000    4.87%
  Year Ended July 31, 2000..........   $1.000       0.048             --        0.048      (0.048)   $1.000    4.86%
  Year Ended July 31, 1999..........   $1.000       0.041             --        0.041      (0.041)   $1.000    4.16%
TREASURY RESERVE MONEY MARKET FUND
  Year Ended July 31, 2003..........   $1.000       0.007             --        0.007      (0.007)   $1.000    0.71%
  Year Ended July 31, 2002..........   $1.000       0.017             --        0.017      (0.017)   $1.000    1.68%
  Year Ended July 31, 2001..........   $1.000       0.049             --        0.049      (0.049)   $1.000    5.06%
  Period Ended July 31, 2000(b).....   $1.000       0.031             --        0.031      (0.031)   $1.000    3.10%^
  Year Ended December 31, 1999......   $1.000       0.043             --        0.043      (0.043)   $1.000    4.39%
  Year Ended December 31, 1998......   $1.000       0.048             --        0.048      (0.048)   $1.000    4.93%
TAX-EXEMPT MONEY MARKET FUND
  Year Ended July 31, 2003..........   $0.999       0.006          0.001        0.007      (0.006)   $1.000    0.62%
  Year Ended July 31, 2002..........   $0.998       0.010          0.001        0.011      (0.010)   $0.999    1.02%
  Year Ended July 31, 2001..........   $0.998       0.029             --        0.029      (0.029)   $0.998    2.98%
  Year Ended July 31, 2000..........   $1.000       0.032         (0.002)       0.030      (0.032)   $0.998    3.23%
  Year Ended July 31, 1999..........   $1.000       0.027             --        0.027      (0.027)   $1.000    2.76%
INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
  Year Ended July 31, 2003...........  $1.000       0.012             --        0.012      (0.012)   $1.000    1.19%
  Year Ended July 31, 2002...........  $1.000       0.021             --        0.021      (0.021)   $1.000    2.09%
  Year Ended July 31, 2001...........  $1.000       0.054             --        0.054      (0.054)   $1.000    5.57%
  Year Ended July 31, 2000...........  $1.000       0.057             --        0.057      (0.057)   $1.000    5.82%
  Period Ended July 31, 1999(c)......  $1.000       0.042             --        0.042      (0.042)   $1.000    4.31%^

                                       Ratios (to average net assets)/Supplemental Data
                                      ---------------------------------------------------


                                         Net               Expenses (before  Net Assets,
                                      Investment   Net       Reductions/    End of Period
                                        Income   Expenses  Reimbursements)     (000's)
                                      ---------- --------  ---------------- -------------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2003..........     0.83%     0.65%         0.87%        $221,937
  Year Ended July 31, 2002..........     1.68%     0.64%         0.84%        $770,519
  Year Ended July 31, 2001..........     5.06%     0.63%         0.84%        $745,662
  Year Ended July 31, 2000..........     5.24%     0.67%         0.76%        $731,762
  Year Ended July 31, 1999..........     4.51%     0.68%         0.69%        $536,899
U.S. TREASURY MONEY MARKET FUND
  Year Ended July 31, 2003..........     0.63%     0.81%         0.93%        $109,413
  Year Ended July 31, 2002..........     1.60%     0.79%         0.90%        $170,343
  Year Ended July 31, 2001..........     4.82%     0.76%         0.87%        $199,416
  Year Ended July 31, 2000..........     4.74%     0.73%         0.77%        $286,872
  Year Ended July 31, 1999..........     4.10%     0.69%         0.70%        $320,847
TREASURY RESERVE MONEY MARKET FUND
  Year Ended July 31, 2003..........     0.78%     0.68%         0.90%        $ 41,676
  Year Ended July 31, 2002..........     1.70%     0.65%         0.86%        $218,404
  Year Ended July 31, 2001..........     4.99%     0.62%         0.85%        $266,738
  Period Ended July 31, 2000(b).....     5.24%^^   0.61%^^       0.76%^^      $280,546
  Year Ended December 31, 1999......     4.31%     0.59%         0.60%        $341,803
  Year Ended December 31, 1998......     4.78%     0.53%             (a)      $309,979
TAX-EXEMPT MONEY MARKET FUND
  Year Ended July 31, 2003..........     0.63%     0.65%         0.87%        $129,415
  Year Ended July 31, 2002..........     1.02%     0.66%         0.86%        $175,135
  Year Ended July 31, 2001..........     2.95%     0.65%         0.86%        $151,905
  Year Ended July 31, 2000..........     3.28%     0.59%         0.80%        $141,874
  Year Ended July 31, 1999..........     2.71%     0.49%         0.73%        $ 73,880
INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND
  Year Ended July 31, 2003...........    1.20%     0.26%         0.41%        $175,778
  Year Ended July 31, 2002...........    2.08%     0.25%         0.39%        $250,091
  Year Ended July 31, 2001...........    5.12%     0.25%         0.40%        $221,876
  Year Ended July 31, 2000...........    5.73%     0.21%         0.41%        $138,779
  Period Ended July 31, 1999(c)......    4.82%^^   0.22%^^       0.45%^^      $ 69,458

+  Represents Class 1 Shares for Institutional Prime Obligations Money Market
   Fund.
^  Not annualized.
^^ Annualized.
(a)There were no fee reductions in this period.
(b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c)For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

 AMSOUTH FUNDS
 Report of Independent Auditors


The Shareholders and
Board of Trustees of AmSouth Funds

   We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AmSouth Funds (comprised of AmSouth Value Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Small Cap Fund, AmSouth Balanced Fund, AmSouth Select Equity Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Strategic Portfolios: Aggressive Growth Portfolio, AmSouth Strategic Portfolios: Growth Portfolio, AmSouth Strategic Portfolios: Growth and Income Portfolio, AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, AmSouth Bond Fund, AmSouth Limited Term Bond Fund, AmSouth Government Income Fund, AmSouth Municipal Bond Fund, AmSouth Florida Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Prime Money Market Fund, AmSouth U.S. Treasury Money Market Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Tax-Exempt Money Market Fund and AmSouth Institutional Prime Obligations Money Market Fund) ("the Funds") as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended July 31, 1999 and December 31, 1999 were audited by other auditors whose reports dated September 21, 1999 and February 22, 2000, respectively, expressed unqualified opinions.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AmSouth Funds as of July 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the four years or periods then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Columbus, Ohio
September 22, 2003

       Trustees and Officers of AmSouth Funds (the "Trust") (Unaudited)

                                Position
                                  Held
                                  with   Term of Office and                                Other
Name, Address                   AmSouth    Length of Time        Number of Funds       Directorships
and Date of Birth                Funds        Served*               Overseen               Held
-----------------               -------- ------------------ -------------------------- -------------

INDEPENDENT TRUSTEES:

Dick D. Briggs, Jr., M.D....... Trustee      Since 1992     Trustee of AmSouth Funds        N/A
  459 DER Building                                          (consisting of 24
  1808 7th Avenue South                                     portfolios).
  UAB Medical Center
  Birmingham, AL 35294
  Date of Birth: 1/28/1934









Wendell D. Cleaver............. Trustee      Since 1992     Trustee of AmSouth Funds        N/A
  225 Lakewood Drive West                                   (consisting of 24
  Mobile, AL 36608                                          portfolios).
  Date of Birth: 9/23/1934


James H. Woodward, Jr.......... Trustee      Since 1987     Trustee of AmSouth Funds        N/A
  University of North Carolina                              (consisting of 24
   at Charlotte                                             portfolios). Trustee of
  Charlotte, NC 28223                                       Variable Insurance Funds
  Date of Birth: 11/24/1939                                 (consisting of 15
                                                            portfolios, 7 of which are
                                                            advised by AIMCO).

Edward P. Farley............... Trustee      Since 2001     Trustee of AmSouth Funds
  2910 Oak Hollow Drive, SE                                 (consisting of 24
  Grand Rapids, MI 49506                                    portfolios).
  Date of Birth: 5/3/1946




Samuel W. Jackson, Jr.......... Trustee      Since 2003     Trustee of Amsouth Funds        N/A
3921 10th Avenue South                                      (consisting of 24
Birmingham, AL 35222                                        portfolios).
Date of Birth: 12/1/1951


Robert J. McMullan............. Trustee      Since 2003     Trustee of Amsouth Funds        N/A
Spring Valley Road                                          (consisting of 24
Morristown, NJ 07960                                        portfolios).
Date of Birth: 3/31/1954




Name, Address                         Principal Occupation(s) During
and Date of Birth                          the Past Five Years
-----------------               -------------------------------------------

INDEPENDENT TRUSTEES:

Dick D. Briggs, Jr., M.D....... From March 1997 to present, Chief Medical
  459 DER Building              officer, Best Doctors(TM) Worldwide
  1808 7th Avenue South         Healthcare Services; from September 1967
  UAB Medical Center            to present, Emeritus Professor and Eminent
  Birmingham, AL 35294          Scholar Chair, Univ. of Alabama at
  Date of Birth: 1/28/1934      Birmingham; from October 1971 to present,
                                Physician, University of Alabama Health
                                Services Foundation; from 1981 to 1995,
                                Professor and Vice Chairman, Dept. of
                                Medicine, Univ. of Alabama at Birmingham
                                School of Medicine; from 1988 to 1992,
                                President, CEO and Medical Director,
                                Univ. of Alabama Health Services
                                Foundation.

Wendell D. Cleaver............. From September 3, 1993 to present, retired;
  225 Lakewood Drive West       form December 1988 to August 1993,
  Mobile, AL 36608              Executive Vice President, Chief Operating
  Date of Birth: 9/23/1934      Officer and Director, Mobile Gas Service
                                Corporation.

James H. Woodward, Jr.......... From 1992 to present, Trustee, J.A. Jones,
  University of North Carolina  Inc., Construction Company; from July
   at Charlotte                 1989 to present, Chancellor, The University
  Charlotte, NC 28223           of North Carolina at Charlotte; from August
  Date of Birth: 11/24/1939     1984 to July 1989, Senior Vice President,
                                University College, University of Alabama
                                at Birmingham.

Edward P. Farley............... Retired, 1999; Executive Vice President,
  2910 Oak Hollow Drive, SE     Old Kent Bank from January 1981-March
  Grand Rapids, MI 49506        1999. Director, Kent Funds, an open-end
  Date of Birth: 5/3/1946       investment management company, for
                                which BISYS Fund Services L.P. serves as
                                distributor, from March 1999 until
                                December 2001.

Samuel W. Jackson, Jr.......... From 1997 to present, Principal, Jackson
3921 10th Avenue South          Fowlkes & Co., Inc.; from 1994-1996 Vice
Birmingham, AL 35222            President for Financial Affairs and
Date of Birth: 12/1/1951        Administration-University of Alabama at
                                Birmingham.

Robert J. McMullan............. From 1998 to present, Chief Financial
Spring Valley Road              Officer GlobeSpanVirata, Inc.; from 1989
Morristown, NJ 07960            through 1998, Executive Vice President &
Date of Birth: 3/31/1954        Chief Financial Officer The BISYS Group,
                                Inc.

                             Position
                               Held
                               with   Term of Office and                              Other
Name, Address                AmSouth    Length of Time       Number of Funds      Directorships
and Date of Birth             Funds        Served*              Overseen              Held
-----------------            -------- ------------------ ------------------------ -------------

INTERESTED TRUSTEES:

J. David Huber, Jr.......... Chairman     Since 1987     Chairman and Trustee of       N/A
  3435 Stelzer Road          and                         AmSouth Funds
  Columbus, OH 43219         Trustee                     (consisting of 24
  Date of Birth: 5/3/1946                                portfolios).

Geoffrey von Kuhn........... Trustee      Since 2002     Trustee of AmSouth Funds      N/A
  Wealth Management Group                                (consisting of 24
  AmSouth Bank                                           portfolios).
  AmSouth Harbert Plaza -
  Upper Lobby
  1901 Sixth Avenue
  North Birmingham, AL
  35203
  Date of Birth: 10/26/1951



ADVISORY TRUSTEES:

Norma A. Coldwell........... Advisory     Since 2002     Advisory Trustee of           N/A
  3330 Southwestern Blvd.    Trustee                     AmSouth Funds
  Dallas, TX 75225                                       (consisting of 24
  Date of Birth: 6/23/1925                               portfolios).









Homer H. Turner, Jr......... Advisory     Since 2002     Advisory Trustee of           N/A
  751 Cary Drive             Trustee                     AmSouth Funds
  Auburn, AL 36830-2505                                  (consisting of 24
  Date of Birth: 2/18/1928                               portfolios).



Name, Address                       Principal Occupation(s) During
and Date of Birth                        the Past Five Years
-----------------            --------------------------------------------

INTERESTED TRUSTEES:

J. David Huber, Jr.......... From June 1987 to present, employee of
  3435 Stelzer Road          BISYS Fund Services L.P.
  Columbus, OH 43219
  Date of Birth: 5/3/1946

Geoffrey von Kuhn........... From April 2001 to present, Senior
  Wealth Management Group    Executive Vice President, AmSouth
  AmSouth Bank               Bancorporation and AmSouth Bank, Head,
  AmSouth Harbert Plaza -    Wealth Management Group; April 2000 to
  Upper Lobby                April 2001, Head U.S. Private Bank,
  1901 Sixth Avenue          Cititgroup; February 1998 to April 2000,
  North Birmingham, AL       Senior Managing Director and Vice
  35203                      Chairman, Banc One Capital Markets; May
  Date of Birth: 10/26/1951  1996 to February 1998, Senior Managing
                             Director, Bank One Institutional Investment
                             Services, Inc.

ADVISORY TRUSTEES:

Norma A. Coldwell........... Trustee, AmSouth Funds 2000-2002;
  3330 Southwestern Blvd.    International Economist and Consultant;
  Dallas, TX 75225           Executive Vice President of Coldwell
  Date of Birth: 6/23/1925   Financial consultants; Trustee and Treasurer
                             of Meridian International Center
                             (International Education and Cultural
                             Group); Member of the Board of Advisors
                             of Meridian International Center and
                             Emerging Capital Markets, SA
                             (Montevideo, Uruguay); formerly, Chief
                             International Economist of Riggs National
                             Bank, Washington, DC.

Homer H. Turner, Jr......... Formerly, Trustee, AmSouth Funds; from
  751 Cary Drive             June 1991 to present, retired; until June
  Auburn, AL 36830-2505      1991, Vice President, Birmingham
  Date of Birth: 2/18/1928   Division, Alabama Power Company.

--------

*  There is no defined term of office for Trustees of AmSouth Funds.

   Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

   Executive Officers.

                            Position
                              Held
                              with    Term of Office and                             Other
                            AmSouth     Length of Time       Number of Funds     Directorships
Name and Date of Birth       Funds         Served*              Overseen             Held
----------------------      --------- ------------------ ----------------------- -------------
John F. Calvano............ President     Since 1999     President of AmSouth         N/A
  Date of Birth: 3/30/1960                               Funds (consisting of 24
                                                         portfolios).







Walter B. Grimm............ Vice          Since 1994     Vice President of            N/A
  Date of Birth: 6/30/1945  President                    AmSouth Funds
                                                         (consisting of 24
                                                         portfolios).



Trent Statczar............. Treasurer     Since 2003     Treasurer of Amsouth         N/A
 Date of Birth: 8/31/1971                                Funds (consisting of 24
                                                         portfolios).

Rodney L. Ruehle........... Secretary     Since 1999     Secretary of AmSouth         N/A
  Date of Birth: 4/26/1968                               Funds (consisting of 24
                                                         portfolios).









                                 Principal Occupation(s) During
Name and Date of Birth                the Past Five Years
----------------------      -----------------------------------------
John F. Calvano............ From September 1999 to present, Senior
  Date of Birth: 3/30/1960  Vice President, AmSouth Bank; from
                            October 1994 to September 1999, employee
                            of BISYS Fund Services Limited
                            Partnership; from July 1992 to August
                            1994, investment representative, BA
                            Investment Services; and from October
                            1986 to July 1994, Marketing Manager,
                            Great Western Investment Management.

Walter B. Grimm............ From June 1992 to present, employee of
  Date of Birth: 6/30/1945  BISYS Fund Services L.P.; from 1990 to
                            1992, President and CEO, Security
                            Bancshares; from July 1981 to 1990,
                            President of Leigh Investments Consulting
                            (investment firm).

Trent Statczar............. From June 1993 to present, employee of
 Date of Birth: 8/31/1971   BISYS Fund Services.


Rodney L. Ruehle........... From August 1990 to August 1995,
  Date of Birth: 4/26/1968  Assistant Treasurer of the Cardinal Group
                            of Funds; from August 1995 to present,
                            Director Administration Services, BISYS
                            Fund Services L.P. From 1999-present,
                            Vice President and Secretary, Fifth Third
                            Funds, an open-end management
                            investment company for which BISYS
                            Fund Services, LP serves as distributor.

                           Position
                             Held
                             with    Term of Office and                                Other
                           AmSouth     Length of Time        Number of Funds       Directorships
Name and Date of Birth      Funds         Served*               Overseen               Held
----------------------     --------- ------------------ -------------------------- -------------

Alaina V. Metz............ Assistant     Since 1995     Assistant Secretary of          N/A
  Date of Birth: 4/7/1967  Secretary                    AmSouth Funds
                                                        (consisting of 24
                                                        portfolios). Secretary of
                                                        Variable Insurance Funds
                                                        (consisting of 15
                                                        portfolios, 7 of which are
                                                        advised by AIMCO).











































                                  Principal Occupation(s) During
Name and Date of Birth                 the Past Five Years
----------------------     --------------------------------------------

Alaina V. Metz............ From June 1995 to Present, Chief
  Date of Birth: 4/7/1967  Administrator, Administrative and
                           Regulatory Services, BISYS Fund Services
                           Limited Partnership; from May 1989 to
                           June 1995, Supervisor, Mutual Fund Legal
                           Department, Alliance Capital Management.
                           Currently, Chairman, Gartmore Mutual
                           Funds, LEADER Mutual Funds, Shay Asset
                           Management Fund; Alpine Equity Trust,
                           and Barr Rosenberg Variable Insurance
                           Trust; Vice President, Pacific Capital
                           Funds; Secretary, Variable Insurance Funds
                           and Signal Funds; Assistant Secretary,
                           BB&T Funds, BNY Hamilton Funds, Inc.,
                           Brenton Mutual Funds, Citizens Funds,
                           Counter Bond Fund, The Empire Builder
                           Tax Free Bond Fund, Eureka Funds,
                           Gartmore Variable Insurance Trust,
                           Governor Funds, Hirtle Callaghan Trust,
                           HSBC Advisor Funds Trust (Class Y--
                           Offshore Feeder Funds), HSBC Family of
                           Funds, HSBC Investor Funds, Kensington
                           Funds, Kent Funds, Metamarkets.com,
                           Meyers Investment Trust, MMA Praxis
                           Mutual Funds, Mutual Fund Group--Chase
                           Vista Funds, Mutual Fund Investment
                           Trust--Chase Funds, Mutual Master
                           Investment Trust, Mutual Fund Select
                           Group--Chase Vista Funds, Mutual Fund
                           Select Trust--Chase Vista Funds, Mutual
                           Fund Trust--Chase Vista Funds,
                           Nationwide Asset Allocation Trust
                           (NAAT), Old Westbury Funds, One Group
                           Mutual Funds, RBC Funds, Shay--
                           Institutional Investors Capital Appreciation
                           Fund, Inc., Shay--M.S.B. Fund, Inc.,
                           Summit Investment Trust, The Shelby
                           Funds, United American Cash Reserves,
                           USAllianz Funds, USAllianz Variable
                           Insurance Products Trust, UST of Boston,
                           Valiant Fund, Van Ness Funds, Victory
                           Portfolios, Victory Variable Insurance, The
                           Williamette Funds, Oak Value, Old
                           National Funds, ProFunds, 1st Source
                           Monogram Funds, Ambassador Funds,
                           American Independence Funds Trust, and
                           American Performance; and Treasurer,
                           Legacy Funds Group.

--------
*  There is no defined term of office for officers of AmSouth Funds.

   The officers of AmSouth Funds are interested persons (as defined in the 1940
Act) and receive no compensation directly from AmSouth Funds for performing the duties of their offices.

   The Statement of Additional Information ("SAI") includes additional information about the Trust's Directors and Officers. To obtain a copy of the SAI, without charge, call (800) 451-8382.

Compensation of Trustees and Officers of AmSouth Funds (the "Trust") (Unaudited)

   The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Grimm, Ruehle, and Statczar and Ms. Metz are employees of BISYS Fund Services Limited Partnership.

                            COMPENSATION TABLE (1)

                                         Pension or
                                         Retirement                     Total
                            Aggregate     Benefits     Estimated    Compensation
                          Compensation   Accrued as     Annual      from AmSouth
                          from AmSouth  Part of Fund Benefits upon  Mutual Funds
Name                      Fund Expenses   Expenses    Retirement   Paid to Trustee
----                      ------------- ------------ ------------- ---------------
J. David Huber...........       None        None         None             None
Geoffrey A. von Kuhn.....       None        None         None             None
James H. Woodward, Jr....    $25,250        None         None          $25,250
*Homer H. Turner.........    $24,000        None         None          $24,000
Wendell D. Cleaver.......    $25,250        None         None          $25,250
Dick D. Briggs, Jr., M.D.    $25,250        None         None          $25,250
*Norma S. Coldwell.......    $24,000        None         None          $24,000
Edward P. Farley.........    $25,250        None         None          $25,250
**Samuel W. Jackson, Jr..    $ 7,250        None         None          $ 7,250
**Robert J. McMullan.....    $ 7,250        None         None          $ 7,250

--------
(1)Figures are for the Trust's fiscal year ended July 31, 2003.
 * Mr. Turner and Ms. Coldwell retired from the Board of Trustees and assumed "Advisory Trustee" status in March, 2002.
** On June 18, 2003, Messrs. Jackson and McMullan were appointed by the Board to serve as Trustees of the Trust.

[LOGO] AMSOUTH FUNDS(R)
ANNUAL REPORT
JULY 31, 2003

Investment Advisor
------------------------------------------
AmSouth Investment Management Company, LLC
1901 6th Avenue
North Birmingham AL 35203

Investment Subadvisors
------------------------------------------
AmSouth Asset Management, Inc.
1901 6th Avenue North
Birmingham AL 35203
.. Bond Fund
.. Capital Growth Fund
.. Large Cap Fund
.. Value Fund

OakBrook Investments, LLC
701 Warrenville Road, Suite 135
Lisle IL 60532
.. Enhanced Market Fund
.. Mid Cap Fund
.. Select Equity Fund

Sawgrass Asset Management, LLC
1579 The Greens Way, Suite 20
Jacksonville FL 32250
.. Small Cap Fund

Dimensional Fund Advisors, Inc.
1299 Ocean Avenue Santa Monica CA 90401
.. International Equity Fund

Distributor
------------------------------------------
BISYS Fund Services
3435 Stelzer Road, Suite 1000
Columbus OH 43219

Legal Counsel
------------------------------------------
Kirkpatrick & Lockhart, LLP
1800 Massachusetts Avenue, N.W.
Washington DC 20036

Transfer Agent
------------------------------------------
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road, Suite 1000
Columbus OH 43219

Auditors
------------------------------------------
Ernst & Young, LLP
1100 Huntington Center
41 South High Street
Columbus OH 43215




                                                                          9/03
                                                                          ASO-AR

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics was filed as an exhibit to the registrant's Form N-CSR on October 6, 2003 and is incorporated herein by reference.

Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2) If the registrant provides the disclosure required by paragraph
     (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
          Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph
     (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Samuel W. Jackson,Jr. and Robert J. McMullan. They are independent trustees.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

Only effective for reports with periods ending on or after July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No Material changes to report.

Item 10. Controls and Procedures.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed as an exhibit to Form NCSR on October 6, 2003 and incorporated herein by reference.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act. This certification will not be deemed "filed" for purposes
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. This certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AmSouth Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nadeem Yousaf            Nadeem Yousaf, Treasurer
                         -------------------------------------------------------

Date  May 18, 2004
    ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Calvano              John Calvano, President
                         -------------------------------------------------------

Date  May 18, 2004
    ----------------

By (Signature and Title)*  /s/ Nadeem Yousaf            Nadeem Yousaf, Treasurer
                         -------------------------------------------------------

Date  May 18, 2004
    ----------------

* Print the name and title of each signing officer under his or her signature.